UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

Item 1. Reports to Stockholders

VALIC Company II

Annual Report, August 31, 2019

SAVING : INVESTING : PLANNING

This disclosure does not apply to investors who own fund shares beneficially through a variable insurance contract. Each applicable insurance company will provide information regarding delivery of fund shareholder reports to its contract owners.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Registrant’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Registrant. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Registrant or VALIC Retirement Services Company (VRSCO), as your retirement plan recordkeeper, electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.valic.com.

You may elect to receive all future reports in paper free of charge. You can inform the Registrant or VRSCO that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all funds held within your employer-sponsored retirement plan account with VRSCO.

VALIC Company II

ANNUAL REPORT AUGUST 31, 2019

VALIC Company II

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company II consisting of investment portfolio information and financial statements for the twelve-month period ending August 31, 2019. We encourage you to carefully read this report.

We continue to believe that maintaining a well-diversified investment portfolio focused on the long-term can help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and tax considerations to develop a plan that employs appropriate investment strategies and a diversified allocation among asset classes.

Our highest priority is to assist you in improving the likelihood of reaching your long-term investment goals.

Thank you for your investment.

Sincerely,

John T. Genoy, President

VALIC Company II

Note: All performance figures quoted are for the VALIC Company II Funds. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

VALIC Company II

EXPENSE EXAMPLE — August 31, 2019 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at March 1, 2019 and held until August 31, 2019. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with your Variable Contract, Plan or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended August 31, 2019” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended August 31, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended August 31, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company II

EXPENSE EXAMPLE — August 31, 2019 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at March 1, 2019	Ending Account Value Using Actual Return at August 31, 2019	Expenses Paid During the Six Months Ended August 31, 2019*	Beginning Account Value at March 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at August 31, 2019	Expenses Paid During the Six Months Ended August 31, 2019*	Annualized Expense Ratio
Aggressive Growth Lifestyle#	$1,000.00	$1,027.44	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Capital Appreciation#	$1,000.00	$1,044.19	$4.38	$1,000.00	$1,020.92	$4.33	0.85%
Conservative Growth Lifestyle#	$1,000.00	$1,043.63	$0.52	$1,000.00	$1,024.70	$0.51	0.10%
Core Bond#	$1,000.00	$1,077.31	$4.03	$1,000.00	$1,021.32	$3.92	0.77%
Government Money Market II#	$1,000.00	$1,009.10	$2.79	$1,000.00	$1,022.43	$2.80	0.55%
High Yield Bond#	$1,000.00	$1,043.93	$4.95	$1,000.00	$1,020.37	$4.89	0.96%
International Opportunities#	$1,000.00	$1,009.36	$5.06	$1,000.00	$1,020.16	$5.09	1.00%
Large Cap Value#	$1,000.00	$1,028.48	$4.14	$1,000.00	$1,021.12	$4.13	0.81%
Mid Cap Growth#	$1,000.00	$1,057.70	$4.41	$1,000.00	$1,020.92	$4.33	0.85%
Mid Cap Value#	$1,000.00	$1,015.51	$5.33	$1,000.00	$1,019.91	$5.35	1.05%
Moderate Growth Lifestyle#	$1,000.00	$1,040.67	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Small Cap Growth#	$1,000.00	$1,008.02	$5.87	$1,000.00	$1,019.36	$5.90	1.16%
Small Cap Value#	$1,000.00	$916.76	$4.59	$1,000.00	$1,020.42	$4.84	0.95%
Strategic Bond	$1,000.00	$1,058.36	$4.57	$1,000.00	$1,020.77	$4.48	0.88%
U.S. Socially Responsible#†	$1,000.00	$1,072.03	$2.92	$1,000.00	$1,022.38	$2.85	0.56%

*

Expenses are equal to each Fund‘s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days (to reflect the one-half year period) . These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA‘s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.

#

During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended August 31, 2019” and the “Annualized Expense Ratio” would have been higher.

†	See Note 1 to Financial Statements

3

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	54.2%
Domestic Fixed Income Investment Companies	18.4
International Equity Investment Companies	16.6
Domestic Money Market Investment Companies	4.3
Real Estate Investment Companies	3.6
International Fixed Income Investment Companies	2.9

100.0%

*	Calculated as a percentage of net assets

4

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(2) — 100.0%
Domestic Equity Investment Companies — 54.2%
VALIC Co. I Blue Chip Growth Fund	430	$8,736
VALIC Co. I Dividend Value Fund	2,531,299	28,578,366
VALIC Co. I Large Cap Core Fund	800,788	9,433,280
VALIC Co. I Large Capital Growth Fund	410,087	7,008,381
VALIC Co. I Mid Cap Index Fund	925,502	22,693,321
VALIC Co. I Mid Cap Strategic Growth Fund	647,715	10,777,983
VALIC Co. I Nasdaq-100 Index Fund	930,224	14,148,711
VALIC Co. I Science & Technology Fund	757,870	21,296,134
VALIC Co. I Small Cap Index Fund	731,251	14,025,396
VALIC Co. I Small Cap Special Values Fund	400,479	4,577,480
VALIC Co. I Stock Index Fund	1,441,266	60,403,472
VALIC Co. I Value Fund	722,583	13,230,486
VALIC Co. II Capital Appreciation Fund	1,476,808	21,989,673
VALIC Co. II Large Cap Value Fund	1,737,544	34,942,017
VALIC Co. II Mid Cap Growth Fund	972,583	10,231,569
VALIC Co. II Mid Cap Value Fund	1,342,473	23,077,118
VALIC Co. II Small Cap Growth Fund	540,215	9,124,232
VALIC Co. II Small Cap Value Fund	777,567	8,366,619

Total Domestic Equity Investment Companies
(cost $316,433,116)		313,912,974

Domestic Fixed Income Investment Companies — 18.4%
VALIC Co. I Capital Conservation Fund	939,477	9,667,217
VALIC Co. I Government Securities Fund	543,719	5,948,285
VALIC Co. I Inflation Protected Fund	2,140,159	24,440,615
VALIC Co. II Core Bond Fund	1,082,407	12,480,152
VALIC Co. II High Yield Bond Fund	3,228,774	24,732,412
VALIC Co. II Strategic Bond Fund	2,587,308	29,365,950

Total Domestic Fixed Income Investment Companies
(cost $103,768,973)		106,634,631

Domestic Money Market Investment Companies — 4.3%
VALIC Co. I Government Money Market I Fund
(cost $24,726,765)(3)	24,726,765	24,726,765

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 16.6%
VALIC Co. I Emerging Economies Fund	4,006,018	$30,886,401
VALIC Co. I International Equities Index Fund	1,642,244	11,232,950
VALIC Co. I International Growth Fund	769,682	9,012,975
VALIC Co. I International Value Fund	2,873,275	25,859,475
VALIC Co. II International Opportunities Fund	1,049,048	19,344,439

Total International Equity Investment Companies
(cost $103,541,554)		96,336,240

International Fixed Income Investment Companies — 2.9%
VALIC Co. I International Government Bond Fund
(cost $15,551,321)	1,328,788	16,463,683

Real Estate Investment Companies — 3.6%
VALIC Co. I Global Real Estate Fund
(cost $19,486,632)	2,499,829	20,898,566

TOTAL INVESTMENTS
(cost $583,508,361)(1)	100.0%	578,972,859
Other assets less liabilities	0.0	75,752

NET ASSETS	100.0%	$579,048,611

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 5 for cost of investments on a tax basis.
(2)	See Note 3
(3)	The 7-day yield as of August 31, 2019 is 1.60%.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$578,972,859	$—	$—	$578,972,859

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

5

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

Applications Software	9.2%
Finance — Credit Card	8.7
Medical — Drugs	7.4
E-Commerce/Products	5.2
Computers	4.8
Web Portals/ISP	4.5
Internet Content — Entertainment	3.4
Retail — Restaurants	3.2
Cable/Satellite TV	2.8
E-Commerce/Services	2.4
Medical — Biomedical/Gene	2.4
Medical Products	2.0
Insurance — Multi-line	1.9
Retail — Auto Parts	1.8
Food — Confectionery	1.8
Cosmetics & Toiletries	1.8
Electronic Components — Semiconductors	1.7
Computer Data Security	1.6
Retail — Discount	1.6
Building Products — Wood	1.6
Airlines	1.6
Real Estate Investment Trusts	1.6
Enterprise Software/Service	1.5
Internet Security	1.5
Food — Misc./Diversified	1.5
Transport — Rail	1.4
Oil Companies — Exploration & Production	1.4
Insurance — Property/Casualty	1.4
Commercial Services — Finance	1.4
Auto/Truck Parts & Equipment — Original	1.4
Computer Software	1.4
Semiconductor Equipment	1.4
Computer Aided Design	1.3
Distribution/Wholesale	1.3
Electronic Forms	1.2
Containers — Paper/Plastic	1.2
Internet Infrastructure Software	1.0
Machinery — Construction & Mining	0.9
Software Tools	0.8
Medical Instruments	0.7
Apparel Manufacturers	0.7
Rental Auto/Equipment	0.6
Engines — Internal Combustion	0.5
Aerospace/Defense	0.5
Investment Management/Advisor Services	0.4
Computers — Memory Devices	0.4

98.8%

*	Calculated as a percentage of net assets

6

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Aerospace/Defense — 0.5%
TransDigm Group, Inc.	886	$476,952

Airlines — 1.6%
Southwest Airlines Co.	31,143	1,629,402

Apparel Manufacturers — 0.7%
Deckers Outdoor Corp.†	4,871	718,229

Applications Software — 9.2%
Microsoft Corp.	48,397	6,672,011
salesforce.com, Inc.†	9,729	1,518,405
ServiceNow, Inc.†	5,105	1,336,693

		9,527,109

Auto/Truck Parts & Equipment - Original — 1.4%
Allison Transmission Holdings, Inc.	32,259	1,433,267

Building Products - Wood — 1.6%
Masco Corp.	40,483	1,648,873

Cable/Satellite TV — 2.8%
Altice USA, Inc., Class A†	31,996	924,044
Comcast Corp., Class A	43,441	1,922,699

		2,846,743

Commercial Services - Finance — 1.4%
FleetCor Technologies, Inc.†	4,855	1,448,732

Computer Aided Design — 1.3%
Cadence Design Systems, Inc.†	20,012	1,370,422

Computer Data Security — 1.6%
Fortinet, Inc.†	21,337	1,689,464

Computer Software — 1.4%
Akamai Technologies, Inc.†	15,996	1,425,723

Computers — 4.8%
Apple, Inc.	23,807	4,969,473

Computers - Memory Devices — 0.4%
NetApp, Inc.	8,748	420,429

Containers - Paper/Plastic — 1.2%
Berry Global Group, Inc.†	31,371	1,227,861

Cosmetics & Toiletries — 1.8%
Estee Lauder Cos., Inc., Class A	9,132	1,808,045

Distribution/Wholesale — 1.3%
WW Grainger, Inc.	4,906	1,342,527

E-Commerce/Products — 5.2%
Amazon.com, Inc.†	2,998	5,325,317

E-Commerce/Services — 2.4%
Expedia Group, Inc.	13,391	1,742,169
TripAdvisor, Inc.†	19,383	736,360

		2,478,529

Electronic Components - Semiconductors — 1.7%
Broadcom, Inc.	6,292	1,778,371

Electronic Forms — 1.2%
Adobe, Inc.†	4,401	1,252,129

Engines - Internal Combustion — 0.5%
Cummins, Inc.	3,631	541,999

Enterprise Software/Service — 1.5%
Oracle Corp.	18,469	961,496
Veeva Systems, Inc., Class A†	3,794	608,482

		1,569,978

Security Description	Shares	Value (Note 2)

Finance - Credit Card — 8.7%
American Express Co.	14,316	$1,723,217
Discover Financial Services	12,791	1,022,896
Mastercard, Inc., Class A	12,806	3,603,224
Visa, Inc., Class A	14,618	2,643,227

		8,992,564

Food - Confectionery — 1.8%
Hershey Co.	11,755	1,862,932

Food - Misc./Diversified — 1.5%
Post Holdings, Inc.†	15,336	1,528,846

Insurance - Multi-line — 1.9%
Allstate Corp.	18,721	1,916,843

Insurance - Property/Casualty — 1.4%
Progressive Corp.	19,259	1,459,832

Internet Content - Entertainment — 3.4%
Facebook, Inc., Class A†	11,211	2,081,547
Twitter, Inc.†	32,011	1,365,269

		3,446,816

Internet Infrastructure Software — 1.0%
F5 Networks, Inc.†	8,250	1,062,023

Internet Security — 1.5%
Palo Alto Networks, Inc.†	7,703	1,568,485

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,290	424,344

Machinery - Construction & Mining — 0.9%
Caterpillar, Inc.	7,752	922,488

Medical Instruments — 0.7%
Edwards Lifesciences Corp.†	3,385	750,928

Medical Products — 2.0%
Abbott Laboratories	9,394	801,496
Cooper Cos., Inc.	2,280	706,230
Hologic, Inc.†	10,273	507,178

		2,014,904

Medical - Biomedical/Gene — 2.4%
Amgen, Inc.	8,709	1,816,872
Exelixis, Inc.†	32,257	640,301

		2,457,173

Medical - Drugs — 7.4%
AbbVie, Inc.	18,871	1,240,580
Eli Lilly & Co.	19,291	2,179,304
Jazz Pharmaceuticals PLC†	6,368	816,059
Merck & Co., Inc.	39,273	3,395,936

		7,631,879

Oil Companies - Exploration & Production — 1.4%
ConocoPhillips	28,039	1,463,075

Real Estate Investment Trusts — 1.6%
Essex Property Trust, Inc.	3,173	1,019,358
Lamar Advertising Co., Class A	7,802	598,023

		1,617,381

Rental Auto/Equipment — 0.6%
United Rentals, Inc.†	5,440	612,326

Retail - Auto Parts — 1.8%
AutoZone, Inc.†	1,699	1,871,771

Retail - Discount — 1.6%
Walmart, Inc.	14,566	1,664,311

7

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants — 3.2%
Chipotle Mexican Grill, Inc.†	1,088	$912,201
Starbucks Corp.	24,451	2,360,989

		3,273,190

Semiconductor Equipment — 1.4%
Lam Research Corp.	6,656	1,401,155

Software Tools — 0.8%
VMware, Inc., Class A	6,125	866,320

Transport - Rail — 1.4%
Union Pacific Corp.	9,098	1,473,512

Security Description	Shares	Value (Note 2)

Web Portals/ISP — 4.5%
Alphabet, Inc., Class A†	979	$1,165,529
Alphabet, Inc., Class C†	2,901	3,446,678

		4,612,207

TOTAL INVESTMENTS
(cost $87,465,156)(1)	98.8%	101,824,879
Other assets less liabilities	1.2	1,255,432

NET ASSETS	100.0%	$103,080,311

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$101,824,879	$—	$—	$101,824,879

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

8

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	54.0%
Domestic Equity Investment Companies	27.2
International Equity Investment Companies	6.9
International Fixed Income Investment Companies	5.0
Domestic Money Market Investment Companies	4.2
Real Estate Investment Companies	2.7

100.0%

*	Calculated as a percentage of net assets

9

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(2) — 100.0%
Domestic Equity Investment Companies — 27.2%
VALIC Co. I Dividend Value Fund	1,184,464	$13,372,604
VALIC Co. I Large Cap Core Fund	216,568	2,551,173
VALIC Co. I Large Capital Growth Fund	692	11,827
VALIC Co. I Mid Cap Index Fund	248,758	6,099,542
VALIC Co. I Mid Cap Strategic Growth Fund	115,494	1,921,814
VALIC Co. I Nasdaq-100 Index Fund	287,296	4,369,772
VALIC Co. I Science & Technology Fund	235,012	6,603,825
VALIC Co. I Small Cap Index Fund	153,587	2,945,793
VALIC Co. I Small Cap Special Values Fund	191,569	2,189,629
VALIC Co. I Stock Index Fund	415,501	17,413,662
VALIC Co. I Value Fund	157,219	2,878,686
VALIC Co. II Capital Appreciation Fund	361,788	5,387,016
VALIC Co. II Large Cap Value Fund	454,980	9,149,653
VALIC Co. II Mid Cap Growth Fund	253,338	2,665,112
VALIC Co. II Mid Cap Value Fund	449,212	7,721,956
VALIC Co. II Small Cap Growth Fund	105,584	1,783,314
VALIC Co. II Small Cap Value Fund	95,931	1,032,222

Total Domestic Equity Investment Companies
(cost $90,199,691)		88,097,600

Domestic Fixed Income Investment Companies — 54.0%
VALIC Co. I Capital Conservation Fund	1,737,574	17,879,637
VALIC Co. I Government Securities Fund	841,846	9,209,796
VALIC Co. I Inflation Protected Fund	1,799,288	20,547,869
VALIC Co. II Core Bond Fund	4,712,907	54,339,812
VALIC Co. II High Yield Bond Fund	3,676,251	28,160,084
VALIC Co. II Strategic Bond Fund	3,972,827	45,091,584

Total Domestic Fixed Income Investment Companies
(cost $169,128,691)		175,228,782

Domestic Money Market Investment Companies — 4.2%
VALIC Co. I Government Money Market I Fund
(cost $13,486,882)(3)	13,486,882	13,486,882

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 6.9%
VALIC Co. I Emerging Economies Fund	1,011,372	$7,797,679
VALIC Co. I International Equities Index Fund	1,146	7,839
VALIC Co. I International Growth Fund	122,680	1,436,588
VALIC Co. I International Value Fund	718,196	6,463,767
VALIC Co. II International Opportunities Fund	375,936	6,932,257

Total International Equity Investment Companies
(cost $24,491,264)		22,638,130

International Fixed Income Investment Companies — 5.0%
VALIC Co. I International Government Bond Fund
(cost $15,308,988)	1,307,761	16,203,162

Real Estate Investment Companies — 2.7%
VALIC Co. I Global Real Estate Fund
(cost $8,025,256)	1,054,264	8,813,645

TOTAL INVESTMENTS
(cost $320,640,772)(1)	100.0%	324,468,201
Liabilities in excess of other assets	(0.0)	(31,844)

NET ASSETS	100.0%	$324,436,357

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional Information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 5 for cost of investments on a tax basis.
(2)	See Note 3
(3)	The 7-day yield as of August 31, 2019 is 1.60%.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$324,468,201	$—	$—	$324,468,201

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

10

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	25.4%
Federal Home Loan Mtg. Corp.	7.3
Diversified Banking Institutions	5.6
Government National Mtg. Assoc.	5.3
Diversified Financial Services	4.9
United States Treasury Notes	4.3
United States Treasury Bonds	3.5
Banks — Commercial	2.6
Electric — Integrated	2.5
Registered Investment Companies	2.0
Pipelines	1.7
Oil Companies — Exploration & Production	1.6
Telephone — Integrated	1.4
Real Estate Investment Trusts	1.3
Cable/Satellite TV	1.2
Auto — Cars/Light Trucks	1.0
Banks — Super Regional	1.0
Electric — Distribution	1.0
Oil Companies — Integrated	0.9
Food — Misc./Diversified	0.9
Cellular Telecom	0.8
Machinery — Farming	0.8
Medical — HMO	0.7
Medical — Drugs	0.7
Finance — Consumer Loans	0.6
Medical Labs & Testing Services	0.6
Retail — Restaurants	0.5
Pharmacy Services	0.5
Paper & Related Products	0.5
Insurance — Life/Health	0.5
Computer Services	0.4
Brewery	0.4
Electric — Generation	0.4
Insurance — Property/Casualty	0.4
Electronic Components — Semiconductors	0.3
Television	0.3
Machinery — General Industrial	0.3
Savings & Loans/Thrifts	0.3
Containers — Metal/Glass	0.3
Chemicals — Diversified	0.3
Medical — Hospitals	0.3
Aerospace/Defense	0.3
Networking Products	0.3
Computers	0.3
Diversified Manufacturing Operations	0.3
Retail — Discount	0.3
Transport — Rail	0.3
Building & Construction Products — Misc.	0.3
SupraNational Banks	0.3
Machinery — Construction & Mining	0.3
Medical — Biomedical/Gene	0.3
Beverages — Non-alcoholic	0.3
Oil — Field Services	0.3
Chemicals — Specialty	0.2
Retail — Mail Order	0.2
Energy — Alternate Sources	0.2
Multimedia	0.2
Enterprise Software/Service	0.2
Trucking/Leasing	0.2
Insurance — Mutual	0.2
Food — Meat Products	0.2
Banks — Special Purpose	0.2
Broadcast Services/Program	0.2
Insurance — Multi-line	0.2
Gas — Distribution	0.2
Beverages — Wine/Spirits	0.2
Satellite Telecom	0.2
Agricultural Chemicals	0.2
Sovereign	0.2
Security Services	0.2

Electronic Measurement Instruments	0.2
Sovereign Agency	0.2
Food — Retail	0.2
Medical — Wholesale Drug Distribution	0.2
Finance — Credit Card	0.2
Internet Content — Entertainment	0.2
Electronic Parts Distribution	0.2
Auto/Truck Parts & Equipment — Original	0.2
Transport — Equipment & Leasing	0.2
Metal — Copper	0.2
Metal — Diversified	0.1
Batteries/Battery Systems	0.1
Radio	0.1
Rental Auto/Equipment	0.1
Insurance Brokers	0.1
Machinery — Electrical	0.1
Retail — Regional Department Stores	0.1
Diversified Minerals	0.1
Transport — Truck	0.1
Cosmetics & Toiletries	0.1
Data Processing/Management	0.1
Computers — Integrated Systems	0.1
Investment Management/Advisor Services	0.1
Medical — Generic Drugs	0.1
Non-Hazardous Waste Disposal	0.1
Commercial Services	0.1
Building Products — Cement	0.1
Banks — Fiduciary	0.1
Applications Software	0.1
Distribution/Wholesale	0.1
Metal — Iron	0.1
Banks — Money Center	0.1
Coatings/Paint	0.1
Tools — Hand Held	0.1
Hotels/Motels	0.1
Finance — Leasing Companies	0.1
Casino Services	0.1
Independent Power Producers	0.1
Real Estate Operations & Development	0.1
Finance — Mortgage Loan/Banker	0.1
E-Commerce/Products	0.1
Building — Heavy Construction	0.1
Transport — Marine	0.1
Containers — Paper/Plastic	0.1
Petrochemicals	0.1
Dialysis Centers	0.1
Diagnostic Equipment	0.1
Building — Residential/Commercial	0.1
Retail — Appliances	0.1
Building Societies	0.1
Computer Software	0.1
Consumer Products — Misc.	0.1
Retail — Petroleum Products	0.1
Office Supplies & Forms	0.1
Retail — Drug Store	0.1
E-Commerce/Services	0.1
Poultry	0.1
Building & Construction — Misc.	0.1
Real Estate Management/Services	0.1
Semiconductor Components — Integrated Circuits	0.1
Oil Field Machinery & Equipment	0.1
Coal	0.1
Finance — Auto Loans	0.1
Internet Connectivity Services	0.1
Finance — Investment Banker/Broker	0.1
Retail — Automobile	0.1

99.9%

*	Calculated as a percentage of net assets

11

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited) — (continued)

Credit Quality†#

Aaa	49.1%
Aa	2.6
A	10.9
Baa	21.6
Ba	6.0
B	4.3
Caa	1.0
Not Rated@	4.5

100.0%

†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

12

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.5%
Diversified Financial Services — 4.5%
American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$2,000,000	$2,050,292
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	150,000	153,115
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	167,000	171,863
Americredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	1,000,000	1,019,886
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	1,332,000	1,358,517
BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061(1)	1,570,000	1,691,863
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	2,377,000	2,554,333
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,233,000	1,289,917
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	2,985,000	3,315,880
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	1,050,000	1,066,787
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 3.20% (1 ML+1.00%) due 04/15/2034*(1)	2,500,000	2,499,995
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 3.27% (1 ML+1.07%) due 12/15/2037*(1)	750,000	751,164
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2 1.72% due 08/15/2024	1,000,000	999,748
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06% due 08/15/2028	150,000	149,960
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	1,030,000	1,039,887
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	1,125,000	1,145,405
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	1,000,000	1,026,331
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	1,494,766	1,566,310
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	1,554,000	1,553,286
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	150,000	151,480
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	250,000	289,046

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(3)	$1,254,000	$1,364,629
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	5,692	5,839
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,810,113
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,447,366	1,599,059
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,256,000	1,260,361
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	500,000	515,716
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	400,000	422,404
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	1,000,000	1,004,073
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	1,075,000	1,086,073
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	557,331	557,471
Honda Auto Receivables Owner Trust Series 2019 -1, Class A3 2.83% due 03/20/2023	700,000	714,918
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	5,570,000	6,436,613
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	2,240,454	2,232,841
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	2,806,596	2,851,367
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	188,000	191,960
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	1,001,496
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,402,645
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(3)	4,520,000	4,819,254
MTRO Commercial Mtg. Trust-TECH FRS Series 2019 -TECH, Class A 3.10% (1 ML+0.90%) due 12/15/2033*(1)	2,950,000	2,949,995
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	108,587	108,348
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/13/2049*(1)	3,720,000	3,785,118

13

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	$1,755,168	$1,773,611
Stonemont Portfolio Trust FRS Series 2017-MONT, Class A 3.02% (1 ML+0.85%) due 08/20/2030*(1)	966,295	965,978
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	850,000	855,996
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	900,000	928,201
Toyota Auto Receivables Owner Trust Series 2019-B, Class A3 2.57% due 08/15/2023	3,000,000	3,049,033
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	129,074
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	300,000	305,556
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	500,000	519,542

Total Asset Backed Securities
(cost $69,255,960)		71,492,349

U.S. CORPORATE BONDS & NOTES — 37.0%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	628,000	678,719
Interpublic Group of Cos., Inc. Senior Notes 5.40% due 10/01/2048	74,000	89,818

		768,537

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,982,000	3,157,724
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	1,851,000	1,862,102

		5,019,826

Agricultural Chemicals — 0.1%
Mosaic Co. Senior Notes 5.63% due 11/15/2043	826,000	917,748

Airlines — 0.0%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(4)	23,396	23,532
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	450,600	465,965

		489,497

Security Description	Principal Amount	Value (Note 2)

Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	$679,000	$721,166
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	802,000	842,100

		1,563,266

Auto - Cars/Light Trucks — 1.0%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	2,595,000	2,632,282
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	888,000	882,436
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	702,000	703,027
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	3,639,000	3,605,905
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	2,067,000	2,120,156
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	2,705,000	2,772,025
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	1,500,000	1,506,594
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	1,993,000	2,109,600

		16,332,025

Auto - Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	559,000	575,127

Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 5.25% due 05/15/2049	1,606,000	1,677,416

Banks - Commercial — 1.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	6,134,000	6,748,227
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,638,810
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	1,000,000	1,080,358
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	3,140,000	4,574,960
SunTrust Bank Senior Notes 3.20% due 04/01/2024	4,415,000	4,621,774
SunTrust Bank Senior Notes 3.50% due 08/02/2022	1,401,000	1,434,114

14

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Webster Financial Corp. Senior Notes 4.10% due 03/25/2029	$2,871,000	$3,100,356

		23,198,599

Banks - Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.95% due 08/23/2022	1,565,000	1,563,674

Banks - Super Regional — 1.0%
Bank of America NA Senior Notes 3.34% due 01/25/2023	2,622,000	2,702,346
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	3,088,000	3,216,074
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	9,224,000	9,812,845

		15,731,265

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	1,090,000	1,148,587
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,150,000	1,184,500

		2,333,087

Beverages - Non-alcoholic — 0.3%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023	40,000	42,473
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	2,223,000	2,431,690
PepsiCo., Inc. Senior Notes 2.75% due 04/30/2025	1,649,000	1,725,308

		4,199,471

Beverages - Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	1,930,000	1,990,915
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	905,000	1,147,527

		3,138,442

Brewery — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	42,000	45,109
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,363,000	1,624,883
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	730,000	848,255

Security Description	Principal Amount	Value (Note 2)

Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	$3,179,000	$4,175,587

		6,693,834

Broadcast Services/Program — 0.2%
Fox Corp. Senior Notes 5.48% due 01/25/2039*	1,170,000	1,464,572
Fox Corp. Senior Notes 5.58% due 01/25/2049*	1,437,000	1,871,487

		3,336,059

Building & Construction Products - Misc. — 0.3%
Owens Corning Senior Notes 3.95% due 08/15/2029	1,085,000	1,121,935
Owens Corning Senior Notes 4.30% due 07/15/2047	2,370,000	2,168,856
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,100,000	1,156,375

		4,447,166

Building & Construction - Misc. — 0.1%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	801,000	869,085

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	1,533,000	1,582,596

Building - Heavy Construction — 0.1%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	1,285,000	1,196,669

Building - Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	979,000	1,023,055

Cable/Satellite TV — 1.1%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,027,000	1,078,350
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	379,050
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	420,000	436,275
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	295,000	315,281
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	802,000	845,108
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	263,000	273,849

15

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.90% (3 ML+1.65%) due 02/01/2024	$821,000	$833,711
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	1,760,000	1,989,091
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	184,000	207,476
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	702,000	856,681
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	2,661,000	2,806,450
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	469,000	525,705
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,928,000	2,332,787
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	607,000	760,543
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	755,000	807,850
CSC Holdings LLC Company Guar. Notes 5.38% due 07/15/2023*	225,000	231,246
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	2,520,000	2,696,400

		17,375,853

Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	1,195,000	1,307,031

Cellular Telecom — 0.4%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	4,406,000	4,956,750
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	1,231,000	1,304,860
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	355,000	367,603
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	429,000	447,112

		7,076,325

Chemicals - Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049*	1,202,000	1,361,334

Security Description	Principal Amount	Value (Note 2)

Chemicals - Diversified (continued)
Dow Chemical Co. Senior Notes 5.55% due 11/30/2048*	$1,436,000	$1,777,245
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	62,000	76,362
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048	327,000	421,116

		3,636,057

Chemicals - Plastics — 0.0%
Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*	685,000	671,300

Chemicals - Specialty — 0.2%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,476,000	1,491,247
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	1,625,000	1,730,711
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	459,000	659,244

		3,881,202

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	886,000	838,931

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	136,000	134,586
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	1,321,000	1,343,064

		1,477,650

Commercial Services — 0.1%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	571,000	591,699
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	1,025,000	1,030,125

		1,621,824

Computer Services — 0.4%
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	5,630,000	5,792,860
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022	1,104,000	1,118,417

		6,911,277

Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*#	1,085,000	995,487

16

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	$1,162,000	$1,181,735
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,900,000	2,143,892
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,268,000	1,607,489
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	58,000	67,495

		5,000,611

Computers - Integrated Systems — 0.1%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	1,000,000	932,500
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	367,000	387,574
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	587,000	623,024

		1,943,098

Consumer Products - Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	975,000	979,875

Containers - Metal/Glass — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.50% due 01/15/2023	150,000	157,500
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	583,000	708,345
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,126,000	1,165,410
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	1,025,000	1,052,009

		3,083,264

Containers - Paper/Plastic — 0.0%
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	298,000	319,232

Cosmetics & Toiletries — 0.1%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*#	1,365,000	1,289,925
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	734,000	761,525

		2,051,450

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	1,741,000	2,003,406

Security Description	Principal Amount	Value (Note 2)

Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	$1,190,000	$1,148,350

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	1,132,000	1,151,482

Distribution/Wholesale — 0.1%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	565,000	624,325
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	882,000	923,895

		1,548,220

Diversified Banking Institutions — 2.7%
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,112,000	2,278,184
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	1,989,000	2,111,794
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,082,000	2,265,018
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,830,000	2,449,106
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	3,555,000	3,708,947
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	1,202,000	1,326,553
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	2,634,000	2,897,949
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,279,000	1,605,253
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	684,000	869,905
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	3,306,000	3,312,120
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	2,027,000	2,155,023
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,978,000	2,133,199
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,419,000	3,313,303
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	4,922,000	5,060,236
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	653,000	731,815
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,230,000	4,524,515

17

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.50% due 07/24/2020	$2,640,000	$2,718,261

		43,461,181

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*	1,719,000	1,739,304

Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,435,000	1,519,224

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	951,000	1,207,627

E-Commerce/Services — 0.1%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	848,000	886,160

Electric - Distribution — 0.9%
CenterPoint Energy, Inc. Senior Notes 2.95% due 03/01/2030	1,149,000	1,163,942
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	5,354,000	5,549,311
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	875,000	899,062
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	3,164,000	3,942,585
Sempra Energy Senior Notes 3.40% due 02/01/2028	2,456,000	2,559,081

		14,113,981

Electric - Generation — 0.2%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	157,000	188,608
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,522,000	1,803,505
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	880,000	908,600

		2,900,713

Electric - Integrated — 2.4%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	731,000	867,631
Consolidated Edison Co. of New York, Inc. Senior Notes 4.45% due 06/15/2020	1,814,000	1,845,322
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,645,000	2,031,289
DPL, Inc. Senior Notes 4.35% due 04/15/2029*	542,000	541,208

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	$2,864,000	$3,436,294
DTE Energy Co. Senior Notes 3.40% due 06/15/2029	1,116,000	1,180,868
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	957,000	977,339
Edison International Senior Notes 4.13% due 03/15/2028	1,618,000	1,688,256
Edison International Senior Notes 5.75% due 06/15/2027	316,000	358,554
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	3,143,000	3,781,685
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	4,265,000	6,113,571
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	881,000	881,266
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	1,746,000	1,930,542
Nevada Power Co. General Refunding Mtg. 2.75% due 04/15/2020	1,228,000	1,233,315
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	1,537,000	1,717,054
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	1,136,000	1,365,199
Puget Sound Energy, Inc. Senior Sec. Notes 3.25% due 09/15/2049	398,000	410,824
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	1,689,000	2,296,258
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	817,000	913,436
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	798,000	945,383
Southern California Edison Co. 1st Mtg. Bonds 4.88% due 03/01/2049	2,171,000	2,696,620
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	335,000	324,113
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	382,000	379,135

		37,915,162

Electronic Components - Semiconductors — 0.2%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	857,000	933,042

18

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components - Semiconductors (continued)
Intel Corp. Senior Notes 2.45% due 07/29/2020	$2,012,000	$2,021,119
Texas Instruments, Inc. Senior Notes 2.25% due 09/04/2029	767,000	769,583

		3,723,744

Electronic Measurement Instruments — 0.2%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	168,000	181,581
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	2,503,000	2,743,190

		2,924,771

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	1,008,000	1,053,662
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,425,000	1,473,695

		2,527,357

Energy - Alternate Sources — 0.2%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	2,335,000	2,347,192
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,297,000	1,342,395

		3,689,587

Enterprise Software/Service — 0.2%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,025,000	1,060,875
Oracle Corp. Senior Notes 2.95% due 11/15/2024	2,419,000	2,532,986

		3,593,861

Finance - Auto Loans — 0.1%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	770,000	833,048

Finance - Consumer Loans — 0.6%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,080,000	1,039,500
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	621,000	596,160
SLM Corp. Senior Notes 5.63% due 08/01/2033	970,000	819,650
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,225,000	1,388,844
Synchrony Financial Senior Notes 2.85% due 07/25/2022	645,000	653,703

Security Description	Principal Amount	Value (Note 2)

Finance - Consumer Loans (continued)
Synchrony Financial Senior Notes 4.25% due 08/15/2024	$3,804,000	$4,044,778
Synchrony Financial Senior Notes 4.38% due 03/19/2024	1,035,000	1,105,404

		9,648,039

Finance - Credit Card — 0.2%
American Express Co. Senior Notes 3.40% due 02/22/2024	1,443,000	1,521,827
American Express Co. Senior Notes 4.20% due 11/06/2025	979,000	1,087,636

		2,609,463

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	230,000	23
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	782,000	823,055

		823,096

Finance - Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,160,000	1,209,300

Food - Dairy Products — 0.0%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(5)	250,000	237,500

Food - Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	550,000	544,160
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	676,000	756,279
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	673,000	837,945

		2,138,384

Food - Misc./Diversified — 0.9%
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	2,006,000	2,387,388
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	1,447,000	1,830,680
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	818,000	944,122
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	1,550,000	1,834,387
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,449,000	1,495,337

19

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Misc./Diversified (continued)
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	$585,000	$611,565
Mondelez International, Inc. Senior Notes 3.63% due 02/13/2026	2,035,000	2,191,978
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	1,921,000	2,077,064
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	850,000	889,312

		14,261,833

Food - Retail — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	802,000	822,050
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.88% due 02/15/2028*	522,000	550,115
Kroger Co. Senior Notes 5.40% due 01/15/2049	1,234,000	1,472,397

		2,844,562

Gambling (Non-Hotel) — 0.0%
Twin River Worldwide Holdings, Inc. Senior Notes 6.75% due 06/01/2027*	509,000	536,359
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)	5,223	302

		536,661

Gas - Distribution — 0.2%
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	1,757,000	1,798,872
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	1,075,000	1,423,979

		3,222,851

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Notes 4.88% due 07/15/2027*	572,000	604,890

Hotels/Motels — 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	538,000	571,625
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	316,000	331,701
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	509,000	543,358

		1,446,684

Security Description	Principal Amount	Value (Note 2)

Independent Power Producers — 0.1%
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025*	$757,000	$789,188
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	488,000	494,100

		1,283,288

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	929,000	945,783
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	979,000	1,182,135

		2,127,918

Insurance - Life/Health — 0.1%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	1,418,000	1,276,351

Insurance - Multi-line — 0.1%
Assurant, Inc. Senior Notes 3.70% due 02/22/2030	1,918,000	1,928,109
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	154,000	193,554

		2,121,663

Insurance - Mutual — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	908,000	935,265
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	2,560,000	2,560,560

		3,495,825

Insurance - Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	1,481,000	1,524,884
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	845,000	887,250

		2,412,134

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	800,000	830,000

Internet Content - Entertainment — 0.2%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	1,431,000	1,464,986
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	1,019,000	1,124,721

		2,589,707

Investment Companies — 0.0%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	627,000	622,297

20

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	$1,643,000	$1,678,667

Machinery - Construction & Mining — 0.3%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	1,116,000	1,135,393
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	814,000	835,253
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023#	1,524,000	1,602,265
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	666,000	677,702

		4,250,613

Machinery - Electrical — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	2,026,000	2,118,316

Machinery - Farming — 0.7%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,596,000	2,738,921
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	1,212,000	1,219,663
John Deere Capital Corp. Senior Notes 2.80% due 07/18/2029	1,053,000	1,094,117
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	3,045,000	3,117,162
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	1,993,000	2,112,662
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	883,000	943,462

		11,225,987

Machinery - General Industrial — 0.3%
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	788,000	799,138
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	2,870,000	3,186,541
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	1,236,000	1,379,448

		5,365,127

Medical Labs & Testing Services — 0.6%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	446,000	467,234
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	1,864,000	1,940,584
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	883,000	1,003,285

Security Description	Principal Amount	Value (Note 2)

Medical Labs & Testing Services (continued)
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	$2,427,000	$2,416,003
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,795,000	1,795,117
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	1,440,000	1,466,595

		9,088,818

Medical Products — 0.0%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	625,000	639,062

Medical - Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	791,000	940,824
Celgene Corp. Senior Notes 3.63% due 05/15/2024	1,865,000	1,975,343
Celgene Corp. Senior Notes 4.63% due 05/15/2044	1,087,000	1,323,208

		4,239,375

Medical - Drugs — 0.2%
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	1,098,000	1,279,648
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	1,310,000	1,373,101

		2,652,749

Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	1,551,000	1,669,317

Medical - HMO — 0.7%
Humana, Inc. Senior Notes 3.95% due 08/15/2049	982,000	1,024,937
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	1,125,000	1,005,536
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	5,428,000	5,499,877
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	1,094,000	1,167,267
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	943,000	1,025,760
UnitedHealth Group, Inc. Senior Notes 3.88% due 08/15/2059	1,204,000	1,332,255

		11,055,632

Medical - Hospitals — 0.3%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,281,000	1,445,648

21

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2049	$879,000	$981,309
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,350,000	2,608,500

		5,035,457

Medical - Wholesale Drug Distribution — 0.2%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	509,000	524,144
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	2,201,000	2,143,555

		2,667,699

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,065,000	1,076,076
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	527,000	522,526

		1,598,602

Metal - Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 03/12/2024*	2,249,000	2,367,578

Metal - Iron — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	699,000	700,747

Multimedia — 0.2%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	1,394,000	1,404,455
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	2,120,000	2,247,544

		3,651,999

Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	4,969,000	5,001,657

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	1,375,000	1,636,430

Office Supplies & Forms — 0.1%
Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	788,000	898,141

Oil Companies - Exploration & Production — 1.4%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,787,000	2,248,512
Apache Corp. Senior Notes 4.75% due 04/15/2043	3,427,000	3,311,806

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp. Company Guar. Notes 6.88% due 02/01/2025	$1,189,000	$1,058,210
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	835,000	809,950
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	825,000	825,000
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*#	1,630,000	709,865
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	1,658,000	1,761,981
Concho Resources, Inc. Company Guar. Notes 4.85% due 08/15/2048	835,000	970,019
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	965,000	636,900
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,494,000	1,378,215
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,165,000	1,001,900
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	916,000	1,151,714
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	1,146,000	1,445,014
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	1,781,000	1,980,751
Occidental Petroleum Corp. Senior Notes 4.30% due 08/15/2039	1,197,000	1,254,501
Occidental Petroleum Corp. Senior Notes 4.40% due 08/15/2049	1,141,000	1,189,111
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	650,000	568,880

		22,302,329

Oil Companies - Integrated — 0.3%
Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,292,000	1,314,647
Chevron Corp. Senior Notes 2.90% due 03/03/2024	3,747,000	3,908,208

		5,222,855

Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	46,000	37,865
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	1,315,000	802,150

		840,015

22

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	$658,000	$701,940

Oil - Field Services — 0.3%
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	950,000	598,500
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	385,000	347,462
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,209,000	427,684
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	1,514,000	1,625,052
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	1,174,000	704,400
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	461,000	472,525

		4,175,623

Paper & Related Products — 0.4%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	2,401,000	2,703,076
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,447,000	2,588,706
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	694,000	719,606

		6,011,388

Petrochemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	1,135,000	1,174,590

Pharmacy Services — 0.5%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	1,556,000	1,798,395
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	5,553,000	6,212,010

		8,010,405

Pipelines — 1.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	389,000	356,908
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	1,260,000	1,404,900
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	231,000	266,516
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	617,000	637,824

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	$1,105,000	$1,172,663
Energy Transfer Operating LP Company Guar. Notes 4.25% due 03/15/2023	952,000	999,774
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	1,280,000	1,372,123
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	1,054,000	1,103,147
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	1,404,000	1,606,728
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	1,200,000	1,174,200
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	875,000	857,500
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	207,000	170,775
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	900,000	859,500
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	496,250
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	677,000	709,496
MPLX LP Senior Notes 4.00% due 03/15/2028	1,165,000	1,221,314
MPLX LP Senior Notes 4.80% due 02/15/2029	91,000	101,196
MPLX LP Senior Notes 5.50% due 02/15/2049	1,070,000	1,226,000
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	1,234,000	1,271,020
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	458,000	441,288
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	1,132,000	1,069,740
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,315,000	1,236,100
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	1,078,000	1,006,644
Williams Cos., Inc. Senior Notes 4.85% due 03/01/2048	1,249,000	1,365,912
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	1,170,000	1,401,574

		23,529,092

23

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Poultry — 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	$820,000	$883,550

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	1,750,000	1,826,563
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	473,000	499,606

		2,326,169

Real Estate Investment Trusts — 1.3%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	1,423,000	1,530,655
AvalonBay Communities, Inc. Senior Notes 3.30% due 06/01/2029	1,045,000	1,123,897
Boston Properties LP Senior Notes 3.40% due 06/21/2029	778,000	824,678
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	2,211,000	2,317,080
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049#	1,515,000	1,919,183
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,051,000	1,082,719
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	792,000	818,730
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	600,000	658,596
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	521,000	548,873
HCP, Inc. Senior Notes 3.50% due 07/15/2029	758,000	800,503
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	815,000	836,907
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,039,000	1,064,975
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	764,000	843,418
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	787,000	840,122
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,206,000	1,301,873
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	1,064,000	1,115,529
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	1,778,000	1,851,151

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	$870,000	$891,750

		20,370,639

Real Estate Management/Services — 0.1%
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	777,000	843,742

Real Estate Operations & Development — 0.1%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,200,000	1,228,500

Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,145,000	987,562
Capitol Investment Merger Sub 2 LLC Sec. Notes 10.00% due 08/01/2024*	630,000	653,625
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	632,000	654,120

		2,295,307

Retail - Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,024,000	1,018,880

Retail - Automobile — 0.1%
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	785,000	812,475

Retail - Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.50% due 12/06/2048	62,000	78,862

Retail - Discount — 0.3%
Walmart, Inc. Senior Notes 2.55% due 04/11/2023	2,493,000	2,555,493
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	2,166,000	2,316,708

		4,872,201

Retail - Drug Store — 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 4.80% due 11/18/2044	836,000	886,474

Retail - Mail Order — 0.2%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	3,598,000	3,821,990

Retail - Regional Department Stores — 0.1%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	2,014,000	2,099,376

Retail - Restaurants — 0.5%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,012,000	1,042,360

24

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Restaurants (continued)
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	$2,744,000	$2,945,151
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	1,536,000	1,588,932
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	2,557,000	3,003,440

		8,579,883

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,024,000	1,103,360

Savings & Loans/Thrifts — 0.3%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,158,000	2,388,322
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	2,719,000	2,864,818

		5,253,140

Security Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	1,102,000	1,138,267
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	653,000	680,752

		1,819,019

Semiconductor Components - Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	742,000	840,853

Steel - Producers — 0.0%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	720,000	738,000

Telephone - Integrated — 1.2%
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	1,478,000	1,642,705
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,574,000	5,088,602
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	1,079,000	1,235,138
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	2,569,000	2,948,824
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	2,025,000	2,247,710
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	1,357,000	678,907
Frontier Communications Corp. Senior Notes 8.75% due 04/15/2022	1,605,000	834,600

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	$819,000	$938,481
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	488,000	565,060
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	2,624,000	3,318,688

		19,498,715

Television — 0.3%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	460,000	510,600
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,110,000	1,248,750
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028	2,211,000	2,342,283
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	606,000	625,695
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	840,000	852,340

		5,579,668

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	1,356,000	1,454,318

Transport - Equipment & Leasing — 0.2%
GATX Corp. Senior Notes 4.35% due 02/15/2024	2,289,000	2,467,105

Transport - Marine — 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	1,108,000	1,196,649

Transport - Rail — 0.2%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	746,000	914,580
Norfolk Southern Corp. Senior Notes 5.10% due 08/01/2118	1,463,000	1,873,681

		2,788,261

Transport - Services — 0.0%
United Parcel Service, Inc. Senior Notes 3.40% due 09/01/2049	635,000	663,781

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	1,940,000	2,087,633

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	1,479,000	1,524,592

25

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	$1,869,000	$1,988,636

		3,513,228

Total U.S. Corporate Bonds & Notes
(cost $554,794,631)		587,688,523

FOREIGN CORPORATE BONDS & NOTES — 9.0%
Agricultural Chemicals — 0.1%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	1,110,000	1,132,200
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	883,000	931,565

		2,063,765

Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	985,000	849,563

Banks - Commercial — 1.1%
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	2,680,000	2,684,924
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,607,000	1,669,600
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	2,695,000	2,971,811
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	1,572,000	1,598,270
ING Groep NV Senior Notes 4.63% due 01/06/2026*	763,000	849,227
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	3,012,000	3,177,277
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	844,000	872,185
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	1,286,000	1,389,553
Westpac Banking Corp. Sub. Notes 4.11% due 07/24/2034	1,172,000	1,235,135
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	989,000	1,108,036

		17,556,018

Banks - Special Purpose — 0.2%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021	3,391,000	3,390,593

Building Societies — 0.1%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	1,018,000	1,011,495

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV — 0.1%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	$665,000	$708,225
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#	1,130,000	1,168,137
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	551,000	567,117

		2,443,479

Cellular Telecom — 0.4%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	237,037
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	1,067,000	1,136,238
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,434,000	1,530,795
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	590,000	618,631
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	1,471,000	1,698,407
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	1,429,000	1,709,835

		6,930,943

Chemicals - Diversified — 0.1%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	971,000	969,252
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	471,000	481,598

		1,450,850

Computers - Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025#	760,000	791,035

Containers - Metal/Glass — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	825,000	833,250
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	416,000	439,920
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	825,000	886,875

		2,160,045

Containers - Paper/Plastic — 0.1%
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	838,000	869,425

Diversified Banking Institutions — 2.4%
Banco Santander SA Senior Notes 3.31% due 06/27/2029	1,800,000	1,884,382

26

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Barclays PLC Sub. Notes 5.09% due 06/20/2030	$1,226,000	$1,273,151
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	4,234,000	4,587,558
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	965,000	975,835
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	2,323,000	2,360,092
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	5,415,000	5,691,385
Mizuho Financial Group, Inc. Senior Notes 3.15% due 07/16/2030	1,751,000	1,824,359
Mizuho Financial Group, Inc. Senior Notes 3.92% due 09/11/2024	2,945,000	3,121,715
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	2,117,000	2,166,134
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	2,457,000	2,566,309
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	2,008,000	2,107,724
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	1,016,000	1,046,774
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	269,000	292,704
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	3,339,000	3,410,228
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	1,048,000	1,126,901
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	2,850,000	3,217,706

		37,652,957

Diversified Financial Services — 0.3%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	715,000	745,388
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	4,527,000	4,585,618

		5,331,006

Diversified Manufacturing Operations — 0.2%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	3,222,000	3,396,500

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	1,173,000	1,210,040

Security Description	Principal Amount	Value (Note 2)

Diversified Minerals (continued)
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 5.13% due 03/15/2023*	$845,000	$878,800

		2,088,840

Electric - Generation — 0.2%
Electricite de France SA Senior Notes 4.50% due 09/21/2028*	1,140,000	1,281,935
Electricite de France SA Senior Notes 5.00% due 09/21/2048*	1,433,000	1,750,345

		3,032,280

Electric - Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	1,490,000	1,622,565

Electronic Components - Semiconductors — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	1,866,000	2,001,097

Finance - Leasing Companies — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	850,000	902,445
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	405,000	434,443

		1,336,888

Food - Meat Products — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	347,000	360,883
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	893,000	919,790

		1,280,673

Insurance - Life/Health — 0.2%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	1,605,000	1,641,633
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	980,000	1,031,237

		2,672,870

Insurance - Property/Casualty — 0.2%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	2,930,000	3,100,001

Machinery - Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	983,000	1,023,023
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	1,024,000	1,093,294

		2,116,317

27

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Medical - Drugs — 0.5%
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	$2,040,000	$2,101,200
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	2,077,000	2,114,342
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	3,400,000	3,535,553

		7,751,095

Metal - Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	308,000	279,510
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	620,000	582,800

		862,310

Metal - Iron — 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	824,000	841,510

Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	329,000	265,668

Oil Companies - Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	685,000	912,206
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	1,564,000	1,648,223
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,039,000	1,044,195

		3,604,624

Oil Companies - Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	4,677,000	4,986,417
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	1,662,000	1,735,135
Petro-Canada Senior Notes 5.95% due 05/15/2035	751,000	977,844
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	1,656,000	1,786,425

		9,485,821

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	425,000	428,188
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	679,000	687,487

		1,115,675

Security Description	Principal Amount	Value (Note 2)

Retail - Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	$955,000	$921,575

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,244,000	1,132,040
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	708,000	765,964

		1,898,004

Security Services — 0.1%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	1,080,000	1,114,063

SupraNational Banks — 0.3%
European Investment Bank Senior Notes 1.63% due 08/14/2020	2,445,000	2,440,728
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	1,664,000	1,822,902

		4,263,630

Telephone - Integrated — 0.2%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,247,000	1,440,285
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	2,202,000	2,434,371

		3,874,656

Transport - Rail — 0.1%
Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021	1,058,000	1,074,789
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	622,000	939,282

		2,014,071

Total Foreign Corporate Bonds & Notes
(cost $136,206,943)		143,161,907

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.2%
United Mexican States Senior Notes 4.50% due 04/22/2029	1,608,000	1,774,846
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,092,000	1,206,333

		2,981,179

Sovereign Agency — 0.2%
Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	2,832,000	2,831,490

Total Foreign Government Obligations
(cost $5,475,179)		5,812,669

28

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 38.0%
Federal Home Loan Mtg. Corp. — 7.3%
2.50% due 01/01/2028	$565,496	$575,633
2.50% due 04/01/2028	1,148,120	1,168,716
2.50% due 03/01/2031	716,434	726,967
2.50% due 10/01/2032	3,896,359	3,953,787
3.00% due 08/01/2027	250,502	258,105
3.00% due 10/01/2042	1,289,497	1,340,243
3.00% due 11/01/2042	1,062,188	1,098,734
3.00% due 02/01/2043	1,378,778	1,416,006
3.00% due 04/01/2043	1,545,624	1,603,115
3.00% due 05/01/2043	522,384	542,944
3.00% due 08/01/2043	5,410,183	5,594,928
3.00% due 10/01/2045	5,704,749	5,883,149
3.50% due 01/01/2032	4,119,937	4,282,584
3.50% due 03/01/2042	3,584,969	3,751,750
3.50% due 04/01/2042	1,583,623	1,657,287
3.50% due 08/01/2042	1,238,678	1,302,794
3.50% due 09/01/2043	1,141,930	1,201,035
3.50% due 03/01/2045	1,117,319	1,167,594
3.50% due 07/01/2045	7,084,415	7,402,779
3.50% due 08/01/2045	2,063,661	2,162,046
3.50% due 11/01/2045	3,964,695	4,142,394
3.50% due 01/01/2046	2,514,593	2,627,244
3.50% due 03/01/2046	5,939,663	6,202,003
3.50% due 11/01/2047	12,315,533	12,746,886
3.50% due 03/01/2048	9,299,403	9,741,636
4.00% due 03/01/2023	16,785	17,469
4.00% due 09/01/2040	1,196,350	1,278,940
4.00% due 07/01/2044	88,654	93,793
4.00% due 10/01/2045	3,051,248	3,221,872
4.00% due 01/01/2046	657,117	698,799
4.50% due 12/01/2039	485,635	530,410
4.50% due 07/01/2044	1,346,825	1,458,086
4.50% due 05/01/2048	5,973,906	6,317,188
5.00% due 10/01/2033	844	930
5.00% due 07/01/2040	537,875	591,243
5.00% due 11/01/2043	2,615,741	2,912,112
5.50% due 11/01/2032	6,319	7,056
5.50% due 07/01/2034	24,405	27,546
5.50% due 02/01/2035	34,737	37,514
5.50% due 07/01/2035	914	1,034
5.50% due 01/01/2036	148,277	167,607
5.50% due 05/01/2037	26,972	30,342
6.00% due 07/01/2035	76,757	84,842
6.00% due 03/01/2040	132,516	151,950
6.50% due 02/01/2036	10,835	12,719
6.50% due 09/01/2036	166	184
6.50% due 05/01/2037	30,883	36,293
Federal Home Loan Mtg. Corp. FRS 4.02% (6 ML+1.49%) due 02/01/2037	114,343	118,201
4.83% (12 ML+1.88%) due 11/01/2037	1,098,267	1,162,885
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	3,529,341	3,644,444
Series 4800, Class KG 3.50% due 11/15/2045(2)	4,000,000	4,152,439
Series 3820, Class DA 4.00% due 11/15/2035(2)	685,734	686,622
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.60% (6.80%-1 ML) due 09/15/2039(2)(6)(7)	732,877	103,704

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 3.35% (1 ML+1.20%) due 08/25/2029(2)	$1,112,620	$1,114,428
Series 2015-DNA1, Class M2 4.00% (1 ML+1.85%) due 10/25/2027(2)	592,407	596,968
Series 2014-DN1, Class M2 4.35% (1 ML+2.20%) due 02/25/2024(2)	896,084	906,229
Series 2014-HQ2, Class M2 4.35% (1 ML+2.20%) due 09/25/2024(2)	2,086,859	2,114,792
Series 2015-HQA1, Class M2 4.80% (1 ML+2.65%) due 03/25/2028(2)	215,759	216,625
Series 2016-HQA1, Class M2 4.90% (1 ML+2.75%) due 09/25/2028(2)	456,077	458,459
Series 2015-HQA2, Class M2 4.95% (1 ML+2.80%) due 05/25/2028(2)	353,516	355,882

		115,859,966

Federal National Mtg. Assoc. — 25.4%
2.50% due 02/01/2028	1,147,032	1,167,090
2.50% due 04/01/2028	300,538	305,792
2.50% due 08/01/2031	14,315,766	14,519,797
2.50% due 01/01/2032	2,227,227	2,259,046
3.00% due 10/01/2027	138,464	142,610
3.00% due 01/01/2028	1,284,654	1,323,290
3.00% due 10/01/2030	2,291,178	2,358,296
3.00% due 10/01/2032	7,204,097	7,400,158
3.00% due 02/01/2033	11,722,817	12,049,391
3.00% due 03/01/2042	2,635,516	2,724,847
3.00% due 12/01/2042	2,351,249	2,431,984
3.00% due 02/01/2043	5,522,382	5,708,182
3.00% due 05/01/2043	2,819,349	2,914,758
3.00% due 05/01/2046	3,394,464	3,497,953
3.00% due 08/01/2046	6,757,945	6,974,491
3.00% due 09/01/2046	1,548,395	1,592,894
3.00% due 09/01/2048	7,323,740	7,525,650
3.50% due 08/01/2026	823,097	852,585
3.50% due 09/01/2026	799,294	832,311
3.50% due 08/01/2027	103,152	106,866
3.50% due 10/01/2028	1,855,974	1,931,645
3.50% due 03/01/2033	1,612,718	1,675,604
3.50% due 12/01/2041	386,705	406,519
3.50% due 03/01/2042	523,097	547,153
3.50% due 08/01/2042	3,636,473	3,812,319
3.50% due 09/01/2042	464,707	486,082
3.50% due 02/01/2043	2,465,395	2,616,432
3.50% due 07/01/2045	1,524,352	1,590,890
3.50% due 08/01/2045	2,069,237	2,161,517
3.50% due 09/01/2045	459,014	479,107
3.50% due 10/01/2045	2,848,680	2,995,353
3.50% due 11/01/2045	6,256,188	6,543,175
3.50% due 12/01/2045	11,366,814	11,862,130
3.50% due 02/01/2046	1,899,821	1,982,563
3.50% due 03/01/2046	8,874,600	9,246,806
3.50% due 07/01/2046	5,677,517	5,944,922
3.50% due 01/01/2047	5,195,655	5,400,865
3.50% due 12/01/2047	14,642,040	15,228,452
3.50% due 04/01/2048	27,044,376	28,081,102
3.50% due 04/01/2049	7,684,676	7,907,577

29

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 05/01/2049	$6,355,723	$6,529,702
4.00% due 11/01/2025	58,982	61,514
4.00% due 03/01/2039	5,625,730	5,884,879
4.00% due 09/01/2040	98,572	105,350
4.00% due 10/01/2040	195,819	209,250
4.00% due 12/01/2040	1,651,052	1,764,648
4.00% due 10/01/2041	1,079,030	1,153,235
4.00% due 11/01/2041	1,079,274	1,153,498
4.00% due 01/01/2043	1,947,502	2,083,675
4.00% due 10/01/2043	2,689,634	2,872,291
4.00% due 10/01/2044	3,475,759	3,673,981
4.00% due 02/01/2045	3,475,492	3,708,913
4.00% due 02/01/2046	2,284,207	2,408,951
4.00% due 06/01/2046	675,268	711,005
4.00% due 01/01/2047	3,985,748	4,185,781
4.00% due 05/01/2047	4,160,106	4,362,798
4.00% due 06/01/2047	4,958,953	5,270,443
4.00% due 07/01/2047	11,036,767	11,532,534
4.00% due 08/01/2047	6,051,467	6,340,662
4.00% due 06/01/2048	12,223,708	12,915,183
4.00% due 09/01/2048	11,567,467	12,074,877
4.00% due 11/01/2048	5,227,872	5,436,694
4.00% due 01/01/2049	13,298,355	13,878,096
4.00% due 03/01/2049	15,743,720	16,333,564
4.50% due 10/01/2024	265,822	276,202
4.50% due 03/01/2025	412,809	434,678
4.50% due 02/01/2040	963,931	1,065,852
4.50% due 05/01/2040	297,774	326,897
4.50% due 08/01/2045	7,187,787	7,942,281
4.50% due 06/01/2048	11,844,811	12,518,582
4.50% due 10/01/2048	10,635,828	11,219,462
4.50% due 11/01/2048	9,510,007	10,025,459
4.50% due 12/01/2048	16,552,282	17,434,311
5.00% due 03/01/2020	248	256
5.00% due 06/01/2022	22,602	23,297
5.00% due 10/01/2024	149,542	154,142
5.00% due 09/01/2033	486,228	541,016
5.00% due 04/01/2040	281,906	300,876
5.00% due 05/01/2040	551,739	605,348
5.00% due 06/01/2040	2,399,262	2,644,938
5.00% due 07/01/2040	238,123	258,318
5.00% due 02/01/2045	1,442,748	1,582,716
5.50% due 12/01/2029	119,725	129,236
5.50% due 12/01/2033	25,743	29,103
5.50% due 07/01/2037	28,060	31,528
5.50% due 08/01/2037	1,223,085	1,379,280
5.50% due 06/01/2038	137,256	154,438
5.50% due 09/01/2039	457,679	515,118
6.00% due 08/01/2034	21,123	24,214
6.00% due 11/01/2035	24,492	27,002
6.00% due 06/01/2036	47,328	54,229
6.00% due 12/01/2036	83,948	96,208
6.00% due 07/01/2038	406,700	465,993
6.00% due 09/01/2038	218,984	250,704
6.00% due 11/01/2038	129,999	148,836
Federal National Mtg. Assoc. FRS 4.28% (6 ML+1.54%) due 09/01/2035	977,529	1,011,018
4.44% (12 ML+1.57%) due 05/01/2037	198,444	207,424
4.56% (12 ML+1.66%) due 07/01/2039	690,715	723,827
4.57% (12 ML+1.82%) due 10/01/2040	217,851	228,742

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.63% (1 Yr USTYCR+2.21%) due 10/01/2035	$921,500	$972,678
4.67% (12 ML+1.83%) due 10/01/2040	493,982	517,110
4.71% (1 Yr USTYCR+2.26%) due 11/01/2036	348,704	368,830
4.71% (12 ML+1.77%) due 05/01/2040	928,390	977,543
4.73% (12 ML+1.91%) due 08/01/2035	626,815	662,270
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	4,485,102	4,627,952
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	3,940,684	4,075,501
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	6,422,012	6,558,412
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 3.75% (1 ML+1.60%) due 01/25/2024(2)	12,847	12,854

		403,844,409

Government National Mtg. Assoc. — 5.3%
3.00% due 02/20/2045	5,298,928	5,507,966
3.00% due 05/20/2045	1,308,613	1,355,463
3.00% due 07/20/2045	331,240	343,103
3.00% due 11/20/2045	2,834,226	2,935,834
3.00% due 12/20/2045	2,252,874	2,333,592
3.00% due 01/20/2046	5,329,069	5,526,571
3.00% due 05/20/2046	14,210,953	14,693,519
3.00% due 09/20/2047	10,397,450	10,732,192
3.50% due 03/20/2045	1,117,467	1,169,038
3.50% due 07/20/2045	550,601	575,355
3.50% due 03/20/2047	3,671,903	3,832,228
4.00% due 03/20/2044	696,508	744,063
4.00% due 07/20/2045	1,940,566	2,066,273
4.00% due 05/20/2048	22,884,647	23,875,451
4.50% due 05/15/2039	537,366	592,443
4.50% due 04/20/2047	4,492,453	4,732,502
5.00% due 05/15/2034	155,703	171,999
5.00% due 01/15/2040	513,301	574,633
5.50% due 12/15/2039	641,294	719,856
6.00% due 10/15/2039	324,134	356,331
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,700,000	1,704,513

		84,542,925

Total U.S. Government Agencies
(cost $591,925,128)		604,247,300

U.S. GOVERNMENT TREASURIES — 7.8%
United States Treasury Bonds — 3.5%
2.50% due 02/15/2045	1,189,000	1,318,908
2.50% due 05/15/2046	1,426,000	1,584,531
2.75% due 08/15/2047#	1,300,000	1,518,664
2.88% due 05/15/2049	2,524,000	3,039,744
3.00% due 05/15/2045	595,000	721,135
3.00% due 05/15/2047	13,750,000	16,801,318
3.00% due 02/15/2049	165,000	203,176
3.13% due 11/15/2041	815,000	996,560
3.13% due 02/15/2042	1,908,000	2,335,884
3.13% due 08/15/2044	281,000	346,409
3.38% due 11/15/2048	15,000,000	19,722,070
3.63% due 08/15/2043	476,000	631,016

30

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
3.75% due 08/15/2041	$37,000	$49,418
3.88% due 08/15/2040	140,000	189,536
4.25% due 11/15/2040	713,000	1,013,017
4.38% due 05/15/2040	2,990,000	4,304,199
4.38% due 05/15/2041	452,000	654,500
4.63% due 02/15/2040	68,000	100,733
5.25% due 11/15/2028	375,000	495,806

		56,026,624

United States Treasury Notes — 4.3%
0.13% due 04/15/2020 TIPS(8)	295,321	292,523
1.25% due 08/31/2024	4,000,000	3,972,969
1.63% due 08/15/2029	12,526,000	12,663,982
1.75% due 07/31/2021	1,830,000	1,837,506
1.88% due 01/31/2022	2,087,000	2,106,158
2.25% due 08/15/2027#	4,202,000	4,446,405
2.25% due 11/15/2027	5,770,000	6,111,467
2.50% due 02/28/2026	10,000,000	10,644,922
2.63% due 12/31/2025	2,719,000	2,910,604
2.63% due 02/15/2029#	5,000,000	5,489,648
2.75% due 02/15/2028	1,250,000	1,375,000
2.88% due 04/30/2025	5,600,000	6,035,531
2.88% due 11/30/2025	3,932,000	4,264,838
2.88% due 08/15/2028	3,000,000	3,343,477
3.00% due 10/31/2025	1,558,000	1,699,559

		67,194,589

Total U.S. Government Treasuries
(cost $110,415,544)		123,221,213

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc.†(4)(9) (cost $1)	79	70,744

PREFERRED SECURITIES — 0.0%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%	22,875	583,770

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†	6,900	83,076

Total Preferred Securities
(cost $678,289)		666,846

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Banks - Money Center — 0.1%
BBVA Bancomer SA 5.13% due 01/18/2033*	$1,607,000	1,538,703

Banks - Super Regional — 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086	445,000	554,786

Diversified Banking Institutions — 0.5%
Bank of Nova Scotia 4.65% due 10/12/2022(5)	2,897,000	2,852,444
HSBC Holdings PLC 6.00% due 05/22/2027(5)	1,963,000	1,967,907
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(5)	1,891,000	2,035,189
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(5)	425,000	452,413

Security Description	Shares/ Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Societe Generale SA 7.88% due 12/18/2023*(5)	$993,000	$1,071,199

		8,379,152

Electric - Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	840,000	850,348

Electric - Integrated — 0.0%
Dominion Resources, Inc. 5.75% due 10/01/2054	720,000	762,811

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	148,000	15

Food - Dairy Products — 0.0%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	603,000	662,546

Insurance - Life/Health — 0.2%
Prudential Financial, Inc. 5.63% due 06/15/2043	926,000	992,302
Prudential Financial, Inc. 5.70% due 09/15/2048	1,970,000	2,151,161

		3,143,463

Insurance - Multi-line — 0.1%
Voya Financial, Inc. Company Guar. Notes 4.70% due 01/23/2048	1,193,000	1,113,069

Pipelines — 0.2%
EnLink Midstream Partners LP 6.00% due 12/15/2022(5)	926,000	694,500
Enterprise Products Operating LLC 5.25% due 08/16/2077	744,000	734,700
TransCanada Trust 5.30% due 03/15/2077	788,000	782,090
TransCanada Trust 5.63% due 05/20/2075	503,000	516,832

		2,728,122

Total Preferred Securities/Capital Securities
(cost $19,232,439)		19,733,015

Total Long-Term Investment Securities
(cost $1,487,984,114)		1,556,094,566

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07%(10)	27,060,254	27,060,254
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(10)(12)	4,651,380	4,651,380

Total Short-Term Investment Securities
(cost $31,711,634)		31,711,634

TOTAL INVESTMENTS
(cost $1,519,695,748)(11)	99.9%	1,587,806,200
Other assets less liabilities	0.1	1,411,352

NET ASSETS	100.0%	$1,589,217,552

31

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $234,998,093 representing 14.8% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 2).
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2019.
(8)	Principal amount of security is adjusted for inflation.
(9)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ION Media Networks, Inc.	03/05/2014	79	$1	$70,744	$895.50	0.00%

(10)	The rate shown is the 7-day yield as of August 31, 2019.
(11)	See Note 5 for cost of investments on a tax basis.
(12)

At August 31, 2019, the Fund had loaned securities with a total value of $18,414,166. This was secured by collateral of $4,651,380, which was received in cash and subsequently invested in short-term investments currently valued at $4,651,380 as reported in the Portfolio of Investments. Additional collateral of $14,330,939 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
Federal Home Loan Mtg. Corp.	zero coupon to 16.77%	02/01/2021 to 08/25/2056	$1,922,069
Federal National Mtg. Assoc.	0.90% to 31.90%	07/01/2020 to 05/25/2059	3,048,956
Government National Mtg. Assoc.	2.00% to 26.51%	07/15/2020 to 07/20/2069	1,257,633
United States Treasury Bills	0.00%	11/07/2019 to 01/09/2020	75,566
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	8,026,715

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Securities

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2019 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$71,492,349	$—	$71,492,349
U.S. Corporate Bonds & Notes:
Airlines	—	465,965	23,532	489,497
Finance - Investment Banker/Broker	—	823,055	41	823,096
Gambling (Non-Hotel)	—	536,359	302	536,661
Other Industries	—	585,839,269	—	585,839,269
Foreign Corporate Bonds & Notes	—	143,161,907	—	143,161,907
Foreign Government Obligations	—	5,812,669	—	5,812,669
U.S. Government Agencies	—	604,247,300	—	604,247,300
U.S. Government Treasuries	—	123,221,213	—	123,221,213
Common Stocks	—	—	70,744	70,744
Preferred Securities	666,846	—	—	666,846
Preferred Securities/Capital Securities:
Finance - Investment Banker/Broker	—	—	15	15
Other Industries	—	19,733,000	—	19,733,000
Short-Term Investment Securities	31,711,634	—	—	31,711,634

Total Investments at Value	$32,378,480	$1,555,333,086	$94,634	$1,587,806,200

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

32

VALIC Company II Government Money Market II Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

U.S. Government Agencies	64.2%
U.S. Government Treasuries	34.0

98.2%

Credit Quality@#

A-1+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	100.0%

*	Calculated as a percentage of net assets
@	Source: Standards & Poor’s
#	Calculated as a percentage of total debt issues

Weighted Average days to Maturity — 15.9 days

33

VALIC Company II Government Money Market II Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 98.2%
U.S. Government Agencies — 64.2%
Federal Farm Credit Bank FRS 2.38% (1 ML+0.18%) due 10/11/2019	$2,000,000	$2,000,462
Federal Home Loan Bank 1.93% due 09/03/2019	3,500,000	3,499,631
2.03% due 09/04/2019	1,100,000	1,099,817
2.05% due 09/20/2019	3,000,000	2,996,802
2.06% due 10/01/2019	3,000,000	2,994,937
2.06% due 10/10/2019	1,000,000	997,806
2.06% due 09/26/2019	3,000,000	2,995,771
2.07% due 10/01/2019	3,000,000	2,994,912
2.07% due 09/25/2019	3,100,000	3,095,784
2.15% due 09/05/2019	2,500,000	2,499,411
2.18% due 09/10/2019	1,000,000	999,465
2.25% due 09/04/2019	3,000,000	2,999,446
Federal Home Loan Bank FRS 2.13% (SOFR + 0.01%) due 11/13/2019	1,500,000	1,499,997
2.14% (1 ML - 0.06%) due 01/14/2020	2,000,000	1,999,835
2.14% (SOFR + 0.02%) due 05/22/2020	3,000,000	3,000,000
Federal Home Loan Mtg. Corp. FRS 2.12% (SOFR + 0.00%) due 04/13/2020	3,000,000	3,000,000
2.13% (SOFR + 0.01%) due 09/05/2019	2,000,000	2,000,000
2.13% (SOFR + 0.01%) due 05/20/2020	3,000,000	3,000,000
2.13% (SOFR + 0.01%) due 08/07/2020	3,000,000	3,000,000
2.13% (SOFR + 0.01%) due 02/21/2020	3,000,000	3,000,000
2.13% (SOFR + 0.01%) due 07/22/2020	3,000,000	3,000,000
2.14% (SOFR + 0.02%) due 06/05/2020	2,000,000	2,000,000
2.15% (SOFR + 0.03%) due 10/01/2019	3,000,000	3,000,000
2.19% (SOFR + 0.03%) due 06/02/2020	2,000,000	2,000,000
Federal National Mtg. Assoc. 1.97% due 09/03/2019	15,000,000	14,998,383
2.34% due 09/04/2019	2,000,000	1,999,618

Total U.S. Government Agencies
(amortized cost $76,672,077)		76,672,077

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 34.0%
United States Cash Management Bill 2.03% due 09/16/2019	$3,000,000	$2,997,463
United States Treasury Bills 1.94% due 09/24/2019	2,500,000	2,496,899
1.96% due 09/10/2019	4,000,000	3,998,476
1.98% due 10/03/2019	4,000,000	3,993,400
1.98% due 10/08/2019	2,000,000	1,996,164
1.99% due 10/01/2019	4,000,000	3,993,824
2.00% due 09/17/2019	2,500,000	2,497,778
2.13% due 09/03/2019	2,000,000	1,999,765
United States Treasury Notes 0.88% due 09/15/2019	1,000,000	999,534
1.00% due 09/30/2019	2,000,000	1,998,366
1.00% due 11/30/2019	6,200,000	6,180,232
1.25% due 10/31/2019	2,400,000	2,396,698
1.38% due 09/30/2019	4,000,000	3,996,701
1.50% due 11/30/2019	1,000,000	997,642

Total U.S. Government Treasuries
(amortized cost $40,542,942)		40,542,942

TOTAL INVESTMENTS
(amortized cost $117,215,019)(1)	98.2%	117,215,019
Other assets less liabilities	1.8	2,151,403

NET ASSETS	100.0%	$119,366,422

(1)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 month USD LIBOR

SOFR—Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Short-Term Investment Securities	$—	$117,215,019	$—	$117,215,019

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

34

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	6.8%
Cable/Satellite TV	6.7
Pipelines	4.5
Registered Investment Companies	3.8
Cellular Telecom	3.4
Finance — Consumer Loans	3.3
Medical — Hospitals	3.0
Containers — Paper/Plastic	2.9
Casino Hotels	2.9
Television	2.7
Telephone — Integrated	2.7
Repurchase Agreements	2.6
Gambling (Non-Hotel)	2.2
Containers — Metal/Glass	2.2
Food — Misc./Diversified	2.1
Medical — Drugs	2.1
Rental Auto/Equipment	2.0
Building — Residential/Commercial	1.8
Retail — Restaurants	1.8
Hazardous Waste Disposal	1.7
Insurance — Multi-line	1.7
Electronic Components — Semiconductors	1.6
Metal — Aluminum	1.5
Diversified Banking Institutions	1.3
Aerospace/Defense	1.2
Applications Software	1.1
Aerospace/Defense — Equipment	1.1
Banks — Commercial	1.1
Office Automation & Equipment	1.0
Diagnostic Equipment	1.0
Data Processing/Management	0.9
Auto/Truck Parts & Equipment — Original	0.9
Real Estate Investment Trusts	0.8
Computer Services	0.8
Electric — Integrated	0.8
Finance — Auto Loans	0.8
Medical Information Systems	0.8
Medical Labs & Testing Services	0.8
Radio	0.8
Soap & Cleaning Preparation	0.8
Music	0.8
Gas — Distribution	0.7
Racetracks	0.7
Enterprise Software/Service	0.7
Hotels/Motels	0.7
Distribution/Wholesale	0.7
Casino Services	0.7
Steel — Producers	0.7
Retail — Propane Distribution	0.6
Commercial Services	0.6
Disposable Medical Products	0.6
Insurance — Property/Casualty	0.6
Semiconductor Equipment	0.6
Finance — Leasing Companies	0.5
Security Services	0.5
Toys	0.5
Transport — Equipment & Leasing	0.5
Retail — Apparel/Shoe	0.5
Electronic Components — Misc.	0.5
Medical — Generic Drugs	0.5
Oil Refining & Marketing	0.5
Commercial Services — Finance	0.4
Metal Products — Fasteners	0.4
Retail — Leisure Products	0.4
Computers — Memory Devices	0.4
Agricultural Chemicals	0.4
Machinery — Material Handling	0.4
Banks — Mortgage	0.4
Cosmetics & Toiletries	0.4

Building & Construction Products — Misc.	0.4
Telecom Services	0.3
E-Commerce/Services	0.3
Theaters	0.3
Retail — Building Products	0.3
Electric — Distribution	0.3
Broadcast Services/Program	0.3
Advertising Services	0.3
Insurance Brokers	0.2
Building Products — Wood	0.2
Finance — Credit Card	0.2
Funeral Services & Related Items	0.2
Building — Heavy Construction	0.2
Non-Hazardous Waste Disposal	0.2
Coal	0.2
Insurance — Life/Health	0.2
Machinery — General Industrial	0.1
E-Commerce/Products	0.1
Industrial Gases	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Food — Flour & Grain	0.1

102.5%

Credit Quality†#

Baa	2.9%
Ba	35.4
B	48.0
Caa	10.9
Ca	0.2
Not Rated@	2.6

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

35

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Principal Amount(13)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.7%
Casino Hotels — 0.2%
Caesars Entertainment Corp. Senior Notes 5.00% due 10/01/2024	$660,000	$1,111,366

Commercial Services - Finance — 0.2%
Cardtronics, Inc. Company Guar. Notes 1.00% due 12/01/2020	1,360,000	1,324,817

Computers - Memory Devices — 0.3%
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024*	2,015,000	1,898,325

Total Convertible Bonds & Notes
(cost $4,957,339)		4,334,508

U.S. CORPORATE BONDS & NOTES — 72.9%
Advertising Services — 0.3%
Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026	1,785,000	1,892,100

Aerospace/Defense - Equipment — 1.1%
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	6,910,000	7,454,024

Agricultural Chemicals — 0.4%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	325,000	319,312
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	1,793,000	1,837,825
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	515,000	520,449

		2,677,586

Applications Software — 0.9%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	1,620,000	1,672,650
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	4,215,000	4,425,750

		6,098,400

Auto/Truck Parts & Equipment - Replacement — 0.1%
Adient US LLC Senior Sec. Notes 7.00% due 05/15/2026*	505,000	516,363

Banks - Mortgage — 0.4%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	3,045,000	2,649,150

Broadcast Services/Program — 0.3%
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	1,810,000	1,903,088

Building & Construction Products - Misc. — 0.4%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	2,465,000	2,535,869

Security Description	Principal Amount(13)	Value (Note 2)

Building - Heavy Construction — 0.2%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*#	$1,677,000	$1,477,856

Building - Residential/Commercial — 1.8%
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,905,000	3,150,850
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	1,750,000	1,811,250
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,340,306
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	3,460,000	3,676,250

		11,978,656

Cable/Satellite TV — 5.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 02/15/2023	150,000	152,438
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	3,695,000	3,779,985
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	360,000	368,100
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	3,740,000	3,959,725
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,490,000	1,551,463
CSC Holdings LLC Senior Notes 5.13% due 12/15/2021*	1,730,000	1,732,162
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	2,033,000
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	825,000	882,750
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	7,250,000	8,124,531
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	886,000	1,005,610
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,345,000	2,301,031
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,120,000	1,065,456
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	7,536,000	7,937,669

		34,893,920

Casino Hotels — 2.7%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	960,000	1,014,000

36

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	$4,505,000	$4,775,300
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	3,015,000	3,082,837
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	1,890,000	2,048,288
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	3,020,000	2,989,800
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	3,650,000	3,850,750

		17,760,975

Casino Services — 0.7%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	2,695,000	2,856,700
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	1,370,000	1,498,438

		4,355,138

Cellular Telecom — 2.6%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,189,000	4,630,772
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	4,340,000	4,668,538
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	2,125,000	2,377,344
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	4,576,000	5,148,000

		16,824,654

Coal — 0.2%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. Sec. Notes 12.00% due 11/01/2021†(1)(2)	525,000	147,000
Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 11.50% due 04/01/2023*	3,395,000	882,700

		1,029,700

Commercial Services - Finance — 0.0%
Cardtronics, Inc./Cardtronics USA, Inc. Company Guar. Notes 5.50% due 05/01/2025*	260,000	260,000

Computer Services — 0.8%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	5,310,000	5,454,963

Computers - Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	794,000	812,619

Security Description	Principal Amount(13)	Value (Note 2)

Containers - Metal/Glass — 0.5%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	$3,090,000	$3,198,150

Containers - Paper/Plastic — 2.4%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	1,010,000	1,060,500
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	2,760,000	2,811,750
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	3,195,000	3,354,750
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	4,620,000	4,158,000
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,340,000	1,212,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	3,080,000	3,166,394

		15,764,094

Cosmetics & Toiletries — 0.4%
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	4,530,000	2,604,750

Diagnostic Equipment — 1.0%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	6,050,000	6,488,625

Disposable Medical Products — 0.6%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	3,665,000	3,729,138

Distribution/Wholesale — 0.7%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	3,070,000	3,181,287
IAA Spinco, Inc. Senior Notes 5.50% due 06/15/2027*	1,185,000	1,262,025

		4,443,312

Electric - Distribution — 0.3%
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	1,865,000	1,916,288

Electric - Integrated — 0.8%
AES Corp. Senior Notes 5.13% due 09/01/2027	4,925,000	5,279,748
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†	3,873,748	5,810

		5,285,558

37

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components - Semiconductors — 1.5%
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	$785,000	$836,791
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	2,050,000	2,208,155
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	1,490,000	1,521,029
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026	4,870,000	5,198,822

		9,764,797

Enterprise Software/Service — 0.7%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	4,478,000	4,550,767

Finance - Auto Loans — 0.8%
Ally Financial, Inc. Senior Notes 3.88% due 05/21/2024	3,365,000	3,545,869
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	1,565,000	1,693,142

		5,239,011

Finance - Consumer Loans — 2.8%
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,446,000	1,521,178
Navient Corp. Senior Notes 6.50% due 06/15/2022	2,629,000	2,845,892
Navient Corp. Senior Notes 7.25% due 09/25/2023	1,460,000	1,620,600
SLM Corp. Senior Notes 5.50% due 01/25/2023	1,707,000	1,792,862
SLM Corp. Senior Notes 5.63% due 08/01/2033	350,000	295,750
SLM Corp. Senior Notes 6.13% due 03/25/2024	740,000	785,325
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	165,000	177,788
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	485,000	528,650
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,120,000	1,269,800
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	2,710,000	3,090,755
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021#	2,585,000	2,824,112
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	1,845,000	1,973,873

		18,726,585

Security Description	Principal Amount(13)	Value (Note 2)

Food - Misc./Diversified — 2.1%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	$4,710,000	$4,910,175
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025	715,000	748,069
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	3,167,310
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,530,000
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	2,405,000	2,420,031
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,277,662

		14,053,247

Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 4.63% due 12/15/2027	735,000	766,238
Service Corp. International Senior Notes 5.13% due 06/01/2029	725,000	775,750

		1,541,988

Gambling (Non-Hotel) — 1.7%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	4,875,000	4,960,312
Golden Entertainment, Inc. Senior Notes 7.63% due 04/15/2026*	1,630,000	1,695,363
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	4,420,000	4,696,250

		11,351,925

Gas - Distribution — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	731,000	773,033
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	875,000	925,837
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	2,904,000	3,153,599

		4,852,469

Hazardous Waste Disposal — 0.9%
Clean Harbors, Inc. Senior Notes 4.88% due 07/15/2027*	2,609,000	2,759,017
Clean Harbors, Inc. Senior Notes 5.13% due 07/15/2029*	1,157,000	1,232,205
Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*	1,925,000	1,973,125

		5,964,347

38

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Hotels/Motels — 0.7%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024		$4,416,000	$4,504,320

Insurance - Life/Health — 0.2%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029		925,000	1,022,125

Insurance - Multi-line — 1.6%
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*		4,030,000	4,342,325
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 10.13% due 08/01/2026*		1,675,000	1,721,062
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024		260,000	246,350
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023#		1,215,000	1,157,288
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021#		2,345,000	2,409,487
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021#		539,000	561,908
Genworth Holdings, Inc. Company Guar. Notes 7.70% due 06/15/2020#		86,000	88,498

			10,526,918

Machinery - Material Handling — 0.4%
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*		2,466,000	2,650,950

Medical Information Systems — 0.8%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Notes 5.75% due 03/01/2025*		1,890,000	1,902,209
IQVIA, Inc. Company Guar. Notes 2.25% due 01/15/2028*	EUR	1,120,000	1,280,173
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*		1,840,000	1,943,500

			5,125,882

Medical Labs & Testing Services — 0.6%
Catalent Pharma Solutions, Inc. Company Guar. Notes 4.88% due 01/15/2026*		520,000	527,800
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		545,000	570,947
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*		3,140,000	2,795,542

			3,894,289

Security Description	Principal Amount(13)	Value (Note 2)

Medical - Drugs — 0.0%
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	$20,000	$22,200

Medical - Generic Drugs — 0.5%
Teva Pharmaceutical Finance IV LLC Company Guar. Notes 2.25% due 03/18/2020	3,085,000	3,061,863

Medical - Hospitals — 3.0%
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	1,810,000	1,375,600
HCA Healthcare, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,252,000
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	3,520,000	3,907,200
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	4,065,000	4,532,475
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	105,000	119,470
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	1,535,000	1,695,216
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	905,000	1,041,881
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,820,000	2,002,000

		19,925,842

Metal Products - Fasteners — 0.4%
TriMas Corp. Company Guar. Notes 4.88% due 10/15/2025*	2,825,000	2,860,313

Metal - Aluminum — 1.0%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	3,315,000	3,501,469
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	2,920,000	3,058,700

		6,560,169

Music — 0.8%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	555,000	568,875
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	4,278,000	4,481,205

		5,050,080

Non-Hazardous Waste Disposal — 0.2%
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	1,095,000	1,138,800

39

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment — 1.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024#	$570,000	$520,125
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	2,270,000	2,156,500
Xerox Corp. Senior Notes 4.13% due 03/15/2023	4,060,000	4,131,050

		6,807,675

Oil Companies - Exploration & Production — 6.1%
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*#	1,845,000	1,060,875
Centennial Resource Production LLC Company Guar. Notes 5.38% due 01/15/2026*	1,635,000	1,557,338
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024	3,970,000	3,027,125
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 10/01/2026	2,545,000	1,743,325
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027#	2,650,000	1,914,651
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,240,916
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 7.75% due 05/15/2026*	640,000	534,400
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	3,615,000	3,627,652
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022#	3,216,000	3,015,000
Matador Resources Co. Company Guar. Notes 5.88% due 09/15/2026	2,400,000	2,325,000
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	2,516,000	2,201,500
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	185,400
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	2,810,000	2,276,100
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020	245,000	245,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024	3,860,000	3,377,500
SM Energy Co. Senior Notes 5.63% due 06/01/2025	1,100,000	935,000
SM Energy Co. Senior Notes 6.13% due 11/15/2022	365,000	339,450

Security Description	Principal Amount(13)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
SM Energy Co. Senior Notes 6.63% due 01/15/2027#	$1,275,000	$1,083,750
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	3,340,000	1,803,600
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	3,540,000	3,593,100
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	740,000	767,750
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	841,000	864,128
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	970,000	1,079,125

		39,797,685

Oil Refining & Marketing — 0.5%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	600,000	622,500
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	375,000	390,000
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 6.00% due 04/15/2027	1,900,000	1,999,750

		3,012,250

Pipelines — 4.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	4,950,000	4,974,750
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	4,102,000	4,527,582
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	1,830,000	2,040,450
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	3,790,000	4,007,925
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	3,605,000	4,142,452
Energy Transfer Operating LP Company Guar. Notes 7.50% due 10/15/2020	1,350,000	1,422,810
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 4.75% due 10/01/2023*	1,980,000	1,962,675
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027*	4,360,000	4,730,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024	1,650,000	1,713,938

		29,523,182

40

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Racetracks — 0.7%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*#	$4,555,000	$4,675,024

Radio — 0.8%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	1,435,000	1,497,781
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	3,285,000	3,579,698

		5,077,479

Real Estate Investment Trusts — 0.8%
FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	5,360,000	5,574,400

Rental Auto/Equipment — 2.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	839,000	856,829
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	3,230,000	3,343,050
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	970,000	997,597
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	6,370,000	6,680,537
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,099,312

		12,977,325

Retail - Apparel/Shoe — 0.5%
L Brands, Inc. Company Guar. Notes 5.25% due 02/01/2028	2,895,000	2,641,688
L Brands, Inc. Company Guar. Notes 6.75% due 07/01/2036	465,000	390,600
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035	205,000	173,225

		3,205,513

Retail - Building Products — 0.3%
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	1,995,000	1,967,569

Retail - Leisure Products — 0.4%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*#	2,830,000	2,830,000

Retail - Propane Distribution — 0.6%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,323,000	1,124,550
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	2,181,000	1,842,945

Security Description	Principal Amount(13)	Value (Note 2)

Retail - Propane Distribution (continued)
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	$1,242,000	$1,043,280

		4,010,775

Retail - Restaurants — 0.7%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	1,830,000	1,916,925
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	2,225,000	2,352,938

		4,269,863

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(4)	50,000	0

Security Services — 0.5%
APX Group, Inc. Company Guar. Notes 7.63% due 09/01/2023#	2,155,000	1,605,475
APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022	2,065,000	1,964,331

		3,569,806

Semiconductor Equipment — 0.6%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	3,550,000	3,656,500

Steel - Producers — 0.7%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	2,170,000	2,186,275
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	917,553
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,130,000	1,164,465

		4,268,293

Telecom Services — 0.3%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	2,240,000	2,196,006

Telephone - Integrated — 2.2%
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025#	5,880,000	6,012,300
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024#	890,000	987,882
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025	2,690,000	1,371,900
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	3,685,000	3,583,663

41

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022#	$1,800,000	$936,000
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	1,425,000	1,784,784

		14,676,529

Television — 2.3%
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	2,490,000	2,570,925
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,060,000	1,107,700
Nexstar Escrow, Inc. Senior Sec. Notes 5.63% due 07/15/2027*	2,020,000	2,105,850
Scripps Escrow, Inc. Senior Notes 5.88% due 07/15/2027*	1,820,000	1,835,925
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	1,015,000	1,014,797
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,130,000	1,163,900
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,585,000	1,660,287
Sinclair Television Group, Inc. Company Guar. Notes 6.13% due 10/01/2022	600,000	608,250
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	3,153,000	3,199,318

		15,266,952

Toys — 0.5%
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	3,220,000	3,308,550

Transport - Equipment & Leasing — 0.3%
DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*	675,000	688,500
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*	1,345,000	1,407,543

		2,096,043

Total U.S. Corporate Bonds & Notes
(cost $473,013,179)		479,161,282

FOREIGN CORPORATE BONDS & NOTES — 14.9%
Aerospace/Defense — 1.2%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,605,000	4,581,975
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	3,205,000	3,104,844

		7,686,819

Security Description	Principal Amount(13)		Value (Note 2)

Auto/Truck Parts & Equipment - Original — 0.6%
Adient Global Holdings, Ltd. Company Guar. Notes 3.50% due 08/15/2024	EUR	2,360,000	$2,115,588
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Company Guar. Notes 8.50% due 05/15/2027*		1,630,000	1,589,250

			3,704,838

Building Products - Wood — 0.2%
Norbord, Inc. Senior Sec. Notes 5.75% due 07/15/2027*		1,620,000	1,648,350

Cable/Satellite TV — 1.4%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*		600,000	618,750
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		2,210,000	2,353,650
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		1,320,000	1,364,550
Altice Luxembourg SA Senior Sec. Notes 8.00% due 05/15/2027	EUR	1,680,000	1,980,895
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,415,000	1,532,205
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*		1,585,000	1,672,096

			9,522,146

Cellular Telecom — 0.8%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		4,775,000	5,264,437

Containers - Metal/Glass — 1.7%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(5)		5,095,000	5,228,744
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*		650,000	657,300
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*		1,315,000	1,373,353
OI European Group BV Company Guar. Notes 4.00% due 03/15/2023*		3,579,000	3,605,842
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*		520,000	549,900

			11,415,139

Containers - Paper/Plastic — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*		3,080,000	3,183,950

42

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Electronic Components - Misc. — 0.5%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	$1,435,000	$1,521,100
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	1,430,000	1,551,550

		3,072,650

Finance - Consumer Loans — 0.5%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	2,885,000	3,007,613

Finance - Leasing Companies — 0.5%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	910,000	936,572
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	380,000	394,554
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	2,125,000	2,279,487

		3,610,613

Hazardous Waste Disposal — 0.8%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	5,195,000	5,272,925

Medical - Drugs — 2.1%
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	4,875,000	4,935,937
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,035,000	2,096,050
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	455,000	480,553
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*	445,000	498,956
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	2,301,000	1,518,660
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	925,000	578,125
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	1,750,000	1,289,715
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 6.75% due 03/01/2028#	1,350,000	1,136,228
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	1,236,000	1,248,360

		13,782,584

Metal - Aluminum — 0.5%
Constellium NV Company Guar. Notes 5.88% due 02/15/2026*#	3,240,000	3,377,700

Security Description	Principal Amount(13)		Value (Note 2)

Oil Companies - Exploration & Production — 0.7%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		$1,680,000	$1,587,600
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		2,135,000	2,145,675
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		1,190,000	1,131,987

			4,865,262

Retail - Restaurants — 1.1%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		7,185,000	7,418,512

Soap & Cleaning Preparation — 0.7%
Diamond BC BV Senior Notes 5.63% due 08/15/2025	EUR	4,595,000	4,287,654

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(1)(3)(4)		925,000	0

Telephone - Integrated — 0.5%
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*		2,890,000	3,092,300

Television — 0.4%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,852,600

Transport-Equipment & Leasing — 0.2%
Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024		1,140,000	1,171,350

Total Foreign Corporate Bonds & Notes
(cost $97,560,131)			98,237,442

LOANS(6)(7)(8) — 5.2%
Applications Software — 0.2%
SS&C European Holdings SARL FRS BTL-B4 4.36% (1 ML+2.25%) due 04/16/2025		416,828	416,977
SS&C Technologies, Inc. FRS BTL-B3 4.36% (1 ML+2.25%) due 04/16/2025		616,841	617,061
SS&C Technologies, Inc. FRS BTL-B5 4.36% (1 ML+ 2.25%) due 04/16/2025		362,227	362,379

			1,396,417

Auto/Truck Parts & Equipment - Original — 0.3%
Panther BF Aggregator 2 LP FRS BTL-B 5.61% (1 ML+3.50%) due 04/30/2026		1,860,000	1,825,125

43

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

LOANS (continued)
Commercial Services — 0.6%
AVSC Holding Corp. FRS 1st Lien 5.39% (1 WL+3.25%) due 03/01/2025	$1,977,253	$1,915,465
AVSC Holding Corp. FRS 1st Lien 5.48% (1 ML+3.25%) due 03/01/2025	1,967,997	1,906,496
AVSC Holding Corp. FRS 1st Lien 5.58% (3 ML+3.25%) due 03/01/2025	120,906	117,127

		3,939,088

Commercial Services - Finance — 0.2%
Trans Union LLC FRS BTL-B4 4.11% (1 ML+2.00%) due 06/19/2025	1,316,700	1,317,797

Data Processing/Management — 0.9%
Dun & Bradstreet Corp. FRS BTL 7.15% (1 ML+5.00%) due 02/08/2026	5,610,000	5,624,025

E-Commerce/Products — 0.1%
Lands’ End, Inc. FRS BTL-B 5.36% (1 ML+3.25%) due 04/04/2021	782,926	756,175

E-Commerce/Services — 0.3%
Shutterfly, Inc. FRS BTL-B2 4.87% (1 ML+ 2.75%) due 08/17/2024	2,119,775	2,117,621

Electronic Components - Semiconductors — 0.1%
Microchip Technology, Inc. FRS BTL-B 4.12% (1 ML+ 2.00%) due 05/29/2025	741,610	742,228

Finance - Credit Card — 0.2%
Blackhawk Network Holdings, Inc. FRS 1st Lien 5.11% (1 ML+3.00%) due 06/15/2025	1,559,250	1,544,493

Food - Flour & Grain — 0.1%
CHG PPC Parent LLC FRS BTL-B 4.86% (1 ML+2.75%) due 03/31/2025	490,050	486,068

Gambling (Non-Hotel) — 0.5%
Golden Entertainment, Inc. FRS 1st Lien 5.14% (1 ML+ 3.00%) due 10/21/2024	3,425,750	3,417,186

Industrial Gases — 0.1%
Messer Industries USA, Inc. FRS BTL 4.83% (3 ML+ 2.50%) due 03/01/2026	573,563	569,440

Security Description	Shares/ Principal Amount(13)		Value (Note 2)

Insurance Brokers — 0.2%
HUB International, Ltd. FRS BTL-B 5.27%-5.28% (3 ML+3.00%) due 04/25/2025		$1,692,900	$1,658,438

Insurance - Multi-line — 0.1%
Genworth Holdings, Inc. FRS 1st Lien 6.67% (2 ML+4.50%) due 03/07/2023		345,625	346,921

Insurance - Property/Casualty — 0.6%
Asurion LLC FRS BTL-B7 5.11% (1 ML+3.00%) due 11/03/2024		3,663,000	3,663,916

Machinery - General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL-B 4.86% (1 ML+2.75%) due 07/30/2024		923,439	924,321

Medical Labs & Testing Services — 0.2%
Syneos Health, Inc. FRS BTL-B 4.11% (1 ML+ 2.00%) due 08/01/2024		1,208,010	1,202,221

Soap & Cleaning Preparation — 0.1%
Diamond BC BV FRS BTL 5.26% (2 ML+3.00%) due 09/06/2024		2,162	1,973
Diamond BC BV FRS BTL 5.26% (3 ML+3.00%) due 09/06/2024		849,863	775,500

			777,473

Theaters — 0.3%
Cineworld, Ltd. FRS BTL 4.36% (1 ML+2.25%) due 02/28/2025		2,060,497	2,044,400

Total Loans
(cost $34,588,265)			34,353,353

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc.(4)(9) (cost $6)		616	164,792

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.4%
Banks - Commercial — 1.1%
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(10)	EUR	1,800,000	2,195,861
Banco de Sabadell SA 6.50% due 05/18/2022(10)	EUR	4,400,000	4,794,134

			6,989,995

Diversified Banking Institutions — 1.3%
BNP Paribas SA 7.63% due 03/30/2021*(10)		1,040,000	1,099,800
Credit Agricole SA 8.13% due 12/23/2025*(10)		2,520,000	2,938,123

44

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares/ Principal Amount(13)	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
Credit Suisse Group AG 6.25% due 12/18/2024(10)	$4,435,000	$4,680,123

		8,718,046

Total Preferred Securities/Capital Securities
(cost $15,243,677)		15,708,041

Total Long-Term Investment Securities
(cost $625,362,597)		631,959,418

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Registered Investment Companies — 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(11)(12) (cost $24,944,623)	24,944,623	24,944,623

REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019 to be repurchased 09/03/2019 in the amount of $16,751,782, and collateralized by $16,540,000 of United States Treasury Notes, bearing interest at 2.38%, due 03/15/2022 and having an approximate value of $17,088,202 (cost $16,751,000)	$16,751,000	16,751,000

TOTAL INVESTMENTS
(cost $667,058,220)(14)	102.5%	673,655,041
Liabilities in excess of other assets	(2.5)	(16,290,629)

NET ASSETS	100.0%	$657,364,412

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $303,347,688 representing 46.1% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Company has filed for bankruptcy protection.
(2)	Security in default of interest.
(3)	Security in default of interest and principal at maturity.
(4)	Securities classified as Level 3 (see Note 2).
(5)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(6)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(7)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(8)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(9)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ION Media Networks, Inc.	12/21/2016	616	$6	$164,792	$267.52	0.03%

(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	The rate shown is the 7-day yield as of August 31, 2019.
(12)

At August 31, 2019, the Fund had loaned securities with a total value of $26,840,167. This was secured by collateral of $24,944,623, which was received in cash and subsequently invested in short-term investments currently valued at $24,944,623 as reported in the Portfolio of Investments. Additional collateral of $2,473,957 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	01/09/2020 to 04/23/2020	$32,234
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	2,441,723

(13)	Denominated in United States dollars unless otherwise indicated.
(14)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR—Euro Currency

Index Legend

1 ML—1 Month USD Libor

2 ML—2 Month USD Libor

3 ML—3 Month USD Libor

1 WL—1 Week USD Libor

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	15,100,000	USD	16,739,981	09/30/2019	$110,259	$–

45

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection(1)
						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at August 31, 2019(2)	Notional Amount(3) (000)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Dell, Inc. 7.10% due 04/15/2028	(1.0000)%	Quarterly	06/20/2024	1.8871%	$1,800	$131,053	$(59,214)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Convertible Bonds & Notes	$—	$4,334,508	$—	$4,334,508
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	479,161,282	—	479,161,282
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	98,237,442	—	98,237,442
Loans	—	34,353,353	—	34,353,353
Common Stocks	—	—	164,792	164,792
Preferred Securities/Capital Securities	—	15,708,041	—	15,708,041
Short-Term Investment Securities	24,944,623	—	—	24,944,623
Repurchase Agreements	—	16,751,000	—	16,751,000

Total Investments at Value	$24,944,623	$648,545,626	$164,792	$673,655,041

Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$110,259	$—	$110,259

LIABILITIES:
Other Financial Instruments:+

Centrally Cleared Credit Default Swaps on Corporate Inssues - Buy Protection	$—	$59,214	$—	$59,214

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

46

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

Real Estate Operations & Development	3.9%
Banks — Commercial	2.9
Commercial Services	2.9
E-Commerce/Services	2.6
Registered Investment Companies	2.5
Computers — Integrated Systems	2.5
Real Estate Investment Trusts	2.5
Repurchase Agreements	2.4
Machinery — General Industrial	2.3
Cosmetics & Toiletries	2.0
Electronic Components — Misc.	1.9
Retail — Drug Store	1.8
Brewery	1.7
Chemicals — Diversified	1.7
Beverages — Wine/Spirits	1.6
Computer Services	1.5
Medical — Drugs	1.5
Engineering/R&D Services	1.4
Insurance — Property/Casualty	1.4
Applications Software	1.3
Apparel Manufacturers	1.3
Building & Construction Products — Misc.	1.2
Commercial Services — Finance	1.2
Fisheries	1.2
Precious Metals	1.2
Gambling (Non-Hotel)	1.2
Auto/Truck Parts & Equipment — Original	1.2
Medical Labs & Testing Services	1.1
Food — Retail	1.0
Chemicals — Specialty	1.0
Machinery — Material Handling	1.0
Gold Mining	1.0
Retail — Discount	1.0
Electronic Components — Semiconductors	1.0
Finance — Credit Card	0.9
Medical — Biomedical/Gene	0.9
Medical Products	0.9
Energy — Alternate Sources	0.8
Food — Catering	0.8
Electric — Generation	0.8
Building Products — Cement	0.8
Consulting Services	0.8
U.S. Government Agencies	0.8
Hazardous Waste Disposal	0.8
Transport — Marine	0.8
Beverages — Non-alcoholic	0.8
Investment Management/Advisor Services	0.7
Textile — Products	0.7
Entertainment Software	0.7
Leisure Products	0.7
Cable/Satellite TV	0.7
Oil — Field Services	0.7
Human Resources	0.7
Hotels/Motels	0.7
Airport Development/Maintenance	0.7
Transport — Services	0.6
Oil Companies — Exploration & Production	0.6
Containers — Paper/Plastic	0.6
Veterinary Products	0.6
Computers — Periphery Equipment	0.6
Recycling	0.6
Food — Misc./Diversified	0.6
Motion Pictures & Services	0.6
Multimedia	0.6
Finance — Other Services	0.6
E-Services/Consulting	0.6
Publishing — Periodicals	0.6
Dental Supplies & Equipment	0.6
Building — Heavy Construction	0.6

Power Converter/Supply Equipment	0.6
Food — Meat Products	0.6
Food — Confectionery	0.6
Medical — Nursing Homes	0.5
Building — Residential/Commercial	0.5
Aerospace/Defense	0.5
Instruments — Controls	0.5
Transport — Rail	0.5
Retail — Misc./Diversified	0.4
Distribution/Wholesale	0.4
Enterprise Software/Service	0.4
Insurance — Multi-line	0.4
Metal Processors & Fabrication	0.4
Machinery — Construction & Mining	0.3
Electric Products — Misc.	0.3
Retail — Apparel/Shoe	0.3
Diversified Financial Services	0.3
Drug Delivery Systems	0.3
Retail — Automobile	0.3
Computer Software	0.3
Semiconductor Equipment	0.3
Oil Refining & Marketing	0.3
Internet Financial Services	0.3
Medical Instruments	0.3
Retail — Restaurants	0.3
Appliances	0.3
Silver Mining	0.3
Transport — Truck	0.3
Diversified Manufacturing Operations	0.3
Machine Tools & Related Products	0.3
Insurance Brokers	0.2
Industrial Automated/Robotic	0.2
Rental Auto/Equipment	0.2
E-Marketing/Info	0.2
Athletic Equipment	0.2
Audio/Video Products	0.2
Coatings/Paint	0.2
Telephone — Integrated	0.2
Rubber/Plastic Products	0.2
Gas — Distribution	0.2
Aerospace/Defense — Equipment	0.2
Electronic Measurement Instruments	0.2
Food — Flour & Grain	0.2
Tobacco	0.2
Finance — Commercial	0.2
Electric — Integrated	0.2
MRI/Medical Diagnostic Imaging	0.2
Diversified Operations	0.2
Building — Maintenance & Services	0.2
Electronic Connectors	0.2
Insurance — Life/Health	0.2
Internet Content — Information/News	0.2
Web Portals/ISP	0.2
Home Furnishings	0.2
Real Estate Management/Services	0.1
Schools	0.1
E-Commerce/Products	0.1
Finance — Consumer Loans	0.1
Theaters	0.1
Resorts/Theme Parks	0.1
Casino Hotels	0.1
Electronic Parts Distribution	0.1
Soap & Cleaning Preparation	0.1
Computers	0.1
Containers — Metal/Glass	0.1
Water	0.1
Explosives	0.1
Medical — Hospitals	0.1
Motorcycle/Motor Scooter	0.1

47

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Airlines	0.1%
Medical — HMO	0.1
Retail — Home Furnishings	0.1
Machinery — Pumps	0.1
Instruments — Scientific	0.1
Agricultural Operations	0.1
Auto — Heavy Duty Trucks	0.1
Footwear & Related Apparel	0.1
Security Services	0.1
Finance — Investment Banker/Broker	0.1
Metal — Iron	0.1
Paper & Related Products	0.1
Diversified Minerals	0.1
Circuit Boards	0.1
Miscellaneous Manufacturing	0.1
Retail — Auto Parts	0.1
Television	0.1
Electric — Distribution	0.1
Medical Information Systems	0.1
Machinery — Thermal Process	0.1
Medical — Wholesale Drug Distribution	0.1
Industrial Gases	0.1

102.4%

Country Allocation*

Japan	21.2%
United Kingdom	13.8
Canada	6.6
Germany	6.0
United States	5.8
France	4.7
Australia	4.3
Brazil	3.4
Bermuda	2.9
Norway	2.8
Sweden	2.3
Switzerland	2.2
Cayman Islands	2.2
Ireland	2.0
Spain	1.8
Italy	1.8
Taiwan	1.7
Denmark	1.6
South Korea	1.6
India	1.5
Israel	1.5
Austria	1.3
Netherlands	1.3
Indonesia	1.0
Singapore	1.0
Hong Kong	0.8
Portugal	0.7
Luxembourg	0.6
Belgium	0.6
Jersey	0.5
Mexico	0.5
Faroe Islands	0.4
Finland	0.3
Philippines	0.2
Thailand	0.2
Greece	0.2
Mauritius	0.2
South Africa	0.2
Chile	0.2
Malaysia	0.1
Czech Republic	0.1
New Zealand	0.1

Colombia	0.1
China	0.1

102.4%

*	Calculated as a percentage of net assets

48

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.7%
Argentina — 0.0%
Banco Macro SA ADR	1,341	$31,259

Australia — 4.3%
Afterpay Touch Group, Ltd.†	262,016	5,466,567
Ansell, Ltd.	55,708	1,022,326
ARB Corp, Ltd.#	37,777	478,798
ASX, Ltd.	11,454	665,769
AUB Group, Ltd.	115,773	870,116
Bapcor, Ltd.#	80,081	359,717
Caltex Australia, Ltd.	18,248	294,447
Cleanaway Waste Management, Ltd.	2,444,701	3,408,015
Iluka Resources, Ltd.	87,703	422,305
IPH, Ltd.	289,841	1,815,299
Orica, Ltd.	45,840	664,652
Ramsay Health Care, Ltd.	14,933	660,117
Reliance Worldwide Corp., Ltd.#	409,870	1,057,183
Ridley Corp., Ltd.#	472,940	343,982
Sonic Healthcare, Ltd.	52,760	1,046,395
Steadfast Group, Ltd.	234,181	591,410
Tabcorp Holdings, Ltd.	100,223	317,902
Technology One, Ltd.	412,271	2,104,541
Webjet, Ltd.#	33,659	280,399
Westgold Resources, Ltd.†	1,180,231	1,859,894
WiseTech Global, Ltd.	47,164	1,172,993

		24,902,827

Austria — 1.3%
CA Immobilien Anlagen AG	136,087	4,816,037
Mayr-Melnhof Karton AG	6,407	759,086
Vienna Insurance Group AG Wiener Versicherung Gruppe	82,394	2,028,434

		7,603,557

Belgium — 0.6%
Fagron	193,604	3,470,448

Bermuda — 2.9%
BW Offshore, Ltd.†	604,710	3,925,353
Cafe de Coral Holdings, Ltd.	518,000	1,651,702
Credicorp, Ltd.	5,201	1,077,231
Dairy Farm International Holdings, Ltd.	221,600	1,586,656
Esprit Holdings, Ltd.†#	258,550	38,912
Geopark, Ltd.†#	218,128	3,738,714
Hiscox, Ltd.	124,983	2,357,229
Midland Holdings, Ltd.	1,802,000	250,520
Peace Mark Holdings, Ltd.†(1)	686,000	0
Shangri-La Asia, Ltd.	920,000	961,022
VTech Holdings, Ltd.	159,949	1,264,838

		16,852,177

Brazil — 3.4%
Anima Holding SA	122,795	622,723
BRF SA†	34,100	314,072
Cia de Saneamento Basico do Estado de Sao Paulo	21,800	272,171
Construtora Tenda SA	605,779	3,706,940
Cyrela Brazil Realty SA Empreendimentos e Participacoes	486,436	2,959,025
Embraer SA ADR	13,592	238,268
Equatorial Energia SA	14,400	333,033
Fleury SA	57,226	331,665
Gerdau SA (Preference Shares)	80,200	249,257
Instituto Hermes Pardini SA	51,800	300,217
Kroton Educacional SA	103,388	251,666
Linx SA	105,400	811,435
Localiza Rent a Car SA	64,633	734,203
Lojas Americanas SA (Preference Shares)	119,400	540,054
Lojas Renner SA	63,410	774,058
Magazine Luiza SA	42,400	371,576

Security Description	Shares	Value (Note 2)

Brazil (continued)
Minerva SA†	996,143	$2,042,322
Multiplan Empreendimentos Imobiliarios SA	144,609	907,604
Notre Dame Intermedica Participacoes SA	41,515	562,222
Rumo SA†	491,917	2,625,300
Suzano SA	61,800	433,988

		19,381,799

Canada — 6.6%
Agnico Eagle Mines, Ltd.#	25,805	1,613,346
ATS Automation Tooling Systems, Inc.†	272,735	3,763,063
Capital Power Corp.	196,339	4,502,200
Descartes Systems Group, Inc.†	116,630	4,136,449
Dollarama, Inc.	87,947	3,365,555
Entertainment One, Ltd.	497,355	3,540,311
Fortuna Silver Mines, Inc.†#	357,562	1,477,085
Granite Real Estate Investment Trust	67,459	3,228,040
Quebecor, Inc., Class B#	154,079	3,470,654
Seven Generations Energy, Ltd., Class A†	30,776	166,432
SSR Mining, Inc.†	411,166	6,753,944
TMX Group, Ltd.	21,442	1,857,050
TORC Oil & Gas, Ltd.#	33,268	82,708

		37,956,837

Cayman Islands — 2.2%
51job, Inc. ADR†	18,228	1,311,140
ASM Pacific Technology, Ltd.	66,300	759,790
China Literature, Ltd.†#*	64,800	199,184
China Resources Cement Holdings, Ltd.	3,092,000	2,740,855
Endeavour Mining Corp.†	113,975	2,221,460
Haitian International Holdings, Ltd.	690,000	1,298,964
Lonking Holdings, Ltd.	2,934,000	699,783
Midland IC&I, Ltd.†	906,000	14,329
Pacific Textiles Holdings, Ltd.	1,622,000	1,094,380
Shenguan Holdings Group, Ltd.	552,000	21,825
Silicon Motion Technology Corp. ADR	26,291	848,411
Stella International Holdings, Ltd.	273,500	449,299
Tingyi Cayman Islands Holding Corp.	812,000	1,118,514

		12,777,934

Chile — 0.2%
Aguas Andinas SA, Class A	732,153	402,806
Compania Cervecerias Unidas SA ADR	23,543	532,072

		934,878

China — 0.1%
Yunnan Baiyao Group Co., Ltd.	27,000	289,827

Colombia — 0.1%
Bancolombia SA ADR	8,460	421,308

Czech Republic — 0.1%
Komercni banka AS	15,466	549,017

Denmark — 1.6%
Carlsberg A/S, Class B	6,351	937,502
Demant A/S†#	13,024	394,489
Dfds A/S#	8,692	299,020
DSV A/S	7,957	788,599
Jyske Bank A/S†	29,560	829,129
Royal Unibrew A/S	69,319	6,001,574
Sydbank A/S	14,034	196,199

		9,446,512

Faroe Islands — 0.4%
Bakkafrost P/F	34,999	2,056,799

Finland — 0.3%
Tikkurila Oyj	6,298	89,015

49

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finland (continued)
Valmet Oyj	87,954	$1,591,119

		1,680,134

France — 4.7%
Alten SA	61,138	7,297,236
Cie Plastic Omnium SA	22,193	537,582
Edenred	8,754	426,214
Elior Group SA*	33,083	421,047
Korian SA	77,024	3,071,218
Legrand SA	25,290	1,784,993
LISI	27,338	730,113
Remy Cointreau SA†#	37,083	5,599,882
SEB SA	7,734	1,202,757
Sodexo SA	9,405	1,065,700
SOITEC†	38,318	3,863,903
Somfy SA	2,799	245,484
Virbac SA†	4,741	878,506

		27,124,635

Germany — 6.0%
Amadeus Fire AG	7,927	925,232
Beiersdorf AG	8,421	1,059,709
Brenntag AG	19,203	925,035
CTS Eventim AG & Co. KGaA	60,917	3,334,150
Deutsche Wohnen SE	23,859	845,929
Evotec SE†	212,087	4,687,523
Fuchs Petrolub SE (Preference Shares)	44,343	1,548,803
GEA Group AG	74,436	2,006,771
Gerresheimer AG	9,229	696,326
Hella GmbH & Co. KGaA	22,821	950,084
Henkel AG & Co. KGaA (Preference Shares)	7,466	747,522
Infineon Technologies AG	23,916	413,934
LEG Immobilien AG	29,509	3,463,722
MTU Aero Engines AG	6,725	1,835,212
Scout24 AG*	22,409	1,325,019
Symrise AG	44,437	4,147,363
TAG Immobilien AG	237,835	5,551,976

		34,464,310

Greece — 0.2%
Hellenic Telecommunications Organization SA	80,208	1,070,172

Hong Kong — 0.8%
China Resources Beer Holdings Co., Ltd.	522,000	2,962,732
Techtronic Industries Co., Ltd.	207,500	1,434,429

		4,397,161

India — 1.5%
Bharat Heavy Electricals, Ltd.	604,029	428,866
CESC, Ltd.	99,957	1,089,753
Dabur India, Ltd.	143,842	902,645
Embassy Office Parks REIT	103,200	566,529
Federal Bank, Ltd.	1,106,672	1,284,008
Hero MotoCorp, Ltd.	17,734	635,091
Mahindra & Mahindra, Ltd.	60,971	452,367
MOIL, Ltd.	254,536	445,748
PVR, Ltd.	38,090	816,955
Shriram Transport Finance Co., Ltd.	80,731	1,092,128
Spencer’s Retail, Ltd.†	30,235	31,968
Tata Global Beverages, Ltd.	271,670	1,057,842

		8,803,900

Indonesia — 1.0%
Ace Hardware Indonesia Tbk PT	11,878,200	1,444,476
Astra Agro Lestari Tbk PT	641,600	474,924
Indocement Tunggal Prakarsa Tbk PT	842,300	1,290,023

Security Description	Shares	Value (Note 2)

Indonesia (continued)
Kalbe Farma Tbk PT	13,955,601	$1,662,669
United Tractors Tbk PT	653,000	963,273

		5,835,365

Ireland — 2.0%
Bank of Ireland Group PLC	46,500	176,928
C&C Group PLC	488,851	2,138,341
Dalata Hotel Group PLC	103,931	497,451
DCC PLC	17,664	1,501,109
Flutter Entertainment PLC	21,456	1,766,444
Greencore Group PLC	56,749	144,941
Hibernia REIT PLC	2,372,547	3,827,879
Kerry Group PLC, Class A	9,910	1,179,558
Ryanair Holdings PLC ADR†	9,900	567,270

		11,799,921

Israel — 1.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	262,028	164,566
Israel Discount Bank, Ltd., Class A	2,057,933	8,567,076

		8,731,642

Italy — 1.8%
Cembre SpA#	17,947	394,493
Cerved Group SpA	220,914	1,778,477
Davide Campari-Milano SpA	91,427	856,616
Enav SpA*	187,783	1,060,808
FinecoBank Banca Fineco SpA	107,963	1,112,762
Infrastrutture Wireless Italiane SpA*	59,873	598,153
Italgas SpA	185,298	1,201,545
Reply SpA	58,188	3,437,393

		10,440,247

Japan — 21.2%
ABC-Mart, Inc.#	15,700	1,003,464
Aeon Delight Co., Ltd.	12,900	398,287
AEON Financial Service Co., Ltd.#	57,000	834,866
Air Water, Inc.	16,300	276,947
Amano Corp.	12,441	371,819
Anritsu Corp.#	321,900	6,026,819
Ariake Japan Co., Ltd.	6,200	469,807
As One Corp.#	5,400	480,858
Asante, Inc.#	7,400	138,826
Chiba Bank, Ltd.	110,300	550,280
Comture Corp.	10,500	373,606
Cosmos Pharmaceutical Corp.#	2,400	489,782
Daifuku Co., Ltd.	121,200	5,727,152
Daikyonishikawa Corp.	14,487	99,412
Daiseki Co., Ltd.	37,700	920,187
Daiwa Securities Group, Inc.	103,800	447,307
Doshisha Co., Ltd.	6,200	100,323
Eiken Chemical Co., Ltd.	25,400	381,831
Ezaki Glico Co., Ltd.#	19,700	854,869
Fancl Corp.	200,800	4,876,585
Fuji Seal International, Inc.	72,200	1,962,758
Fuji Soft, Inc.	5,500	236,339
Fujitsu General, Ltd.#	22,800	366,998
GMO Payment Gateway, Inc.#	90,700	7,026,507
Hamakyorex Co., Ltd.	6,100	209,870
Heian Ceremony Service Co., Ltd.#	15,800	123,443
Hirose Electric Co., Ltd.	3,800	431,741
Hogy Medical Co., Ltd.	3,500	95,510
Iriso Electronics Co., Ltd.#	9,500	455,170
Japan Elevator Service Holdings Co., Ltd.	168,200	4,038,953
Japan Exchange Group, Inc.	6,300	99,747
Japan Meat Co, Ltd.	11,000	215,268
Japan Pure Chemical Co., Ltd.#	1,800	40,715

50

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Jeol, Ltd.	21,900	$481,971
JGC Corp.#	11,160	129,737
Kakaku.com, Inc.	12,600	315,608
Kansai Paint Co., Ltd.	45,100	938,637
Katitas Co., Ltd.	78,300	2,996,089
Kikkoman Corp.#	11,500	517,438
Kintetsu World Express, Inc.	12,000	160,399
Kobayashi Pharmaceutical Co., Ltd.#	11,900	891,646
Koito Manufacturing Co., Ltd.	28,100	1,319,895
Kusuri no Aoki Holdings Co., Ltd.	48,900	3,756,050
Lion Corp.	47,000	913,588
Matsumotokiyoshi Holdings Co., Ltd.	143,400	5,318,360
Meitec Corp.	16,200	835,657
Milbon Co., Ltd.	12,400	606,956
Miraca Holdings, Inc.	4,300	94,836
MISUMI Group, Inc.	9,900	224,401
Mitsubishi Pencil Co., Ltd.	10,100	157,059
MonotaRO Co., Ltd.#	25,300	621,813
Morinaga & Co., Ltd.	19,200	948,840
Nabtesco Corp.	21,000	603,897
Nakanishi, Inc.	72,800	1,195,802
Net One Systems Co., Ltd.	160,600	4,305,444
NGK Spark Plug Co., Ltd.	36,400	628,396
Nihon Kohden Corp.	22,700	629,920
Nihon Parkerizing Co., Ltd.	45,600	504,783
Nippon Television Holdings, Inc.	26,500	349,475
Nissei ASB Machine Co., Ltd.#	10,100	290,446
Nitori Holdings Co., Ltd.	3,500	504,895
NOF Corp.	3,600	116,741
Nohmi Bosai, Ltd.	12,800	260,494
Nomura Research Institute, Ltd.	117,000	2,327,114
NS Solutions Corp.	31,400	1,049,278
Obara Group, Inc.	5,600	180,280
OBIC Business Consultants Co., Ltd.	15,900	666,772
OBIC Co., Ltd.	73,400	8,394,691
Omron Corp.	9,000	445,616
Oracle Corp. Japan	4,300	370,358
Park24 Co., Ltd.	15,600	319,974
Persol Holdings Co., Ltd.	140,000	2,842,566
Proto Corp.	49,400	560,798
Rakuten, Inc.	5,200	48,997
Rinnai Corp.	3,900	244,863
Ryohin Keikaku Co., Ltd.#	43,000	741,121
S Foods, Inc.#	21,700	615,856
Sagami Rubber Industries Co., Ltd.#	12,200	182,825
San-A Co, Ltd.#	3,800	157,923
San-Ai Oil Co., Ltd.	18,900	175,239
Sankyu, Inc.	12,000	607,709
Santen Pharmaceutical Co., Ltd.	88,800	1,555,578
SCSK Corp.	11,600	572,165
Seino Holdings Co., Ltd.	54,900	706,953
Senko Group Holdings Co., Ltd.	40,700	323,347
Seria Co., Ltd.#	26,700	655,216
SG Holdings Co., Ltd.	44,100	1,180,179
Shima Seiki Manufacturing, Ltd.	8,300	199,619
Shimadzu Corp.	22,700	564,535
Shimamura Co., Ltd.	2,300	179,696
Shimano, Inc.	1,500	215,607
Shizuoka Bank, Ltd.	44,500	300,758
SK Kaken Co., Ltd.	500	210,383
SMS Co., Ltd.	231,600	5,173,312
Sohgo Security Services Co., Ltd.	8,900	449,042
Sony Financial Holdings, Inc.	38,100	880,100
Stanley Electric Co., Ltd.	37,900	942,193
Sundrug Co., Ltd.	24,300	755,980

Security Description	Shares	Value (Note 2)

Japan (continued)
T Hasegawa Co., Ltd.#	36,600	$697,651
Taisei Lamick Co, Ltd.	9,600	250,313
Taiyo Yuden Co., Ltd.#	95,700	1,800,765
Takasago International Corp.	7,100	171,026
TechnoPro Holdings, Inc.	121,900	7,079,804
Terumo Corp.	31,900	926,957
THK Co., Ltd.	9,900	229,992
Toshiba Plant Systems & Services Corp.	12,600	204,712
TOTO, Ltd.#	6,300	228,018
Trancom Co., Ltd.	2,600	138,523
Unicharm Corp.	50,800	1,561,275
USS Co., Ltd.	99,100	1,873,138
Yamato Holdings Co., Ltd.	60,100	1,040,372
Zojirushi Corp.#	32,700	399,535

		122,144,043

Jersey — 0.5%
boohoo Group PLC†	1,004,852	2,951,606

Luxembourg — 0.6%
B&M European Value Retail SA	146,722	638,785
Globant SA†	2,200	208,846
Solutions 30 SE†#	289,023	2,800,090

		3,647,721

Malaysia — 0.1%
Genting Bhd	546,100	779,123

Mauritius — 0.2%
MakeMyTrip, Ltd.†#	44,697	1,026,690

Mexico — 0.5%
Arca Continental SAB de CV	58,459	305,778
Concentradora Fibra Danhos SA de CV	302,077	401,684
Genomma Lab Internacional SAB de CV, Class B†#	438,119	367,258
Grupo Aeroportuario del Pacifico SAB de CV, Class B	20,477	194,660
Grupo Aeroportuario del Sureste SAB de CV ADR	2,205	324,995
Grupo Financiero Inbursa SAB de CV, Class O	237,547	292,763
Grupo Lala SAB de CV#	230,257	240,580
Mexichem SAB de CV	112,280	205,607
Prologis Property Mexico SA de CV	199,499	388,417

		2,721,742

Netherlands — 1.3%
Aalberts NV	24,500	925,202
ASM International NV	12,821	1,077,110
Euronext NV*	5,819	456,310
IMCD NV	34,492	2,418,557
Takeaway.com NV†*	26,319	2,512,213

		7,389,392

New Zealand — 0.1%
Freightways, Ltd.	48,868	245,410
Mainfreight, Ltd.	11,323	293,590

		539,000

Norway — 2.8%
Aker Solutions ASA†	158,761	474,774
Leroy Seafood Group ASA	472,295	3,097,424
Mowi ASA#	21,068	504,030
Norway Royal Salmon ASA	64,283	1,314,979
Scatec Solar ASA*	397,293	4,612,893
TGS NOPEC Geophysical Co. ASA	114,173	2,754,025
Tomra Systems ASA	128,404	3,607,408

		16,365,533

51

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Philippines — 0.2%
Metropolitan Bank & Trust Co.	1,006,940	$1,371,408

Portugal — 0.7%
Galp Energia SGPS SA	18,904	271,340
NOS SGPS SA	648,229	3,807,970

		4,079,310

Singapore — 1.0%
Ascendas India Trust	1,334,500	1,375,129
City Developments, Ltd.	203,800	1,406,884
Singapore Technologies Engineering, Ltd.	517,300	1,468,681
Venture Corp., Ltd.	114,063	1,247,686

		5,498,380

South Africa — 0.2%
AVI, Ltd.	184,300	1,007,962

South Korea — 1.6%
Dentium Co., Ltd.	36,023	2,040,188
Doosan Bobcat, Inc.	46,087	1,364,061
Douzone Bizon Co., Ltd.#	38,906	1,843,719
Lock&Lock Co., Ltd.	21,167	208,830
LS Industrial Systems Co., Ltd.	27,712	1,051,283
Orion Corp.	14,992	1,115,195
Samsung Fire & Marine Insurance Co., Ltd.	5,619	1,062,333
TK Corp.	34,618	300,094

		8,985,703

Spain — 1.8%
Aena SME SA*	2,819	508,108
Amadeus IT Group SA	71,580	5,330,678
Cellnex Telecom SA*	64,003	2,560,466
CEMEX Latam Holdings SA†	85,400	109,024
CIE Automotive SA	58,900	1,364,593
Viscofan SA	15,408	717,670

		10,590,539

Sweden — 2.3%
Essity AB, Class B	50,169	1,564,674
Evolution Gaming Group AB*	245,518	4,607,848
MIPS AB	78,343	1,317,071
Saab AB, Series B	10,756	300,938
Swedish Match AB	27,997	1,098,240
THQ Nordic AB†	161,138	3,989,601
Thule Group AB*	24,566	487,333

		13,365,705

Switzerland — 2.2%
Coca-Cola HBC AG	13,816	458,949
DKSH Holding AG	2,198	107,085
Dufry AG	5,000	405,355
Geberit AG	1,578	717,613
Julius Baer Group, Ltd.	18,695	739,111
Kardex AG	3,872	542,999
Logitech International SA	93,188	3,776,480
Lonza Group AG	1,287	454,855
Sika AG	22,451	3,223,326
Sonova Holding AG	5,803	1,346,753
Temenos AG	4,577	766,726
VAT Group AG*	3,602	433,077

		12,972,329

Taiwan — 1.7%
Advantech Co., Ltd.	84,256	716,216
E.Sun Financial Holding Co., Ltd.	2,272,013	1,826,435
Makalot Industrial Co., Ltd.	732,900	4,316,667
PChome Online, Inc.†	204,932	874,272

Security Description	Shares	Value (Note 2)

Taiwan (continued)
Tripod Technology Corp.	103,000	$372,190
Voltronic Power Technology Corp.	71,950	1,614,924
Yuanta Financial Holding Co., Ltd.	256,807	147,576

		9,868,280

Thailand — 0.2%
AEON Thana Sinsap Thailand PCL	115,300	825,928
PTT Global Chemical PCL	256,000	443,798

		1,269,726

United Kingdom — 13.8%
Abcam PLC	343,301	4,833,119
Admiral Group PLC	15,313	400,047
Ashtead Group PLC	22,506	621,920
Auto Trader Group PLC*	231,998	1,500,681
Babcock International Group PLC	66,823	407,852
Beazley PLC	600,578	4,161,810
Bellway PLC	18,357	647,990
Britvic PLC	31,424	331,703
Bunzl PLC	51,139	1,252,608
Burberry Group PLC	27,547	725,355
Cairn Energy PLC†	115,599	234,904
Clinigen Group PLC	180,814	1,947,128
Coats Group PLC	3,371,912	3,001,302
Cobham PLC†	236,488	464,730
Compass Group PLC	120,463	3,053,248
Countryside Properties PLC*	634,165	2,308,782
Croda International PLC	81,241	4,648,116
Dechra Pharmaceuticals PLC	85,812	3,132,480
Electrocomponents PLC	107,154	757,537
Elementis PLC	41,281	75,296
EMIS Group PLC	23,450	316,727
Essentra PLC	235,364	1,151,291
Fevertree Drinks PLC	53,494	1,471,067
Forterra PLC*	52,931	171,321
Future PLC	224,491	3,239,684
GB Group PLC	369,324	2,592,999
Greggs PLC	66,967	1,722,602
Halma PLC	49,629	1,185,427
Hargreaves Lansdown PLC	36,925	843,792
Howden Joinery Group PLC	132,192	865,701
Ibstock PLC*	138,874	362,297
IG Group Holdings PLC	59,534	391,036
IMI PLC	41,988	513,464
Intertek Group PLC	30,223	1,996,165
Just Eat PLC†	240,237	2,297,053
Keywords Studios PLC	232,658	4,492,768
Meggitt PLC	71,081	535,381
Merlin Entertainments PLC*	146,872	807,250
Moneysupermarket.com Group PLC	290,158	1,318,695
PZ Cussons PLC	17,468	44,636
Rathbone Brothers PLC	40,734	1,105,302
Rightmove PLC	351,637	2,291,253
Rotork PLC	718,265	2,705,856
Schroders PLC	52,989	1,760,222
Shaftesbury PLC	56,719	597,676
Smith & Nephew PLC	86,028	2,056,939
Spectris PLC	14,661	412,271
Spirax-Sarco Engineering PLC	10,860	1,060,459
Stagecoach Group PLC	112,910	169,400
Tate & Lyle PLC	21,083	184,553
TechnipFMC PLC	21,918	542,965
UNITE Group PLC	360,014	4,586,540
Weir Group PLC	28,110	500,921

52

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Whitbread PLC	13,472	$716,854

		79,517,175

United States — 0.1%
Autoliv, Inc. SDR	3,483	239,968
Gran Tierra Energy, Inc.†#	107,554	152,679

		392,647

Total Long-Term Investment Securities
(cost $482,063,246)		557,506,680

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(2)(3)	14,312,891	14,312,891

U.S. Government Agencies — 0.8%
Federal Home Loan Bank 1.93% due 09/03/2019	$4,472,000	4,472,000

Total Short-Term Investment Securities
(cost $18,784,419)		18,784,891

REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount of $13,635,636, and collateralized by $13,465,000 of United States Treasury Notes, bearing interest at 2.38%, due 03/15/2022 and having an approximate value of $13,911,284 (cost $13,635,000)	13,635,000	13,635,000

TOTAL INVESTMENTS
(cost $514,482,665)(4)	102.4%	589,926,571
Liabilities in excess of other assets	(2.4)	(13,729,516)

NET ASSETS	100.0%	$576,197,055

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $24,932,790 representing 4.3% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of August 31, 2019.
(3)

At August 31, 2019, the Fund had loaned securities with a total value of $32,595,825. This was secured by collateral of $14,312,891, which was received in cash and subsequently invested in short-term investments currently valued at $14,312,891 as reported in the Portfolio of Investments. Additional collateral of $19,978,849 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/19/2019 to 12/19/2019	$185,490
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	19,793,359

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

SDR—Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Bermuda	$16,852,177	$—		$0	$16,852,177
Other Countries	531,922,861	8,731,642	**	—	540,654,503
Short Term Investment Securities:
Registered Investment Companies	14,312,891	—		—	14,312,891
U.S. Government Agencies	—	4,472,000		—	4,472,000
Repurchase Agreements	—	13,635,000		—	13,635,000

Total Investments at Value	$563,087,929	$26,838,642		$0	$589,926,571

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

53

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.1%
Insurance — Multi-line	7.1
Insurance — Property/Casualty	4.2
Oil Refining & Marketing	4.2
Electric — Integrated	3.8
Banks — Super Regional	3.7
Medical — Drugs	3.4
Building Products — Cement	3.2
Medical Instruments	2.8
Oil Companies — Exploration & Production	2.7
Agricultural Chemicals	2.6
Aerospace/Defense — Equipment	2.6
Cosmetics & Toiletries	2.4
Telephone — Integrated	2.4
Food — Misc./Diversified	2.4
Electronic Components — Semiconductors	2.3
Real Estate Investment Trusts	2.2
Instruments — Controls	1.8
Beverages — Non-alcoholic	1.5
Web Portals/ISP	1.5
Oil Companies — Integrated	1.3
Computer Services	1.3
Medical — HMO	1.3
Networking Products	1.2
Semiconductor Components — Integrated Circuits	1.2
Gold Mining	1.1
Investment Management/Advisor Services	1.1
Commercial Paper	1.1
Finance — Credit Card	1.1
Banks — Commercial	1.1
Enterprise Software/Service	1.1
Aerospace/Defense	1.0
Telecom Equipment — Fiber Optics	0.9
Computer Software	0.9
Medical Products	0.8
Building — Residential/Commercial	0.8
Medical Labs & Testing Services	0.7
Retail — Discount	0.7
Apparel Manufacturers	0.7
Transport — Rail	0.7
Auto — Cars/Light Trucks	0.7
Oil — Field Services	0.7
Chemicals — Diversified	0.7
Airlines	0.7
Advertising Agencies	0.7
Broadcast Services/Program	0.6
Insurance — Reinsurance	0.6
Commercial Services	0.6
Cable/Satellite TV	0.5
Data Processing/Management	0.5
Medical — Biomedical/Gene	0.5
Cellular Telecom	0.5
Commercial Services — Finance	0.4
Computers — Memory Devices	0.4
Semiconductor Equipment	0.4
Agricultural Operations	0.4
Banks — Fiduciary	0.4
Pharmacy Services	0.4
Metal — Copper	0.4
Internet Security	0.3
Auto/Truck Parts & Equipment — Original	0.3
Finance — Investment Banker/Broker	0.3
Diversified Manufacturing Operations	0.3
Non-Hazardous Waste Disposal	0.3
Computer Data Security	0.2
Insurance Brokers	0.2
Exchange-Traded Funds	0.2
Retail — Drug Store	0.2
Agricultural Biotech	0.2
Chemicals — Specialty	0.1
Electronic Measurement Instruments	0.1

99.8%

*	Calculated as a percentage of net assets

54

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Advertising Agencies — 0.7%
Omnicom Group, Inc.	23,923	$1,819,583

Aerospace/Defense — 1.0%
Northrop Grumman Corp.	3,983	1,465,226
Raytheon Co.	6,854	1,270,184

		2,735,410

Aerospace/Defense - Equipment — 2.6%
L3Harris Technologies, Inc.	11,457	2,422,124
United Technologies Corp.	35,692	4,648,526

		7,070,650

Agricultural Biotech — 0.2%
Corteva, Inc.	13,571	397,902

Agricultural Chemicals — 2.6%
CF Industries Holdings, Inc.	102,742	4,951,137
Mosaic Co.	82,376	1,514,895
Nutrien, Ltd.	13,934	701,716

		7,167,748

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	26,631	1,013,310

Airlines — 0.7%
Delta Air Lines, Inc.	32,085	1,856,438

Apparel Manufacturers — 0.7%
PVH Corp.	25,746	1,951,547

Auto - Cars/Light Trucks — 0.7%
General Motors Co.	51,893	1,924,711

Auto/Truck Parts & Equipment - Original — 0.3%
Aptiv PLC	11,108	923,852

Banks - Commercial — 1.1%
Citizens Financial Group, Inc.	39,988	1,349,195
M&T Bank Corp.	10,891	1,592,373

		2,941,568

Banks - Fiduciary — 0.4%
Bank of New York Mellon Corp.	23,784	1,000,355

Banks - Super Regional — 3.7%
PNC Financial Services Group, Inc.	12,108	1,561,084
US Bancorp	111,885	5,895,221
Wells Fargo & Co.	57,238	2,665,574

		10,121,879

Beverages - Non-alcoholic — 1.5%
PepsiCo, Inc.	29,964	4,096,978

Broadcast Services/Program — 0.6%
Fox Corp., Class B	49,534	1,624,715

Building Products - Cement — 3.2%
Martin Marietta Materials, Inc.	17,694	4,490,206
Vulcan Materials Co.	30,172	4,261,795

		8,752,001

Building - Residential/Commercial — 0.8%
Lennar Corp., Class A	43,559	2,221,509

Cable/Satellite TV — 0.5%
Comcast Corp., Class A	33,315	1,474,522

Cellular Telecom — 0.5%
Vodafone Group PLC ADR#	64,413	1,212,253

Chemicals - Diversified — 0.7%
Dow, Inc.	21,116	900,175

Security Description	Shares	Value (Note 2)

Chemicals - Diversified (continued)
DuPont de Nemours, Inc.	14,188	$963,791

		1,863,966

Chemicals - Specialty — 0.1%
W.R. Grace & Co.	5,733	388,181

Commercial Services — 0.6%
Quanta Services, Inc.	43,833	1,485,939

Commercial Services - Finance — 0.4%
Total System Services, Inc.	8,554	1,148,118

Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	5,846	629,614

Computer Services — 1.3%
Cognizant Technology Solutions Corp., Class A	18,939	1,162,665
International Business Machines Corp.	16,823	2,280,021

		3,442,686

Computer Software — 0.9%
Citrix Systems, Inc.	15,376	1,429,660
Teradata Corp.†	32,611	1,006,702

		2,436,362

Computers - Memory Devices — 0.4%
Western Digital Corp.	17,734	1,015,626

Cosmetics & Toiletries — 2.4%
Colgate-Palmolive Co.	52,081	3,861,806
Procter & Gamble Co.	14,238	1,711,835
Unilever PLC ADR#	16,640	1,051,315

		6,624,956

Data Processing/Management — 0.5%
Fiserv, Inc.†	13,682	1,463,153

Diversified Banking Institutions — 10.1%
Bank of America Corp.	173,939	4,785,062
Citigroup, Inc.	118,936	7,653,532
Goldman Sachs Group, Inc.	21,741	4,433,207
JPMorgan Chase & Co.	72,918	8,010,771
Morgan Stanley	63,657	2,641,129

		27,523,701

Diversified Manufacturing Operations — 0.3%
Carlisle Cos., Inc.	5,369	778,290

Electric - Integrated — 3.8%
Edison International	47,350	3,421,985
Entergy Corp.	16,350	1,844,934
Evergy, Inc.	35,272	2,292,680
PPL Corp.	88,626	2,618,898

		10,178,497

Electronic Components - Semiconductors — 2.3%
Broadcom, Inc.	8,221	2,323,584
Microchip Technology, Inc.#	16,746	1,445,682
Micron Technology, Inc.†	22,474	1,017,398
Texas Instruments, Inc.	11,863	1,468,046

		6,254,710

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	5,235	372,261

Enterprise Software/Service — 1.1%
Oracle Corp.	55,512	2,889,955

Finance - Credit Card — 1.1%
American Express Co.	7,850	944,905

55

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Credit Card (continued)
Capital One Financial Corp.	10,542	$913,148
Discover Financial Services	13,825	1,105,585

		2,963,638

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	20,732	793,414

Food - Misc./Diversified — 2.4%
Conagra Brands, Inc.	164,149	4,655,266
Lamb Weston Holdings, Inc.	13,018	916,337
Mondelez International, Inc., Class A	17,939	990,591

		6,562,194

Gold Mining — 1.1%
Newmont Goldcorp Corp.	75,432	3,008,983

Instruments - Controls — 1.8%
Honeywell International, Inc.	29,282	4,820,403

Insurance Brokers — 0.2%
Arthur J. Gallagher & Co.	82	7,436
Willis Towers Watson PLC	2,463	486,639

		494,075

Insurance - Multi-line — 7.1%
Assurant, Inc.	24,356	2,995,788
Chubb, Ltd.	29,004	4,532,745
Hartford Financial Services Group, Inc.	150,946	8,797,133
Voya Financial, Inc.	61,902	3,053,007

		19,378,673

Insurance - Property/Casualty — 4.2%
Berkshire Hathaway, Inc., Class B†	56,495	11,491,648

Insurance - Reinsurance — 0.6%
RenaissanceRe Holdings, Ltd.	8,662	1,563,924

Internet Security — 0.3%
Palo Alto Networks, Inc.†	4,604	937,467

Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	7,744	998,821
LPL Financial Holdings, Inc.	13,669	1,024,492
Raymond James Financial, Inc.	12,540	984,515

		3,007,828

Medical Instruments — 2.8%
Boston Scientific Corp.†	34,503	1,474,313
Medtronic PLC	55,544	5,992,642

		7,466,955

Medical Labs & Testing Services — 0.7%
Laboratory Corp. of America Holdings†	11,786	1,974,862

Medical Products — 0.8%
Becton Dickinson and Co.	8,977	2,279,440

Medical - Biomedical/Gene — 0.5%
Gilead Sciences, Inc.	22,749	1,445,471

Medical - Drugs — 3.4%
Johnson & Johnson	9,582	1,229,945
Merck & Co., Inc.	47,455	4,103,434
Pfizer, Inc.	109,563	3,894,965

		9,228,344

Medical - HMO — 1.3%
Anthem, Inc.	6,610	1,728,647
Humana, Inc.	5,998	1,698,694

		3,427,341

Security Description	Shares	Value (Note 2)

Metal - Copper — 0.4%
Freeport-McMoRan, Inc.	103,470	$950,889

Networking Products — 1.2%
Cisco Systems, Inc.	69,598	3,257,882

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	7,551	673,927

Oil Companies - Exploration & Production — 2.7%
Concho Resources, Inc.	10,873	795,360
Hess Corp.	71,214	4,482,921
Occidental Petroleum Corp.	22,038	958,212
Pioneer Natural Resources Co.	8,219	1,014,389

		7,250,882

Oil Companies - Integrated — 1.3%
Chevron Corp.	16,834	1,981,698
Royal Dutch Shell PLC, Class A ADR	27,816	1,546,570

		3,528,268

Oil Refining & Marketing — 4.2%
Marathon Petroleum Corp.	81,552	4,013,174
Phillips 66	40,057	3,950,822
Valero Energy Corp.	44,885	3,378,943

		11,342,939

Oil - Field Services — 0.7%
Apergy Corp.†	45,087	1,171,360
Schlumberger, Ltd.	22,537	730,875

		1,902,235

Pharmacy Services — 0.4%
Cigna Corp.	6,335	975,400

Real Estate Investment Trusts — 2.2%
Equity Residential	27,514	2,332,087
Public Storage	8,718	2,308,003
Weyerhaeuser Co.	50,123	1,318,736

		5,958,826

Retail - Discount — 0.7%
Target Corp.	18,273	1,955,942

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	8,588	439,620

Semiconductor Components - Integrated Circuits — 1.2%
QUALCOMM, Inc.	41,872	3,256,385

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	21,127	1,014,519

Telecom Equipment - Fiber Optics — 0.9%
Corning, Inc.	90,803	2,528,864

Telephone - Integrated — 2.4%
AT&T, Inc.	187,813	6,622,286

Transport - Rail — 0.7%
Union Pacific Corp.	11,953	1,935,908

Web Portals/ISP — 1.5%
Alphabet, Inc., Class A†	3,416	4,066,851

Total Common Stocks
(cost $256,202,132)		267,309,229

EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Value ETF (cost $496,593)	3,961	493,461

Total Long-Term Investment Securities
(cost $256,698,725)		267,802,690

56

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Commercial Paper — 1.1%
Credit Agricole Corporate and Investment Bank 2.08% due 09/03/2019 (cost $2,999,653)	$3,000,000	$2,999,298

Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(1)(2) (cost $36,197)	36,197	36,197

Total Short-Term Investment Securities
(cost $3,035,850)		3,035,495

TOTAL INVESTMENTS
(cost $259,734,575)(3)	99.8%	270,838,185
Other assets less liabilities	0.2	648,402

NET ASSETS	100.0%	$271,486,587

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of August 31, 2019.
(2)

At August 31, 2019, the Fund had loaned securities with a total value of $1,691,741. This was secured by collateral of $36,197, which was received in cash and subsequently invested in short-term investments currently valued at $36,197 as reported in the Portfolio of Investments. Additional collateral of $1,701,099 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	$805,366
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	895,733

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$267,309,229	$—	$—	$267,309,229
Exchange-Traded Funds	493,461	—	—	493,461
Short-Term Investment Securities:
Commercial Paper	—	2,999,298	—	2,999,298
Registered Investment Companies	36,197	—	—	36,197

Total Investments at Value	$267,838,887	$2,999,298	$—	$270,838,185

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

57

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	5.5%
Insurance — Property/Casualty	5.0
Banks — Commercial	5.0
Enterprise Software/Service	5.0
Commercial Services — Finance	4.5
Computer Services	3.9
Medical Instruments	3.2
Distribution/Wholesale	3.2
Disposable Medical Products	2.9
Commercial Services	2.6
Computer Software	2.5
Containers — Metal/Glass	2.4
Electronic Components — Semiconductors	2.1
Web Hosting/Design	2.1
Medical Products	2.0
E-Commerce/Services	1.9
Lasers — System/Components	1.9
Gas — Distribution	1.9
Electronic Measurement Instruments	1.8
Machinery — General Industrial	1.7
Building — Residential/Commercial	1.7
Apparel Manufacturers	1.7
Building Products — Air & Heating	1.6
Transport — Rail	1.6
Hotels/Motels	1.5
Real Estate Investment Trusts	1.5
E-Services/Consulting	1.5
Data Processing/Management	1.5
Funeral Services & Related Items	1.4
Medical — Drugs	1.4
Internet Content — Entertainment	1.1
Finance — Auto Loans	1.0
Patient Monitoring Equipment	1.0
Retail — Automobile	1.0
Oil Companies — Exploration & Production	1.0
Registered Investment Companies	0.9
Multimedia	0.9
Machinery — Pumps	0.9
Semiconductor Equipment	0.9
Internet Infrastructure Software	0.9
Diagnostic Equipment	0.9
Rental Auto/Equipment	0.9
Machine Tools & Related Products	0.9
Banks — Fiduciary	0.8
Computer Aided Design	0.8
Containers — Paper/Plastic	0.8
E-Commerce/Products	0.8
Non-Hazardous Waste Disposal	0.8
Aerospace/Defense — Equipment	0.8
Instruments — Controls	0.8
Auto — Heavy Duty Trucks	0.8
Firearms & Ammunition	0.7
Applications Software	0.7
Computers — Other	0.7
Cable/Satellite TV	0.7
Athletic Equipment	0.7
Electric — Integrated	0.6
Real Estate Management/Services	0.6
Telecommunication Equipment	0.4
Medical — HMO	0.3
Printing — Commercial	0.1

100.7%

*	Calculated as a percentage of net assets

58

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.8%
Aerospace/Defense - Equipment — 0.8%
HEICO Corp., Class A	17,226	$1,901,061

Apparel Manufacturers — 1.7%
Carter’s, Inc.	28,561	2,612,761
Under Armour, Inc., Class C†	82,534	1,396,475

		4,009,236

Applications Software — 0.7%
PTC, Inc.†	27,467	1,798,264

Athletic Equipment — 0.7%
YETI Holdings, Inc.†#	55,766	1,575,390

Auto - Heavy Duty Trucks — 0.8%
PACCAR, Inc.	28,223	1,850,300

Banks - Commercial — 5.0%
Cullen/Frost Bankers, Inc.	24,267	2,014,404
First Citizens BancShares, Inc., Class A	3,824	1,700,150
First Republic Bank	27,322	2,451,330
M&T Bank Corp.	15,399	2,251,488
Pinnacle Financial Partners, Inc.	6,495	342,091
Prosperity Bancshares, Inc.#	31,463	2,042,578
South State Corp.	18,115	1,332,902

		12,134,943

Banks - Fiduciary — 0.8%
Northern Trust Corp.	23,319	2,050,440

Building Products - Air & Heating — 1.6%
Lennox International, Inc.	15,698	3,983,838

Building - Residential/Commercial — 1.7%
NVR, Inc.†	1,160	4,174,840

Cable/Satellite TV — 0.7%
Cable One, Inc.	1,363	1,768,656

Commercial Services — 2.6%
Cintas Corp.	8,949	2,360,746
CoStar Group, Inc.†	4,578	2,814,875
Healthcare Services Group, Inc.#	47,338	1,067,472

		6,243,093

Commercial Services - Finance — 4.5%
TransUnion	59,394	4,968,308
WEX, Inc.†	28,927	5,917,018

		10,885,326

Computer Aided Design — 0.8%
Aspen Technology, Inc.†	15,292	2,036,894

Computer Services — 3.9%
EPAM Systems, Inc.†	12,641	2,418,602
Genpact, Ltd.	169,005	6,922,445

		9,341,047

Computer Software — 2.5%
Akamai Technologies, Inc.†	34,974	3,117,232
Teradata Corp.†	91,364	2,820,407

		5,937,639

Computers - Other — 0.7%
Lumentum Holdings, Inc.†	32,156	1,793,019

Containers - Metal/Glass — 2.4%
Ball Corp.	56,646	4,554,905
Silgan Holdings, Inc.	38,233	1,137,814

		5,692,719

Security Description	Shares	Value (Note 2)

Containers - Paper/Plastic — 0.8%
Packaging Corp. of America	20,222	$2,033,929

Data Processing/Management — 1.5%
Fair Isaac Corp.†	10,223	3,605,857

Diagnostic Equipment — 0.9%
Repligen Corp.†	22,925	2,127,669

Disposable Medical Products — 2.9%
STERIS PLC	20,098	3,103,131
Teleflex, Inc.	11,037	4,016,585

		7,119,716

Distribution/Wholesale — 3.2%
Fastenal Co.	73,981	2,265,298
IAA, Inc.†	56,123	2,741,609
KAR Auction Services, Inc.	85,804	2,278,954
Watsco, Inc.#	3,056	499,809

		7,785,670

E-Commerce/Products — 0.8%
Etsy, Inc.†	26,255	1,386,001
Wayfair, Inc., Class A†#	4,623	521,197

		1,907,198

E-Commerce/Services — 1.9%
Cargurus, Inc.†#	43,910	1,432,344
GrubHub, Inc.†#	20,938	1,242,461
TripAdvisor, Inc.†	50,054	1,901,552

		4,576,357

E-Services/Consulting — 1.5%
CDW Corp.	32,033	3,699,811

Electric - Integrated — 0.6%
Black Hills Corp.	18,015	1,381,931

Electronic Components - Semiconductors — 2.1%
Monolithic Power Systems, Inc.	16,984	2,557,111
Silicon Laboratories, Inc.†	23,609	2,573,381

		5,130,492

Electronic Measurement Instruments — 1.8%
Keysight Technologies, Inc.†	21,714	2,103,218
National Instruments Corp.	55,933	2,349,186

		4,452,404

Enterprise Software/Service — 5.0%
Black Knight, Inc.†	46,952	2,922,762
Blackbaud, Inc.	37,819	3,440,394
Guidewire Software, Inc.†#	28,831	2,772,966
Veeva Systems, Inc., Class A†	18,015	2,889,246

		12,025,368

Finance - Auto Loans — 1.0%
Credit Acceptance Corp.†	5,509	2,493,649

Firearms & Ammunition — 0.7%
Axon Enterprise, Inc.†	30,069	1,803,238

Funeral Services & Related Items — 1.4%
Service Corp. International	73,193	3,388,836

Gas - Distribution — 1.9%
NiSource, Inc.	36,242	1,070,951
UGI Corp.	71,260	3,468,224

		4,539,175

59

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Hotels/Motels — 1.5%
Choice Hotels International, Inc.	41,218	$3,750,014

Instruments - Controls — 0.8%
Mettler-Toledo International, Inc.†	2,830	1,858,716

Insurance - Property/Casualty — 5.0%
Alleghany Corp.†	2,662	1,994,663
Fidelity National Financial, Inc.	42,883	1,884,279
Markel Corp.†	3,579	4,091,084
White Mountains Insurance Group, Ltd.	1,997	2,118,218
WR Berkley Corp.	29,185	2,079,431

		12,167,675

Internet Content - Entertainment — 1.1%
Roku, Inc.†#	16,998	2,572,817

Internet Infrastructure Software — 0.9%
F5 Networks, Inc.†	16,850	2,169,101

Lasers - System/Components — 1.9%
Coherent, Inc.†	12,815	1,857,662
II-VI, Inc.†#	71,959	2,699,182

		4,556,844

Machine Tools & Related Products — 0.9%
Lincoln Electric Holdings, Inc.	24,995	2,063,587

Machinery - General Industrial — 1.7%
IDEX Corp.	25,384	4,180,999

Machinery - Pumps — 0.9%
Gardner Denver Holdings, Inc.†	79,395	2,277,049

Medical Instruments — 3.2%
Bio-Techne Corp.	12,099	2,317,805
Integra LifeSciences Holdings Corp.†	44,683	2,681,874
NuVasive, Inc.†	45,087	2,863,926

		7,863,605

Medical Products — 2.0%
Hill-Rom Holdings, Inc.	25,082	2,700,830
Varian Medical Systems, Inc.†	19,883	2,106,206

		4,807,036

Medical - Biomedical/Gene — 5.5%
Alnylam Pharmaceuticals, Inc.†	22,079	1,781,554
Bluebird Bio, Inc.†#	16,412	1,695,524
Ionis Pharmaceuticals, Inc.†#	35,046	2,215,258
Sage Therapeutics, Inc.†#	16,540	2,839,422
Seattle Genetics, Inc.†	42,017	3,052,115
Ultragenyx Pharmaceutical, Inc.†#	33,965	1,850,073

		13,433,946

Medical - Drugs — 1.4%
Aerie Pharmaceuticals, Inc.†#	43,639	945,221
PRA Health Sciences, Inc.†	24,659	2,437,295

		3,382,516

Medical - HMO — 0.3%
Molina Healthcare, Inc.†	5,897	768,261

Multimedia — 0.9%
FactSet Research Systems, Inc.#	8,441	2,296,712

Non-Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.	20,688	1,901,227

Oil Companies - Exploration & Production — 1.0%
Diamondback Energy, Inc.	11,880	1,165,191
WPX Energy, Inc.†	109,849	1,181,975

		2,347,166

Security Description	Shares	Value (Note 2)

Patient Monitoring Equipment — 1.0%
Masimo Corp.†	15,850	$2,429,012

Printing - Commercial — 0.1%
Cimpress NV†#	2,000	229,380

Real Estate Investment Trusts — 1.5%
Douglas Emmett, Inc.	41,679	1,758,854
Equity Commonwealth	58,319	1,963,017

		3,721,871

Real Estate Management/Services — 0.6%
Redfin Corp.†#	78,591	1,327,402

Rental Auto/Equipment — 0.9%
AMERCO	5,988	2,105,501

Retail - Automobile — 1.0%
CarMax, Inc.†#	28,656	2,386,472

Semiconductor Equipment — 0.9%
MKS Instruments, Inc.	28,342	2,218,895

Telecommunication Equipment — 0.4%
CommScope Holding Co., Inc.†	94,889	1,019,108

Transport - Rail — 1.6%
Genesee & Wyoming, Inc., Class A†	34,638	3,840,661

Web Hosting/Design — 2.1%
Q2 Holdings, Inc.†	16,041	1,442,888
VeriSign, Inc.†	17,633	3,594,487

		5,037,375

Total Long-Term Investment Securities
(cost $210,010,020)		241,960,953

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(1)(2) (cost $2,341,559)	2,341,559	2,341,559

TOTAL INVESTMENTS
(cost $212,351,579)(3)	100.7%	244,302,512
Liabilities in excess of other assets	(0.7)	(1,790,366)

NET ASSETS	100.0%	$242,512,146

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of August 31, 2019.
(2)

At August 31, 2019, the Fund had loaned securities with a total value of $26,638,455. This was secured by collateral of $2,341,559, which was received in cash and subsequently invested in short-term investments currently valued at $2,341,559 as reported in the Portfolio of Investments. Additional collateral of $24,867,131 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	$4,319,480
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	20,547,651

(3)	See Note 5 for cost of investments on a tax basis.

60

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$241,960,953	$—	$—	$241,960,953
Short-Term Investment Securities	2,341,559	—	—	2,341,559

Total Investments at Value	$244,302,512	$—	$—	$244,302,512

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

61

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	10.5%
Electric — Integrated	5.2
Banks — Commercial	4.9
Insurance — Property/Casualty	3.5
Oil Companies — Exploration & Production	3.4
Banks — Super Regional	3.2
Computer Services	2.6
Chemicals — Diversified	2.3
Insurance — Reinsurance	2.2
Insurance — Multi-line	2.0
Aerospace/Defense — Equipment	2.0
Steel — Producers	1.7
Diversified Manufacturing Operations	1.7
Machinery — Pumps	1.7
Medical Labs & Testing Services	1.5
Medical Products	1.4
Finance — Investment Banker/Broker	1.3
Insurance Brokers	1.2
Semiconductor Equipment	1.1
Airlines	1.1
Oil Refining & Marketing	1.1
Finance — Credit Card	1.1
Distribution/Wholesale	1.0
Electronic Components — Semiconductors	1.0
Gas — Distribution	1.0
Medical — HMO	1.0
Entertainment Software	1.0
Building & Construction Products — Misc.	1.0
Registered Investment Companies	0.9
Electronic Parts Distribution	0.9
Building — Residential/Commercial	0.9
Finance — Consumer Loans	0.9
Insurance — Life/Health	0.9
Data Processing/Management	0.9
Electronic Connectors	0.9
Hazardous Waste Disposal	0.8
Medical — Wholesale Drug Distribution	0.8
Food — Wholesale/Distribution	0.8
Electric Products — Misc.	0.8
Medical — Hospitals	0.8
Repurchase Agreements	0.8
Commercial Services — Finance	0.8
Building Products — Doors & Windows	0.8
Food — Misc./Diversified	0.7
Electronic Components — Misc.	0.7
E-Commerce/Services	0.7
Human Resources	0.7
Electronic Measurement Instruments	0.7
Computers — Other	0.7
Lasers — System/Components	0.6
Transport — Rail	0.6
Computer Software	0.6
E-Commerce/Products	0.6
Savings & Loans/Thrifts	0.6
Physical Therapy/Rehabilitation Centers	0.6
Cable/Satellite TV	0.6
Agricultural Chemicals	0.6
Batteries/Battery Systems	0.5
Cellular Telecom	0.5
Footwear & Related Apparel	0.5
Chemicals — Specialty	0.5
Disposable Medical Products	0.5
Office Supplies & Forms	0.5
Hotels/Motels	0.5
Building Products — Cement	0.5
Auto/Truck Parts & Equipment — Original	0.5
Power Converter/Supply Equipment	0.5
Industrial Automated/Robotic	0.5
Theaters	0.4

Semiconductor Components — Integrated Circuits	0.4
Motion Pictures & Services	0.4
Publishing — Newspapers	0.4
Cruise Lines	0.4
Aerospace/Defense	0.4
Retail — Apparel/Shoe	0.3
Transport — Truck	0.3
Shipbuilding	0.3
Broadcast Services/Program	0.3
Medical Instruments	0.3
Retail — Auto Parts	0.3
Capacitors	0.3
Applications Software	0.3
Food — Meat Products	0.3
Beverages — Non-alcoholic	0.3
Containers — Paper/Plastic	0.3
Medical — Drugs	0.3
Agricultural Biotech	0.3
Transport — Services	0.2
Investment Management/Advisor Services	0.2
Independent Power Producers	0.2
Auto — Heavy Duty Trucks	0.2
Medical Information Systems	0.2
Building Products — Wood	0.2
Computers	0.2
Diagnostic Equipment	0.2
Building — Heavy Construction	0.2
Appliances	0.2
Casino Hotels	0.2
Oil — Field Services	0.2
Office Automation & Equipment	0.2
Finance — Leasing Companies	0.2
Retail — Discount	0.2
Advertising Agencies	0.2
Containers — Metal/Glass	0.2
Banks — Fiduciary	0.2
Computers — Memory Devices	0.2
Dialysis Centers	0.1

100.1%

*	Calculated as a percentage of net assets

62

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	16,846	$1,281,307

Aerospace/Defense — 0.4%
Spirit AeroSystems Holdings, Inc., Class A	32,283	2,602,010

Aerospace/Defense - Equipment — 2.0%
L3Harris Technologies, Inc.	47,687	10,081,509
Moog, Inc., Class A	56,265	4,571,531

		14,653,040

Agricultural Biotech — 0.3%
Corteva, Inc.	69,044	2,024,370

Agricultural Chemicals — 0.6%
Mosaic Co.	65,557	1,205,593
Nutrien, Ltd.	57,089	2,875,002

		4,080,595

Airlines — 1.1%
JetBlue Airways Corp.†	214,739	3,719,280
Southwest Airlines Co.	88,954	4,654,073

		8,373,353

Appliances — 0.2%
Whirlpool Corp.	10,807	1,503,146

Applications Software — 0.3%
CDK Global, Inc.	51,136	2,207,030

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	25,424	1,666,797

Auto/Truck Parts & Equipment - Original — 0.5%
Lear Corp.	9,767	1,096,443
WABCO Holdings, Inc.†	19,986	2,668,331

		3,764,774

Banks - Commercial — 4.9%
Atlantic Union Bankshares Corp.	96,121	3,470,929
BancorpSouth Bank	98,094	2,706,414
East West Bancorp, Inc.	98,661	4,057,927
First Midwest Bancorp, Inc.	159,732	3,066,854
IBERIABANK Corp.	52,283	3,607,004
Regions Financial Corp.	257,579	3,765,805
South State Corp.	42,642	3,137,598
Synovus Financial Corp.	113,886	4,047,509
Western Alliance Bancorp	79,435	3,449,068
Zions Bancorp NA#	128,399	5,275,915

		36,585,023

Banks - Fiduciary — 0.2%
State Street Corp.	22,799	1,169,817

Banks - Super Regional — 3.2%
Comerica, Inc.	55,462	3,419,232
Fifth Third Bancorp	182,615	4,830,167
Huntington Bancshares, Inc.	432,766	5,734,149
KeyCorp	274,422	4,555,405
SunTrust Banks, Inc.	90,333	5,556,383

		24,095,336

Batteries/Battery Systems — 0.5%
EnerSys	71,497	4,003,832

Beverages - Non-alcoholic — 0.3%
Coca-Cola European Partners PLC	38,856	2,189,147

Broadcast Services/Program — 0.3%
Fox Corp., Class A	72,365	2,400,347

Security Description	Shares	Value (Note 2)

Building & Construction Products - Misc. — 1.0%
Fortune Brands Home & Security, Inc.	96,259	$4,914,984
Owens Corning	37,516	2,151,918

		7,066,902

Building Products - Cement — 0.5%
Buzzi Unicem SpA#	130,837	2,744,353
Eagle Materials, Inc.	12,615	1,062,057

		3,806,410

Building Products - Doors & Windows — 0.8%
JELD-WEN Holding, Inc.†	145,851	2,517,388
Sanwa Holdings Corp.	287,726	3,201,319

		5,718,707

Building Products - Wood — 0.2%
Masco Corp.	40,517	1,650,257

Building - Heavy Construction — 0.2%
Granite Construction, Inc.	54,045	1,537,040

Building - Residential/Commercial — 0.9%
Lennar Corp., Class A	134,336	6,851,136

Cable/Satellite TV — 0.6%
Altice USA, Inc., Class A†	82,680	2,387,798
Liberty Global PLC, Class C†	66,541	1,738,051

		4,125,849

Capacitors — 0.3%
KEMET Corp.	134,931	2,260,094

Casino Hotels — 0.2%
Las Vegas Sands Corp.	26,517	1,470,898

Cellular Telecom — 0.5%
Millicom International Cellular SA SDR	78,225	3,985,114

Chemicals - Diversified — 2.3%
Celanese Corp.	55,781	6,323,892
FMC Corp.	120,785	10,427,369

		16,751,261

Chemicals - Specialty — 0.5%
Cabot Corp.	98,040	3,921,600

Commercial Services - Finance — 0.8%
Global Payments, Inc.	16,915	2,807,552
Moody’s Corp.	13,736	2,961,207

		5,768,759

Computer Services — 2.6%
Amdocs, Ltd.	98,116	6,352,030
Leidos Holdings, Inc.	120,841	10,556,670
Science Applications International Corp.	30,531	2,687,033

		19,595,733

Computer Software — 0.6%
SS&C Technologies Holdings, Inc.	90,657	4,225,523

Computers — 0.2%
Hewlett Packard Enterprise Co.	116,437	1,609,159

Computers - Memory Devices — 0.2%
Western Digital Corp.	19,761	1,131,712

Computers - Other — 0.7%
Lumentum Holdings, Inc.†	86,703	4,834,559

Containers - Metal/Glass — 0.2%
Crown Holdings, Inc.†	18,252	1,201,712

63

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Containers - Paper/Plastic — 0.3%
Graphic Packaging Holding Co.	153,767	$2,123,522

Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	52,561	2,667,471

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	47,903	6,525,347

Diagnostic Equipment — 0.2%
Avantor, Inc.†	88,126	1,542,205

Dialysis Centers — 0.1%
DaVita, Inc.†	17,581	991,041

Disposable Medical Products — 0.5%
STERIS PLC	25,189	3,889,182

Distribution/Wholesale — 1.0%
HD Supply Holdings, Inc.†	79,180	3,080,894
IAA, Inc.†	52,911	2,584,702
KAR Auction Services, Inc.#	34,782	923,810
WESCO International, Inc.†	24,012	1,082,461

		7,671,867

Diversified Manufacturing Operations — 1.7%
Eaton Corp. PLC	45,336	3,659,522
Ingersoll-Rand PLC	12,278	1,486,743
ITT, Inc.	48,110	2,738,421
Parker-Hannifin Corp.	21,563	3,574,499
Textron, Inc.	25,702	1,156,590

		12,615,775

E-Commerce/Products — 0.6%
eBay, Inc.	104,061	4,192,618

E-Commerce/Services — 0.7%
Expedia Group, Inc.	39,047	5,080,015

Electric Products - Misc. — 0.8%
AMETEK, Inc.	70,875	6,090,289

Electric - Integrated — 5.2%
Alliant Energy Corp.	126,801	6,650,712
American Electric Power Co., Inc.	23,771	2,166,727
DTE Energy Co.	41,131	5,333,045
Edison International	46,076	3,329,912
Entergy Corp.	45,809	5,169,088
Evergy, Inc.	91,639	5,956,535
FirstEnergy Corp.	58,925	2,710,550
Pinnacle West Capital Corp.	14,063	1,340,345
Xcel Energy, Inc.	90,535	5,814,158

		38,471,072

Electronic Components - Misc. — 0.7%
Flex, Ltd.†	141,708	1,364,648
Gentex Corp.	46,615	1,239,959
Sensata Technologies Holding PLC†	63,043	2,873,500

		5,478,107

Electronic Components - Semiconductors — 1.0%
Marvell Technology Group, Ltd.#	73,105	1,752,327
Qorvo, Inc.†	38,706	2,764,770
Silicon Motion Technology Corp. ADR	96,450	3,112,441

		7,629,538

Electronic Connectors — 0.9%
TE Connectivity, Ltd.	69,999	6,385,309

Electronic Measurement Instruments — 0.7%
Itron, Inc.†	70,029	4,863,514

Security Description	Shares	Value (Note 2)

Electronic Parts Distribution — 0.9%
Arrow Electronics, Inc.†	100,099	$6,926,851

Entertainment Software — 1.0%
Activision Blizzard, Inc.	56,575	2,862,695
Electronic Arts, Inc.†	11,783	1,103,831
NetEase, Inc. ADR	7,025	1,791,375
Take-Two Interactive Software, Inc.†	10,472	1,381,990

		7,139,891

Finance - Consumer Loans — 0.9%
SLM Corp.	594,835	5,020,407
Synchrony Financial	51,401	1,647,402

		6,667,809

Finance - Credit Card — 1.1%
Alliance Data Systems Corp.	9,480	1,165,566
Discover Financial Services	83,800	6,701,486

		7,867,052

Finance - Investment Banker/Broker — 1.3%
E*TRADE Financial Corp.	101,645	4,242,662
TD Ameritrade Holding Corp.	126,854	5,633,586

		9,876,248

Finance - Leasing Companies — 0.2%
Air Lease Corp.	32,607	1,354,495

Food - Meat Products — 0.3%
Tyson Foods, Inc., Class A	23,659	2,201,233

Food - Misc./Diversified — 0.7%
Nomad Foods, Ltd.†	138,444	2,789,646
Post Holdings, Inc.†	27,120	2,703,593

		5,493,239

Food - Wholesale/Distribution — 0.8%
US Foods Holding Corp.†	151,598	6,132,139

Footwear & Related Apparel — 0.5%
Steven Madden, Ltd.	119,703	3,976,534

Gas - Distribution — 1.0%
UGI Corp.	155,060	7,546,770

Hazardous Waste Disposal — 0.8%
Clean Harbors, Inc.†	84,438	6,210,415

Hotels/Motels — 0.5%
Wyndham Destinations, Inc.	48,444	2,148,007
Wyndham Hotels & Resorts, Inc.	32,367	1,663,016

		3,811,023

Human Resources — 0.7%
ManpowerGroup, Inc.	26,265	2,146,901
Robert Half International, Inc.	51,408	2,748,786

		4,895,687

Independent Power Producers — 0.2%
Vistra Energy Corp.	67,716	1,689,514

Industrial Automated/Robotic — 0.5%
Ichor Holdings, Ltd.†	158,054	3,360,228

Insurance Brokers — 1.2%
Aon PLC	32,961	6,422,451
Marsh & McLennan Cos., Inc.	25,423	2,539,503

		8,961,954

Insurance - Life/Health — 0.9%
CNO Financial Group, Inc.	320,997	4,648,037
Globe Life, Inc.	22,128	1,975,145

		6,623,182

64

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Multi-line — 2.0%
Allstate Corp.	48,989	$5,015,984
Assurant, Inc.	55,520	6,828,960
Kemper Corp.	11,772	816,365
Loews Corp.	50,661	2,435,274

		15,096,583

Insurance - Property/Casualty — 3.5%
Alleghany Corp.†	11,651	8,730,211
Hanover Insurance Group, Inc.	45,104	6,005,598
Lancashire Holdings, Ltd.	440,697	3,651,794
Travelers Cos., Inc.	22,050	3,240,468
WR Berkley Corp.	58,177	4,145,111

		25,773,182

Insurance - Reinsurance — 2.2%
Everest Re Group, Ltd.	13,255	3,126,589
Reinsurance Group of America, Inc.	85,343	13,140,262

		16,266,851

Investment Management/Advisor Services — 0.2%
Raymond James Financial, Inc.	22,294	1,750,302

Lasers - System/Components — 0.6%
Coherent, Inc.†#	33,050	4,790,928

Machinery - Pumps — 1.7%
Curtiss-Wright Corp.	17,796	2,182,501
Dover Corp.	63,032	5,908,620
SPX FLOW, Inc.†	126,496	4,264,180

		12,355,301

Medical Information Systems — 0.2%
Change Healthcare, Inc.†	118,707	1,665,459

Medical Instruments — 0.3%
Boston Scientific Corp.†	53,709	2,294,986

Medical Labs & Testing Services — 1.5%
ICON PLC†	24,523	3,781,202
IQVIA Holdings, Inc.†	24,460	3,794,969
Laboratory Corp. of America Holdings†	20,404	3,418,894

		10,995,065

Medical Products — 1.4%
Hill-Rom Holdings, Inc.	57,773	6,220,997
Zimmer Biomet Holdings, Inc.	29,652	4,127,558

		10,348,555

Medical - Drugs — 0.3%
Jazz Pharmaceuticals PLC†	16,188	2,074,492

Medical - HMO — 1.0%
Centene Corp.†	56,478	2,633,004
Humana, Inc.	11,764	3,331,682
Molina Healthcare, Inc.†	9,906	1,290,554

		7,255,240

Medical - Hospitals — 0.8%
Acadia Healthcare Co., Inc.†#	96,205	2,545,584
Universal Health Services, Inc., Class B	23,522	3,400,811

		5,946,395

Medical - Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	36,358	2,991,173
McKesson Corp.	23,061	3,188,644

		6,179,817

Metal Processors & Fabrication — 0.0%
Timken Co.	6,764	271,778

Security Description	Shares	Value (Note 2)

Motion Pictures & Services — 0.4%
IMAX Corp.†	145,923	$3,052,709

Office Automation & Equipment — 0.2%
Xerox Holdings Corp.	48,106	1,394,593

Office Supplies & Forms — 0.5%
Avery Dennison Corp.	33,614	3,884,770

Oil Companies - Exploration & Production — 3.4%
Cimarex Energy Co.	37,100	1,587,138
Diamondback Energy, Inc.	74,055	7,263,314
Encana Corp.	612,739	2,720,561
Marathon Oil Corp.	100,156	1,185,847
Noble Energy, Inc.	290,614	6,562,064
Pioneer Natural Resources Co.	12,589	1,553,734
Viper Energy Partners LP	73,115	2,118,142
WPX Energy, Inc.†	187,059	2,012,755

		25,003,555

Oil Refining & Marketing — 1.1%
Delek US Holdings, Inc.	81,300	2,662,575
Marathon Petroleum Corp.	43,326	2,132,073
Valero Energy Corp.	44,373	3,340,399

		8,135,047

Oil - Field Services — 0.2%
Apergy Corp.†	55,864	1,451,347

Physical Therapy/Rehabilitation Centers — 0.6%
Encompass Health Corp.	68,203	4,146,060

Power Converter/Supply Equipment — 0.5%
Hubbell, Inc.	28,434	3,728,835

Publishing - Newspapers — 0.4%
TEGNA, Inc.	190,999	2,733,196

Real Estate Investment Trusts — 10.5%
American Assets Trust, Inc.	33,359	1,563,203
American Homes 4 Rent, Class A	90,052	2,303,530
Boston Properties, Inc.	45,144	5,797,392
Brixmor Property Group, Inc.	262,816	4,843,699
Corporate Office Properties Trust	166,356	4,806,025
Douglas Emmett, Inc.	83,474	3,522,603
Duke Realty Corp.	119,042	3,960,527
Equity LifeStyle Properties, Inc.	21,003	2,829,524
Equity Residential	66,644	5,648,745
First Industrial Realty Trust, Inc.	93,608	3,646,032
Gaming and Leisure Properties, Inc.	124,763	4,880,729
Highwoods Properties, Inc.	109,998	4,753,014
Kilroy Realty Corp.	28,503	2,219,244
Life Storage, Inc.	41,194	4,364,916
Park Hotels & Resorts, Inc.	93,550	2,203,102
Physicians Realty Trust	265,826	4,604,106
Prologis, Inc.	51,303	4,289,957
Regency Centers Corp.	61,101	3,941,625
Retail Properties of America, Inc., Class A	109,236	1,240,921
SL Green Realty Corp.	26,539	2,128,959
STORE Capital Corp.	127,460	4,812,890

		78,360,743

Retail - Apparel/Shoe — 0.3%
Ross Stores, Inc.	24,373	2,583,782

Retail - Auto Parts — 0.3%
AutoZone, Inc.†	2,067	2,277,193

Retail - Discount — 0.2%
Dollar Tree, Inc.†	12,993	1,319,179

65

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts — 0.6%
Sterling Bancorp	219,615	$4,188,058

Semiconductor Components - Integrated Circuits — 0.4%
NXP Semiconductors NV	30,101	3,074,516

Semiconductor Equipment — 1.1%
Axcelis Technologies, Inc.†	120,566	1,845,865
KLA Corp.	24,524	3,627,100
MKS Instruments, Inc.	37,778	2,957,640

		8,430,605

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	11,955	2,498,595

Steel - Producers — 1.7%
Carpenter Technology Corp.	105,861	5,149,079
Commercial Metals Co.	135,453	2,122,548
Reliance Steel & Aluminum Co.	57,721	5,612,213

		12,883,840

Theaters — 0.4%
Cinemark Holdings, Inc.	83,981	3,204,715

Transport - Rail — 0.6%
Kansas City Southern	37,134	4,671,457

Transport - Services — 0.2%
C.H. Robinson Worldwide, Inc.#	21,207	1,791,779

Transport - Truck — 0.3%
Knight-Swift Transportation Holdings, Inc.#	74,818	2,554,287

Total Long-Term Investment Securities
(cost $683,962,000)		731,497,280

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
State Street Institutional Liquid Reserves Fund, Administration Class 1.94%(2) (cost $6,954,414)	6,953,678	6,954,374

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount of $5,807,271 collateralized by $5,790,000 of United States Treasury Notes, bearing interest at 2.38% due 05/15/2022 and having an approximate value of $5,981,904 (cost $5,807,000)	$5,807,000	$5,807,000

TOTAL INVESTMENTS
(cost $696,723,414)(1)	100.1%	744,258,654
Liabilities in excess of other assets	(0.1)	(798,460)

NET ASSETS	100.0%	$743,460,194

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At August 31, 2019, the Fund had loaned securities with a total value of $13,947,165. This was secured by collateral of $14,407,946 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	$1,144,930
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	13,263,016

(1)	See Note 5 for cost of investments on a tax basis.
(2)	The rate shown is the 7-day yield as of August 31, 2019

ADR—American Depositary Receipt

SDR—Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$731,497,280	$—	$—	$731,497,280
Short-Term Investment Securities	6,954,374	—	—	6,954,374
Repurchase Agreements	—	5,807,000	—	5,807,000

Total Investments at Value	$738,451,654	$5,807,000	$—	$744,258,654

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

66

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	45.7%
Domestic Fixed Income Investment Companies	36.1
International Equity Investment Companies	8.6
International Fixed Income Investment Companies	3.6
Domestic Money Market Investment Companies	3.5
Real Estate Investment Companies	2.5

100.0%

*	Calculated as a percentage of net assets

67

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 45.7%
VALIC Co. I Blue Chip Growth Fund	1,517	$30,820
VALIC Co. I Dividend Value Fund	4,014,981	45,329,140
VALIC Co. I Large Cap Core Fund	840,846	9,905,165
VALIC Co. I Large Capital Growth Fund	909,755	15,547,719
VALIC Co. I Mid Cap Index Fund	1,153,228	28,277,158
VALIC Co. I Mid Cap Strategic Growth Fund	709,533	11,806,637
VALIC Co. I Nasdaq-100 Index Fund	1,296,539	19,720,362
VALIC Co. I Science & Technology Fund	1,066,979	29,982,119
VALIC Co. I Small Cap Index Fund	663,011	12,716,553
VALIC Co. I Small Cap Special Values Fund	506,668	5,791,218
VALIC Co. I Stock Index Fund	2,370,552	99,349,844
VALIC Co. I Value Fund	980,365	17,950,475
VALIC Co. II Capital Appreciation Fund	1,781,353	26,524,340
VALIC Co. II Large Cap Value Fund	2,623,905	52,766,723
VALIC Co. II Mid Cap Growth Fund	1,047,249	11,017,055
VALIC Co. II Mid Cap Value Fund	1,725,278	29,657,521
VALIC Co. II Small Cap Growth Fund	451,146	7,619,859
VALIC Co. II Small Cap Value Fund	604,602	6,505,520

Total Domestic Equity Investment Companies
(cost $432,538,138)		430,498,228

Domestic Fixed Income Investment Companies — 36.1%
VALIC Co. I Capital Conservation Fund	3,155,937	32,474,594
VALIC Co. I Government Securities Fund	1,332,004	14,572,123
VALIC Co. I Inflation Protected Fund	4,006,454	45,753,708
VALIC Co. II Core Bond Fund	10,043,239	115,798,540
VALIC Co. II High Yield Bond Fund	5,707,171	43,716,930
VALIC Co. II Strategic Bond Fund	7,809,436	88,637,096

Total Domestic Fixed Income Investment Companies
(cost $327,980,963)		340,952,991

Domestic Money Market Investment Companies — 3.5%
VALIC Co. I Government Money Market I Fund
(cost $33,377,212)(3)	33,377,212	33,377,212

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 8.6%
VALIC Co. I Emerging Economies Fund	3,447,540	$26,580,537
VALIC Co. I International Equities Index Fund	711,885	4,869,295
VALIC Co. I International Growth Fund	483,346	5,659,987
VALIC Co. I International Value Fund	2,772,738	24,954,645
VALIC Co. II International Opportunities Fund	1,022,946	18,863,130

Total International Equity Investment Companies
(cost $86,016,374)		80,927,594

International Fixed Income Investment Companies — 3.6%
VALIC Co. I International Government Bond Fund
(cost $32,470,710)	2,762,608	34,228,713

Real Estate Investment Companies — 2.5%
VALIC Co. I Global Real Estate Fund
(cost $21,725,351)	2,812,106	23,509,206

TOTAL INVESTMENTS
(cost $934,108,748)(2)	100.0%	943,493,944
Liabilities in excess of other assets	(0.0)	(182,638)

NET ASSETS	100.0%	$943,311,306

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com

(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The 7-day yield as of August 31, 2019 is 1.60%.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$943,493,944	$—	$—	$943,493,944

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

68

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	8.4%
Medical — Drugs	4.6
Enterprise Software/Service	4.4
Electronic Components — Semiconductors	4.3
Registered Investment Companies	3.4
Distribution/Wholesale	3.1
Building & Construction Products — Misc.	2.9
Semiconductor Equipment	2.8
Food — Wholesale/Distribution	2.8
Real Estate Investment Trusts	2.7
Medical Products	2.7
Computer Software	2.6
Retail — Automobile	2.3
Banks — Commercial	2.0
Applications Software	2.0
Internet Application Software	2.0
Power Converter/Supply Equipment	1.9
Medical Labs & Testing Services	1.7
Computer Data Security	1.7
Transport — Truck	1.7
Retail — Vision Service Center	1.6
Medical — Outpatient/Home Medical	1.5
Machinery — General Industrial	1.5
Schools	1.5
Tools — Hand Held	1.5
Patient Monitoring Equipment	1.5
Miscellaneous Manufacturing	1.5
Web Hosting/Design	1.3
Steel Pipe & Tube	1.3
Casino Hotels	1.3
Retail — Pet Food & Supplies	1.3
Advanced Materials	1.3
Internet Security	1.2
Publishing — Newspapers	1.2
Finance — Investment Banker/Broker	1.2
Diversified Manufacturing Operations	1.1
Retail — Restaurants	1.1
Telecom Equipment — Fiber Optics	1.1
Footwear & Related Apparel	1.1
Television	1.1
Recreational Centers	1.0
Machinery — Pumps	1.0
Drug Delivery Systems	0.9
Therapeutics	0.9
Computer Services	0.9
Gambling (Non-Hotel)	0.8
Retail — Misc./Diversified	0.8
Building — Mobile Home/Manufactured Housing	0.8
Athletic Equipment	0.8
Retail — Discount	0.7
Electric Products — Misc.	0.7
Building — Residential/Commercial	0.6
Medical — Hospitals	0.6
Security Services	0.6
Entertainment Software	0.6
E-Commerce/Products	0.5
Internet Telephone	0.5
Transport — Marine	0.5
Retail — Apparel/Shoe	0.5
Chemicals — Specialty	0.5
Wireless Equipment	0.5
Machinery — Construction & Mining	0.4
Advertising Services	0.4
Diagnostic Equipment	0.3
Investment Companies	0.3
Insurance Brokers	0.3
Oil Companies — Exploration & Production	0.2

102.8%

*	Calculated as a percentage of net assets

69

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Advanced Materials — 1.3%
Hexcel Corp.	28,632	$2,409,383

Advertising Services — 0.4%
Trade Desk, Inc., Class A†	3,142	772,209

Applications Software — 2.0%
HubSpot, Inc.†	7,844	1,566,290
Medallia, Inc.†	11,348	404,216
Smartsheet, Inc., Class A†	37,084	1,802,282

		3,772,788

Athletic Equipment — 0.8%
Fox Factory Holding Corp.†	20,926	1,507,509

Banks - Commercial — 2.0%
First Financial Bankshares, Inc.#	49,908	1,528,183
Signature Bank	11,299	1,318,028
Webster Financial Corp.	20,756	929,039

		3,775,250

Building & Construction Products - Misc. — 2.9%
Simpson Manufacturing Co., Inc.	39,625	2,543,925
Trex Co., Inc.†#	35,768	3,059,237

		5,603,162

Building - Mobile Home/Manufactured Housing — 0.8%
Winnebago Industries, Inc.#	48,527	1,553,834

Building - Residential/Commercial — 0.6%
TRI Pointe Group, Inc.†#	87,978	1,231,692

Casino Hotels — 1.3%
Boyd Gaming Corp.	104,502	2,512,228

Chemicals - Specialty — 0.5%
Ferro Corp.†	86,767	884,156

Computer Data Security — 1.7%
CyberArk Software, Ltd.†	14,236	1,599,272
Zscaler, Inc.†	24,503	1,684,336

		3,283,608

Computer Services — 0.9%
Elastic NV†#	18,720	1,645,301

Computer Software — 2.6%
Dynatrace, Inc.†	33,053	759,558
Envestnet, Inc.†	48,295	2,762,957
MongoDB, Inc.†#	9,214	1,403,384

		4,925,899

Diagnostic Equipment — 0.3%
Adaptive Biotechnologies Corp.†	12,081	614,319

Distribution/Wholesale — 3.1%
H&E Equipment Services, Inc.	53,013	1,287,685
Pool Corp.	12,018	2,360,095
SiteOne Landscape Supply, Inc.†#	30,079	2,352,178

		5,999,958

Diversified Manufacturing Operations — 1.1%
ITT, Inc.	38,291	2,179,524

Drug Delivery Systems — 0.9%
Heron Therapeutics, Inc.†#	52,404	970,522
Revance Therapeutics, Inc.†	69,850	740,410

		1,710,932

E-Commerce/Products — 0.5%
Farfetch, Ltd., Class A†#	83,549	817,109
RealReal, Inc.†#	18,094	236,489

		1,053,598

Security Description	Shares	Value (Note 2)

Electric Products - Misc. — 0.7%
Littelfuse, Inc.	9,089	$1,418,520

Electronic Components - Semiconductors — 4.3%
Inphi Corp.†	51,414	3,146,023
Monolithic Power Systems, Inc.	20,661	3,110,720
Semtech Corp.†	49,157	2,063,119

		8,319,862

Enterprise Software/Service — 4.4%
Coupa Software, Inc.†#	10,160	1,411,529
Evolent Health, Inc., Class A†	96,480	662,818
ManTech International Corp., Class A	41,689	2,929,903
New Relic, Inc.†	9,098	521,679
Pluralsight, Inc., Class A†#	62,822	1,011,434
SailPoint Technologies Holding, Inc.†	84,899	1,912,774

		8,450,137

Entertainment Software — 0.6%
Glu Mobile, Inc.†	132,005	586,102
Sciplay Corp., Class A†	53,054	504,544

		1,090,646

Finance - Investment Banker/Broker — 1.2%
Evercore, Inc., Class A	27,847	2,221,077

Food - Wholesale/Distribution — 2.8%
Grocery Outlet Holding Corp.†	24,145	976,665
Performance Food Group Co.†	94,485	4,420,953

		5,397,618

Footwear & Related Apparel — 1.1%
Wolverine World Wide, Inc.	80,036	2,076,934

Gambling (Non-Hotel) — 0.8%
Red Rock Resorts, Inc., Class A	75,233	1,568,608

Insurance Brokers — 0.3%
eHealth, Inc.†	5,942	495,028

Internet Application Software — 2.0%
Anaplan, Inc.†	43,549	2,366,017
Zendesk, Inc.†	17,538	1,406,548

		3,772,565

Internet Security — 1.2%
Proofpoint, Inc.†	20,616	2,342,184

Internet Telephone — 0.5%
RingCentral, Inc., Class A†	7,292	1,029,120

Investment Companies — 0.3%
PennantPark Investment Corp.	87,637	552,989

Machinery - Construction & Mining — 0.4%
Oshkosh Corp.	11,200	787,024

Machinery - General Industrial — 1.5%
Applied Industrial Technologies, Inc.	27,915	1,490,382
Chart Industries, Inc.†	22,450	1,410,758

		2,901,140

Machinery - Pumps — 1.0%
Graco, Inc.	42,620	1,942,193

Medical Labs & Testing Services — 1.7%
Personalis, Inc.†	20,788	402,248
Teladoc Health, Inc.†#	49,998	2,893,884

		3,296,132

Medical Products — 2.7%
iRhythm Technologies, Inc.†	28,875	2,197,965

70

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products (continued)
Nevro Corp.†	30,692	$2,569,841
Shockwave Medical, Inc.†#	11,884	497,346

		5,265,152

Medical - Biomedical/Gene — 8.4%
ACADIA Pharmaceuticals, Inc.†#	34,523	954,906
Adverum Biotechnologies, Inc.†	39,103	403,934
Atara Biotherapeutics, Inc.†#	60,028	810,378
Avrobio, Inc.†	54,689	1,065,342
Biohaven Pharmaceutical Holding Co., Ltd.†	40,153	1,573,596
Bridgebio Pharma, Inc.†#	15,354	467,990
FibroGen, Inc.†	48,902	2,183,963
Halozyme Therapeutics, Inc.†	131,979	2,180,293
Homology Medicines, Inc.†#	56,555	1,069,455
Intercept Pharmaceuticals, Inc.†#	17,108	1,097,991
REGENXBIO, Inc.†#	29,913	1,031,699
Rubius Therapeutics, Inc.†#	29,199	270,967
Sage Therapeutics, Inc.†#	6,222	1,068,131
Spark Therapeutics, Inc.†	2,838	276,450
Twist Bioscience Corp.†	58,498	1,698,197

		16,153,292

Medical - Drugs — 4.6%
Clementia Pharmaceuticals, Inc. CVR†(1)	70,624	0
Coherus Biosciences, Inc.†#	100,919	2,239,393
Global Blood Therapeutics, Inc.†#	11,160	513,137
Horizon Therapeutics PLC†	105,326	2,910,157
Optinose, Inc.†#	72,237	553,335
TherapeuticsMD, Inc.†#	306,020	884,398
Tricida, Inc.†#	47,381	1,653,123

		8,753,543

Medical - Hospitals — 0.6%
Acadia Healthcare Co., Inc.†#	46,065	1,218,880

Medical - Outpatient/Home Medical — 1.5%
Amedisys, Inc.†	22,832	2,938,707

Miscellaneous Manufacturing — 1.5%
John Bean Technologies Corp.	27,627	2,826,795

Oil Companies - Exploration & Production — 0.2%
Centennial Resource Development, Inc., Class A†	75,747	365,100

Patient Monitoring Equipment — 1.5%
Insulet Corp.†#	18,412	2,838,578

Power Converter/Supply Equipment — 1.9%
Generac Holdings, Inc.†	47,531	3,706,943

Publishing - Newspapers — 1.2%
New York Times Co., Class A	79,290	2,315,268

Real Estate Investment Trusts — 2.7%
CubeSmart	35,189	1,262,933
EastGroup Properties, Inc.	12,220	1,521,635
National Health Investors, Inc.	13,820	1,146,507
Terreno Realty Corp.	26,752	1,352,581

		5,283,656

Recreational Centers — 1.0%
Planet Fitness, Inc., Class A†	28,220	1,992,614

Retail - Apparel/Shoe — 0.5%
American Eagle Outfitters, Inc.	54,761	921,080

Retail - Automobile — 2.3%
Lithia Motors, Inc., Class A#	18,651	2,444,587
Rush Enterprises, Inc., Class A	56,774	2,050,109

		4,494,696

Security Description	Shares	Value (Note 2)

Retail - Discount — 0.7%
Ollie’s Bargain Outlet Holdings, Inc.†	25,868	$1,434,381

Retail - Misc./Diversified — 0.8%
Hudson, Ltd., Class A†	143,793	1,560,154

Retail - Pet Food & Supplies — 1.3%
Freshpet, Inc.†	50,967	2,501,460

Retail - Restaurants — 1.1%
Texas Roadhouse, Inc.	42,073	2,165,077

Retail - Vision Service Center — 1.6%
National Vision Holdings, Inc.†	109,399	3,102,556

Schools — 1.5%
Bright Horizons Family Solutions, Inc.†	17,521	2,891,841

Security Services — 0.6%
Brink’s Co.	16,028	1,206,107

Semiconductor Equipment — 2.8%
Entegris, Inc.	65,134	2,789,689
MKS Instruments, Inc.	33,761	2,643,149

		5,432,838

Steel Pipe & Tube — 1.3%
Advanced Drainage Systems, Inc.	80,540	2,528,151

Telecom Equipment - Fiber Optics — 1.1%
Ciena Corp.†	52,413	2,145,264

Television — 1.1%
World Wrestling Entertainment, Inc., Class A#	28,737	2,052,684

Therapeutics — 0.9%
G1 Therapeutics, Inc.†#	45,637	1,656,623

Tools - Hand Held — 1.5%
MSA Safety, Inc.	27,002	2,852,221

Transport - Marine — 0.5%
Kirby Corp.†	12,554	923,849

Transport - Truck — 1.7%
Saia, Inc.†	37,587	3,215,192

Web Hosting/Design — 1.3%
Wix.com, Ltd.†	18,127	2,542,312

Wireless Equipment — 0.5%
PagerDuty, Inc.†#	22,277	874,818

Total Long-Term Investment Securities
(cost $179,249,520)		191,256,959

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(2)(3) (cost $6,431,724)	6,431,724	6,431,724

TOTAL INVESTMENTS
(cost $185,681,244)(4)	102.8%	197,688,683
Liabilities in excess of other assets	(2.8)	(5,347,460)

NET ASSETS	100.0%	$192,341,223

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

At August 31, 2019, the Fund had loaned securities with a total value of $33,019,784. This was secured by collateral of $6,431,724, which was received in cash and subsequently invested in short-term investments currently valued at $6,431,724 as reported in the Portfolio of Investments. Additional collateral of $27,425,059 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

71

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
Federal National Mtg. Assoc.	3.50% to 3.50%	12/01/2047 to 12/01/2047	$144,092
United States Treasury Bills	0.00%	09/12/2019 to 01/16/2020	5,326,938
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	21,954,029

(3)	The rate shown is the 7-day yield as of August 31, 2019.
(4)	See Note 5 for cost of investments on a tax basis.

CVR — Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Medical-Drugs	$8,753,543	$—	$0	$8,753,543
Other Industries	182,503,416	—	—	182,503,416
Short-Term Investment Securities	6,431,724	—	—	6,431,724

Total Investments at Value	$197,688,683	$—	$0	$197,688,683

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

72

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

Banks — Commercial	16.1%
Real Estate Investment Trusts	12.4
Savings & Loans/Thrifts	3.5
Electric — Integrated	2.7
Repurchase Agreements	2.3
Consulting Services	2.3
Electronic Components — Semiconductors	2.3
Building — Residential/Commercial	2.2
Gas — Distribution	2.0
Oil — Field Services	1.7
Coal	1.7
Electronic Components — Misc.	1.4
Building & Construction — Misc.	1.4
Electronic Parts Distribution	1.3
Oil Refining & Marketing	1.3
Medical — Biomedical/Gene	1.3
Auto/Truck Parts & Equipment — Original	1.2
Building & Construction Products — Misc.	1.2
Financial Guarantee Insurance	1.2
Independent Power Producers	1.2
Medical — HMO	1.2
Registered Investment Companies	1.1
Oil Companies — Exploration & Production	1.1
Distribution/Wholesale	1.0
Insurance — Property/Casualty	1.0
Human Resources	1.0
Engineering/R&D Services	1.0
Computer Services	0.9
Investment Management/Advisor Services	0.9
Energy — Alternate Sources	0.9
Television	0.9
Insurance — Reinsurance	0.8
Medical — Drugs	0.8
Insurance — Life/Health	0.8
Paper & Related Products	0.8
Office Supplies & Forms	0.8
Consumer Products — Misc.	0.7
Building — Maintenance & Services	0.7
Retail — Building Products	0.7
Transport — Truck	0.7
Poultry	0.7
Schools	0.7
Retail — Sporting Goods	0.7
Auto — Truck Trailers	0.7
Semiconductor Components — Integrated Circuits	0.6
Retail — Apparel/Shoe	0.6
Medical Information Systems	0.6
Rubber/Plastic Products	0.5
Building — Heavy Construction	0.5
Retail — Restaurants	0.5
Oil Field Machinery & Equipment	0.5
Dental Supplies & Equipment	0.5
Banks — Mortgage	0.4
Medical — Wholesale Drug Distribution	0.4
Finance — Mortgage Loan/Banker	0.4
Rental Auto/Equipment	0.4
Computer Software	0.4
Aerospace/Defense — Equipment	0.4
Transport — Services	0.4
Apparel Manufacturers	0.4
Audio/Video Products	0.4
Building Products — Wood	0.4
Food — Wholesale/Distribution	0.4
Chemicals — Specialty	0.3
Printing — Commercial	0.3
Cable/Satellite TV	0.3
Transactional Software	0.3
Retail — Automobile	0.3
Auto/Truck Parts & Equipment — Replacement	0.3

Computers — Other	0.3
Transport — Marine	0.3
Airlines	0.3
Metal Products — Distribution	0.3
Retail — Office Supplies	0.3
E-Commerce/Services	0.3
Diversified Manufacturing Operations	0.3
Retail — Bookstores	0.3
Machinery — Farming	0.2
Finance — Commercial	0.2
Data Processing/Management	0.2
Telecom Services	0.2
Water	0.2
Finance — Consumer Loans	0.2
Electric — Distribution	0.2
Publishing — Newspapers	0.2
Semiconductor Equipment	0.2
Electric — Generation	0.2
Commercial Services — Finance	0.2
Enterprise Software/Service	0.2
Machinery — General Industrial	0.2
Telecom Equipment — Fiber Optics	0.2
Electronic Measurement Instruments	0.2
Building Products — Doors & Windows	0.2
Power Converter/Supply Equipment	0.2
X-Ray Equipment	0.2
Private Equity	0.2
Linen Supply & Related Items	0.2
Steel — Producers	0.2
E-Services/Consulting	0.1
Capacitors	0.1
Broadcast Services/Program	0.1
Commercial Services	0.1
Publishing — Books	0.1
Industrial Automated/Robotic	0.1
Medical Imaging Systems	0.1
Office Furnishings — Original	0.1
Computers — Integrated Systems	0.1
Dialysis Centers	0.1
Finance — Leasing Companies	0.1
Retail — Jewelry	0.1
Theaters	0.1
Tobacco	0.1
E-Marketing/Info	0.1
Communications Software	0.1
Casino Hotels	0.1
Publishing — Periodicals	0.1
Pastoral & Agricultural	0.1
Networking Products	0.1
Machinery — Construction & Mining	0.1
Internet Content — Entertainment	0.1
Wire & Cable Products	0.1
Retail — Discount	0.1
Finance — Other Services	0.1
Home Furnishings	0.1

101.0%

*	Calculated as a percentage of net assets

73

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.6%
Advertising Sales — 0.0%
National CineMedia, Inc.	11,800	$96,760

Advertising Services — 0.0%
Fluent, Inc.†	34,800	103,704

Aerospace/Defense - Equipment — 0.4%
Moog, Inc., Class A	15,900	1,291,875

Airlines — 0.3%
SkyWest, Inc.	16,200	927,612

Apparel Manufacturers — 0.4%
Deckers Outdoor Corp.†	8,625	1,271,756

Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	2,700	38,259

Audio/Video Products — 0.4%
Sonos, Inc.†#	87,400	1,269,048

Auto - Truck Trailers — 0.7%
Wabash National Corp.	155,200	2,116,928

Auto/Truck Parts & Equipment - Original — 1.2%
Adient PLC	42,200	851,174
Cooper-Standard Holdings, Inc.†	900	33,696
Dana, Inc.	61,500	782,895
Gentherm, Inc.†	14,400	528,480
Meritor, Inc.†	58,700	987,334
Methode Electronics, Inc.	8,600	272,964
Modine Manufacturing Co.†	4,400	44,924
Tower International, Inc.	12,900	398,997

		3,900,464

Auto/Truck Parts & Equipment - Replacement — 0.3%
Commercial Vehicle Group, Inc.†	40,600	257,810
Douglas Dynamics, Inc.	17,200	718,272

		976,082

Banks - Commercial — 16.1%
1st Source Corp.	13,620	604,319
Amalgamated Bank, Class A	2,700	43,335
American National Bankshares, Inc.	700	23,940
Ameris Bancorp	22,400	788,256
Atlantic Union Bankshares Corp.	1,000	36,110
BancFirst Corp.	14,280	767,836
Bancorp, Inc.†	69,000	629,970
BancorpSouth Bank	8,800	242,792
Bank of Commerce Holdings	2,700	27,000
Bank of N.T. Butterfield & Son, Ltd.	12,000	330,720
Banner Corp.	9,300	501,363
Bridgewater Bancshares, Inc.†	5,700	63,441
Bryn Mawr Bank Corp.	3,500	119,350
Cadence BanCorp	1,900	29,203
Cathay General Bancorp	29,590	982,092
Central Pacific Financial Corp.	50,900	1,416,038
Central Valley Community Bancorp	5,600	109,648
Century Bancorp, Inc., Class A	418	33,858
Chemung Financial Corp.	700	28,133
Citizens & Northern Corp.	2,200	52,184
City Holding Co.	12,800	951,680
Columbia Banking System, Inc.	16,600	572,866
Community Bank System, Inc.	15,480	944,125
Community Trust Bancorp, Inc.	18,618	724,240
ConnectOne Bancorp, Inc.	25,700	526,336
Customers Bancorp, Inc.†	57,100	1,078,619
East West Bancorp, Inc.	5,773	237,443
Enterprise Financial Services Corp.	24,100	950,022
Farmers National Banc Corp.	10,200	137,700
Financial Institutions, Inc.	23,900	694,534

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Bancorp	7,700	$271,194
First BanCorp./Puerto Rico	304,200	2,914,236
First Business Financial Services, Inc.	6,200	139,810
First Citizens BancShares, Inc., Class A	1,640	729,144
First Commonwealth Financial Corp.	120,600	1,491,822
First Community Bankshares, Inc.	6,900	219,489
First Financial Corp.	8,600	349,160
First Hawaiian, Inc.	16,400	421,480
First Interstate BancSystem, Inc., Class A	11,270	439,530
Franklin Financial Network, Inc.	1,700	49,181
Fulton Financial Corp.	19,800	315,810
Glacier Bancorp, Inc.	24,100	956,529
Great Southern Bancorp, Inc.	10,900	614,106
Great Western Bancorp, Inc.	11,600	346,028
Hancock Whitney Corp.	44,721	1,570,154
Hanmi Financial Corp.	47,800	856,098
Heartland Financial USA, Inc.	9,300	406,689
Heritage Commerce Corp.	6,200	71,858
Hilltop Holdings, Inc.	45,400	1,078,250
Home BancShares, Inc.	43,800	776,136
HomeStreet, Inc.†	7,300	192,501
Hope Bancorp, Inc.	72,927	977,951
IBERIABANK Corp.	24,000	1,655,760
Independent Bank Corp./Michigan	21,900	425,517
Lakeland Financial Corp.	4,770	201,914
LCNB Corp.	5,700	95,589
Luther Burbank Corp.	23,600	246,856
Mercantile Bank Corp.	2,200	67,694
Midland States Bancorp, Inc.	3,400	87,618
Northrim BanCorp, Inc.	2,800	101,360
OFG Bancorp	55,300	1,134,756
Old Second Bancorp, Inc.	11,400	134,406
Orrstown Financial Services, Inc.	4,200	89,628
Pacific Mercantile Bancorp†	10,700	81,320
PacWest Bancorp	5,335	181,817
Peoples Bancorp, Inc.	13,500	414,585
Preferred Bank	2,000	99,920
Premier Financial Bancorp, Inc.	2,125	32,938
Republic Bancorp, Inc., Class A	4,600	195,270
S&T Bancorp, Inc.	2,480	84,866
SB One Bancorp	5,000	111,600
Shore Bancshares, Inc.	2,700	41,472
Sierra Bancorp	3,900	96,096
Simmons First National Corp., Class A	4,078	97,872
South State Corp.	18,770	1,381,097
Stock Yards Bancorp, Inc.	2,150	78,045
Tompkins Financial Corp.	2,548	201,547
TriCo Bancshares	24,600	869,856
TriState Capital Holdings, Inc.†	5,600	110,600
Trustmark Corp.	65,500	2,140,540
UMB Financial Corp.	25,260	1,574,203
Umpqua Holdings Corp.	102,214	1,605,782
United Bankshares, Inc.	55,700	2,054,216
United Community Banks, Inc.	50,900	1,344,269
Veritex Holdings, Inc.	32,222	760,439
Washington Trust Bancorp, Inc.	4,280	198,592
Webster Financial Corp.	12,700	568,452
West Bancorporation, Inc.	4,330	90,237
Westamerica Bancorporation	34,324	2,114,702
Wintrust Financial Corp.	18,100	1,137,223

		50,742,963

Banks - Mortgage — 0.4%
Flagstar Bancorp, Inc.	11,300	410,755

74

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Mortgage (continued)
Walker & Dunlop, Inc.	17,500	$977,550

		1,388,305

Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	34,100	404,767

Building & Construction Products - Misc. — 1.2%
Armstrong Flooring, Inc.†	16,100	108,997
Builders FirstSource, Inc.†	133,900	2,604,355
Louisiana-Pacific Corp.	47,700	1,146,708

		3,860,060

Building & Construction - Misc. — 1.4%
EMCOR Group, Inc.	42,248	3,694,165
MYR Group, Inc.†	19,700	564,799

		4,258,964

Building Products - Doors & Windows — 0.2%
JELD-WEN Holding, Inc.†	4,700	81,122
Masonite International Corp.†	7,800	416,442

		497,564

Building Products - Wood — 0.4%
Boise Cascade Co.	36,600	1,149,240
Universal Forest Products, Inc.	700	27,370

		1,176,610

Building - Heavy Construction — 0.5%
Great Lakes Dredge & Dock Corp.†	97,700	1,059,068
Sterling Construction Co., Inc.†	32,900	368,151
Tutor Perini Corp.†#	24,800	247,752

		1,674,971

Building - Maintenance & Services — 0.7%
ABM Industries, Inc.	62,400	2,325,024

Building - Residential/Commercial — 2.2%
KB Home	102,400	2,876,416
Meritage Homes Corp.†	31,500	2,058,210
TRI Pointe Group, Inc.†#	152,200	2,130,800

		7,065,426

Cable/Satellite TV — 0.3%
Liberty Latin America, Ltd., Class A†	41,300	678,146
WideOpenWest, Inc.†	55,800	313,596

		991,742

Capacitors — 0.1%
KEMET Corp.	24,400	408,700

Casino Hotels — 0.1%
Boyd Gaming Corp.	9,900	237,996

Chemicals - Diversified — 0.0%
AdvanSix, Inc.†	5,300	118,402

Chemicals - Specialty — 0.3%
Kraton Corp.†	14,500	397,880
Minerals Technologies, Inc.	6,760	325,832
Stepan Co.	2,700	257,553
Valhi, Inc.	25,500	49,725

		1,030,990

Coal — 1.7%
Arch Coal, Inc., Class A#	32,100	2,457,576
CONSOL Energy, Inc.†	4,400	73,744
Peabody Energy Corp.	55,000	1,013,650
Ramaco Resources, Inc.†	17,900	76,254

Security Description	Shares	Value (Note 2)

Coal (continued)
Warrior Met Coal, Inc.	77,400	$1,617,660

		5,238,884

Commercial Services — 0.1%
Acacia Research Corp.†	88,972	232,217
Harsco Corp.†	8,900	159,310

		391,527

Commercial Services - Finance — 0.2%
CBIZ, Inc.†	20,800	464,672
EVERTEC, Inc.	3,800	132,468

		597,140

Communications Software — 0.1%
Avaya Holdings Corp.†#	17,500	247,100

Computer Services — 0.9%
CACI International, Inc., Class A†	900	200,061
Insight Enterprises, Inc.†	26,400	1,268,784
Perspecta, Inc.	51,300	1,331,235
Unisys Corp.†	20,500	134,070

		2,934,150

Computer Software — 0.4%
TiVo Corp.	176,600	1,329,798

Computers - Integrated Systems — 0.1%
NetScout Systems, Inc.†	14,000	310,100

Computers - Other — 0.3%
Lumentum Holdings, Inc.†	17,100	953,496

Consulting Services — 2.3%
CRA International, Inc.	3,900	151,671
FTI Consulting, Inc.†	19,600	2,119,544
Huron Consulting Group, Inc.†	21,100	1,291,531
Kelly Services, Inc., Class A	48,912	1,184,159
Navigant Consulting, Inc.	40,400	1,125,948
Vectrus, Inc.†	31,600	1,278,536

		7,151,389

Consumer Products - Misc. — 0.7%
Central Garden & Pet Co., Class A†	48,900	1,176,534
Helen of Troy, Ltd.†	7,600	1,166,676

		2,343,210

Data Processing/Management — 0.2%
Fair Isaac Corp.†	2,020	712,494

Dental Supplies & Equipment — 0.5%
Patterson Cos., Inc.#	86,100	1,439,592

Dialysis Centers — 0.1%
American Renal Associates Holdings, Inc.†	50,000	310,000

Distribution/Wholesale — 1.0%
Anixter International, Inc.†	3,100	185,907
Core-Mark Holding Co., Inc.	51,171	1,657,429
Fossil Group, Inc.†#	30,400	389,120
G-III Apparel Group, Ltd.†	3,300	67,683
Titan Machinery, Inc.†	42,500	640,050
Veritiv Corp.†	21,100	349,416

		3,289,605

Diversified Manufacturing Operations — 0.3%
EnPro Industries, Inc.	2,300	143,244
Fabrinet†	12,900	651,321

		794,565

75

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Commerce/Services — 0.3%
Stamps.com, Inc.†	12,700	$817,372

E-Marketing/Info — 0.1%
New Media Investment Group, Inc.#	30,900	271,302

E-Services/Consulting — 0.1%
Perficient, Inc.†	11,400	419,976

Electric Products - Misc. — 0.0%
Graham Corp.	6,300	115,983

Electric - Distribution — 0.2%
Spark Energy, Inc., Class A#	35,300	333,938
Unitil Corp.	5,300	319,961

		653,899

Electric - Generation — 0.2%
Atlantic Power Corp.†#	271,900	622,651

Electric - Integrated — 2.7%
Avista Corp.	17,480	819,812
Black Hills Corp.	22,000	1,687,620
IDACORP, Inc.	13,000	1,427,530
NorthWestern Corp.	4,600	333,224
PNM Resources, Inc.	9,200	469,292
Portland General Electric Co.	65,900	3,749,051

		8,486,529

Electronic Components - Misc. — 1.4%
Bel Fuse, Inc., Class B	9,300	102,300
Benchmark Electronics, Inc.	81,621	2,161,324
Comtech Telecommunications Corp.	4,000	107,000
Kimball Electronics, Inc.†	3,100	40,951
OSI Systems, Inc.†	1,300	136,513
Sanmina Corp.†	51,800	1,497,020
Vishay Intertechnology, Inc.	9,500	150,385
Vishay Precision Group, Inc.†	2,200	68,750

		4,264,243

Electronic Components - Semiconductors — 2.3%
Alpha & Omega Semiconductor, Ltd.†	43,900	517,142
Amkor Technology, Inc.†	143,400	1,254,750
Photronics, Inc.†	33,100	357,480
Rambus, Inc.†	262,600	3,293,004
Synaptics, Inc.†	21,900	701,238
Xperi Corp.	56,000	1,025,920

		7,149,534

Electronic Measurement Instruments — 0.2%
Stoneridge, Inc.†	17,500	537,425

Electronic Parts Distribution — 1.3%
Tech Data Corp.†	45,650	4,233,124

Energy - Alternate Sources — 0.9%
FutureFuel Corp.	31,000	334,180
Green Plains, Inc.	33,500	275,035
Renewable Energy Group, Inc.†#	86,700	1,055,139
REX American Resources Corp.†	15,100	1,037,068

		2,701,422

Engineering/R&D Services — 1.0%
KBR, Inc.	99,300	2,534,136
VSE Corp.	16,500	525,360

		3,059,496

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 0.2%
Donnelley Financial Solutions, Inc.†	20,500	$217,915
MicroStrategy, Inc., Class A†	2,500	358,225

		576,140

Finance - Commercial — 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,100	555,363
Marlin Business Services Corp.	8,300	179,529

		734,892

Finance - Consumer Loans — 0.2%
Nelnet, Inc., Class A	10,300	690,615

Finance - Credit Card — 0.0%
Meta Financial Group, Inc.	2,200	68,002

Finance - Investment Banker/Broker — 0.0%
Houlihan Lokey, Inc.	1,700	75,106
Oppenheimer Holdings, Inc., Class A	1,700	47,192

		122,298

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	13,900	303,715

Finance - Mortgage Loan/Banker — 0.4%
PennyMac Financial Services, Inc.†	46,800	1,384,812

Finance - Other Services — 0.1%
BGC Partners, Inc., Class A	27,700	141,270

Financial Guarantee Insurance — 1.2%
MBIA, Inc.†	45,500	409,500
MGIC Investment Corp.	149,000	1,884,850
Radian Group, Inc.	66,600	1,501,830

		3,796,180

Food - Wholesale/Distribution — 0.4%
Fresh Del Monte Produce, Inc.	9,450	246,078
Grocery Outlet Holding Corp.†	11,300	457,085
SpartanNash Co.	37,000	398,490

		1,101,653

Footwear & Related Apparel — 0.0%
Weyco Group, Inc.	700	17,171

Gas - Distribution — 2.0%
New Jersey Resources Corp.	10,400	475,696
Northwest Natural Holding Co.	15,400	1,098,944
ONE Gas, Inc.	9,700	888,617
Southwest Gas Holdings, Inc.	30,740	2,804,410
Spire, Inc.	11,600	984,840

		6,252,507

Home Furnishings — 0.1%
Hooker Furniture Corp.	7,700	137,522

Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	21,700	113,708

Housewares — 0.0%
Lifetime Brands, Inc.	16,000	123,520

Human Resources — 1.0%
Barrett Business Services, Inc.	12,700	1,106,551
Cross Country Healthcare, Inc.†	65,300	669,325
Heidrick & Struggles International, Inc.	6,000	159,300
Korn Ferry	3,500	136,780
TrueBlue, Inc.†	58,700	1,139,367

		3,211,323

76

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Independent Power Producers — 1.2%
Clearway Energy, Inc., Class A	79,900	$1,339,124
Clearway Energy, Inc., Class C	69,000	1,221,300
Vistra Energy Corp.	48,229	1,203,314

		3,763,738

Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	11,400	363,774

Insurance - Life/Health — 0.8%
American Equity Investment Life Holding Co.	67,000	1,443,850
CNO Financial Group, Inc.	70,120	1,015,338
Primerica, Inc.	1,200	143,004

		2,602,192

Insurance - Multi-line — 0.0%
Horace Mann Educators Corp.	2,480	108,798

Insurance - Property/Casualty — 1.0%
Ambac Financial Group, Inc.†	23,700	427,548
AMERISAFE, Inc.	10,900	748,830
FedNat Holding Co.	11,100	135,753
First American Financial Corp.	12,700	742,315
Hallmark Financial Services, Inc.†	8,300	145,914
Heritage Insurance Holdings, Inc.	38,400	503,424
National General Holdings Corp.	3,200	75,456
Safety Insurance Group, Inc.	3,900	376,116
Stewart Information Services Corp.	3,400	121,788

		3,277,144

Insurance - Reinsurance — 0.8%
Argo Group International Holdings, Ltd.	2,675	175,801
Essent Group, Ltd.	39,800	1,930,300
Global Indemnity, Ltd.	1,300	33,475
Third Point Reinsurance, Ltd.†	55,500	522,810

		2,662,386

Internet Content - Entertainment — 0.1%
Limelight Networks, Inc.†	81,400	197,802

Investment Management/Advisor Services — 0.9%
Associated Capital Group, Inc., Class A#	300	10,428
Boston Private Financial Holdings, Inc.	54,900	583,038
Brightsphere Investment Group, Inc.	89,200	810,828
Columbia Financial, Inc.†	13,900	210,724
Stifel Financial Corp.	24,100	1,287,422

		2,902,440

Linen Supply & Related Items — 0.2%
UniFirst Corp.	2,400	470,184

Machinery - Construction & Mining — 0.1%
Hyster-Yale Materials Handling, Inc.	3,700	201,835

Machinery - Electrical — 0.0%
Bloom Energy Corp. Class A†#	1,500	6,720

Machinery - Farming — 0.2%
AGCO Corp.	10,760	743,731

Machinery - General Industrial — 0.2%
Applied Industrial Technologies, Inc.	900	48,051
DXP Enterprises, Inc.†	16,100	522,445

		570,496

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	16,200	352,512

Security Description	Shares	Value (Note 2)

Medical Information Systems — 0.6%
Allscripts Healthcare Solutions, Inc.†	170,400	$1,547,232
Computer Programs & Systems, Inc.	14,000	296,100

		1,843,332

Medical - Biomedical/Gene — 1.3%
Acceleron Pharma, Inc.†#	6,700	300,897
Acorda Therapeutics, Inc.†#	8,800	28,424
AMAG Pharmaceuticals, Inc.†#	6,500	70,980
Arcus Biosciences, Inc.†	37,565	293,383
BioCryst Pharmaceuticals, Inc.†#	40,300	120,497
Epizyme, Inc.†#	34,000	440,980
Fate Therapeutics, Inc.†	19,700	321,504
Five Prime Therapeutics, Inc.†	18,300	99,369
Iovance Biotherapeutics, Inc.†#	32,700	687,027
Karyopharm Therapeutics, Inc.†#	28,400	245,376
Medicines Co.†#	24,000	1,007,040
Scholar Rock Holding Corp.†#	22,300	236,157
Tocagen, Inc.†	35,200	114,400

		3,966,034

Medical - Drugs — 0.8%
Enanta Pharmaceuticals, Inc.†	4,000	282,200
Intra-Cellular Therapies, Inc.†#	15,000	128,400
Kala Pharmaceuticals, Inc.†#	37,600	154,536
Lannett Co., Inc.†#	79,400	817,820
Minerva Neurosciences, Inc.†	44,800	319,872
Prestige Consumer Healthcare, Inc.†#	18,400	586,592
Spero Therapeutics, Inc.†	21,500	213,925
Zogenix, Inc.†	3,500	149,415

		2,652,760

Medical - HMO — 1.2%
Magellan Health, Inc.†	26,100	1,644,561
Molina Healthcare, Inc.†	2,400	312,672
Triple-S Management Corp., Class B†	85,894	1,762,545

		3,719,778

Medical - Wholesale Drug Distribution — 0.4%
Diplomat Pharmacy, Inc.†	116,978	679,642
Owens & Minor, Inc.	139,197	707,121

		1,386,763

Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	6,700	133,397

Metal Products - Distribution — 0.3%
Worthington Industries, Inc.	26,540	920,938

Metal - Iron — 0.0%
Cleveland-Cliffs, Inc.#	7,400	58,756

Multimedia — 0.0%
E.W. Scripps Co., Class A	6,900	85,284

Networking Products — 0.1%
NeoPhotonics Corp.†	33,000	206,580

Office Furnishings - Original — 0.1%
Kimball International, Inc., Class B	19,200	336,960

Office Supplies & Forms — 0.8%
ACCO Brands Corp.	258,502	2,396,314

Oil Companies - Exploration & Production — 1.1%
Abraxas Petroleum Corp.†	135,700	70,822
Amplify Energy Corp.	77,100	459,516
CNX Resources Corp.†	37,800	301,266
Denbury Resources, Inc.†#	76,700	82,836
Evolution Petroleum Corp.	19,500	115,440

77

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Gulfport Energy Corp.†	327,800	$786,720
Southwestern Energy Co.†#	60,400	95,432
W&T Offshore, Inc.†	301,600	1,321,008
Whiting Petroleum Corp.†#	27,500	182,325

		3,415,365

Oil Field Machinery & Equipment — 0.5%
Dril-Quip, Inc.†	30,000	1,375,500
Forum Energy Technologies, Inc.†	53,500	75,435

		1,450,935

Oil Refining & Marketing — 1.3%
CVR Energy, Inc.	14,700	584,766
Delek US Holdings, Inc.	91,300	2,990,075
Murphy USA, Inc.†	3,800	339,720
Par Pacific Holdings, Inc.†	9,600	208,704

		4,123,265

Oil - Field Services — 1.7%
C&J Energy Services, Inc.†	5,800	55,448
FTS International, Inc.†	122,400	307,224
Keane Group, Inc.†	10,000	53,000
Matrix Service Co.†	75,700	1,504,159
McDermott International, Inc.†#	6,633	31,308
MRC Global, Inc.†	107,300	1,348,761
Nine Energy Service, Inc.†	22,900	125,492
NOW, Inc.†	109,100	1,297,199
Select Energy Services, Inc., Class A†	70,600	576,096

		5,298,687

Paper & Related Products — 0.8%
Domtar Corp.	9,640	317,638
Schweitzer-Mauduit International, Inc.	55,800	1,871,532
Verso Corp., Class A†	39,700	405,337

		2,594,507

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	12,000	223,200

Poultry — 0.7%
Sanderson Farms, Inc.#	15,225	2,277,964

Power Converter/Supply Equipment — 0.2%
Powell Industries, Inc.	13,600	493,952

Printing - Commercial — 0.3%
Ennis, Inc.	9,500	191,045
Quad/Graphics, Inc.#	78,500	705,715
RR Donnelley & Sons Co.#	55,100	133,342

		1,030,102

Private Equity — 0.2%
Kennedy-Wilson Holdings, Inc.	22,600	474,148

Publishing - Books — 0.1%
Houghton Mifflin Harcourt Co.†	62,300	370,685

Publishing - Newspapers — 0.2%
TEGNA, Inc.	44,800	641,088

Publishing - Periodicals — 0.1%
Meredith Corp.#	5,200	227,656

Real Estate Investment Trusts — 12.4%
Acadia Realty Trust	15,400	421,190
AG Mortgage Investment Trust, Inc.	68,400	1,025,316
Alexander & Baldwin, Inc.	22,575	516,742
American Assets Trust, Inc.	38,700	1,813,482
Armada Hoffler Properties, Inc.	55,600	964,104
ARMOUR Residential REIT, Inc.#	39,100	642,022

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Ashford Hospitality Trust, Inc.	201,880	$565,264
Braemar Hotels & Resorts, Inc.	70,200	643,734
Capstead Mtg. Corp.	77,500	563,425
Cedar Realty Trust, Inc.	43,600	103,332
Cherry Hill Mtg. Investment Corp.	28,400	341,652
City Office REIT, Inc.	9,400	127,276
CoreCivic, Inc.	73,100	1,239,045
CorEnergy Infrastructure Trust, Inc.#	6,208	280,043
CorePoint Lodging, Inc.	19,000	172,900
CoreSite Realty Corp.	9,675	1,124,041
Cousins Properties, Inc.	37,449	1,299,480
DiamondRock Hospitality Co.	216,734	2,052,471
Easterly Government Properties, Inc.	30,900	634,995
Essential Properties Realty Trust, Inc.	4,600	104,466
First Industrial Realty Trust, Inc.	31,500	1,226,925
Franklin Street Properties Corp.	20,300	153,671
Front Yard Residential Corp.	6,162	68,337
GEO Group, Inc.	125,450	2,152,722
Getty Realty Corp.	37,946	1,205,165
Gladstone Commercial Corp.	14,700	333,249
Hersha Hospitality Trust	7,000	97,300
Highwoods Properties, Inc.	11,300	488,273
Hospitality Properties Trust	18,040	435,486
Hudson Pacific Properties, Inc.	5,300	180,200
Industrial Logistics Properties Trust	4,174	89,282
Invesco Mtg. Capital, Inc.	86,800	1,304,604
Jernigan Capital, Inc.	9,300	179,583
Kite Realty Group Trust	17,100	244,359
KKR Real Estate Finance Trust, Inc.	27,600	521,916
Ladder Capital Corp.	27,924	468,565
Lexington Realty Trust	26,300	273,257
Mack-Cali Realty Corp.	48,000	977,760
New Senior Investment Group, Inc.	91,400	571,250
Pebblebrook Hotel Trust	46,793	1,262,007
Piedmont Office Realty Trust, Inc., Class A	34,500	681,030
PotlatchDeltic Corp.#	26,300	1,012,024
PS Business Parks, Inc.	4,900	880,089
Redwood Trust, Inc.	46,000	763,600
Rexford Industrial Realty, Inc.	14,200	627,498
RLJ Lodging Trust	43,526	705,556
Saul Centers, Inc.	1,300	65,299
STAG Industrial, Inc.	7,900	229,732
Sun Communities, Inc.	2,800	413,840
Sunstone Hotel Investors, Inc.	205,172	2,695,960
Terreno Realty Corp.	9,700	490,432
Two Harbors Investment Corp.	77,605	980,151
Urban Edge Properties	34,400	602,344
Urstadt Biddle Properties, Inc., Class A	13,400	281,266
Washington Real Estate Investment Trust	1,000	26,490
Xenia Hotels & Resorts, Inc.	99,000	2,000,790

		39,324,992

Real Estate Management/Services — 0.0%
Newmark Group, Inc., Class A	13,129	113,960

Rental Auto/Equipment — 0.4%
Rent-A-Center, Inc.†	53,200	1,358,196

Retail - Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A#	77,600	1,134,512
Cato Corp., Class A	34,100	584,133
Chico’s FAS, Inc.	21,300	66,456
Express, Inc.†#	62,500	132,500

		1,917,601

78

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Automobile — 0.3%
Lithia Motors, Inc., Class A#	2,600	$340,782
Rush Enterprises, Inc., Class A	17,600	635,536

		976,318

Retail - Bookstores — 0.3%
Barnes & Noble Education, Inc.†	201,700	786,630

Retail - Building Products — 0.7%
BMC Stock Holdings, Inc.†	54,600	1,388,478
GMS, Inc.†	31,400	925,044

		2,313,522

Retail - Discount — 0.1%
Citi Trends, Inc.	9,600	161,376

Retail - Drug Store — 0.0%
Rite Aid Corp.†#	6,604	42,662

Retail - Home Furnishings — 0.0%
Bassett Furniture Industries, Inc.	6,500	79,170

Retail - Jewelry — 0.1%
Movado Group, Inc.	13,700	294,824

Retail - Misc./Diversified — 0.0%
Sally Beauty Holdings, Inc.†#	3,900	47,697

Retail - Office Supplies — 0.3%
Office Depot, Inc.	660,200	858,260

Retail - Restaurants — 0.5%
Brinker International, Inc.#	39,300	1,493,400

Retail - Sporting Goods — 0.7%
Hibbett Sports, Inc.†#	103,100	1,705,274
Zumiez, Inc.†	18,300	475,434

		2,180,708

Rubber/Plastic Products — 0.5%
Myers Industries, Inc.	6,158	103,639
Trinseo SA	45,800	1,607,122

		1,710,761

Savings & Loans/Thrifts — 3.5%
BankFinancial Corp.	25,600	298,496
Berkshire Hills Bancorp, Inc.	13,200	387,156
Brookline Bancorp, Inc.	12,500	175,500
Dime Community Bancshares, Inc.	16,600	329,178
First Defiance Financial Corp.	14,600	381,790
Flushing Financial Corp.	21,300	410,877
FS Bancorp, Inc.	1,500	72,600
HomeTrust Bancshares, Inc.	3,500	88,270
Investors Bancorp, Inc.	268,300	2,978,130
Meridian Bancorp, Inc.	35,200	615,296
Northfield Bancorp, Inc.	70,700	1,097,264
Oritani Financial Corp.	3,100	53,103
Pacific Premier Bancorp, Inc.	21,300	627,498
Riverview Bancorp, Inc.	9,300	65,565
Territorial Bancorp, Inc.	2,900	79,315
United Community Financial Corp.	19,800	191,070
United Financial Bancorp, Inc.	11,000	137,500
Washington Federal, Inc.	68,400	2,435,040
Waterstone Financial, Inc.	10,000	165,900
WSFS Financial Corp.	10,956	451,606

		11,041,154

Schools — 0.7%
American Public Education, Inc.†	9,600	232,608

Security Description	Shares	Value (Note 2)

Schools (continued)
K12, Inc.†	76,200	$2,007,870

		2,240,478

Semiconductor Components - Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	37,700	2,022,228

Semiconductor Equipment — 0.2%
Ultra Clean Holdings, Inc.†	16,700	199,398
Veeco Instruments, Inc.†	46,400	429,664

		629,062

Steel - Producers — 0.2%
Commercial Metals Co.	29,200	457,564

Telecom Equipment - Fiber Optics — 0.2%
Ciena Corp.†	13,300	544,369

Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.#	168,700	679,861
Spok Holdings, Inc.	2,500	29,375

		709,236

Telephone - Integrated — 0.0%
IDT Corp., Class B†	1,500	13,230

Television — 0.9%
Gray Television, Inc.†	20,900	319,770
Sinclair Broadcast Group, Inc., Class A	52,800	2,353,296

		2,673,066

Textile - Products — 0.0%
Culp, Inc.	4,000	56,160

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A#	25,100	278,861

Tobacco — 0.1%
Vector Group, Ltd.#	23,515	274,655

Transactional Software — 0.3%
ACI Worldwide, Inc.†	28,500	848,730
Synchronoss Technologies, Inc.†	17,500	139,300

		988,030

Transport - Marine — 0.3%
SEACOR Holdings, Inc.†	19,800	930,006

Transport - Services — 0.4%
Echo Global Logistics, Inc.†	64,000	1,282,560

Transport - Truck — 0.7%
ArcBest Corp.	66,720	1,975,579
Covenant Transportation Group, Inc., Class A†	8,400	120,792
YRC Worldwide, Inc.†#	97,028	211,521

		2,307,892

Water — 0.2%
American States Water Co.	5,100	471,903
Artesian Resources Corp., Class A	1,300	47,320
Consolidated Water Co., Ltd.	12,100	177,386

		696,609

Wire & Cable Products — 0.1%
Encore Wire Corp.	3,000	161,970

X-Ray Equipment — 0.2%
Varex Imaging Corp.†	18,400	484,840

Total Long-Term Investment Securities
(cost $306,486,563)		308,330,555

79

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(1)(2) (cost $3,476,575)	3,476,575	$3,476,575

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount of $7,282,340 and collateralized by $7,305,000 of United States Treasury Notes, bearing interest at 1.88% due 03/31/2022 and having an approximate value of $7,433,035 (cost $7,282,000)	$7,282,000	7,282,000

TOTAL INVESTMENTS
(cost $317,245,138)(3)	101.0%	319,089,130
Liabilities in excess of other assets	(1.0)	(3,047,260)

NET ASSETS	100.0%	$316,041,870

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At August 31, 2019, the Fund had loaned securities with a total value of $18,404,375. This was secured by collateral of $3,476,575, which was received in cash and subsequently invested in short-term investments currently valued at $3,476,575 as reported in the Portfolio of Investments. Additional collateral of $15,271,398 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/12/2019 to 01/16/2020	$3,277,932
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	11,993,466

(2)	The rate shown is the 7-day yield as of August 31, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
96	Long	Russell 2000 E-Mini Index	September 2019	$7,311,375	$7,172,160	$(139,215)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$308,330,555	$—	$—	$308,330,555
Short-Term Investment Securities	3,476,575	—	—	3,476,575
Repurchase Agreements	—	7,282,000	—	7,282,000

Total Investments at Value	$311,807,130	$7,282,000	$—	$319,089,130

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$139,215	$—	$—	$139,215

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

80

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	20.2%
Sovereign	8.5
Federal Home Loan Mtg. Corp.	5.8
Registered Investment Companies	4.1
Diversified Financial Services	3.3
Diversified Banking Institutions	3.0
Cable/Satellite TV	2.3
Government National Mtg. Assoc.	2.2
Oil Companies — Exploration & Production	2.1
Cellular Telecom	2.0
Pipelines	2.0
Real Estate Investment Trusts	1.9
Banks — Commercial	1.7
Electric — Integrated	1.5
Telephone — Integrated	1.5
United States Treasury Notes	1.3
Containers — Metal/Glass	1.1
Oil Companies — Integrated	1.0
Medical — Drugs	0.9
Finance — Consumer Loans	0.9
Television	0.7
Food — Misc./Diversified	0.7
Satellite Telecom	0.6
Electric — Generation	0.6
Cosmetics & Toiletries	0.6
Auto — Cars/Light Trucks	0.6
Medical — HMO	0.6
Enterprise Software/Service	0.5
Security Services	0.5
Electric — Distribution	0.5
Oil — Field Services	0.5
Medical — Hospitals	0.5
Banks — Super Regional	0.5
Chemicals — Diversified	0.5
Applications Software	0.5
Computers	0.5
Internet Content — Entertainment	0.5
Batteries/Battery Systems	0.5
Insurance — Property/Casualty	0.5
Metal — Copper	0.4
Retail — Restaurants	0.4
Distribution/Wholesale	0.4
Radio	0.4
Diversified Manufacturing Operations	0.4
Agricultural Chemicals	0.4
Rental Auto/Equipment	0.4
Computers — Integrated Systems	0.4
Machinery — Farming	0.3
Finance — Leasing Companies	0.3
Multimedia	0.3
Paper & Related Products	0.3
Building & Construction Products — Misc.	0.3
Diversified Minerals	0.3
Electronic Parts Distribution	0.3
Commercial Services	0.3
Computer Software	0.3
Food — Retail	0.3
Energy — Alternate Sources	0.3
Metal — Iron	0.3
Transport — Rail	0.3
Building & Construction — Misc.	0.3
Food — Meat Products	0.3
Containers — Paper/Plastic	0.3
Retail — Petroleum Products	0.3
Hotels/Motels	0.3
Real Estate Management/Services	0.3
Finance — Investment Banker/Broker	0.3
Electronic Components — Semiconductors	0.2
Disposable Medical Products	0.2

Casino Services	0.2
Real Estate Operations & Development	0.2
Dialysis Centers	0.2
Diagnostic Equipment	0.2
Airport Development/Maintenance	0.2
Independent Power Producers	0.2
Medical Products	0.2
Finance — Mortgage Loan/Banker	0.2
Building — Heavy Construction	0.2
Gambling (Non-Hotel)	0.2
Retail — Appliances	0.2
Insurance — Life/Health	0.2
Metal — Diversified	0.2
Machinery — General Industrial	0.2
Computer Services	0.2
Chemicals — Specialty	0.2
E-Commerce/Services	0.2
Machinery — Construction & Mining	0.2
Medical Labs & Testing Services	0.2
Savings & Loans/Thrifts	0.2
Computers — Memory Devices	0.2
Banks — Export/Import	0.2
Pharmacy Services	0.2
Internet Connectivity Services	0.2
Retail — Automobile	0.2
Data Processing/Management	0.2
Auto — Heavy Duty Trucks	0.2
Consumer Products — Misc.	0.2
Finance — Auto Loans	0.2
Hazardous Waste Disposal	0.2
Oil Field Machinery & Equipment	0.2
Poultry	0.2
Beverages — Non-alcoholic	0.2
Insurance Brokers	0.2
Broadcast Services/Program	0.2
Finance — Credit Card	0.2
Theaters	0.1
Auto/Truck Parts & Equipment — Original	0.1
Food — Dairy Products	0.1
Metal Processors & Fabrication	0.1
Aerospace/Defense — Equipment	0.1
Brewery	0.1
Transport — Truck	0.1
Steel — Producers	0.1
Coal	0.1
Insurance — Multi-line	0.1
Chemicals — Plastics	0.1
Medical — Generic Drugs	0.1
Water	0.1
Banks — Money Center	0.1
Medical Instruments	0.1
Investment Companies	0.1
Insurance — Mutual	0.1
Casino Hotels	0.1
Airlines	0.1
Retail — Discount	0.1
Publishing — Periodicals	0.1
United States Treasury Bonds	0.1
Aerospace/Defense	0.1
Telecom Services	0.1
Commercial Services — Finance	0.1
Transport — Marine	0.1
Auto Repair Centers	0.1
Trucking/Leasing	0.1
Human Resources	0.1
Retail — Mail Order	0.1
Building Societies	0.1
Medical — Biomedical/Gene	0.1
Banks — Special Purpose	0.1

81

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Electronic Measurement Instruments	0.1%
Gas — Distribution	0.1
Beverages — Wine/Spirits	0.1
Platinum	0.1
Finance — Commercial	0.1
Sovereign Agency	0.1
Physicians Practice Management	0.1
Medical — Wholesale Drug Distribution	0.1
Soap & Cleaning Preparation	0.1
Publishing — Books	0.1
Diamonds/Precious Stones	0.1
Medical — Outpatient/Home Medical	0.1
Quarrying	0.1
Computer Data Security	0.1
Diversified Operations	0.1
Retail — Major Department Stores	0.1
Building Products — Doors & Windows	0.1
Machinery — Pumps	0.1
Internet Financial Services	0.1
Transport — Equipment & Leasing	0.1
Resorts/Theme Parks	0.1

99.9%

Credit Quality†#

Aaa	32.5%
Aa	1.2
A	6.6
Baa	14.2
Ba	15.4
B	19.6
Caa	3.3
Not Rated@	7.2

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source

82

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Principal Amount(10)	Value (Note 2)

ASSET BACKED SECURITIES — 3.1%
Diversified Financial Services — 3.1%
American Express Credit Account Master Trust FRS Series 2018-5, Class A 2.54% (1 ML+0.34%) due 12/15/2025	$520,000	$517,578
American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	500,000	512,573
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	225,000	229,672
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	303,000	311,824
Americredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	500,000	509,943
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	318,000	324,330
BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061(1)	1,250,000	1,347,025
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	680,000	730,730
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	850,000	944,221
Benchmark Mtg. Trust Series 2018-B7, Class A4 4.51% due 05/15/2053(1)	2,000,000	2,361,684
BMW Vehicle Lease Trust Series 2019-1, Class A4 3.38% due 08/22/2022	350,000	355,596
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 3.20% (1 ML+1.00%) due 04/15/2034*(1)	700,000	699,999
BX Trust FRS Series 2018-MCSF, Class A 2.77% (1 ML+0.58%) due 04/15/2035*(1)	1,235,000	1,231,143
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2 1.72% due 08/15/2024	500,000	499,874
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06% due 08/15/2028	250,000	249,934
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	200,000	201,920
CarMax Auto Owner Trust Series 2019-2, Class A3 2.90% due 03/15/2024	250,000	254,534
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	400,000	410,533
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.74% due 12/25/2045*(2)(3)	732,076	767,115
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,986

Security Description	Principal Amount(10)	Value (Note 2)

Diversified Financial Services (continued)
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	$100,000	$115,618
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(1)(3)	1,000,000	1,152,724
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 1.09% due 03/10/2048(1)(3)(4)	4,831,147	165,580
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(3)	250,000	272,055
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	150,000	153,399
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	523,919
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	100,000	100,347
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	470,000	484,773
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	115,000	114,455
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	100,000	105,601
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A 2.48% due 09/15/2024	250,000	255,002
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	200,815
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	132,000	133,360
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	571,239	571,383
Honda Auto Receivables Owner Trust Series 2019 -1, Class A3 2.83% due 03/20/2023	233,000	237,966
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	960,000	1,109,362
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	2,375,040	2,366,969
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	1,592,395	1,617,797
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	62,000	63,306
Mercedes-Benz Auto Lease Trust Series 2018-B, Class A4 3.31% due 07/15/2024	367,000	374,336
MTRO Commercial Mtg. Trust-TECH FRS Series 2019 -TECH, Class A 3.10% (1 ML+0.90%) due 12/15/2033*(1)	550,000	549,999

83

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/13/2049*(1)		$640,000	$651,203
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)		841,807	850,652
Stonemont Portfolio Trust FRS Series 2017-MONT, Class A 3.02% (1 ML+0.85%) due 08/20/2030*(1)		483,148	482,989
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024		100,000	100,705
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*		425,000	438,317
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024		200,000	206,518
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*		100,000	101,852
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025		150,000	155,863

Total Asset Backed Securities
(cost $25,161,209)			26,218,079

U.S. CORPORATE BONDS & NOTES — 35.0%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024		106,000	114,561

Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*		519,000	549,584
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020		244,000	245,463

			795,047

Aerospace/Defense - Equipment — 0.1%
United Technologies Corp. Senior Notes 1.15% due 05/18/2024	EUR	1,050,000	1,214,392

Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 5.63% due 11/15/2043		144,000	159,995

Airlines — 0.1%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(5)		29,678	29,850
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024		807,044	834,565

			864,415

Security Description	Principal Amount(10)		Value (Note 2)

Applications Software — 0.5%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026		$1,266,000	$1,344,619
Microsoft Corp. Senior Notes 3.13% due 12/06/2028	EUR	750,000	1,056,464
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*		1,322,000	1,388,100

			3,789,183

Auto - Cars/Light Trucks — 0.5%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*		401,000	406,761
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*		518,000	518,758
Ford Motor Credit Co. LLC Senior Notes 2.39% due 02/17/2026	EUR	600,000	677,066
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023		410,000	406,271
Ford Motor Credit Co. LLC Senior Notes 4.54% due 03/06/2025	GBP	400,000	521,354
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023		372,000	381,567
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*		489,000	501,117
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*#		405,000	406,780
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023		357,000	377,886

			4,197,560

Auto - Heavy Duty Trucks — 0.2%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*		1,329,000	1,367,342

Auto/Truck Parts & Equipment - Original — 0.0%
Lear Corp. Senior Notes 5.25% due 05/15/2049		286,000	298,718

Banks - Commercial — 0.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		1,021,000	1,123,238
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025		187,000	202,027
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		565,000	823,201
SunTrust Bank Senior Notes 3.20% due 04/01/2024		786,000	822,812

84

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
SunTrust Bank Senior Notes 3.50% due 08/02/2022		$302,000	$309,138
Webster Financial Corp. Senior Notes 4.10% due 03/25/2029		527,000	569,101

			3,849,517

Banks - Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.95% due 08/23/2022		281,000	280,762

Banks - Super Regional — 0.5%
Bank of America NA Senior Notes 3.34% due 01/25/2023		426,000	439,054
Wells Fargo & Co. Senior Notes 1.00% due 02/02/2027	EUR	900,000	1,049,069
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027		559,000	582,184
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025		1,388,000	1,476,608
Wells Fargo Bank NA Sub. Notes 5.25% due 08/01/2023	GBP	400,000	551,660

			4,098,575

Batteries/Battery Systems — 0.5%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*#		1,730,000	1,822,987
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		1,893,000	1,949,790

			3,772,777

Beverages - Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 1.25% due 03/08/2031	EUR	370,000	453,590
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025		504,000	551,314
PepsiCo., Inc. Senior Notes 2.75% due 04/30/2025		283,000	296,096

			1,301,000

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029		362,000	373,425
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048		158,000	200,342

			573,767

Security Description	Principal Amount(10)	Value (Note 2)

Brewery — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	$218,000	$259,886
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	122,000	141,763
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	618,000	811,737

		1,213,386

Broadcast Services/Program — 0.1%
Fox Corp. Senior Notes 5.48% due 01/25/2039*	199,000	249,102
Fox Corp. Senior Notes 5.58% due 01/25/2049*	252,000	328,194

		577,296

Building & Construction Products - Misc. — 0.3%
Owens Corning Senior Notes 3.95% due 08/15/2029	203,000	209,911
Owens Corning Senior Notes 4.30% due 07/15/2047	474,000	433,771
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,825,000	1,918,531

		2,562,213

Building & Construction - Misc. — 0.2%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	1,258,000	1,364,930

Building Products - Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	287,000	296,285

Building - Heavy Construction — 0.2%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	1,900,000	1,769,394

Building - Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	222,000	231,990

Cable/Satellite TV — 1.6%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,614,000	1,694,700
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	556,000	583,800
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	980,000	1,017,975
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	685,000	732,094

85

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	$394,000	$415,178
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	472,000	491,470
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.90% (3 ML+1.65%) due 02/01/2024	1,290,000	1,309,972
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	362,000	409,120
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	29,000	32,700
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	99,000	120,814
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	465,000	490,417
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	60,000	67,254
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	345,000	417,433
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	101,000	126,548
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	785,000	839,950
CSC Holdings LLC Company Guar. Notes 5.38% due 07/15/2023*	265,000	272,357
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	4,095,000	4,381,650

		13,403,432

Casino Services — 0.2%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	1,660,000	1,815,625

Cellular Telecom — 1.1%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	6,765,000	7,610,625
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	432,000	457,920
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	555,000	574,703

Security Description	Principal Amount(10)		Value (Note 2)

Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024		$660,000	$687,865

			9,331,113

Chemicals - Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049*		220,000	249,163
Dow Chemical Co. Senior Notes 5.55% due 11/30/2048*		246,000	304,458
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048		26,000	33,483
Eastman Chemical Co. Senior Notes 1.50% due 05/26/2023	EUR	575,000	670,284
Westlake Chemical Corp. Senior Notes 1.63% due 07/17/2029	EUR	500,000	569,962

			1,827,350

Chemicals - Plastics — 0.1%
Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*		1,127,000	1,104,460

Chemicals - Specialty — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		224,000	226,314
Huntsman International LLC Senior Notes 4.50% due 05/01/2029		283,000	301,410
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		152,000	218,311

			746,035

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		1,235,000	1,169,391

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048		29,000	28,699
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029		237,000	240,958

			269,657

Commercial Services — 0.3%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*		869,000	900,501
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*		1,525,000	1,532,625

			2,433,126

86

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Services — 0.1%
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	$796,000	$819,026
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022	329,000	333,297

		1,152,323

Computer Software — 0.2%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*#	1,670,000	1,532,225

Computers — 0.5%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	186,000	189,159
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	3,115,000	3,514,854
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	244,000	309,328
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	57,000	66,331

		4,079,672

Computers - Integrated Systems — 0.4%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	1,651,000	1,539,558
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	579,000	611,459
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	901,000	956,294

		3,107,311

Consumer Products - Misc. — 0.2%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,350,000	1,356,750

Containers - Metal/Glass — 0.6%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.50% due 01/15/2023	750,000	787,500
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	854,000	1,037,610
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,684,000	1,742,940
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	1,300,000	1,334,255

		4,902,305

Containers - Paper/Plastic — 0.1%
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	460,000	492,775

Security Description	Principal Amount(10)		Value (Note 2)

Cosmetics & Toiletries — 0.5%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*#		$1,875,000	$1,771,875
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*		1,328,000	1,377,800
Procter & Gamble Co. Senior Notes 1.88% due 10/30/2038	EUR	700,000	975,175

			4,124,850

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 1.63% due 07/01/2030	EUR	480,000	576,230
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049		315,000	362,477

			938,707

Diagnostic Equipment — 0.2%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*		1,482,000	1,430,130
Thermo Fisher Scientific, Inc. Senior Notes 2.88% due 07/24/2037	EUR	380,000	538,532

			1,968,662

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		1,950,000	1,983,559

Distribution/Wholesale — 0.3%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025		931,000	1,028,755
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		1,641,000	1,718,947

			2,747,702

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 0.75% due 07/26/2023	EUR	700,000	794,492
Bank of America Corp. Senior Notes 2.38% due 06/19/2024	EUR	900,000	1,105,171
Bank of America Corp. Senior Notes 3.71% due 04/24/2028		372,000	401,271
Bank of America Corp. Senior Notes 3.86% due 07/23/2024		272,000	288,792
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		640,000	696,259
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		296,000	396,140
Citigroup, Inc. Senior Notes 2.75% due 01/24/2024	GBP	400,000	513,016

87

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026		$842,000	$878,462
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030		211,000	232,864
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		519,000	571,008
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		264,000	331,342
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		105,000	133,538
Goldman Sachs Group, Inc. Senior Notes 2.00% due 11/01/2028	EUR	325,000	402,821
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021		580,000	581,074
Goldman Sachs Group, Inc. Senior Notes 3.13% due 07/25/2029	GBP	400,000	531,804
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028		357,000	379,548
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		335,000	361,285
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		228,000	312,292
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023		878,000	902,659
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		218,000	244,312
Morgan Stanley Senior Notes 3.63% due 01/20/2027		826,000	883,510
Morgan Stanley Senior Notes 5.50% due 07/24/2020		495,000	509,674

			11,451,334

Diversified Financial Services — 0.0%
USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*		311,000	314,673

Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 1.25% due 05/26/2023	EUR	600,000	664,765
Illinois Tool Works, Inc. Senior Notes 0.63% due 12/05/2027	EUR	585,000	670,582
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024		240,000	254,086

			1,589,433

Security Description	Principal Amount(10)		Value (Note 2)

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034		$158,000	$200,636

E-Commerce/Services — 0.2%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*		1,249,000	1,305,205

Electric Products - Misc. — 0.0%
Emerson Electric Co. Senior Notes 0.38% due 05/22/2024	EUR	325,000	366,841

Electric - Distribution — 0.4%
CenterPoint Energy, Inc. Senior Notes 2.95% due 03/01/2030		216,000	218,809
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025		776,000	804,308
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*		1,275,000	1,310,062
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048		573,000	714,002
Sempra Energy Senior Notes 3.40% due 02/01/2028		429,000	447,006

			3,494,187

Electric - Generation — 0.2%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*		19,000	22,825
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046		282,000	334,158
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*		1,280,000	1,321,600

			1,678,583

Electric - Integrated — 1.0%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049		127,000	150,738
Consolidated Edison Co. of New York, Inc. Senior Notes 4.45% due 06/15/2020		339,000	344,854
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		275,000	339,577
DPL, Inc. Senior Notes 4.35% due 04/15/2029*		96,000	95,860
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049		515,000	617,909
DTE Energy Co. Senior Notes 3.40% due 06/15/2029		202,000	213,741
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022		162,000	165,443

88

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Edison International Senior Notes 4.13% due 03/15/2028	$300,000	$313,027
Edison International Senior Notes 5.75% due 06/15/2027	58,000	65,811
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	583,000	701,471
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	942,000	1,350,289
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	220,000	220,066
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	326,000	360,456
Nevada Power Co. General Refunding Mtg. 2.75% due 04/15/2020	164,000	164,710
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	359,000	401,055
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	254,000	305,247
Puget Sound Energy, Inc. Senior Sec. Notes 3.25% due 09/15/2049	71,000	73,288
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	390,000	530,219
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	148,000	165,469
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	151,000	178,888
Southern California Edison Co. 1st Mtg. Bonds 4.88% due 03/01/2049	386,000	479,454
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	503,000	486,653
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	568,000	563,740

		8,287,965

Electronic Components - Semiconductors — 0.2%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	1,284,000	1,397,930
Intel Corp. Senior Notes 2.45% due 07/29/2020	327,000	328,482
Texas Instruments, Inc. Senior Notes 2.25% due 09/04/2029	139,000	139,468

		1,865,880

Security Description	Principal Amount(10)	Value (Note 2)

Electronic Measurement Instruments — 0.1%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	$32,000	$34,587
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	500,000	547,980

		582,567

Electronic Parts Distribution — 0.3%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	180,000	188,154
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,199,000	2,274,145

		2,462,299

Energy - Alternate Sources — 0.3%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	420,000	422,193
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,869,000	1,934,415

		2,356,608

Enterprise Software/Service — 0.3%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,709,000	1,768,815
Oracle Corp. Senior Notes 2.95% due 11/15/2024	525,000	549,739

		2,318,554

Finance - Auto Loans — 0.2%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	1,229,000	1,329,631

Finance - Consumer Loans — 0.9%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,753,000	1,687,263
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,079,000	1,035,840
SLM Corp. Senior Notes 5.63% due 08/01/2033	1,487,000	1,256,515
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,850,000	2,097,437
Synchrony Financial Senior Notes 2.85% due 07/25/2022	120,000	121,619
Synchrony Financial Senior Notes 4.25% due 08/15/2024	665,000	707,092
Synchrony Financial Senior Notes 4.38% due 03/19/2024	204,000	217,877

		7,123,643

89

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/22/2024	$234,000	$246,783
American Express Co. Senior Notes 4.20% due 11/06/2025	173,000	192,197

		438,980

Finance - Investment Banker/Broker — 0.2%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	1,310
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(5)†	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(5)†	143,000	14
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,289,000	1,356,672

		1,358,007

Finance - Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,775,000	1,850,437

Food - Dairy Products — 0.0%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(6)	110,000	104,500

Food - Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	137,000	135,546
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	114,000	127,538
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	102,000	126,999

		390,083

Food - Misc./Diversified — 0.6%
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	362,000	430,825
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	275,000	347,918
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	148,000	170,819
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	285,000	337,290
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	353,000	364,288
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	865,000	904,280

Security Description	Principal Amount(10)	Value (Note 2)

Food - Misc./Diversified (continued)
Mondelez International, Inc. Senior Notes 3.63% due 02/13/2026	$349,000	$375,922
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	335,000	362,216
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	1,290,000	1,349,662

		4,643,220

Food - Retail — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,325,000	1,358,125
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.88% due 02/15/2028*	709,000	747,187
Kroger Co. Senior Notes 5.40% due 01/15/2049	211,000	251,763

		2,357,075

Gambling (Non-Hotel) — 0.1%
Twin River Worldwide Holdings, Inc. Senior Notes 6.75% due 06/01/2027*	763,000	804,011
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(5)	272,905	15,774

		819,785

Gas - Distribution — 0.1%
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	329,000	336,841
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	182,000	241,083

		577,924

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Senior Notes 4.88% due 07/15/2027*	833,000	880,897

Hotels/Motels — 0.3%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	761,000	808,563
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	671,000	704,340
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	620,000	661,850

		2,174,753

Independent Power Producers — 0.2%
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025*	1,130,000	1,178,048

90

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026		$721,000	$730,012

			1,908,060

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020		169,000	172,053
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048		183,000	220,971

			393,024

Insurance - Life/Health — 0.0%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		267,000	240,328

Insurance - Multi-line — 0.0%
Assurant, Inc. Senior Notes 3.70% due 02/22/2030		344,000	345,813
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		24,000	30,164

			375,977

Insurance - Mutual — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*		287,000	295,618
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*		635,000	635,139

			930,757

Insurance - Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022		235,000	241,963
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*		1,265,000	1,328,250
Chubb INA Holdings, Inc. Company Guar. Notes 2.50% due 03/15/2038	EUR	400,000	548,910

			2,119,123

Internet Connectivity Services — 0.2%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,359,000	1,409,962

Internet Content - Entertainment — 0.5%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026#		1,957,000	2,003,479
Netflix, Inc. Senior Notes 5.88% due 02/15/2025		1,667,000	1,839,951

			3,843,430

Security Description	Principal Amount(10)	Value (Note 2)

Investment Companies — 0.1%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	$960,000	$952,800

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	293,000	299,361

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	147,000	149,555
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	148,000	151,864
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023#	224,000	235,503
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	995,000	1,012,482

		1,549,404

Machinery - Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	279,000	291,713

Machinery - Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	455,000	480,050
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	177,000	178,119
John Deere Capital Corp. Senior Notes 2.80% due 07/18/2029	197,000	204,692
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	542,000	554,844
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	338,000	358,294
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	156,000	166,682

		1,942,681

Machinery - General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	141,000	142,993
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	539,000	598,448
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	222,000	247,765

		989,206

Medical Labs & Testing Services — 0.2%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	650,000	680,946

91

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Labs & Testing Services (continued)
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024		$410,000	$426,845
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045		147,000	167,025
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*		226,000	224,976

			1,499,792

Medical Products — 0.1%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*		1,025,000	1,048,062

Medical - Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.66% due 06/15/2051		143,000	170,086
Celgene Corp. Senior Notes 3.63% due 05/15/2024		279,000	295,507
Celgene Corp. Senior Notes 4.63% due 05/15/2044		130,000	158,249

			623,842

Medical - Drugs — 0.1%
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*		197,000	229,591
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023		172,000	180,285
Johnson & Johnson Senior Notes 5.50% due 11/06/2024	GBP	400,000	598,052

			1,007,928

Medical - Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028		266,000	286,292

Medical - HMO — 0.5%
Centene Corp. Senior Notes 4.75% due 01/15/2025		463,000	480,363
Humana, Inc. Senior Notes 3.95% due 08/15/2049		184,000	192,045
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*		1,775,000	1,586,513
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022		1,257,000	1,273,645
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039		205,000	218,729
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025		227,000	246,922

Security Description	Principal Amount(10)	Value (Note 2)

Medical - HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.88% due 08/15/2059	$225,000	$248,968

		4,247,185

Medical - Hospitals — 0.5%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	223,000	251,662
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2049	159,000	177,507
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	3,475,000	3,857,250

		4,286,419

Medical - Wholesale Drug Distribution — 0.1%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	100,000	102,975
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	371,000	361,317

		464,292

Metal - Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,558,000	1,574,203
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	815,000	808,081

		2,382,284

Metal - Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 03/12/2024*	401,000	422,143

Metal - Iron — 0.1%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	1,022,000	1,024,555

Multimedia — 0.3%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	2,033,000	2,048,248
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	383,000	406,042

		2,454,290

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	375,000	377,465

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	248,000	295,152

92

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Office Supplies & Forms — 0.0%
Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	$135,000	$153,869

Oil Companies - Exploration & Production — 1.6%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	227,000	285,625
Apache Corp. Senior Notes 4.75% due 04/15/2043	621,000	600,126
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp. Company Guar. Notes 6.88% due 02/01/2025	1,574,000	1,400,860
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,460,000	1,416,200
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	1,275,000	1,275,000
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*#	2,264,000	985,972
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	309,000	328,379
Concho Resources, Inc. Company Guar. Notes 4.85% due 08/15/2048	141,000	163,800
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	1,700,000	1,122,000
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,914,000	1,765,665
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,498,000	1,288,280
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	144,000	181,055
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	215,000	271,098
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047#	298,000	331,423
Occidental Petroleum Corp. Senior Notes 4.30% due 08/15/2039	224,000	234,760
Occidental Petroleum Corp. Senior Notes 4.40% due 08/15/2049	214,000	223,023
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	1,250,000	1,094,000

		12,967,266

Oil Companies - Integrated — 0.0%
Chevron Corp. Senior Notes 2.90% due 03/03/2024	360,000	375,488

Security Description	Principal Amount(10)	Value (Note 2)

Oil Field Machinery & Equipment — 0.2%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	$98,000	$80,669
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	2,020,000	1,232,200

		1,312,869

Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	122,000	130,147

Oil - Field Services — 0.5%
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	1,455,000	916,650
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	745,000	672,362
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,588,000	561,755
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	273,000	293,025
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	1,774,000	1,064,400
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	852,000	873,300

		4,381,492

Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	506,000	569,661
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	464,000	490,870
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	136,000	141,018

		1,201,549

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	154,000	159,372

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	272,000	314,373
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	861,000	963,180
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	140,000	163,058

		1,440,611

93

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*		$756,000	$693,630
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025		60,000	66,900
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024		1,955,000	2,255,581
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025		1,007,000	1,040,986
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028		226,000	239,839
Energy Transfer Operating LP Company Guar. Notes 4.25% due 03/15/2023		166,000	174,330
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024		224,000	240,122
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035		259,000	271,077
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029		245,000	280,376
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029		211,000	206,464
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026		105,000	102,900
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045		18,000	14,850
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024		1,403,000	1,339,865
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		678,000	672,915
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*		1,243,000	1,302,664
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	840,000	961,190
MPLX LP Senior Notes 4.00% due 03/15/2028		269,000	282,003
MPLX LP Senior Notes 5.50% due 02/15/2049		181,000	207,389
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*		292,000	300,760
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022		1,066,000	1,027,102
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023		977,000	923,265

Security Description	Principal Amount(10)	Value (Note 2)

Pipelines (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	$1,743,000	$1,638,420
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	190,000	177,423
Williams Cos., Inc. Senior Notes 4.85% due 03/01/2048	232,000	253,716
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	268,000	321,044

		14,994,811

Platinum — 0.1%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025	530,000	533,922

Poultry — 0.2%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,210,000	1,303,775

Radio — 0.4%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	2,460,000	2,567,625
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	809,000	854,506

		3,422,131

Real Estate Investment Trusts — 1.9%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	244,000	262,460
AvalonBay Communities, Inc. Senior Notes 3.30% due 06/01/2029	188,000	202,194
Boston Properties LP Senior Notes 3.40% due 06/21/2029	140,000	148,400
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	388,000	406,616
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049#	252,000	319,230
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,362,000	1,403,105
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,219,000	1,260,141
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,035,000	1,136,078
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	784,000	825,944
HCP, Inc. Senior Notes 3.50% due 07/15/2029	141,000	148,906

94

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	$1,290,000	$1,324,675
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,385,000	1,419,625
iStar, Inc. Senior Notes 6.00% due 04/01/2022	616,000	632,170
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	1,176,000	1,298,245
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,364,000	1,456,070
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,945,000	2,099,620
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	189,000	198,153
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	321,000	334,207
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,275,000	1,306,875

		16,182,714

Real Estate Management/Services — 0.2%
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	1,269,000	1,378,004

Real Estate Operations & Development — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,006,000	2,053,642

Rental Auto/Equipment — 0.4%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,469,000	1,267,012
Capitol Investment Merger Sub 2 LLC Sec. Notes 10.00% due 08/01/2024*	975,000	1,011,563
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	929,000	961,515

		3,240,090

Retail - Appliances — 0.2%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,722,000	1,713,390

Retail - Automobile — 0.2%
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	1,356,000	1,403,460

Retail - Discount — 0.1%
Walmart, Inc. Senior Notes 2.55% due 04/11/2023	433,000	443,854

Security Description	Principal Amount(10)	Value (Note 2)

Retail - Discount (continued)
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	$381,000	$407,510

		851,364

Retail - Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 4.80% due 11/18/2044	151,000	160,117

Retail - Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	660,000	701,088

Retail - Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	337,000	351,286

Retail - Restaurants — 0.3%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,450,000	1,493,500
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	474,000	508,747
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	288,000	297,925
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	175,000	205,554
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048	255,000	302,913

		2,808,639

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(7)(8)	25,000	0

Satellite Telecom — 0.2%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,615,000	1,740,162

Savings & Loans/Thrifts — 0.2%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	834,000	923,012
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	522,000	549,995

		1,473,007

Security Services — 0.3%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	1,512,000	1,561,760
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,041,000	1,085,242

		2,647,002

95

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Semiconductor Components - Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047		$131,000	$148,453

Steel - Producers — 0.1%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026		1,169,000	1,198,225

Telephone - Integrated — 1.1%
AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	430,000	583,897
AT&T, Inc. Senior Notes 4.30% due 02/15/2030		228,000	253,408
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		1,001,000	1,113,618
AT&T, Inc. Senior Notes 4.85% due 07/15/2045		232,000	265,572
AT&T, Inc. Senior Notes 4.90% due 08/15/2037		372,000	427,000
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024#		3,060,000	3,396,539
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024		2,350,000	1,175,705
Frontier Communications Corp. Senior Notes 8.75% due 04/15/2022		1,980,000	1,029,600
Verizon Communications, Inc. Senior Notes 2.50% due 04/08/2031	GBP	300,000	390,797
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036		148,000	169,591
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		154,000	178,318
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		410,000	518,545

			9,502,590

Television — 0.6%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027		830,000	921,300
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		1,530,000	1,721,250
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028		371,000	393,029
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*		884,000	912,730
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022		1,235,000	1,253,142

			5,201,451

Security Description	Principal Amount(10)		Value (Note 2)

Tools - Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026		$232,000	$248,821

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.35% due 02/15/2024		400,000	431,124

Transport - Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028		256,000	276,482

Transport - Rail — 0.1%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048		216,000	264,812
Norfolk Southern Corp. Senior Notes 5.10% due 12/31/2049		342,000	438,003

			702,815

Transport - Services — 0.0%
United Parcel Service, Inc. Senior Notes 3.40% due 09/01/2049		119,000	124,394

Transport - Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026		348,000	374,483

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*		283,000	291,724
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		427,000	454,332

			746,056

Total U.S. Corporate Bonds & Notes
(cost $286,678,069)			293,205,523

FOREIGN CORPORATE BONDS & NOTES — 12.5%
Agricultural Chemicals — 0.4%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		1,715,000	1,749,300
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*		1,279,000	1,349,345

			3,098,645

Airport Development/Maintenance — 0.2%
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	400,000	658,961
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026		1,300,000	1,298,375

			1,957,336

96

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	600,000	$705,660

Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		1,460,000	1,259,250

Banks - Commercial — 1.2%
Banco Bilbao Vizcaya Argentaria SA Senior Notes 1.38% due 05/14/2025	EUR	300,000	352,035
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		970,000	1,011,225
Banco do Brasil SA Senior Notes 4.75% due 03/20/2024*		1,330,000	1,394,412
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR	900,000	1,160,314
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020		374,000	374,687
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	1,100,000	1,279,420
Danske Bank A/S Senior Notes 0.88% due 05/22/2023	EUR	1,200,000	1,348,666
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*		522,000	575,616
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*		277,000	281,629
ING Groep NV Senior Notes 4.63% due 01/06/2026*		220,000	244,862
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*		557,000	587,564
Malayan Banking Bhd Sub. Notes 3.91% due 10/29/2026		550,000	561,952
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*		200,000	206,679
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*		210,000	226,910
Westpac Banking Corp. Sub. Notes 4.11% due 07/24/2034		212,000	223,420
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039		179,000	200,544

			10,029,935

Banks - Export/Import — 0.2%
Export-Import Bank of India Senior Notes 3.38% due 08/05/2026		1,400,000	1,441,433

Security Description	Principal Amount(10)		Value (Note 2)

Banks - Special Purpose — 0.1%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021		$595,000	$594,929

Building Societies — 0.1%
Nationwide Building Society Senior Notes 1.50% due 03/08/2026	EUR	350,000	398,758
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*		279,000	277,217

			675,975

Cable/Satellite TV — 0.6%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		1,050,000	1,118,250
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		1,645,000	1,700,519
Sky, Ltd. Company Guar. Notes 2.50% due 09/15/2026	EUR	700,000	897,693
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		1,279,000	1,316,411

			5,032,873

Cellular Telecom — 0.8%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		419,000	461,947
America Movil SAB de CV Senior Notes 0.75% due 06/26/2027	EUR	800,000	910,377
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		1,854,000	1,974,306
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*		200,000	218,000
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		2,176,000	2,322,880
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*		200,000	209,706
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		266,000	307,122
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		267,000	319,472

			6,723,810

Chemicals - Diversified — 0.2%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		290,000	289,478
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		715,000	731,087

97

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals - Diversified (continued)
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		$930,000	$897,056

			1,917,621

Computers - Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025#		1,385,000	1,441,556

Containers - Metal/Glass — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*		1,275,000	1,287,750
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*		616,000	651,420
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*		1,250,000	1,343,750

			3,282,920

Containers - Paper/Plastic — 0.1%
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*		1,238,000	1,284,425

Cosmetics & Toiletries — 0.0%
Unilever PLC Company Guar. Notes 1.38% due 09/15/2024	GBP	300,000	373,071

Diamonds/Precious Stones — 0.1%
Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		520,000	452,400

Disposable Medical Products — 0.1%
Becton Dickinson Euro Finance SARL Company Guar. Notes 1.21% due 06/04/2026	EUR	680,000	781,675

Diversified Banking Institutions — 1.3%
Banco Santander SA Senior Notes 3.31% due 06/27/2029		400,000	418,752
Barclays PLC Sub. Notes 5.09% due 06/20/2030		219,000	227,423
BNP Paribas SA Senior Notes 3.38% due 01/23/2026	GBP	300,000	398,827
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		676,000	732,449
Credit Suisse Group AG Senior Notes 1.25% due 07/17/2025	EUR	550,000	634,883
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021		201,000	203,257
HSBC Holdings PLC Senior Notes 3.00% due 07/22/2028	GBP	450,000	582,889

Security Description	Principal Amount(10)		Value (Note 2)

Diversified Banking Institutions (continued)
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021		$406,000	$412,483
Lloyds Banking Group PLC Senior Notes 0.63% due 01/15/2024	EUR	350,000	385,193
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024		928,000	975,366
Mizuho Financial Group, Inc. Senior Notes 3.15% due 07/16/2030		304,000	316,736
Mizuho Financial Group, Inc. Senior Notes 3.92% due 09/11/2024		566,000	599,963
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*		383,000	391,889
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025		412,000	430,329
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024		260,000	272,912
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	750,000	875,393
UBS Group Funding Switzerland AG Company Guar. Bonds 1.25% due 09/01/2026	EUR	650,000	770,897
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*		293,000	301,875
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		606,000	618,927
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		377,000	405,383
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*		519,000	585,961

			10,541,787

Diversified Financial Services — 0.2%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*		1,055,000	1,099,838
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025		793,000	803,268

			1,903,106

Diversified Manufacturing Operations — 0.2%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.88% due 03/10/2028	EUR	900,000	1,227,721
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*		518,000	546,054

			1,773,775

98

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 3.25% due 04/03/2023	EUR	675,000	$825,733
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 5.13% due 03/15/2023*		1,250,000	1,300,000

			2,125,733

Electric - Distribution — 0.1%
OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027		510,000	483,862

Electric - Generation — 0.3%
Electricite de France SA Senior Notes 4.50% due 09/21/2028*		269,000	302,492
Electricite de France SA Senior Notes 5.00% due 09/21/2048*		200,000	244,291
Electricite de France SA Senior Notes 6.25% due 05/30/2028	GBP	700,000	1,172,003
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		650,000	694,083

			2,412,869

Electric - Integrated — 0.4%
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	1,020,000	1,241,562
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*		278,000	302,733
Gas Natural Fenosa Finance BV Company Guar. Notes 1.38% due 01/21/2025	EUR	600,000	711,438
Iberdrola Finanzas SA Company Guar. Notes 1.00% due 03/07/2025	EUR	900,000	1,052,636
Perusahaan Listrik Negara PT Senior Notes 4.88% due 07/17/2049*		200,000	224,700

			3,533,069

Electronic Components - Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*		338,000	362,471

Finance - Commercial — 0.1%
Unifin Financiera SAB de CV Company Guar. Notes 7.25% due 09/27/2023		520,000	529,755

Finance - Leasing Companies — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*		1,775,000	1,884,517
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*		374,000	401,190

Security Description	Principal Amount(10)		Value (Note 2)

Finance - Leasing Companies (continued)
ICBCIL Finance Co., Ltd. Senior Notes 3.63% due 11/15/2027		$500,000	$518,587

			2,804,294

Food - Meat Products — 0.2%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*		1,809,000	1,863,270

Food - Misc./Diversified — 0.1%
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027#		720,000	724,507

Insurance - Life/Health — 0.1%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028		298,000	304,802
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		178,000	187,306

			492,108

Insurance - Property/Casualty — 0.1%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029		533,000	563,925

Machinery - Farming — 0.1%
CNH Industrial Finance Europe SA Company Guar. Notes 1.88% due 01/19/2026	EUR	600,000	704,773
CNH Industrial NV Senior Notes 3.85% due 11/15/2027		159,000	165,474
CNH Industrial NV Senior Notes 4.50% due 08/15/2023		218,000	232,752

			1,102,999

Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 1.75% due 07/02/2049	EUR	365,000	426,899
Medtronic Global Holdings SCA Company Guar. Notes 2.25% due 03/07/2039	EUR	400,000	529,087

			955,986

Medical - Drugs — 0.6%
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*		2,970,000	3,059,100
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021		365,000	371,562
Novartis Finance SA Company Guar. Notes 1.63% due 11/09/2026	EUR	1,000,000	1,243,025

			4,673,687

Metal - Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		525,000	476,437

99

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Metal - Copper (continued)
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		$814,000	$765,160

			1,241,597

Metal - Diversified — 0.1%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022		800,000	799,884
Glencore Finance Europe, Ltd. Company Guar. Notes 1.50% due 10/15/2026	EUR	350,000	398,600

			1,198,484

Metal - Iron — 0.2%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*		1,299,000	1,326,604

Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*		472,000	381,140

Oil Companies - Exploration & Production — 0.4%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		190,000	253,021
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025		293,000	308,778
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		1,979,000	1,988,895
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024		1,000,000	1,005,250

			3,555,944

Oil Companies - Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 2.27% due 07/03/2026	GBP	700,000	909,238
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	400,000	523,719
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025		829,000	883,844
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#		235,000	245,341
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		1,200,000	1,258,500
Petro-Canada Senior Notes 5.95% due 05/15/2035		151,000	196,611
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041		600,000	679,500
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		1,100,000	1,069,750

Security Description	Principal Amount(10)		Value (Note 2)

Oil Companies - Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		$1,000,000	$952,500
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		308,000	332,258

			7,051,261

Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		535,000	539,012
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		868,000	878,850

			1,417,862

Retail - Petroleum Products — 0.2%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		1,432,000	1,381,880

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		1,863,000	1,695,330
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*		1,165,000	1,260,379

			2,955,709

Security Services — 0.2%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*		1,690,000	1,743,303

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(5)(7)(8)		560,000	0

SupraNational Banks — 0.0%
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		326,000	357,131

Telephone - Integrated — 0.3%
Orange SA Senior Notes 1.88% due 09/12/2030	EUR	600,000	761,374
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		227,000	262,185
Telefonica Emisiones SA Company Guar. Notes 5.45% due 10/08/2029	GBP	400,000	640,016
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		562,000	621,306

			2,284,881

Transport - Marine — 0.1%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		475,000	504,094

100

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Transport - Rail — 0.2%
Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021		$170,000	$172,698
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		174,000	262,757
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		850,000	1,163,743

			1,599,198

Total Foreign Corporate Bonds & Notes
(cost $102,419,089)			104,899,805

FOREIGN GOVERNMENT OBLIGATIONS — 8.6%
Sovereign — 8.5%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027		1,950,000	2,110,875
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		1,400,000	1,510,306
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		1,320,000	1,432,675
Dominican Republic Senior Bonds 6.85% due 01/27/2045		1,900,000	2,173,144
Federal Republic of Nigeria Senior Notes 9.25% due 01/21/2049		650,000	714,735
Gabones Republic Senior Notes 6.95% due 06/16/2025		730,000	707,355
Government of France Bonds 0.50% due 05/25/2029	EUR	745,000	892,984
Government of France Bonds 1.50% due 05/25/2050*	EUR	600,000	864,011
Government of Jamaica Senior Notes 6.75% due 04/28/2028		1,100,000	1,281,500
Government of Jamaica Senior Notes 8.00% due 03/15/2039		680,000	878,057
Government of Mongolia Senior Notes 5.13% due 12/05/2022		1,000,000	995,848
Government of Mongolia Senior Notes 5.63% due 05/01/2023		1,000,000	1,004,607
Government of Ukraine Senior Notes 7.75% due 09/01/2023		800,000	849,600
Government of Ukraine Senior Notes 9.75% due 11/01/2028		1,800,000	2,116,008
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028		1,300,000	1,489,704
Kingdom of Bahrain Senior Notes 7.50% due 09/20/2047		900,000	1,041,210

Security Description	Principal Amount(10)		Value (Note 2)

Sovereign (continued)
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*#		$900,000	$913,050
Kingdom of Spain Senior Notes 0.25% due 07/30/2024*	EUR	750,000	849,169
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		850,000	1,054,009
Republic of Angola Senior Notes 9.38% due 05/08/2048		540,000	569,590
Republic of Argentina Senior Notes 8.28% due 12/31/2033		2,313,363	942,695
Republic of Colombia Senior Notes 8.13% due 05/21/2024		1,100,000	1,376,386
Republic of Colombia Senior Notes 10.38% due 01/28/2033		1,200,000	1,969,800
Republic of Ecuador Senior Notes 7.88% due 01/23/2028		1,900,000	1,775,550
Republic of Ecuador Senior Notes 10.75% due 03/28/2022		1,170,000	1,273,849
Republic of El Salvador Senior Notes 6.38% due 01/18/2027		1,390,000	1,421,289
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,250,000	1,334,387
Republic of Ghana Government Guar. Notes 10.75% due 10/14/2030		730,000	907,492
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		1,195,000	1,289,118
Republic of Guatemala Senior Notes 4.90% due 06/01/2030*		700,000	751,940
Republic of Honduras Senior Notes 6.25% due 01/19/2027		1,870,000	2,026,631
Republic of Hungary Senior Notes 7.63% due 03/29/2041		600,000	1,008,660
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		1,000,000	1,029,169
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		2,200,000	2,350,327
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032		1,126,400	1,115,271
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		900,000	849,555
Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024		1,800,000	1,917,000

101

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		$700,000	$1,019,949
Republic of Kenya Senior Notes 6.88% due 06/24/2024		900,000	962,478
Republic of Kenya Senior Notes 7.00% due 05/22/2027		670,000	706,147
Republic of Lebanon Senior Notes 6.65% due 02/26/2030		600,000	397,500
Republic of Lebanon Senior Notes 6.85% due 03/23/2027		1,180,000	785,880
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		950,000	801,591
Republic of Panama Senior Notes 3.87% due 07/23/2060		900,000	1,033,650
Republic of Panama Senior Notes 4.50% due 05/15/2047		900,000	1,116,009
Republic of Panama Senior Notes 6.70% due 01/26/2036		780,000	1,139,783
Republic of South Africa Senior Bonds 4.88% due 04/14/2026		660,000	689,700
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		2,310,000	2,296,345
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		1,080,000	1,637,158
Republic of Turkey Senior Notes 6.35% due 08/10/2024		1,600,000	1,589,696
Russian Federation Senior Notes 4.38% due 03/21/2029*		1,800,000	1,935,011
State of Kuwait Senior Notes 2.75% due 03/20/2022		1,600,000	1,630,275
State of Qatar Senior Notes 4.50% due 04/23/2028		1,000,000	1,171,250
State of Qatar Senior Notes 5.10% due 04/23/2048		500,000	666,180
Sultanate of Oman Senior Notes 6.00% due 08/01/2029*		1,060,000	1,054,170
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		900,000	845,183
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	360,000	674,293
United Mexican States Senior Notes 4.50% due 04/22/2029		255,000	281,459

Security Description	Principal Amount(10)	Value (Note 2)

Sovereign (continued)
United Mexican States Senior Bonds 4.75% due 03/08/2044	$214,000	$236,406
United Mexican States Senior Notes 5.55% due 01/21/2045	1,600,000	1,966,080

		71,423,749

Sovereign Agency — 0.1%
Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	468,000	467,916

Total Foreign Government Obligations
(cost $70,314,581)		71,891,665

U.S. GOVERNMENT AGENCIES — 28.2%
Federal Home Loan Mtg. Corp. — 5.8%
2.50% due 01/01/2028	175,597	178,745
2.50% due 04/01/2028	369,773	376,407
2.50% due 03/01/2031	246,546	250,171
2.50% due 10/01/2032	3,370,234	3,419,908
2.50% due 11/01/2032	1,552,769	1,582,829
3.00% due 04/01/2043	414,327	429,738
3.00% due 11/01/2046	9,356,324	9,660,900
3.00% due 08/01/2049	3,988,336	4,067,114
3.50% due 03/01/2042	256,348	268,274
3.50% due 04/01/2042	504,483	527,949
3.50% due 08/01/2042	442,543	465,450
3.50% due 09/01/2043	39,971	42,040
3.50% due 07/01/2045	4,530,769	4,735,649
3.50% due 11/01/2047	2,138,504	2,213,406
3.50% due 03/01/2048	11,755,849	12,314,898
3.50% due 08/01/2049	6,270,906	6,454,921
4.00% due 01/01/2046	288,209	306,491
4.00% due 01/01/2047	69,234	74,113
4.50% due 02/01/2020	455	468
4.50% due 08/01/2020	739	760
4.50% due 03/01/2023	14,073	14,473
5.00% due 05/01/2034	51,573	57,337
5.00% due 11/01/2043	42,604	47,431
5.50% due 06/01/2022	9,049	9,302
5.50% due 07/01/2035	15,462	17,495
6.00% due 03/01/2040	42,464	48,691
6.50% due 02/01/2036	8,022	9,417
Federal Home Loan Mtg. Corp. FRS 4.02% (6 ML+1.49%) due 02/01/2037	12,537	12,960
4.83% (12 ML+1.88%) due 11/01/2037	117,735	124,662
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	458,918	473,885
Series 4800, Class KG 3.50% due 11/15/2045(2)	200,000	207,622
Series 3820, Class DA 4.00% due 11/15/2035(2)	328,531	328,957
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.60% (6.80%-1 ML) due 09/15/2039(2)(4)(11)	121,808	17,236

102

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-HQA2, Class M2 4.95% (1 ML+2.80%) due 05/25/2028(2)	$67,984	$68,439

		48,808,138

Federal National Mtg. Assoc. — 20.2%
2.50% due 12/01/2026	551,878	560,394
2.50% due 08/01/2031	2,987,048	3,029,620
2.50% due 02/01/2032	1,141,431	1,159,845
3.00% due 10/01/2027	148,700	152,627
3.00% due 12/01/2027	208,985	215,267
3.00% due 10/01/2030	306,649	315,632
3.00% due 02/01/2033	4,636,459	4,760,271
3.00% due 12/01/2042	137,783	142,539
3.00% due 08/01/2046	9,415,564	9,717,268
3.00% due 01/01/2047	3,001,561	3,084,743
3.00% due 04/01/2047	3,264,983	3,355,113
3.00% due 09/01/2048	5,070,281	5,210,065
3.50% due 09/01/2026	159,859	166,462
3.50% due 08/01/2027	44,329	45,925
3.50% due 10/01/2028	173,883	181,828
3.50% due 03/01/2033	1,644,166	1,708,278
3.50% due 08/01/2033	3,456,192	3,588,591
3.50% due 08/01/2042	253,371	258,849
3.50% due 10/01/2045	452,208	475,491
3.50% due 11/01/2045	357,057	373,436
3.50% due 07/01/2046	4,603,570	4,820,393
3.50% due 01/01/2047	775,471	806,099
3.50% due 12/01/2047	21,318,530	22,229,996
3.50% due 04/01/2048	10,106,758	10,493,762
4.00% due 11/01/2025	76,600	79,888
4.00% due 03/01/2039	3,873,454	4,051,884
4.00% due 12/01/2040	29,352	31,371
4.00% due 01/01/2043	1,851,142	1,980,577
4.00% due 10/01/2043	503,504	537,698
4.00% due 10/01/2044	251,970	266,340
4.00% due 02/01/2045	2,682,139	2,870,014
4.00% due 06/01/2046	559,924	589,557
4.00% due 01/01/2047	22,355	23,477
4.00% due 05/01/2047	591,484	620,303
4.00% due 07/01/2047	3,954,377	4,132,006
4.00% due 08/01/2047	7,157,585	7,499,641
4.00% due 06/01/2048	3,869,116	4,087,986
4.00% due 07/01/2048	4,518,365	4,697,045
4.00% due 09/01/2048	936,864	979,736
4.00% due 10/01/2048	8,183,333	8,500,859
4.00% due 01/01/2049	8,559,956	8,934,590
4.00% due 03/01/2049	8,096,771	8,400,118
4.50% due 08/01/2045	3,634,274	4,015,760
4.50% due 10/01/2048	1,929,598	2,035,483
4.50% due 11/01/2048	4,462,061	4,703,910
4.50% due 12/01/2048	5,786,918	6,095,288
4.50% due 03/01/2049	8,423,450	8,922,165
5.00% due 01/01/2023	17,089	17,650
5.00% due 04/01/2023	17,696	18,343
5.00% due 03/01/2037	6,890	7,350
5.00% due 05/01/2040	167,969	184,383
5.00% due 06/01/2040	52,581	57,965
5.00% due 02/01/2045	494,657	542,645
5.50% due 08/01/2037	209,420	236,164
5.50% due 06/01/2038	25,602	28,807
6.00% due 02/01/2032	2,969	3,267

Security Description	Principal Amount(10)	Value (Note 2)

Federal National Mtg. Assoc. (continued)
6.00% due 10/01/2034	$113	$125
6.00% due 09/01/2038	46,441	53,174
6.00% due 11/01/2038	14,130	16,178
6.00% due 06/01/2040	11,986	13,731
6.50% due 11/01/2037	38,876	45,603
Federal National Mtg. Assoc. FRS 4.28% (6 ML+1.54%) due 09/01/2035	102,567	106,081
4.44% (12 ML+1.57%) due 05/01/2037	21,800	22,787
4.56% (12 ML+1.66%) due 07/01/2039	80,225	84,071
4.57% (12 ML+1.82%) due 10/01/2040	23,852	25,045
4.63% (1 Yr USTYCR+2.21%) due 10/01/2035	96,410	101,765
4.67% (12 ML+1.83%) due 10/01/2040	54,367	56,912
4.71% (1 Yr USTYCR+2.26%) due 11/01/2036	40,961	43,326
4.71% (12 ML+1.76%) due 05/01/2040	99,527	104,796
4.73% (12 ML+1.91%) due 08/01/2035	71,192	75,219
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	1,100,119	1,135,158
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	2,656,641	2,747,529
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	2,258,092	2,306,052

		168,942,316

Government National Mtg. Assoc. — 2.2%
3.00% due 03/20/2046	350,958	363,500
3.00% due 05/20/2046	5,052,783	5,224,362
3.50% due 03/20/2047	400,597	418,088
4.00% due 05/20/2048	3,988,468	4,161,151
4.00% due 03/20/2049	945,455	987,314
4.50% due 10/20/2045	3,875,402	4,126,978
4.50% due 04/20/2047	2,937,941	3,094,926

		18,376,319

Total U.S. Government Agencies
(cost $230,222,824)		236,126,773

U.S. GOVERNMENT TREASURIES — 1.4%
United States Treasury Bonds — 0.1%
3.00% due 08/15/2048	196,000	240,575
3.00% due 02/15/2049	186,000	229,034
3.38% due 11/15/2048	269,000	353,683

		823,292

United States Treasury Notes — 1.3%
1.38% due 08/31/2020	242,000	241,017
1.63% due 08/15/2029	3,256,000	3,291,867
1.75% due 07/31/2021	2,217,000	2,226,093
2.38% due 05/15/2029	1,000,000	1,077,695
2.50% due 05/31/2020	3,000,000	3,014,062
2.88% due 10/31/2020	1,300,000	1,316,809

		11,167,543

Total U.S. Government Treasuries
(cost $11,738,754)		11,990,835

103

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

LOANS(12)(13)(14) — 5.6%
Applications Software — 0.0%
Corel Corp. FRS BTL 7.32% (3 ML+5.00%) due 06/26/2026	$366,791	$352,119

Auto Repair Centers — 0.1%
Mavis Tire Express Services Corp. FRS Delayed Draw 5.39% (3 ML+3.00%) due 03/20/2025(9)	38,131	37,345
Mavis Tire Express Services Corp. FRS Delayed Draw 5.36% (1 ML+3.25%) due 03/20/2025	11,104	10,874
Mavis Tire Express Services Corp. FRS 1st Lien 5.36% (1 ML+3.25%) due 03/20/2025	387,827	379,828
Wand NewCo 3, Inc. FRS 1st Lien 5.71% (1 ML+3.50%) due 02/05/2026	330,777	332,018

		760,065

Broadcast Services/Program — 0.1%
NEP Group, Inc. FRS 1st Lien 5.36% (1 ML+3.25%) due 10/20/2025	442,800	431,730

Building & Construction - Misc. — 0.0%
Verra Mobility Corp. FRS 1st Lien 5.86% (1 ML+3.75%) due 02/28/2025	415,775	416,555

Building Products - Air & Heating — 0.0%
API Heat Transfer ThermaSys Corp. FRS 1st Lien 8.33% (3 ML+6.00%) due 12/31/2023	380,314	342,282

Building Products - Doors & Windows — 0.1%
CHI Doors Holdings Corp. FRS 1st Lien 5.36% (1 ML+3.25%) due 07/29/2022	438,109	437,562

Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL-B 4.70% (1 ML+2.50%) due 01/25/2026	834,438	832,873

Casino Hotels — 0.1%
Caesars Resort Collection LLC FRS BTL-B 4.86% (1 ML+2.75%) due 12/22/2024	444,742	437,724
CityCenter Holdings LLC FRS BTL-B 4.36% (1 ML+2.25%) due 04/18/2024	447,716	447,436

		885,160

Casino Services — 0.0%
Stars Group Holdings FRS BTL 5.83% (3 ML+3.50%) due 07/10/2025	386,344	387,126

Security Description	Principal Amount(10)	Value (Note 2)

Cellular Telecom — 0.1%
Altice France SA FRS BTL-B13 6.20% (1 ML+4.00%) due 08/14/2026	$441,663	$437,356
Sprint Communications, Inc. FRS BTL-B 5.13% (1 ML+3.00%) due 02/02/2024	433,299	432,352

		869,708

Chemicals - Diversified — 0.1%
Hexion, Inc. FRS BTL 5.82% (3 ML+3.50%) due 07/01/2026	449,848	448,724

Chemicals - Specialty — 0.1%
LTI Holdings, Inc. FRS 1st Lien 5.61% (1 ML+3.50%) due 09/06/2025	286,826	271,230
LTI Holdings, Inc. FRS 2nd Lien 8.86% (1 ML+6.75%) due 09/06/2026	161,595	144,358
Starfruit US HoldCo. LLC FRS BTL-B 5.46% (1 ML+3.25%) due 10/01/2025	435,497	419,574

		835,162

Commercial Services - Finance — 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 5.86% (1 ML+3.75%) due 10/01/2025	439,948	441,755
MoneyGram International, Inc. FRS BTL 8.33% (3 ML+6.00%) due 06/30/2023	348,980	342,873

		784,628

Computer Data Security — 0.1%
McAfee LLC FRS BTL-B1 5.87% (1 ML+3.75%) due 09/30/2024	441,752	441,844

Computer Services — 0.1%
Tempo Acquisition LLC FRS BTL-B 5.11% (1 ML+3.00%) due 05/01/2024	440,751	440,531

Computer Software — 0.1%
Rackspace Hosting, Inc. FRS 1st Lien 5.27% (2 ML+3.00%) due 11/03/2023	1,146	1,059
Rackspace Hosting, Inc. FRS 1st Lien 5.29% (3 ML+3.00%) due 11/03/2023	448,070	414,184
Rackspace Hosting, Inc. FRS 1st Lien coupon TBD due 11/03/2023	39,000	36,051

104

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

LOANS (continued)
Computer Software (continued)
Vertafore, Inc. FRS 1st Lein 5.36% (1 ML+3.25%) due 07/02/2025	$223,875	$215,960
Vertafore, Inc. FRS 2nd Lien 9.36% (1 ML+7.25%) due 07/02/2026	216,071	212,290

		879,544

Consulting Services — 0.0%
AlixPartners LLP FRS BTL 4.86% (1 ML+2.75%) due 04/04/2024	218,325	218,489
Stiphout Finance LLC FRS 1st Lien 5.11% (1 ML+3.00%) due 10/26/2022	77,747	76,969

		295,458

Containers - Metal/Glass — 0.1%
BWAY Corp. FRS BTL 5.59% (3 ML+3.25%) due 04/03/2024	455,706	442,319

Containers - Paper/Plastic — 0.1%
Charter NEX US, Inc. FRS 1st Lien 5.11% (1 ML+3.00%) due 05/16/2024	442,741	434,772

Cosmetics & Toiletries — 0.1%
Sunshine Luxembourg VII SARL FRS BTL coupon TBD due 07/16/2026	451,596	451,314

Data Processing/Management — 0.1%
CCC Information Services, Inc. FRS 1st Lien 4.87% (1 ML+2.75%) due 04/26/2024	443,736	439,946

Disposable Medical Products — 0.1%
Sotera Health Holdings LLC FRS BTL 5.11% (1 ML+3.00%) due 05/15/2022	1,688,273	1,655,914

Distribution/Wholesale — 0.1%
Fastlane Parent Co., Inc. FRS 1st Lien 6.83% (3 ML+4.50%) due 02/04/2026	343,000	336,569
Univar USA, Inc. FRS BTL-B3 4.36% (1 ML+2.25%) due 07/01/2024	446,662	446,731

		783,300

Diversified Operations — 0.1%
Travelport Finance Luxembourg SARL FRS BTL 7.54% (3 ML+5.00%) due 05/29/2026	478,536	440,492

Security Description	Principal Amount(10)	Value (Note 2)

E-Commerce/Services — 0.0%
RentPath LLC FRS 2nd Lien 11.12% (1 ML+9.00%) due 12/17/2022	$2,178,597	$250,539

Electric - Generation — 0.0%
Vistra Operations Co. LLC FRS BTL 4.11% (1 ML+2.00%) due 08/04/2023	227,486	227,593

Electronic Components - Misc. — 0.0%
AI Ladder Luxembourg Subco SARL FRS BTL 6.83% (3 ML+4.50%) due 07/09/2025	432,051	416,389

Electronic Components - Semiconductors — 0.0%
Bright Bidco BV FRS BTL 5.61% (1 ML+3.50%)	187,701	110,743
Bright Bidco BV FRS BTL-B 5.83% (3 ML+3.50%) due 06/30/2024	388,766	229,372

		340,115

Enterprise Software/Service — 0.2%
Applied Systems, Inc. FRS 1st Lein 5.33% (3 ML+3.00%) due 09/19/2024	427,823	426,178
Digicert Holdings, Inc. FRS BTL-B coupon TBD due 08/31/2026	337,610	337,188
Epicor Software Corp. FRS 1st Lien 5.37% (1 ML+3.25%) due 06/01/2022	429,055	428,250
Finastra USA, Inc. FRS BTL-B 5.70% (1 ML+3.50%) due 06/13/2024	321,130	309,489
Finastra USA, Inc. FRS BTL-B 5.70% (2 ML+3.50%) due 06/13/2024	125,274	120,733
Greeneden US Holdings II LLC FRS BTL 5.36% (1 ML+3.25%) due 12/01/2023	444,744	438,999
Informatica LLC FRS BTL 5.36% (1 ML+3.25%) due 08/05/2022	440,285	440,395
Kronos, Inc. FRS 1st Lien 5.25% (3 ML+3.00%) due 11/01/2023	447,000	446,628
MYOB US Borrower LLC FRS BTL 6.11% (1 ML+4.00%) due 05/06/2026	332,080	331,872
Sophia LP FRS BTL-B 5.58% (3 ML+3.25%) due 09/30/2022	416,163	415,539

105

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

LOANS (continued)
Enterprise Software/Service (continued)
Ultimate Software Group, Inc. FRS 1st Lien 6.08% (3 ML+3.75%) due 05/04/2026	$332,090	$332,644

		4,027,915

Finance - Credit Card — 0.1%
Pi US Mergerco, Inc. FRS 1st Lien 5.36% (1 ML+3.25%) due 01/03/2025	433,356	428,029

Finance - Investment Banker/Broker — 0.1%
Deerfield Dakota Holding LLC FRS BTL-B 5.36% (1 ML+3.25%) due 02/13/2025	445,728	432,436

Gambling (Non-Hotel) — 0.1%
Mohegan Tribal Gaming Authority FRS BTL-B 6.11% (1 ML+4.00%) due 10/13/2023	484,664	445,083
Scientific Games International, Inc. FRS BTL-B5 4.86% (1 ML+2.75%) due 08/14/2024	89,841	88,701
Scientific Games International, Inc. FRS BTL-B5 4.90% (2 ML+2.75%) due 08/14/2024	367,145	362,490

		896,274

Hazardous Waste Disposal — 0.1%
GFL Environmental, Inc. FRS BTL 5.11% (1 ML+3.00%) due 05/30/2025	450,724	445,991

Human Resources — 0.1%
Team Health Holdings, Inc. FRS 1st Lien 4.86% (1 ML+2.75%) due 02/06/2024	870,371	705,000

Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC FRS BTL-B1 5.15% (1 ML+3.00%) due 05/09/2025	447,739	434,446
HUB International, Ltd. FRS BTL-B 5.27% - 5.28% (3 ML+3.00%) due 04/25/2025	443,885	434,849

		869,295

Insurance - Multi-line — 0.1%
York Risk Services Holding Corp. FRS BTL-B 5.86% (1 ML+3.75%) due 10/01/2021	523,708	522,562

Insurance - Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 5.11% (1 ML+3.00%) due 11/03/2023	415,803	416,149

Security Description	Principal Amount(10)	Value (Note 2)

Insurance - Property/Casualty (continued)
Asurion LLC FRS 2nd Lien 8.61% (1 ML+6.50%) due 08/04/2025	$16,737	$16,951
Sedgwick Claims Management Services, Inc. FRS BTL 5.36% (1 ML+3.25%) due 12/31/2025	322,913	313,226

		746,326

Internet Financial Services — 0.1%
ION Trading Finance, Ltd. FRS BTL 6.65% (3 ML+4.00%) due 11/21/2024	451,566	435,761

Machinery - Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS 1st Lien 5.61% (1 ML+3.50%) due 08/01/2025	328,350	328,624

Machinery - General Industrial — 0.1%
Shape Technologies Group, Inc. FRS BTL 5.26% (3 ML+3.00%) due 04/21/2025	316,869	285,182
Welbilt, Inc. FRS BTL-B 4.61% (1 ML+2.50%) due 10/23/2025	343,000	339,427

		624,609

Machinery - Pumps — 0.1%
STS Operating, Inc. FRS BTL 6.36% (1 ML+4.25%) due 12/11/2024	441,589	436,621

Medical Products — 0.1%
Greatbatch, Ltd. FRS BTL-B 5.22% (1 ML+3.00%) due 10/27/2022	580,392	582,673
VVC Holding Corp. FRS BTL-B 6.68% (3 ML+4.50%) due 02/11/2026	226,198	224,783
VVC Holding Corp. FRS BTL-B 6.70% (1 ML+4.50%) due 02/11/2026	721	717

		808,173

Medical - Drugs — 0.1%
Akorn, Inc. FRS BTL-B 8.37% (3 ML+6.25%) due 04/16/2021	361,866	334,726
Akorn, Inc. FRS BTL-B coupon TBD due 04/16/2021	226	209
Alphabet Holding Co., Inc. FRS 1st Lien 5.61% (1 ML+3.50%) due 09/26/2024	445,466	414,005

106

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

LOANS (continued)
Medical - Drugs (continued)
Bausch Health Americas, Inc. FRS BTL 4.95% (1 ML+2.75%) due 11/27/2025	$270,153	$269,882
Bausch Health Americas, Inc. FRS BTL 5.20% (1 ML+3.00%) due 06/02/2025	51,177	51,220

		1,070,042

Medical - Generic Drugs — 0.1%
Alvogen Pharma US, Inc. FRS BTL-B 6.86% (1 ML+4.75%) due 04/02/2022	435,529	394,879
Amneal Pharmaceuticals LLC FRS BTL-B 5.63% (1 ML+3.50%) due 05/04/2025	431,819	391,516

		786,395

Medical - HMO — 0.1%
MPH Acquisition Holdings LLC FRS BTL-B 5.08% (3 ML+2.75%) due 06/07/2023	474,574	440,761

Medical - Outpatient/Home Medical — 0.1%
HC Group Holdings III, Inc. FRS BTL-B 6.61% (1 ML+4.50%) due 05/21/2026	449,932	447,683

Metal Processors & Fabrication — 0.1%
Crosby US Acquisition Corp. FRS BTL-B 6.92% (1 ML+4.75%) due 06/26/2026	336,673	329,518
Doncasters US Finance LLC FRS BTL 5.83% (3 ML+3.50%) due 04/09/2020	68,110	46,485
Form Technologies LLC FRS BTL 5.58% (3 ML+3.25%) due 01/28/2022	439,704	421,017
SEI Holdings I Corp. FRS 1st Lien 6.11% (1 ML+4.00%) due 03/27/2021	452,612	446,954

		1,243,974

Miscellaneous Manufacturing — 0.0%
Excelitas Technologies Corp. FRS 2nd Lien 9.83% (3 ML+7.50%) due 12/01/2025	338,000	337,155

Multimedia — 0.0%
EW Scripps Co. FRS BTL-B1 4.86% (1 ML+2.75%) due 05/01/2026	332,007	331,903

Security Description	Principal Amount(10)	Value (Note 2)

Oil Companies - Exploration & Production — 0.1%
Osum Production Corp. FRS BTL 11.83% (3 ML+9.50%) due 07/31/2022	$484,248	$445,508

Physicians Practice Management — 0.1%
Sound Inpatient Physicians, Inc. FRS 1st Lien 4.86% (1 ML+2.75%) due 06/27/2025	475,337	469,692

Pipelines — 0.1%
Blackstone CQP Holdco LP FRS BTL-B 5.89% (3 ML+3.50%) due 09/30/2024	334,037	333,898
Lucid Energy Group II Borrower LLC FRS 1st Lien 5.11% (1 ML+3.00%) due 02/17/2025	463,652	426,946
Medallion Midland Acquisition LLC FRS BTL 5.36% (1 ML+3.25%) due 10/30/2024	446,285	426,481

		1,187,325

Publishing - Books — 0.1%
Houghton Mifflin Harcourt Publishers, Inc. FRS BTL 5.11% (1 ML+3.00%) due 05/31/2021	467,565	453,421

Publishing - Periodicals — 0.1%
Meredith Corp. FRS BTL-B1 4.86% (1 ML+2.75%) due 01/31/2025	373,385	373,852
Nielsen Finance LLC FRS BTL-B4 4.21% (1 ML+2.00%) due 10/04/2023	453,839	451,144

		824,996

Quarrying — 0.1%
US Silica Co. FRS BTL-B 6.13% (1 ML+4.00%) due 05/01/2025	475,013	444,336

Real Estate Management/Services — 0.1%
DTZ U. S. Borrower LLC FRS BTL-B 5.36% (1 ML+3.25%) due 08/21/2025	440,569	440,129

Research & Development — 0.0%
PAREXEL International Corp. FRS BTL 4.86% (1 ML+2.75%) due 09/27/2024	413,602	388,786

Resort/Theme Parks — 0.1%
SeaWorld Parks & Entertainment, Inc. FRS BTL-B5 5.11% (1 ML+3.00%) due 03/31/2024	428,295	427,581

107

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

LOANS (continued)
Retail - Major Department Stores — 0.1%
Hudson’s Bay Co. FRS BTL-B 5.49% (1 ML+3.25%) due 09/30/2022	$440,007	$439,457

Retail - Petroleum Products — 0.1%
EG America LLC FRS BTL 6.33% (3 ML+4.00%) due 02/07/2025	834,441	820,186

Retail - Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 5.55% - 5.56% (3 ML+3.25%) due 02/05/2025	442,758	439,714
Wok Holdings, Inc. FRS BTL 8.70% (6 ML+6.50%) due 03/01/2026	103,660	98,866
Wok Holdings, Inc. FRS BTL 8.83% (3 ML+6.50%) due 03/01/2026	260	248
Wok Holdings, Inc. FRS BTL coupon TBD due 03/01/2026	252,079	240,421

		779,249

Retail - Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 7.11% (1 ML+5.00%) due 09/25/2024	435,314	413,684

Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B2 coupon TBD due 04/01/2024	338,000	329,286

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA FRS BTL-B3 5.90% (1 ML+3.75%) due 11/27/2023	435,000	434,456

Security Services — 0.0%
Prime Security Services Borrower LLC FRS BTL-B1 4.86% (1 ML+2.75%) due 05/02/2022	366,201	365,809

Soap & Cleaning Preparation — 0.1%
Diamond BC BV FRS BTL 5.26% (2 ML+3.00%) due 09/06/2024	1,264	1,154
Diamond BC BV FRS BTL 5.26% (3 ML+3.00%) due 09/06/2024	496,894	453,415

		454,569

Software Tools — 0.0%
RP Crown Parent LLC FRS BTL 4.86% (1 ML+2.75%) due 10/12/2023	340,000	338,831

Security Description	Shares/ Principal Amount(10)	Value (Note 2)

Telecom Services — 0.1%
Level 3 Parent LLC FRS BTL-B 4.36% (1 ML+2.25%) due 02/22/2024	$435,000	$435,272
West Corp. FRS BTL-B1 5.61% (1 ML+3.50%) due 10/10/2024	394,599	350,207

		785,479

Telecommunication Equipment — 0.0%
CommScope, Inc. FRS BTL-B 5.36% (1 ML+3.25%) due 04/06/2026	221,774	220,665

Telephone - Integrated — 0.1%
CenturyLink, Inc. FRS BTL-B 4.86% (1 ML+2.75%) due 01/31/2025	439,320	432,730

Television — 0.1%
Ion Media Networks, Inc. FRS Term Loan B 5.13% (1 ML+3.00%) due 12/18/2024	451,383	450,678

Theaters — 0.1%
AMC Entertainment Holdings, Inc. FRS BTL-B 5.23% (6 ML+3.00%) due 04/22/2026	439,315	440,597
Cineworld, Ltd. FRS BTL 4.36% (1 ML+2.25%) due 02/28/2025	450,579	447,059
William Morris Endeavor Entertainment LLC FRS BTL-B1 4.87% (1 ML+2.75%) due 05/18/2025	1,808,035	1,753,794

		2,641,450

Transport - Truck — 0.1%
Pods LLC FRS 1st Lien 5.05% (1 ML+2.75%) due 12/06/2024	832,297	823,974

Total Loans
(cost $49,615,091)		46,901,570

COMMON STOCKS — 0.0%
Building Products - Air & Heating — 0.0%
API Heat Transfer, Inc. †(15)	407,576	121,254

Television — 0.0%
ION Media Networks, Inc.†(5)(15)	316	282,978

Total Common Stocks
(cost $134,503)		404,232

PREFERRED SECURITIES — 0.0%
Building Products - Air & Heating — 0.0%
API Heat Transfer, Inc. Class A(15)	86,869	68,518

Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%	7,075	180,554

108

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares/ Principal Amount(10)		Value (Note 2)

PREFERRED SECURITIES (continued)
Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%		$2,642	$31,810

Total Preferred Securities
(cost $304,537)			280,882

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.4%
Banks - Money Center — 0.1%
National Westminster Bank PLC 1.80% due 01/05/2020(6)	EUR	900,000	977,443

Banks - Super Regional — 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086		$135,000	168,306

Building & Construction - Misc. — 0.1%
China Minmetals Corp. 3.75% due 11/13/2022(6)		485,000	483,632

Diversified Banking Institutions — 0.3%
Bank of Nova Scotia 4.65% due 10/12/2022(6)		432,000	425,356
HSBC Holdings PLC 6.00% due 05/22/2027(6)		349,000	349,872
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(6)		493,000	530,591
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(6)		245,000	260,803
Societe Generale SA 7.88% due 12/18/2023*(6)		551,000	594,391

			2,161,013

Diversified Minerals — 0.0%
BHP Billiton Finance, Ltd. 5.63% due 10/22/2079	EUR	300,000	403,868

Electric - Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		335,000	339,127

Electric - Generation — 0.1%
Electricite de France SA 4.25% due 01/29/2020(6)	EUR	700,000	782,244

Electric - Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054		136,000	144,087
Gas Natural Fenosa Finance BV 3.38% due 04/24/2024(6)	EUR	300,000	351,485

			495,572

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(5)		101,000	10

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,115,000	1,225,106

Insurance - Life/Health — 0.1%
Aviva PLC 6.13% due 07/05/2043	EUR	300,000	387,768
Prudential Financial, Inc. 5.63% due 06/15/2043		351,000	376,132
Prudential Financial, Inc. 5.70% due 09/15/2048		146,000	159,426

			923,326

Security Description	Shares/ Principal Amount(10)		Value (Note 2)

Insurance - Multi-line — 0.0%
Voya Financial, Inc. Company Guar. Notes 4.70% due 01/23/2048		$224,000	$208,992

Medical - Drugs — 0.1%
Bayer AG 3.00% due 07/01/2075	EUR	600,000	669,321

Oil Companies - Integrated — 0.2%
TOTAL SA 2.71% due 05/05/2023(6)	EUR	1,100,000	1,302,649

Pipelines — 0.1%
EnLink Midstream Partners LP 6.00% due 12/15/2022(6)		149,000	111,750
Enterprise Products Operating LLC 5.25% due 08/16/2077		108,000	106,650
TransCanada Trust 5.30% due 03/15/2077		194,000	192,545
TransCanada Trust 5.63% due 05/20/2075		136,000	139,740

			550,685

Water — 0.1%
Suez 3.00% due 06/23/2020(6)	EUR	900,000	1,010,227

Total Preferred Securities/Capital Securities
(cost $11,609,925)			11,701,521

Total Long-Term Investment Securities
(cost $788,198,582)			803,620,885

SHORT-TERM INVESTMENT SECURITIES — 4.1%
Registered Investment Companies — 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07%(17)		26,669,672	26,669,672
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(16)(17)		7,573,660	7,573,660

Total Short-Term Investment Securities
(cost $34,243,332)			34,243,332

TOTAL INVESTMENTS
(cost $822,441,914)(18)		99.9%	837,864,217
Other assets less liabilities		0.1	694,608

NET ASSETS		100.0%	$838,558,825

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $184,571,855 representing 22.0% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only
(5)	Securities classified as Level 3 (see Note 2).
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	Company has filed for bankruptcy protection.
(8)	Security in default of interest and principal at maturity.
(9)	All or a portion of this holding is subject to unfunded loan commitments (See Note 12).

109

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

(10)	Denominated in United States Dollars unless otherwise indicated.
(11)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2019.
(12)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(14)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(15)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2019, the Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stocks

API Heat Transfer, Inc.	12/31/2018	407,576	$134,500	$121,254	$0.30	0.01%
ION Media Networks, Inc.	03/05/2014	316	3	282,978	895.50	0.03%
Preferred Securities

API Heat Transfer, Inc., Class A	12/31/2018	86,869	86,869	68,518	0.79	0.01%

				$472,750		0.05%

(16)

At August 31, 2019, the Fund had loaned securities with a total value of $10,196,082. This was secured by collateral of $7,573,660, which was received in cash and subsequently invested in short-term investments currently valued at $7,573,660 as reported in the Portfolio of Investments. Additional collateral of $2,842,662 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	01/09/2020	$ 34,658
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	2,808,004

(17)	The rate shown is the 7-day yield as of August 31, 2019.
(18)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

REMIC—Real Estate Mortgage Investment Conduit

TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2019 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

EUR—Euro Currency

GBP—British Pound

Index Legend

1 ML—1 Month USD LIBOR

2 ML—2 Month USD LIBOR

3 ML—3 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	EUR	31,225,000	USD	35,355,070	09/06/2019	$1,032,073	$–
	EUR	12,058,000	USD	13,628,402	11/07/2019	309,953	–
	GBP	9,900,000	USD	12,596,528	09/06/2019	549,194	–
	USD	1,870,449	EUR	1,650,000	09/06/2019	–	(56,744)
	USD	3,590,386	GBP	2,865,000	09/06/2019	–	(103,961)
	USD	3,182,682	EUR	2,836,000	11/07/2019	–	(50,229)

Net Unrealized Appreciation/(Depreciation)						$1,891,220	$(210,934)

EUR—Euro Currency

GBP—British Pound

USD—United States Dollar

110

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$26,218,079	$—	$26,218,079
U.S. Corporate Bonds & Notes:
Airlines	—	834,565	29,850	864,415
Finance - Investment Banker/Broker	—	1,357,982	25	1,358,007
Gambling (Non-Hotel)	—	804,011	15,774	819,785
Rubber/Plastic Products	—	—	0	0
Other Industries	—	290,163,316	—	290,163,316
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	104,899,805	—	104,899,805
Foreign Government Obligations	—	71,891,665	—	71,891,665
U.S. Government Agencies	—	236,126,773	—	236,126,773
U.S. Government Treasuries	—	11,990,835	—	11,990,835
Loans	—	46,901,570	—	46,901,570
Common Stocks:
Building Products - Air & Heating	—	121,254	—	121,254
Television	—	—	282,978	282,978
Preferred Securities:
Building Products - Air & Heating	—	68,518	—	68,518
Others	212,364	—	—	212,364
Preferred Securities/Capital Securities:
Finance Investment Banker/Broker	—	—	10	10
Other Industries	—	11,701,511	—	11,701,511
Short-Term Investment Securities	34,243,332	—	—	34,243,332

Total Investments at Value	$34,455,696	$803,079,884	$328,637	$837,864,217

Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$1,891,220	$—	$1,891,220

LIABILITIES:
Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$210,934	$—	$210,934

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

111

VALIC Company II U.S. Socially Responsible Fund@

PORTFOLIO PROFILE — August 31, 2019 (unaudited)

Industry Allocation*

Applications Software	6.0%
Finance — Credit Card	4.8
Computers	4.4
Repurchase Agreements	4.2
Web Portals/ISP	3.7
Real Estate Investment Trusts	3.6
Medical — Biomedical/Gene	3.2
Cosmetics & Toiletries	2.9
Commercial Services — Finance	2.9
Banks — Super Regional	2.8
Electric — Integrated	2.7
Electronic Components — Semiconductors	2.3
Medical Products	2.3
Retail — Building Products	2.1
Oil Companies — Exploration & Production	1.9
Medical — Drugs	1.7
Beverages — Non — alcoholic	1.7
Telephone — Integrated	1.7
Diagnostic Equipment	1.6
Retail — Restaurants	1.6
Multimedia	1.5
E-Commerce/Services	1.4
Insurance — Multi — line	1.4
Banks — Commercial	1.3
Diversified Manufacturing Operations	1.3
Finance — Other Services	1.3
Cable/Satellite TV	1.3
Investment Management/Advisor Services	1.2
Networking Products	1.2
Insurance — Life/Health	1.2
Food — Misc./Diversified	1.1
Medical — HMO	1.0
Industrial Gases	1.0
Pipelines	1.0
Medical Labs & Testing Services	0.9
Internet Content — Entertainment	0.9
Data Processing/Management	0.9
Banks — Fiduciary	0.9
Electronic Forms	0.8
Finance — Investment Banker/Broker	0.7
Insurance Brokers	0.7
Insurance — Property/Casualty	0.7
Semiconductor Components — Integrated Circuits	0.7
Transport — Rail	0.6
Airlines	0.6
Machinery — General Industrial	0.6
Transport — Services	0.6
Non-Hazardous Waste Disposal	0.6
Electric Products — Misc.	0.6
Water	0.6
Retail — Major Department Stores	0.5
Chemicals — Specialty	0.5
E-Commerce/Products	0.5
Oil — Field Services	0.5
Machinery — Construction & Mining	0.5
Medical — Hospitals	0.5
Chemicals — Diversified	0.4
Retail — Drug Store	0.4
Semiconductor Equipment	0.4
Consumer Products — Misc.	0.4
Electronic Measurement Instruments	0.4
Oil Refining & Marketing	0.4
Machinery — Farming	0.3
U.S. Government Treasuries	0.3
Entertainment Software	0.3
Steel — Producers	0.3
Building Products — Cement	0.3
Retail — Auto Parts	0.3
Building Products — Air & Heating	0.3

Apparel Manufacturers	0.2
Medical Instruments	0.2
Distribution/Wholesale	0.2
Computer Aided Design	0.2
Auto — Cars/Light Trucks	0.2
Retail — Discount	0.2
Engines — Internal Combustion	0.2
Auto — Heavy Duty Trucks	0.2
Retail — Apparel/Shoe	0.2
Containers — Metal/Glass	0.2
Containers — Paper/Plastic	0.2
Food — Retail	0.2
Registered Investment Companies	0.2
Medical — Generic Drugs	0.2
Paper & Related Products	0.2
Computers — Memory Devices	0.2
Food — Meat Products	0.2
Consulting Services	0.2
Decision Support Software	0.1
Medical Information Systems	0.1
Finance — Consumer Loans	0.1
Electric — Distribution	0.1
Web Hosting/Design	0.1
Tools — Hand Held	0.1
Diagnostic Kits	0.1
Industrial Automated/Robotic	0.1
Dental Supplies & Equipment	0.1
Advertising Agencies	0.1
Food — Confectionery	0.1
Electronic Connectors	0.1
Wireless Equipment	0.1
Instruments — Controls	0.1
Retail — Regional Department Stores	0.1
Broadcast Services/Program	0.1
Commercial Services	0.1
Computer Software	0.1
Instruments — Scientific	0.1
Respiratory Products	0.1
Agricultural Chemicals	0.1
Oil Field Machinery & Equipment	0.1
Computer Services	0.1
Retail — Consumer Electronics	0.1

100.2%

*	Calculated as a percentage of net assets
@	See Note 1

112

VALIC Company II U.S. Socially Responsible Fund@

PORTFOLIO OF INVESTMENTS — August 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.5%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	9,177	$698,003

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,726	131,366
Mosaic Co.	19,096	351,175

		482,541

Airlines — 0.6%
American Airlines Group, Inc.	7,532	198,167
Delta Air Lines, Inc.	37,348	2,160,955
Southwest Airlines Co.	23,848	1,247,727
United Airlines Holdings, Inc.†	11,783	993,425

		4,600,274

Apparel Manufacturers — 0.2%
Capri Holdings, Ltd.†	5,742	151,474
Hanesbrands, Inc.	11,970	163,510
PVH Corp.	6,293	477,009
Ralph Lauren Corp.	3,701	326,946
Tapestry, Inc.	14,993	309,606
Under Armour, Inc., Class C†	13,824	233,902

		1,662,447

Applications Software — 6.0%
Intuit, Inc.	11,025	3,179,169
Microsoft Corp.	252,832	34,855,420
salesforce.com, Inc.†	32,472	5,067,905

		43,102,494

Auto - Cars/Light Trucks — 0.2%
Ford Motor Co.	169,907	1,558,047

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	23,182	1,519,812

Banks - Commercial — 1.3%
BB&T Corp.	75,031	3,575,227
Citizens Financial Group, Inc.	57,379	1,935,967
First Republic Bank	5,200	466,544
M&T Bank Corp.	11,350	1,659,484
Regions Financial Corp.	105,393	1,540,846
Zions Bancorp NA	3,779	155,279

		9,333,347

Banks - Fiduciary — 0.9%
Bank of New York Mellon Corp.	78,546	3,303,645
Northern Trust Corp.	15,678	1,378,567
State Street Corp.	31,582	1,620,472

		6,302,684

Banks - Super Regional — 2.8%
Comerica, Inc.	5,656	348,692
Fifth Third Bancorp	73,408	1,941,642
Huntington Bancshares, Inc.	76,405	1,012,366
KeyCorp	75,485	1,253,051
PNC Financial Services Group, Inc.	45,872	5,914,277
SunTrust Banks, Inc.	34,441	2,118,466
US Bancorp	138,276	7,285,763

		19,874,257

Beverages - Non-alcoholic — 1.7%
Monster Beverage Corp.†	18,884	1,107,924
PepsiCo, Inc.	80,439	10,998,425

		12,106,349

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†#	18,616	513,802

Security Description	Shares	Value (Note 2)

Building Products - Air & Heating — 0.3%
Johnson Controls International PLC	45,988	$1,963,228

Building Products - Cement — 0.3%
Martin Marietta Materials, Inc.	3,842	974,984
Vulcan Materials Co.	7,568	1,068,980

		2,043,964

Cable/Satellite TV — 1.3%
Comcast Corp., Class A	198,646	8,792,072
DISH Network Corp., Class A†	9,071	304,423

		9,096,495

Chemicals - Diversified — 0.4%
Eastman Chemical Co.	6,646	434,449
LyondellBasell Industries NV, Class A	19,503	1,509,142
PPG Industries, Inc.	11,277	1,249,379

		3,192,970

Chemicals - Specialty — 0.5%
Ecolab, Inc.	16,521	3,408,448
International Flavors & Fragrances, Inc.#	3,427	376,113

		3,784,561

Commercial Services — 0.1%
Cintas Corp.	1,335	352,173
Nielsen Holdings PLC	7,541	156,551

		508,724

Commercial Services - Finance — 2.9%
Automatic Data Processing, Inc.	26,191	4,448,279
FleetCor Technologies, Inc.†	3,186	950,702
H&R Block, Inc.	13,643	330,434
IHS Markit, Ltd.†	21,641	1,419,866
Moody’s Corp.	12,713	2,740,669
PayPal Holdings, Inc.†	45,357	4,946,181
S&P Global, Inc.	19,453	5,061,476
Total System Services, Inc.	6,195	831,493

		20,729,100

Computer Aided Design — 0.2%
Autodesk, Inc.†	8,651	1,235,536
Synopsys, Inc.†	2,329	330,275

		1,565,811

Computer Services — 0.1%
DXC Technology Co.	13,055	433,687

Computer Software — 0.1%
Akamai Technologies, Inc.†	2,705	241,097
Citrix Systems, Inc.	2,776	258,112

		499,209

Computers — 4.4%
Apple, Inc.	141,522	29,541,302
Hewlett Packard Enterprise Co.	93,259	1,288,839
HP, Inc.	65,285	1,194,063

		32,024,204

Computers - Memory Devices — 0.2%
NetApp, Inc.	5,154	247,701
Seagate Technology PLC	6,229	312,758
Western Digital Corp.	10,547	604,027

		1,164,486

Consulting Services — 0.2%
Verisk Analytics, Inc.	7,041	1,137,403

113

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PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consumer Products - Misc. — 0.4%
Clorox Co.	3,229	$510,698
Kimberly-Clark Corp.	15,588	2,199,623

		2,710,321

Containers - Metal/Glass — 0.2%
Ball Corp.	17,251	1,387,153

Containers - Paper/Plastic — 0.2%
Packaging Corp. of America	4,437	446,273
WestRock Co.	27,050	924,569

		1,370,842

Cosmetics & Toiletries — 2.9%
Colgate-Palmolive Co.	51,982	3,854,465
Coty, Inc., Class A	19,988	190,886
Estee Lauder Cos., Inc., Class A	12,927	2,559,417
Procter & Gamble Co.	120,084	14,437,699

		21,042,467

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	21,934	2,987,849
Fiserv, Inc.†	18,776	2,007,905
Paychex, Inc.	17,745	1,449,767

		6,445,521

Decision Support Software — 0.1%
MSCI, Inc.	4,279	1,003,982

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	2,114	387,094
DENTSPLY SIRONA, Inc.	7,006	365,363

		752,457

Diagnostic Equipment — 1.6%
Danaher Corp.	34,694	4,929,671
Thermo Fisher Scientific, Inc.	23,618	6,779,783

		11,709,454

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	2,935	850,387

Disposable Medical Products — 0.0%
Teleflex, Inc.	978	355,914

Distribution/Wholesale — 0.2%
Fastenal Co.	21,358	653,982
LKQ Corp.†	19,468	511,424
WW Grainger, Inc.	1,749	478,614

		1,644,020

Diversified Manufacturing Operations — 1.3%
Eaton Corp. PLC	40,239	3,248,092
Illinois Tool Works, Inc.	22,564	3,381,441
Ingersoll-Rand PLC	11,309	1,369,407
Parker-Hannifin Corp.	8,013	1,328,315

		9,327,255

E-Commerce/Products — 0.5%
eBay, Inc.	92,972	3,745,842

E-Commerce/Services — 1.4%
Booking Holdings, Inc.†	3,110	6,115,535
Expedia Group, Inc.	24,442	3,179,904
TripAdvisor, Inc.†	19,292	732,903

		10,028,342

Electric Products - Misc. — 0.6%
AMETEK, Inc.	13,887	1,193,310
Emerson Electric Co.	51,448	3,065,786

		4,259,096

Security Description	Shares	Value (Note 2)

Electric - Distribution — 0.1%
CenterPoint Energy, Inc.	33,728	$933,928

Electric - Integrated — 2.7%
AES Corp.	79,632	1,220,759
CMS Energy Corp.	30,437	1,919,053
Consolidated Edison, Inc.	67,546	6,004,839
Eversource Energy	43,425	3,479,645
PPL Corp.	51,826	1,531,458
WEC Energy Group, Inc.	57,656	5,521,715

		19,677,469

Electronic Components - Semiconductors — 2.3%
Advanced Micro Devices, Inc.†#	22,897	720,111
Broadcom, Inc.	13,309	3,761,656
Microchip Technology, Inc.#	5,842	504,340
Micron Technology, Inc.†	46,050	2,084,683
NVIDIA Corp.	19,578	3,279,511
Texas Instruments, Inc.	45,718	5,657,602
Xilinx, Inc.	5,584	581,071

		16,588,974

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	6,980	636,716

Electronic Forms — 0.8%
Adobe, Inc.†	21,351	6,074,573

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	20,294	1,443,106
Fortive Corp.	17,623	1,249,471

		2,692,577

Engines - Internal Combustion — 0.2%
Cummins, Inc.	10,280	1,534,496

Entertainment Software — 0.3%
Activision Blizzard, Inc.	25,373	1,283,874
Electronic Arts, Inc.†	9,558	895,393

		2,179,267

Finance - Consumer Loans — 0.1%
Synchrony Financial	30,072	963,808

Finance - Credit Card — 4.8%
American Express Co.	47,208	5,682,427
Discover Financial Services	15,933	1,274,162
Mastercard, Inc., Class A	41,397	11,647,874
Visa, Inc., Class A#	87,746	15,866,232

		34,470,695

Finance - Investment Banker/Broker — 0.7%
Charles Schwab Corp.	75,974	2,907,525
E*TRADE Financial Corp.	12,545	523,628
Jefferies Financial Group, Inc.	96,190	1,792,982

		5,224,135

Finance - Other Services — 1.3%
Cboe Global Markets, Inc.	3,314	394,896
CME Group, Inc.	18,529	4,026,166
Intercontinental Exchange, Inc.	42,606	3,982,809
Nasdaq, Inc.	8,369	835,561

		9,239,432

Food - Confectionery — 0.1%
J.M. Smucker Co.	6,558	689,639

Food - Meat Products — 0.2%
Hormel Foods Corp.#	26,725	1,138,752

114

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PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Misc./Diversified — 1.1%
Campbell Soup Co.#	9,621	$432,945
General Mills, Inc.	38,065	2,047,897
Kellogg Co.	21,216	1,332,365
Kraft Heinz Co.	110,796	2,827,514
Lamb Weston Holdings, Inc.	4,731	333,015
McCormick & Co., Inc.	6,723	1,094,975

		8,068,711

Food - Retail — 0.2%
Kroger Co.	57,715	1,366,691

Gas - Distribution — 0.0%
NiSource, Inc.	11,502	339,884

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	5,355	818,190

Industrial Gases — 1.0%
Air Products & Chemicals, Inc.	12,730	2,875,961
Linde PLC	22,258	4,204,759

		7,080,720

Instruments - Controls — 0.1%
Mettler-Toledo International, Inc.†	860	564,839

Instruments - Scientific — 0.1%
Waters Corp.†	2,314	490,313

Insurance Brokers — 0.7%
Aon PLC	9,773	1,904,269
Marsh & McLennan Cos., Inc.	24,830	2,480,269
Willis Towers Watson PLC	4,071	805,936

		5,190,474

Insurance - Life/Health — 1.2%
Aflac, Inc.	73,809	3,703,736
Lincoln National Corp.	14,184	750,050
Principal Financial Group, Inc.	7,911	421,023
Prudential Financial, Inc.	42,975	3,441,868

		8,316,677

Insurance - Multi-line — 1.4%
Allstate Corp.	26,877	2,751,936
Chubb, Ltd.	34,738	5,428,855
Loews Corp.	37,143	1,785,464

		9,966,255

Insurance - Property/Casualty — 0.7%
Progressive Corp.	21,133	1,601,882
Travelers Cos., Inc.	21,868	3,213,721

		4,815,603

Internet Content - Entertainment — 0.9%
Netflix, Inc.†	18,045	5,300,719
Twitter, Inc.†	30,534	1,302,275

		6,602,994

Investment Management/Advisor Services — 1.2%
Ameriprise Financial, Inc.	7,397	954,065
BlackRock, Inc.	11,151	4,711,966
Franklin Resources, Inc.	23,895	627,961
Invesco, Ltd.	34,146	536,092
T. Rowe Price Group, Inc.	14,879	1,645,915

		8,475,999

Machinery - Construction & Mining — 0.5%
Caterpillar, Inc.	29,098	3,462,662

Security Description	Shares	Value (Note 2)

Machinery - Farming — 0.3%
Deere & Co.	15,738	$2,437,974

Machinery - General Industrial — 0.6%
Roper Technologies, Inc.	10,855	3,981,180
Wabtec Corp.#	6,717	464,883

		4,446,063

Medical Information Systems — 0.1%
Cerner Corp.	14,269	983,277

Medical Instruments — 0.2%
Edwards Lifesciences Corp.†	7,432	1,648,715

Medical Labs & Testing Services — 0.9%
IQVIA Holdings, Inc.†	10,304	1,598,665
Laboratory Corp. of America Holdings†	15,339	2,570,203
Quest Diagnostics, Inc.	25,527	2,613,199

		6,782,067

Medical Products — 2.3%
Abbott Laboratories	89,323	7,621,038
ABIOMED, Inc.†	866	167,199
Baxter International, Inc.	31,832	2,799,624
Cooper Cos., Inc.	1,049	324,928
Henry Schein, Inc.†	24,376	1,502,049
Hologic, Inc.†	3,385	167,117
Stryker Corp.	17,248	3,805,944

		16,387,899

Medical - Biomedical/Gene — 3.2%
Alexion Pharmaceuticals, Inc.†	11,556	1,164,382
Amgen, Inc.	33,601	7,009,841
Biogen, Inc.†	9,355	2,055,761
Celgene Corp.†	29,832	2,887,738
Gilead Sciences, Inc.	64,917	4,124,826
Illumina, Inc.†	5,811	1,634,867
Incyte Corp.†	6,245	510,966
Nektar Therapeutics†#	15,073	264,833
Regeneron Pharmaceuticals, Inc.†	4,038	1,171,222
Vertex Pharmaceuticals, Inc.†	11,817	2,127,296

		22,951,732

Medical - Drugs — 1.7%
AbbVie, Inc.	56,346	3,704,186
Zoetis, Inc.	69,804	8,824,622

		12,528,808

Medical - Generic Drugs — 0.2%
Perrigo Co. PLC	27,196	1,272,229

Medical - HMO — 1.0%
Centene Corp.†	42,086	1,962,049
Humana, Inc.	14,797	4,190,659
WellCare Health Plans, Inc.†	5,154	1,395,394

		7,548,102

Medical - Hospitals — 0.5%
HCA Healthcare, Inc.	28,338	3,406,228

Multimedia — 1.5%
Viacom, Inc., Class B	17,691	441,921
Walt Disney Co.	74,174	10,181,123

		10,623,044

Networking Products — 1.2%
Cisco Systems, Inc.	181,070	8,475,887

Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	13,841	1,235,309

115

VALIC Company II U.S. Socially Responsible Fund@

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Non-Hazardous Waste Disposal (continued)
Waste Management, Inc.	25,979	$3,100,594

		4,335,903

Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	1,856	53,805

Oil Companies - Exploration & Production — 1.9%
Apache Corp.	32,866	708,919
Cabot Oil & Gas Corp.	23,072	394,993
Concho Resources, Inc.	11,438	836,690
Devon Energy Corp.	37,818	831,618
Diamondback Energy, Inc.	11,259	1,104,283
EOG Resources, Inc.	37,827	2,806,385
Hess Corp.	22,443	1,412,787
Marathon Oil Corp.	87,271	1,033,289
Noble Energy, Inc.	40,121	905,932
Occidental Petroleum Corp.	55,030	2,392,704
Pioneer Natural Resources Co.	11,137	1,374,528

		13,802,128

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	23,125	472,444

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	15,614	692,637
Valero Energy Corp.	25,324	1,906,391

		2,599,028

Oil - Field Services — 0.5%
Baker Hughes a GE Co., LLC	23,595	511,776
Schlumberger, Ltd.	84,189	2,730,249
TechnipFMC PLC	13,548	336,532

		3,578,557

Paper & Related Products — 0.2%
International Paper Co.	30,908	1,208,503

Pipelines — 1.0%
Kinder Morgan, Inc.	199,493	4,043,723
ONEOK, Inc.	41,170	2,934,598

		6,978,321

Real Estate Investment Trusts — 3.6%
American Tower Corp.	22,813	5,251,325
AvalonBay Communities, Inc.	8,202	1,743,417
Crown Castle International Corp.	21,917	3,181,691
Digital Realty Trust, Inc.	6,018	744,005
Equinix, Inc.	2,750	1,529,770
Equity Residential	22,094	1,872,687
Host Hotels & Resorts, Inc.	10,957	175,750
Prologis, Inc.	38,909	3,253,571
Public Storage	5,782	1,530,727
Realty Income Corp.	3,948	291,402
SBA Communications Corp.	1,762	462,402
Simon Property Group, Inc.	18,038	2,686,580
Ventas, Inc.	10,965	804,721
Welltower, Inc.	19,038	1,705,043
Weyerhaeuser Co.	20,645	543,170

		25,776,261

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	3,004	338,130

Respiratory Products — 0.1%
ResMed, Inc.	3,508	488,664

Retail - Apparel/Shoe — 0.2%
Ross Stores, Inc.	13,305	1,410,463

Security Description	Shares	Value (Note 2)

Retail - Auto Parts — 0.3%
Genuine Parts Co.	9,801	$884,932
O’Reilly Automotive, Inc.†	3,012	1,155,885

		2,040,817

Retail - Automobile — 0.0%
CarMax, Inc.†#	3,763	313,383

Retail - Building Products — 2.1%
Home Depot, Inc.	49,298	11,235,507
Lowe’s Cos., Inc.	32,658	3,664,228

		14,899,735

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,858	372,862

Retail - Discount — 0.2%
Dollar Tree, Inc.†	15,271	1,550,465

Retail - Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	61,264	3,136,104

Retail - Jewelry — 0.0%
Tiffany & Co.	1,583	134,349

Retail - Major Department Stores — 0.5%
Nordstrom, Inc.#	10,376	300,593
TJX Cos., Inc.	64,835	3,563,980

		3,864,573

Retail - Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	1,019	242,247

Retail - Regional Department Stores — 0.1%
Macy’s, Inc.	35,257	520,393

Retail - Restaurants — 1.6%
Chipotle Mexican Grill, Inc.†	969	812,429
Darden Restaurants, Inc.	5,238	633,693
Starbucks Corp.	65,140	6,289,918
Yum! Brands, Inc.	30,242	3,531,661

		11,267,701

Semiconductor Components - Integrated Circuits — 0.7%
Analog Devices, Inc.	16,100	1,768,263
QUALCOMM, Inc.	38,023	2,957,049

		4,725,312

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	33,167	1,592,679
KLA Corp.	2,402	355,256
Lam Research Corp.	4,599	968,136

		2,916,071

Steel - Producers — 0.3%
Nucor Corp.	42,868	2,099,675

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	10,702	298,051

Telephone - Integrated — 1.7%
CenturyLink, Inc.	79,220	901,524
Verizon Communications, Inc.	189,333	11,011,607

		11,913,131

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc.	6,411	851,765

Transport - Rail — 0.6%
CSX Corp.	37,275	2,498,170
Norfolk Southern Corp.	12,079	2,102,350

		4,600,520

116

VALIC Company II U.S. Socially Responsible Fund@

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Transport - Services — 0.6%
United Parcel Service, Inc., Class B	37,252	$4,420,322

Water — 0.6%
American Water Works Co., Inc.	32,084	4,084,935

Web Hosting/Design — 0.1%
VeriSign, Inc.†	4,340	884,709

Web Portals/ISP — 3.7%
Alphabet, Inc., Class A†	22,364	26,625,013

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	3,492	631,738

Total Long-Term Investment Securities
(cost $502,024,277)		687,063,528

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(1)(2)	1,353,802	1,353,802

U.S. Government Treasuries — 0.3%
United States Treasury Bills 2.10% due 09/19/2019(4)	$2,400,000	2,397,914

Total Short-Term Investment Securities
(cost $3,751,288)		3,751,716

REPURCHASE AGREEMENTS — 4.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount of $30,185,409 collateralized by $27,370,000 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $30,792,920 (cost $30,184,000)	30,184,000	30,184,000

TOTAL INVESTMENTS
(cost $535,959,565)(3)	100.2%	720,999,244
Liabilities in excess of other assets	(0.2)	(1,214,971)

NET ASSETS	100.0%	$719,784,273

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
@	See Note 1
(1)	The rate shown is the 7-day yield as of August 31, 2019.
(2)

At August 31, 2019, the Fund had loaned securities with a total value of $20,512,494. This was secured by collateral of $1,353,802, which was received in cash and subsequently invested in short-term investments currently valued at $1,353,802 as reported in the Portfolio of Investments. Additional collateral of $19,584,912 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/12/2019 to 01/09/2020	$482,841
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	19,102,071

(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
227	Long	S&P 500 E-Mini Index	September 2019	$32,859,256	$33,196,480	$337,224

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

117

VALIC Company II U.S. Socially Responsible Fund@

PORTFOLIO OF INVESTMENTS — August 31, 2019 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$687,063,528	$—	$—	$687,063,528
Short-Term Investment Securities:
Registered Investment Companies	1,353,802	—	—	1,353,802
U.S. Government Treasuries	—	2,397,914	—	2,397,914
Repurchase Agreements	—	30,184,000	—	30,184,000

Total Investments at Value	$688,417,330	$32,581,914	$—	$720,999,244

Other Financial Instruments:+

Futures Contracts	$337,224	$—	$—	$337,224

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

118

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2019

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND
ASSETS:
Investment at value (unaffiliated)*+	$–	$101,824,879	$–	$1,587,806,200	$117,215,019	$656,904,041	$576,291,571
Investment at value (affiliated)*+	578,972,859	–	324,468,201	–	–	–	–
Repurchase agreements (cost equals market value)	–	–	–	–	–	16,751,000	13,635,000
Cash	209,444	265,028	63,738	1,740,126	18,030,456	–	4,003
Foreign cash*	–	–	–	–	–	431,949	115,009
Cash collateral for futures contracts	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	188,394	3,096	48,360	677,706	55,061	225,081	38,565
Dividends and interest	–	127,340	–	11,850,810	245,187	9,569,989	1,177,649
Investments sold	–	1,023,621	–	2,810,056	–	–	593,554
Investments sold on an extended settlement basis	–	–	–	–	–	–	–
Securities lending income	–	–	–	6,544	–	10,336	32,180
Prepaid expenses and other assets	26,568	15,134	19,203	51,289	29,049	33,086	58,268
Due from investment adviser for expense reimbursements/fee waivers	22,821	18,604	16,943	33,296	15,315	7,686	114,071
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	110,259	–
Swap premiums paid	–	–	–	–	–	131,053	–

TOTAL ASSETS	579,420,086	103,277,702	324,616,445	1,604,976,027	135,590,087	684,174,480	592,059,870

LIABILITIES:
Payable for:
Fund shares reacquired	53,265	32,895	42,411	616,649	76,805	336,338	193,856
Investments purchased	137,155	–	7,054	7,239,320	15,981,864	717,628	303,766
Investments purchased on an extended settlement basis	–	–	–	1,914,323	–	–	–
Payments on swap contracts	–	–	–	–	–	3,650	–
Investment advisory and management fees	49,124	48,207	27,479	583,544	25,253	339,137	398,200
Administrative service fees	–	5,849	–	92,391	6,740	37,798	32,506
Shareholder services	–	21,912	–	346,137	25,253	141,607	121,783
Transfer agent fees and expenses	241	482	241	482	181	482	422
Trustees’ fees and expenses	22,043	8,931	14,447	43,130	21,921	26,589	49,221
Other accrued expenses	109,647	79,115	88,456	271,119	85,648	161,628	379,052
Accrued foreign tax on capital gains	–	–	–	–	–	–	71,118
Collateral upon return of securities loaned	–	–	–	4,651,380	–	24,944,623	14,312,891
Variation margin on futures contracts	–	–	–	–	–	–	–
Due to custodian	–	–	–	–	–	5,879	–
Due to broker	–	–	–	–	–	35,495	–
Commitments (Note 12)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	59,214	–

TOTAL LIABILITIES	371,475	197,391	180,088	15,758,475	16,223,665	26,810,068	15,862,815

NET ASSETS	$579,048,611	$103,080,311	$324,436,357	$1,589,217,552	$119,366,422	$657,364,412	$576,197,055

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$573,774	$69,231	$273,686	$1,378,088	$1,193,447	$858,413	$312,529
Additional paid in capital	543,434,900	85,781,094	312,186,355	1,474,126,786	118,180,470	633,239,826	494,501,744
Total accumulated earnings (loss)	35,039,937	17,229,986	11,976,316	113,712,678	(7,495)	23,266,173	81,382,782

NET ASSETS	$579,048,611	$103,080,311	$324,436,357	$1,589,217,552	$119,366,422	$657,364,412	$576,197,055

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	57,377,364	6,923,084	27,368,642	137,808,844	119,344,696	85,841,276	31,252,932
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.09	$14.89	$11.85	$11.53	$1.00	$7.66	$18.44

* Cost
Investments (unaffiliated)	$–	$87,465,156	$–	$1,519,695,748	$117,215,019	$650,307,220	$500,847,665

Investments (affiliated)	$583,508,361	$–	$320,640,772	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$431,910	$114,939

† Including securities on loan	$–	$–	$–	$18,414,166	$–	$26,840,167	$32,595,825

See Notes to Financial Statements

119

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2019 — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	STRATEGIC BOND FUND	U.S. SOCIALLY RESPONSIBLE FUND#
ASSETS:
Investment at value (unaffiliated)*+	$270,838,185	$244,302,512	$738,451,654	$–	$197,688,683	$311,807,130	$837,864,217	$690,815,244
Investment at value (affiliated)*+	–	–	–	943,493,944	–	–	–	–
Repurchase agreements (cost equals market value)	–	–	5,807,000	–	–	7,282,000	–	30,184,000
Cash	438,590	504,946	493	2,735	1,241,286	220	1,346,760	529
Foreign cash*	–	150	29	–	–	–	1,551	–
Cash collateral for futures contracts	–	–	–	–	–	532,000	–	–
Receivable for:
Fund shares sold	3,669	106,460	6,287	87,642	21,257	23,067	332,288	19,241
Dividends and interest	590,586	161,085	975,937	–	73,531	390,332	8,173,056	982,111
Investments sold	1,658,713	147,875	2,228,030	155,532	–	1,743,309	1,445,461	–
Investments sold on an extended settlement basis	–	–	–	–	–	–	15,689,496	–
Securities lending income	1,127	7,860	1,690	–	19,065	3,995	7,770	2,327
Prepaid expenses and other assets	36,521	21,128	68,866	38,113	21,830	64,011	48,467	60,572
Due from investment adviser for expense reimbursements/fee waivers	26,492	63,756	920	31,195	19,444	30,194	–	31,995
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	1,891,220	–
Swap premiums paid	–	–	–	–	–	–	–	–

TOTAL ASSETS	273,593,883	245,315,772	747,540,906	943,809,161	199,085,096	321,876,258	866,800,286	722,096,019

LIABILITIES:
Payable for:
Fund shares reacquired	107,306	43,712	322,890	243,174	13,918	117,697	267,126	379,335
Investments purchased	1,647,430	91,409	2,848,143	2,734	–	1,719,635	1,925,534	–
Investments purchased on an extended settlement basis	–	–	–	–	–	–	17,332,092	–
Payments on swap contracts	–	–	–	–	–	–	–	–
Investment advisory and management fees	115,338	151,426	442,684	79,734	136,379	181,702	364,034	152,091
Administrative service fees	15,393	13,828	41,983	–	11,022	18,218	48,315	40,596
Shareholder services	57,669	51,806	157,285	–	41,291	68,252	181,008	152,091
Transfer agent fees and expenses	482	422	542	241	482	422	663	241
Trustees’ fees and expenses	19,842	14,501	61,874	33,749	10,067	34,758	43,773	54,080
Other accrued expenses	107,639	94,963	205,311	138,223	98,990	200,922	256,191	157,940
Accrued foreign tax on capital gains	–	–	–	–	–	–	–	–
Collateral upon return of securities loaned	36,197	2,341,559	–	–	6,431,724	3,476,575	7,573,660	1,353,802
Variation margin on futures contracts	–	–	–	–	–	14,095	–	21,565
Due to custodian	–	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	2,112	–	5
Commitments (Note 12)	–	–	–	–	–	–	38,131	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	210,934	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–	–

TOTAL LIABILITIES	2,107,296	2,803,626	4,080,712	497,855	6,743,873	5,834,388	28,241,461	2,311,746

NET ASSETS	$271,486,587	$242,512,146	$743,460,194	$943,311,306	$192,341,223	$316,041,870	$838,558,825	$719,784,273

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$134,998	$230,482	$432,563	$679,646	$113,859	$293,805	$738,929	$326,755
Additional paid in capital	251,193,467	202,657,922	660,387,547	880,661,939	159,371,743	306,163,269	815,064,356	401,056,025
Total accumulated earnings (loss)	20,158,122	39,623,742	82,640,084	61,969,721	32,855,621	9,584,796	22,755,540	318,401,493

NET ASSETS	$271,486,587	$242,512,146	$743,460,194	$943,311,306	$192,341,223	$316,041,870	$838,558,825	$719,784,273

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,499,828	23,048,162	43,256,316	67,964,586	11,385,949	29,380,533	73,892,855	32,675,483
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.11	$10.52	$17.19	$13.88	$16.89	$10.76	$11.35	$22.03

* Cost
Investments (unaffiliated)	$259,734,575	$212,351,579	$690,916,414	$–	$185,681,244	$309,963,138	$822,441,914	$505,775,565

Investments (affiliated)	$–	$–	$–	$934,108,748	$–	$–	$–	$–

Foreign cash	$–	$151	$29	$–	$–	$–	$1,999	$–

† Including securities on loan	$1,691,741	$26,638,455	$13,947,165	$–	$33,019,784	$18,404,375	$10,196,082	$20,512,494

#	See Note 1

See Notes to Financial Statements

120

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2019

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$1,240,736	$–	$71,401	$–	$269,791	$10,455,601
Dividends (affiliated)	9,582,246	–	6,987,827	–	–	–	–
Securities lending income	–	24,074	–	147,163	–	314,577	339,831
Interest (unaffiliated)	–	–	–	57,169,013	2,739,478	37,149,509	166,526

Total investment income*	9,582,246	1,264,810	6,987,827	57,387,577	2,739,478	37,733,877	10,961,958

EXPENSES:
Investment advisory and management fees	576,725	565,284	323,046	6,452,575	300,447	3,668,858	4,903,772
Administrative service fee	–	68,555	–	1,017,646	80,160	405,530	400,513
Shareholder services fee	–	256,947	–	3,814,110	300,447	1,519,935	1,501,179
Transfer agent fees and expenses	1,447	2,893	1,447	2,893	1,085	2,893	2,531
Custodian and accounting fees	16,250	16,431	16,250	96,054	15,547	53,813	264,338
Reports to shareholders	64,426	16,203	35,331	160,864	13,744	64,217	70,095
Audit and tax fees	34,897	34,531	35,596	58,053	46,502	46,360	80,902
Legal fees	38,328	33,148	28,313	74,071	18,705	38,277	50,942
Trustees’ fees and expenses	47,044	9,341	26,742	120,912	10,868	47,934	49,624
Interest expense	–	44	–	–	–	97	206
Other expenses	22,480	22,545	18,360	34,513	19,053	29,918	26,183

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	801,597	1,025,922	485,085	11,831,691	806,558	5,877,832	7,350,285

Fees waived and expenses reimbursed by investment adviser (Note 3)	(224,872)	(152,302)	(162,040)	(84,233)	(145,575)	(41,280)	(1,345,570)
Fees paid indirectly (Note 7)	–	(468)	–	–	–	–	(2,918)

Net expenses	576,725	873,152	323,045	11,747,458	660,983	5,836,552	6,001,797

Net investment income (loss)	9,005,521	391,658	6,664,782	45,640,119	2,078,495	31,897,325	4,960,161

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	2,487,981	–	12,493,622	837	(4,687,314)	5,613,573
Investments (affiliated)	(3,168,700)	–	(6,928,676)	–	–	–	–
Futures contracts	–	–	–	–	–	–	–
Forward contracts	–	–	–	–	–	1,023,854	–
Swap contracts	–	–	–	–	–	(2,226)	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	(22,131)	(512,296)
Net realized gain (loss) on capital gain distributions received from underlying funds (affliliated)	36,008,574	–	9,829,954	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	32,839,874	2,487,981	2,901,278	12,493,622	837	(3,687,817)	5,101,277

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	(3,423,426)	–	92,159,031	–	11,390,860	(75,046,230)
Investments (affiliated)	(45,659,943)	–	1,160,266	–	–	–	–
Futures contracts	–	–	–	–	–	–	–
Forward contracts	–	–	–	–	–	130,855	–
Swap contracts	–	–	–	–	–	(59,214)	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	(1,818)	(1,929)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	46,044

Net unrealized gain (loss) on investments and foreign currencies	(45,659,943)	(3,423,426)	1,160,266	92,159,031	–	11,460,683	(75,002,115)

Net realized and unrealized gain (loss) on investments and foreign currencies	(12,820,069)	(935,445)	4,061,544	104,652,653	837	7,772,866	(69,900,838)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,814,548)	$(543,787)	$10,726,326	$150,292,772	$2,079,332	$39,670,191	$(64,940,677)

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$2,449	$–	$–	$916,281

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$24,177

See Notes to Financial Statements

121

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2019 — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	STRATEGIC BOND FUND	U.S. SOCIALLY RESPONSIBLE FUND#
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,662,223	$1,643,381	$13,472,611	$–	$986,767	$7,744,677	$148,114	$12,469,959
Dividends (affiliated)	–	–	–	16,591,740	–	–	–	–
Securities lending income	10,916	93,882	49,419	–	195,502	122,334	199,288	31,479
Interest (unaffiliated)	61,247	–	25,968	–	14,345	48,163	40,645,620	179,658

Total investment income*	6,734,386	1,737,263	13,547,998	16,591,740	1,196,614	7,915,174	40,993,022	12,681,096

EXPENSES:
Investment advisory and management fees	1,352,285	1,652,021	5,345,718	926,617	1,599,067	2,595,456	4,296,322	1,781,328
Administrative service fee	180,400	150,277	507,836	–	129,157	261,199	570,122	475,265
Shareholder services fee	676,142	563,234	1,903,427	–	484,083	979,022	2,136,846	1,781,328
Transfer agent fees and expenses	2,771	2,532	3,255	1,447	2,893	2,532	3,978	1,447
Custodian and accounting fees	31,569	27,402	72,438	16,250	36,684	128,273	131,567	40,689
Reports to shareholders	32,103	16,360	76,020	103,462	24,878	45,646	103,058	79,458
Audit and tax fees	38,418	36,251	36,476	33,413	39,857	39,075	54,208	39,712
Legal fees	25,207	23,739	45,058	52,640	22,060	29,836	50,452	42,576
Trustees’ fees and expenses	22,609	19,327	58,756	75,021	17,468	33,146	71,007	57,263
Interest expense	960	119	14	285	301	10	–	7,316
Other expenses	34,324	26,572	44,848	25,828	25,500	42,637	40,988	35,436

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	2,396,788	2,517,834	8,093,846	1,234,963	2,381,948	4,156,832	7,458,548	4,341,818

Fees waived and expenses reimbursed by investment adviser (Note 3)	(206,086)	(602,837)	(99,451)	(308,346)	(135,804)	(436,551)	–	(351,643)
Fees paid indirectly (Note 7)	(21,232)	(568)	(2,563)	–	(16,858)	(53,781)	–	–

Net expenses	2,169,470	1,914,429	7,991,832	926,617	2,229,286	3,666,500	7,458,548	3,990,175

Net investment income (loss)	4,564,916	(177,166)	5,556,166	15,665,123	(1,032,672)	4,248,674	33,534,474	8,690,921

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	6,299,785	8,236,835	35,118,007	–	23,908,552	8,101,449	(6,799,689)	124,635,155
Investments (affiliated)	–	–	–	(4,590,690)	–	–	–	–
Futures contracts	–	–	–	–	–	(633,504)	–	1,219,331
Forward contracts	–	–	–	–	–	–	3,229,068	–
Swap contracts	–	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(64)	521	–	–	–	5,612	–
Net realized gain (loss) on capital gain distributions received from underlying funds (affliliated)	–	–	–	45,812,842	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	6,299,785	8,236,771	35,118,528	41,222,152	23,908,552	7,467,945	(3,565,009)	125,854,486

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(17,482,270)	(1,837,505)	(81,850,197)	–	(35,001,546)	(94,481,825)	36,161,818	(105,343,427)
Investments (affiliated)	–	–	–	(42,101,179)	–	–	–	–
Futures contracts	–	–	–	–	–	(432,833)	–	(15,187)
Forward contracts	–	–	–	–	–	–	1,385,915	–
Swap contracts	–	–	–	–	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	(1)	(1,052)	–	–	–	(3,587)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(17,482,270)	(1,837,506)	(81,851,249)	(42,101,179)	(35,001,546)	(94,914,658)	37,544,146	(105,358,614)

Net realized and unrealized gain (loss) on investments and foreign currencies	(11,182,485)	6,399,265	(46,732,721)	(879,027)	(11,092,994)	(87,446,713)	33,979,137	20,495,872

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,617,569)	$6,222,099	$(41,176,555)	$14,786,096	$(12,125,666)	$(83,198,039)	$67,513,611	$29,186,793

* Net of foreign withholding taxes on interest and dividends of	$16,804	$7,329	$68,434	$–	$–	$5,769	$1,992	$19

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–

#	See Note 1

See Notes to Financial Statements

122

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$9,005,521	$8,857,344	$391,658	$219,346	$6,664,782	$8,383,703	$45,640,119	$33,581,505
Net realized gain (loss) on investments and foreign currencies	32,839,874	53,602,115	2,487,981	26,494,594	2,901,278	14,267,169	12,493,622	(7,802,673)
Net unrealized gain (loss) on investments and foreign currencies	(45,659,943)	1,524,189	(3,423,426)	(2,110,223)	1,160,266	(6,137,864)	92,159,031	(41,645,334)

Net increase (decrease) in net assets resulting from operations	(3,814,548)	63,983,648	(543,787)	24,603,717	10,726,326	16,513,008	150,292,772	(15,866,502)

DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings	(61,562,142)	(28,418,172)	(26,547,942)	(5,084,499)	(22,740,565)	(9,573,695)	(36,081,103)	(29,745,347)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	35,716,300	5,300,297	20,475,333	(1,401,691)	(2,342,303)	(2,053,403)	192,420,128	212,261,412

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,660,390)	40,865,773	(6,616,396)	18,117,527	(14,356,542)	4,885,910	306,631,797	166,649,563
NET ASSETS:
Beginning of period	608,709,001	567,843,228	109,696,707	91,579,180	338,792,899	333,906,989	1,282,585,755	1,115,936,192

End of period	$579,048,611	$608,709,001	$103,080,311	$109,696,707	$324,436,357	$338,792,899	$1,589,217,552	$1,282,585,755

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the August 31, 2018 annual report.

Distributions to shareholders from:
Net investment income	$(8,100,720)	$(434,154)	$(7,646,556)	$(29,295,082)
Net realized gain on securities	(20,317,452)	(4,650,345)	(1,927,139)	(450,265)

Total distributions to shareholders	$(28,418,172)	$(5,084,499)	$(9,573,695)	$(29,745,347)

See Notes to Financial Statements

123

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT MONEY MARKET II FUND		HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND
	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$2,078,495	$1,175,020	$31,897,325	$29,649,641	$4,960,161	$4,501,228	$4,564,916	$3,420,241
Net realized gain (loss) on investments and foreign currencies	837	(7,492)	(3,687,817)	4,441,845	5,101,277	82,165,251	6,299,785	22,214,795
Net unrealized gain (loss) on investments and foreign currencies	–	–	11,460,683	(17,327,317)	(75,002,115)	(12,601,347)	(17,482,270)	9,558,207

Net increase (decrease) in net assets resulting from operations	2,079,332	1,167,528	39,670,191	16,764,169	(64,940,677)	74,065,132	(6,617,569)	35,193,243

DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings	(2,078,495)	(1,175,020)	(29,483,669)	(32,204,893)	(28,408,612)	(5,841,813)	(26,283,225)	(11,232,389)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(17,621,285)	4,050,214	70,624,814	30,514,165	(54,481,040)	(15,293,377)	20,300,914	33,499,196

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,620,448)	4,042,722	80,811,336	15,073,441	(147,830,329)	52,929,942	(12,599,880)	57,460,050
NET ASSETS:
Beginning of period	136,986,870	132,944,148	576,553,076	561,479,635	724,027,384	671,097,442	284,086,467	226,626,417

End of period	$119,366,422	$136,986,870	$657,364,412	$576,553,076	$576,197,055	$724,027,384	$271,486,587	$284,086,467

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the August 31, 2018 annual report.

Distributions to shareholders from:
Net investment income	$(1,175,020)	$(32,204,893)	$(5,841,813)	$(2,959,420)
Net realized gain on securities	–	–	–	(8,272,969)

Total distributions to shareholders	$(1,175,020)	$(32,204,893)	$(5,841,813)	$(11,232,389)

See Notes to Financial Statements

124

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP GROWTH FUND		MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		SMALL CAP GROWTH FUND
	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(177,166)	$(303,012)	$5,556,166	$4,045,936	$15,665,123	$16,403,626	$(1,032,672)	$(1,078,825)
Net realized gain (loss) on investments and foreign currencies	8,236,771	8,380,845	35,118,528	139,462,749	41,222,152	69,662,433	23,908,552	45,046,628
Net unrealized gain (loss) on investments and foreign currencies	(1,837,506)	28,304,073	(81,851,249)	(17,892,671)	(42,101,179)	(1,720,543)	(35,001,546)	17,234,244

Net increase (decrease) in net assets resulting from operations	6,222,099	36,381,906	(41,176,555)	125,616,014	14,786,096	84,345,516	(12,125,666)	61,202,047

DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings	(8,190,342)	(26,389,601)	(142,088,963)	(71,757,096)	(84,768,759)	(35,064,153)	(45,173,634)	(6,146,636)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	24,036,574	76,463,063	10,441,435	(183,620,229)	48,686,494	18,980,604	34,256,786	22,997,976

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,068,331	86,455,368	(172,824,083)	(129,761,311)	(21,296,169)	68,261,967	(23,042,514)	78,053,387
NET ASSETS:
Beginning of period	220,443,815	133,988,447	916,284,277	1,046,045,588	964,607,475	896,345,508	215,383,737	137,330,350

End of period	$242,512,146	$220,443,815	$743,460,194	$916,284,277	$943,311,306	$964,607,475	$192,341,223	$215,383,737

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the August 31, 2018 annual report.

Distributions to shareholders from:
Net investment income	$(219,879)	$(3,732,456)	$(14,676,075)	$–
Net realized gain on securities	(26,169,722)	(68,024,640)	(20,388,078)	(6,146,636)

Total distributions to shareholders	$(26,389,601)	$(71,757,096)	$(35,064,153)	$(6,146,636)

See Notes to Financial Statements

125

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		STRATEGIC BOND FUND		U.S. SOCIALLY RESPONSIBLE FUND#
	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$4,248,674	$5,331,667	$33,534,474	$29,863,580	$8,690,921	$10,863,154
Net realized gain (loss) on investments and foreign currencies	7,467,945	52,025,949	(3,565,009)	(3,504,948)	125,854,486	51,589,236
Net unrealized gain (loss) on investments and foreign currencies	(94,914,658)	30,354,684	37,544,146	(33,808,260)	(105,358,614)	72,482,641

Net increase (decrease) in net assets resulting from operations	(83,198,039)	87,712,300	67,513,611	(7,449,628)	29,186,793	134,935,031

DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings	(58,976,644)	(40,911,561)	(29,934,832)	(30,340,988)	(62,490,729)	(25,957,719)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(76,331,392)	(41,757,567)	(52,421,528)	142,137,238	(36,029,931)	(119,757,020)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(218,506,075)	5,043,172	(14,842,749)	104,346,622	(69,333,867)	(10,779,708)
NET ASSETS:
Beginning of period	534,547,945	529,504,773	853,401,574	749,054,952	789,118,140	799,897,848

End of period	$316,041,870	$534,547,945	$838,558,825	$853,401,574	$719,784,273	$789,118,140

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the August 31, 2018 annual report.

Distributions to shareholders from:
Net investment income	$(4,198,015)	$(30,340,988)	$(12,121,511)
Net realized gain on securities	(36,713,546)	–	(13,836,208)

Total distributions to shareholders	$(40,911,561)	$(30,340,988)	$(25,957,719)

#	See Note 1

See Notes to Financial Statements

126

VALIC Company II

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware statutory trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively, the “Funds,” or each, a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Growth Fund
Capital Appreciation Fund	Mid Cap Value Fund
Conservative Growth Lifestyle Fund*	Moderate Growth Lifestyle Fund*
Core Bond Fund	Small Cap Growth Fund
Government Money Market II Fund	Small Cap Value Fund
High Yield Bond Fund	Strategic Bond Fund
International Opportunities Fund	U.S. Socially Responsible Fund**
Large Cap Value Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either VALIC Company I (“VC I”) or VC II mutual funds.
**	Effective June 4, 2019, the name of the Socially Responsible Fund changed to U.S. Socially Responsible Fund.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of August 31, 2019, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the

127

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual

128

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Small Cap Value Fund and U.S. Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk and to express active credit views to enhance return.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations

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may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS — (continued)

The following tables represent the value of derivatives held as of August 31, 2019, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended August 31, 2019. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of August 31, 2019, please refer to the schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives			Liability Derivatives
Fund	Futures Contracts(1)(6)	Swap Contracts(2)	Foreign Forward Exchange Contracts(3)	Futures Contracts(1)(6)	Swap Contracts(4)	Foreign Forward Exchange Contracts(5)
	Equity Contracts			Equity Contracts
Small Cap Value	$—	$—	$—	$14,095	$—	$—
U.S. Socially Responsible	—	—	—	21,565	—	—

	Credit Contracts			Credit Contracts
High Yield Bond	—	—	—	—	59,214	—

	Foreign Exchange Contracts			Foreign Exchange Contracts
High Yield Bond	—	—	110,259	—	—	—
Strategic Bond	—	—	1,891,220	—	—	210,934

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Unrealized depreciation on swap contracts
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Small Cap Value	$(139,215)
U.S. Socially Responsible	337,224

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(1)	Swap Contracts(2)	Foreign Forward Exchange Contracts(3)
	Equity Contracts
Small Cap Value	$(633,504)	$—	$—
U.S. Socially Responsible	1,219,331	—	—

	Credit Contracts
High Yield Bond	—	(2,226)	—

	Foreign Exchange Contracts
High Yield Bond	—	—	1,023,854
Strategic Bond	—	—	3,229,068

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NOTES TO FINANCIAL STATEMENTS — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(4)	Swap Contracts(5)	Foreign Forward Exchange Contracts(6)
	Equity Contracts
Small Cap Value	$(432,833)	$—	$—
U.S. Socially Responsible	(15,187)	—	—

	Credit Contracts
High Yield Bond	—	(59,214)	—

	Foreign Exchange Contracts
High Yield Bond	—	—	130,855
Strategic Bond	—	—	1,385,915

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on forward contracts
(4)	Change in unrealized appreciation (depreciation) on futures contracts
(5)	Change in unrealized appreciation (depreciation) on swap contracts
(6)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended August 31, 2019.

	Average Amount Outstanding During the Year
Fund	Futures Contracts(1)	Swap Contracts(1)	Foreign Exchange Contracts(1)
High Yield Bond	$—	$150,000	$13,947,840
Small Cap Value	8,810,023	—	—
Strategic Bond	—	—	54,585,145
U.S. Socially Responsible	29,012,487	—	—

(1)	Amounts represent notional amounts in U.S. dollars.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of August 31, 2019. The repurchase agreements held by the Funds and securities on loan as of August 31, 2019, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank N.A.	$110,259	$—	$—	$110,259	$—	$—	$—	$—	$110,259	$—	$110,259

	Strategic Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank N.A.	$1,891,220	$—	$—	$1,891,220	$210,934	$—	$—	$210,934	$1,680,286	$—	$1,680,286

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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NOTES TO FINANCIAL STATEMENTS — (continued)

C. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

D. Mortgage-Backed Dollar Rolls

Certain Funds may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

E. When-Issued Securities and Forward Commitments

Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

F. Loans

Certain Funds invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

G. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

H. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Series’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

I. Investment Securities Loaned

To realize additional income, the Funds, except for Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and the Government Money Market II Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities

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lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statements of Operations as securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

J. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Lifestyle Funds, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 — 2018 or expected to be taken in each Fund’s 2019 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

K. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

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NOTES TO FINANCIAL STATEMENTS — (continued)

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

L. New Accounting Pronouncements

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements of Regulation S-X to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

In March 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-08, “Premium Amortization on Purchased Callable Debt Securities”, which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
Government Money Market II Fund	0.25%
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million
U.S. Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion

135

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

VALIC has entered into subadvisory agreements with the following:

BMO Asset Management Corp. (“BMO AM”)—subadviser for the Capital Appreciation Fund.

Delaware Investments Fund Advisers (“Delaware Investments”)—subadviser for a portion of the International Opportunities Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and the Small Cap Value Fund.

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Government Money Market II Fund and the U.S. Socially Responsible Fund.

BNY Mellon Asset Management North America Corporation (“BNY AM”)—subadviser for a portion of the Large Cap Value Fund.

Wellington Management Company LLP—subadviser for the High Yield Bond Fund, Mid Cap Growth Fund and a portion of the Mid Cap Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average daily net assets through December 31, 2020. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. The contractual expense waivers and fee reimbursements will continue until December 31, 2020, subject to termination by the Board, including a majority of the Trustees who are not interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (the “Disinterested Trustees”).

Fund	Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
Government Money Market II	0.55%
High Yield Bond	0.96%
International Opportunities	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Strategic Bond	0.89%
U.S. Socially Responsible	0.56%

For the year ended August 31, 2019, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$224,872
Capital Appreciation	152,302
Conservative Growth Lifestyle	162,040
Core Bond	84,233
Government Money Market II	145,575
High Yield Bond	41,280
International Opportunities	1,345,570
Large Cap Value	206,086
Mid Cap Growth	602,837
Mid Cap Value	99,451
Moderate Growth Lifestyle	308,346
Small Cap Growth	135,804
Small Cap Value	436,551
U.S. Socially Responsible	351,643

VALIC may also voluntarily waive fees and/or reimburse expenses to avoid a negative yield on the Government Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market II Fund will be able to avoid a negative yield. For the year ended August 31, 2019, VALIC did not voluntarily waive expenses to avoid a negative yield for the Government Money Market II Fund.

136

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of VALIC. SunAmerica receives from each Fund in the Series, other than the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. For the year ended August 31, 2019, the Administrator earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC I an annual fee of $132,510, which is allocated to each Fund in the Series and VC I based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the year ended August 31, 2019, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the year ended August 31, 2019, VALIC earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the year ended August 31, 2019, VC II has deferred $24,126 of trustee compensation.

During the year ended August 31, 2019, the following Fund incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Large Cap Value
Pershing LLC	$2,566

At August 31, 2019, the following affiliates owned outstanding shares of the following Funds:

	Holder
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VALIC Co. I Dynamic Allocation Fund	VCII Aggressive Growth Lifestyle	VCII Conservative Growth Lifestyle	VCII Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Capital Appreciation	—	—	41.72	5.99	21.33	5.23	25.73
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	—	—	87.79	0.72	0.78	3.42	7.29
Government Money Market II	—	—	100.00	—	—	—	—
High Yield Bond	0.01	—	85.05	0.25	3.76	4.28	6.65
International Opportunities	—	—	92.08	0.09	3.36	1.20	3.27
Large Cap Value	—	—	63.15	1.17	12.87	3.37	19.44
Mid Cap Growth	—	—	89.11	1.03	4.22	1.10	4.54
Mid Cap Value	0.28	—	91.26	0.33	3.10	1.04	3.99
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Small Cap Growth	—	—	88.82	1.55	4.74	0.93	3.96
Small Cap Value	—	—	94.06	0.91	2.65	0.33	2.05
Strategic Bond	0.06	0.01	80.14	0.34	3.50	5.38	10.57
U.S. Socially Responsible	0.01	—	99.99	—	—	—	—

137

†

Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “Funds-of-Funds” and “Feeder Funds.”

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds own shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the year ended August 31, 2019, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2019
VALIC Co. I Blue Chip Growth Fund	$—	$245,820	$11,369,749	$1,495,927	$11,281,998	$1,628,526	$(3,203,468)	$8,736
VALIC Co. I Capital Conservation Fund	215,056	—	10,920,916	1,370,384	3,360,496	(48,059)	784,472	9,667,217
VALIC Co. I Dividend Value Fund	613,485	3,447,361	30,651,225	7,568,293	5,121,434	(797,000)	(3,722,718)	28,578,366
VALIC Co. I Emerging Economies Fund	501,455	—	16,083,395	30,177,872	13,529,206	(3,835,802)	1,990,142	30,886,401
VALIC Co. I Global Real Estate Fund	1,030,629	—	42,476,598	1,030,629	23,796,139	(228,916)	1,416,394	20,898,566
VALIC Co. I Money Market I Fund	58,470	—	—	24,726,765	—	—	—	24,726,765
VALIC Co. I Government Securities Fund	115,891	—	—	6,330,862	808,037	22,510	402,950	5,948,285
VALIC Co. I Inflation Protected Fund	392,029	22,415	27,168,351	3,859,375	7,605,923	(59,595)	1,078,407	24,440,615
VALIC Co. I International Equities Index Fund	482,582	—	29,235,953	7,325,666	23,067,139	(3,187,457)	925,927	11,232,950
VALIC Co. I International Government Bond Fund	236,022	17,946	14,790,122	2,019,781	1,616,075	(34,710)	1,304,565	16,463,683
VALIC Co. I International Growth Fund	55,634	1,990,397	12,180,810	2,253,232	3,553,372	404,210	(2,271,905)	9,012,975
VALIC Co. I International Value Fund	846,673	—	29,258,337	8,639,111	7,706,184	(1,310,979)	(3,020,810)	25,859,475
VALIC Co. I Large Cap Core Fund	81,946	686,874	6,400,013	3,534,020	—	—	(500,753)	9,433,280
VALIC Co. I Large Capital Growth Fund	24,566	271,433	3,070,439	9,582,428	5,625,657	(625,571)	606,742	7,008,381
VALIC Co. I Mid Cap Index Fund	333,778	2,323,813	23,358,328	11,871,038	8,632,733	90,662	(3,993,974)	22,693,321
VALIC Co. I Mid Cap Strategic Growth Fund	1,366	877,410	10,038,114	878,776	—	—	(138,907)	10,777,983
VALIC Co. I Nasdaq-100® Index Fund	75,143	263,901	15,941,576	3,257,543	5,154,563	2,183,658	(2,079,503)	14,148,711
VALIC Co. I Science & Technology Fund	—	5,017,946	22,147,228	9,946,080	7,526,932	809,361	(4,079,603)	21,296,134
VALIC Co. I Small Cap Index Fund	88,949	661,968	7,771,408	16,435,101	8,798,142	514,347	(1,897,318)	14,025,396
VALIC Co. I Small Cap Special Values Fund	131,130	1,236,441	20,114,463	1,367,571	13,465,503	(408,637)	(3,030,414)	4,577,480
VALIC Co. I Stock Index Fund	856,532	1,232,928	51,100,555	23,091,792	13,841,794	272,898	(219,979)	60,403,472
VALIC Co. I Value Fund	185,020	—	12,120,568	2,919,607	1,656,192	689,946	(843,443)	13,230,486
VALIC Co. II Capital Appreciation Fund	50,790	5,482,359	22,388,386	5,533,149	317,458	217,444	(5,831,848)	21,989,673
VALIC Co. II Core Bond Fund	146,841	—	10,606,501	28,394,692	27,416,343	405,410	489,892	12,480,152
VALIC Co. II High Yield Bond Fund	1,077,995	—	16,835,780	12,202,697	5,034,951	144,148	584,738	24,732,412
VALIC Co. II International Opportunities Fund	211,191	823,629	20,935,917	5,823,160	4,393,956	690,330	(3,711,012)	19,344,439
VALIC Co. II Large Cap Value Fund	445,797	2,992,145	30,522,454	9,878,231	1,630,318	640,336	(4,468,686)	34,942,017
VALIC Co. II Mid Cap Growth Fund	—	345,508	10,058,488	345,508	—	—	(172,427)	10,231,569
VALIC Co. II Mid Cap Value Fund	118,434	4,091,648	24,113,525	8,289,291	4,287,303	(27,898)	(5,010,497)	23,077,118
VALIC Co. II Small Cap Growth Fund	—	2,106,528	12,585,346	2,205,268	2,860,308	788,554	(3,594,628)	9,124,232
VALIC Co. II Small Cap Value Fund	187,534	1,870,104	34,936,655	2,057,638	21,841,545	(1,908,467)	(4,877,662)	8,366,619
VALIC Co. II Strategic Bond Fund	1,017,308	—	29,613,913	3,193,412	4,668,809	(197,949)	1,425,383	29,365,950

	$9,582,246	$36,008,574	$608,795,113	$257,604,899	$238,598,510	$(3,168,700)	$(45,659,943)	$578,972,859

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2019
VALIC Co. I Blue Chip Growth Fund	$—	$—	$355,523	$1,343,674	$1,479,692	$(198,846)	$(20,659)	$—
VALIC Co. I Capital Conservation Fund	397,749	—	14,999,827	1,630,084	—	—	1,249,726	17,879,637
VALIC Co. I Dividend Value Fund	252,055	1,416,375	12,063,106	3,828,777	636,108	(46,242)	(1,836,929)	13,372,604
VALIC Co. I Emerging Economies Fund	147,139	—	3,858,220	9,724,164	5,393,066	(811,630)	419,991	7,797,679
VALIC Co. I Global Real Estate Fund	324,333	—	6,846,871	3,203,004	1,923,436	(109,634)	796,840	8,813,645
VALIC Co. I Money Market I Fund	34,414	—	—	13,486,882	—	—	—	13,486,882
VALIC Co. I Government Securities Fund	192,299	—	—	8,544,796	—	—	665,000	9,209,796
VALIC Co. I Inflation Protected Fund	219,501	12,550	15,263,733	6,019,648	1,710,325	(9,528)	984,341	20,547,869
VALIC Co. I International Equities Index Fund	64,073	—	13,236,917	7,444,127	19,694,387	(1,939,124)	960,306	7,839
VALIC Co. I International Government Bond Fund	232,287	17,662	15,035,233	2,080,822	2,164,552	(36,840)	1,288,499	16,203,162

138

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Conservative Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2019
VALIC Co. I International Growth Fund	$8,868	$317,251	$3,425,602	$369,167	$1,979,904	$(43,884)	$(334,393)	$1,436,588
VALIC Co. I International Value Fund	280,132	—	12,351,492	4,434,030	8,718,237	(1,470,819)	(132,699)	6,463,767
VALIC Co. I Large Cap Core Fund	22,162	185,761	2,912,942	207,923	420,058	43,856	(193,490)	2,551,173
VALIC Co. I Large Capital Growth Fund	62	689	862,699	1,003,802	1,672,902	(166,498)	(15,274)	11,827
VALIC Co. I Mid Cap Index Fund	83,988	584,737	7,392,919	8,760,559	9,188,388	(53,291)	(812,257)	6,099,542
VALIC Co. I Mid Cap Strategic Growth Fund	244	156,450	893,003	958,838	—	—	69,973	1,921,814
VALIC Co. I Nasdaq-100® Index Fund	22,713	79,768	6,176,313	901,103	2,546,947	30,620	(191,317)	4,369,772
VALIC Co. I Science & Technology Fund	—	1,461,655	7,061,333	3,673,736	3,215,114	(364,270)	(551,860)	6,603,825
VALIC Co. I Small Cap Index Fund	13,623	101,386	1,935,641	4,443,736	3,018,801	(151,036)	(263,747)	2,945,793
VALIC Co. I Small Cap Special Values Fund	60,205	567,681	9,715,985	627,885	6,501,353	(430,216)	(1,222,672)	2,189,629
VALIC Co. I Stock Index Fund	239,285	344,436	15,695,830	6,851,737	5,065,831	118,387	(186,461)	17,413,662
VALIC Co. I Value Fund	43,643	—	3,405,935	43,643	498,323	147,424	(219,993)	2,878,686
VALIC Co. II Capital Appreciation Fund	12,442	1,343,065	5,505,327	1,355,507	96,945	69,845	(1,446,718)	5,387,016
VALIC Co. II Core Bond Fund	1,096,616	—	23,123,524	38,834,538	11,156,644	262,171	3,276,223	54,339,812
VALIC Co. II High Yield Bond Fund	1,227,395	—	44,929,098	8,780,828	26,331,347	(225,782)	1,007,287	28,160,084
VALIC Co. II International Opportunities Fund	77,129	300,796	6,722,148	3,906,779	2,642,124	309,955	(1,364,501)	6,932,257
VALIC Co. II Large Cap Value Fund	122,830	824,425	8,575,886	2,623,116	922,357	362,272	(1,489,264)	9,149,653
VALIC Co. II Mid Cap Growth Fund	—	62,680	880,603	1,689,111	—	—	95,398	2,665,112
VALIC Co. II Mid Cap Value Fund	38,949	1,345,610	7,089,162	5,155,532	2,990,441	16,605	(1,548,902)	7,721,956
VALIC Co. II Small Cap Growth Fund	—	411,717	3,738,931	411,717	1,627,132	45,679	(785,881)	1,783,314
VALIC Co. II Small Cap Value Fund	29,609	295,260	10,879,821	644,643	8,724,988	(943,360)	(823,894)	1,032,222
VALIC Co. II Strategic Bond Fund	1,744,082	—	73,917,970	11,229,559	42,509,048	(1,334,490)	3,787,593	45,091,584

	$6,987,827	$9,829,954	$338,851,594	$164,213,467	$172,828,450	$(6,928,676)	$1,160,266	$324,468,201

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2019
VALIC Co. I Blue Chip Growth Fund	$—	$867,233	$17,529,694	$2,719,387	$17,930,174	$2,340,951	$(4,629,038)	$30,820
VALIC Co. I Capital Conservation Fund	722,428	—	28,866,538	3,068,311	1,744,135	(88,562)	2,372,442	32,474,594
VALIC Co. I Dividend Value Fund	921,788	5,179,812	39,505,611	16,226,511	3,641,955	249,498	(7,010,525)	45,329,140
VALIC Co. I Emerging Economies Fund	508,187	—	12,758,533	32,930,685	17,666,458	(3,127,691)	1,685,468	26,580,537
VALIC Co. I Global Real Estate Fund	973,334	—	38,517,791	2,339,067	18,664,803	(574,776)	1,891,927	23,509,206
VALIC Co. I Money Market I Fund	71,020	—	—	33,377,212	—	—	—	33,377,212
VALIC Co. I Government Securities Fund	294,754	—	—	14,821,982	1,308,101	36,441	1,021,801	14,572,123
VALIC Co. I Inflation Protected Fund	623,356	35,641	43,099,943	6,214,029	5,541,526	(34,563)	2,015,825	45,753,708
VALIC Co. I International Equities Index Fund	354,375	—	42,099,317	9,656,233	43,617,116	(4,214,547)	945,408	4,869,295
VALIC Co. I International Government Bond Fund	490,699	37,311	25,791,156	5,858,112	—	—	2,579,445	34,228,713
VALIC Co. I International Growth Fund	40,953	1,465,165	14,466,933	1,810,416	8,795,991	847,052	(2,668,423)	5,659,987
VALIC Co. I International Value Fund	733,005	—	37,671,537	11,388,476	19,457,790	(2,961,808)	(1,685,770)	24,954,645
VALIC Co. I Large Cap Core Fund	86,046	721,234	9,048,778	1,393,306	—	—	(536,919)	9,905,165
VALIC Co. I Large Capital Growth Fund	40,452	446,961	3,895,884	19,585,940	8,665,022	(580,365)	1,311,282	15,547,719
VALIC Co. I Mid Cap Index Fund	385,366	2,682,983	35,954,768	17,486,393	20,415,262	7,884	(4,756,625)	28,277,158
VALIC Co. I Mid Cap Strategic Growth Fund	1,496	961,151	10,996,154	962,647	—	—	(152,164)	11,806,637
VALIC Co. I Nasdaq-100® Index Fund	115,094	404,211	20,275,685	8,923,724	9,974,216	3,740,372	(3,245,203)	19,720,362
VALIC Co. I Science & Technology Fund	—	7,597,270	30,167,305	18,174,384	13,793,845	973,479	(5,539,204)	29,982,119
VALIC Co. I Small Cap Index Fund	78,759	586,137	7,400,536	18,424,818	11,281,472	(222,743)	(1,604,586)	12,716,553
VALIC Co. I Small Cap Special Values Fund	181,090	1,707,523	29,403,393	1,888,613	20,620,804	(1,110,411)	(3,769,573)	5,791,218
VALIC Co. I Stock Index Fund	1,325,474	1,907,943	61,363,473	49,207,712	11,951,554	323,844	406,369	99,349,844
VALIC Co. I Value Fund	253,582	—	14,423,156	4,862,786	1,183,635	496,698	(648,530)	17,950,475
VALIC Co. II Capital Appreciation Fund	61,263	6,612,921	26,863,489	6,674,184	242,546	168,390	(6,939,177)	26,524,340
VALIC Co. II Core Bond Fund	2,068,737	—	56,324,113	74,233,903	21,582,851	(201,322)	7,024,697	115,798,540
VALIC Co. II High Yield Bond Fund	1,905,461	—	43,007,529	12,431,562	12,906,667	565,832	618,674	43,716,930

139

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Moderate Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2019
VALIC Co. II International Opportunities Fund	$220,069	$858,252	$26,109,153	$5,672,678	$9,214,688	$1,602,221	$(5,306,234)	$18,863,130
VALIC Co. II Large Cap Value Fund	654,115	4,390,353	46,001,586	13,514,095	910,488	357,610	(6,196,080)	52,766,723
VALIC Co. II Mid Cap Growth Fund	—	382,740	11,142,378	1,930,570	1,909,814	(27,061)	(119,018)	11,017,055
VALIC Co. II Mid Cap Value Fund	151,189	5,223,245	30,856,167	13,714,173	8,644,479	(8,126)	(6,260,214)	29,657,521
VALIC Co. II Small Cap Growth Fund	—	1,977,603	15,825,486	1,977,603	6,966,696	1,690,840	(4,907,374)	7,619,859
VALIC Co. II Small Cap Value Fund	177,210	1,767,153	46,506,035	1,944,363	34,091,181	(3,828,559)	(4,025,138)	6,505,520
VALIC Co. II Strategic Bond Fund	3,152,438	—	138,878,160	13,484,467	68,739,541	(1,011,268)	6,025,278	88,637,096

	$16,591,740	$45,812,842	$964,750,281	$426,898,342	$401,462,810	$(4,590,690)	$(42,101,179)	$943,493,944

†	Includes reinvestment of distributions paid.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended August 31, 2019 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$212,014,079	$238,598,510	$—	$—
Capital Appreciation	61,120,031	66,557,388	—	—
Conservative Growth Lifestyle	147,395,686	172,828,450	—	—
Core Bond	1,008,926,859	877,781,092	650,935,572	562,692,070
Government Money Market II	—	—	—	—
High Yield Bond	280,987,322	194,965,080	—	—
International Opportunities	243,060,087	308,129,058	—	—
Large Cap Value	217,253,409	217,545,033	—	—
Mid Cap Growth	88,749,691	72,891,227	—	—
Mid Cap Value	335,157,846	452,010,064	—	—
Moderate Growth Lifestyle	364,493,760	401,462,810	—	—
Small Cap Growth	115,098,941	120,186,995	—	—
Small Cap Value	209,850,852	325,717,197	—	—
Strategic Bond	616,811,904	705,534,850	159,201,578	110,082,874
U.S. Socially Responsible	249,300,284	357,354,429	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, treatment of defaulted securities and derivative transactions.

140

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at August 31, 2019.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Aggressive Growth Lifestyle	$587,472,793	$18,107,600	$(26,607,534)	$(8,499,934)
Capital Appreciation	87,499,365	18,284,853	(3,959,339)	14,325,514
Conservative Growth Lifestyle	322,772,271	9,758,149	(8,062,219)	1,695,930
Core Bond	1,520,061,608	74,459,642	(6,715,050)	67,744,592
Government Money Market II	117,215,019	—	—	—
High Yield Bond	667,300,463	25,185,217	(18,699,585)	6,485,632
International Opportunities	517,532,789	104,695,885	(32,302,103)	72,393,782
Large Cap Value	262,148,410	24,838,596	(16,148,821)	8,689,775
Mid Cap Growth	212,632,575	43,973,032	(12,303,095)	31,669,937
Mid Cap Value	702,630,844	87,179,931	(45,552,121)	41,627,810
Moderate Growth Lifestyle	940,094,738	32,972,290	(29,573,083)	3,399,207
Small Cap Growth	187,341,508	31,479,311	(21,132,136)	10,347,175
Small Cap Value	320,838,275	37,329,800	(39,078,945)	(1,749,145)
Strategic Bond	822,701,725	29,177,800	(14,015,308)	15,162,492
U.S. Socially Responsible	536,727,648	221,839,596	(37,567,999)	184,271,597

@	Unrealized appreciation (depreciation) includes amounts for derivatives.

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to partnership adjustments and short-term gains treated as ordinary income distributions for tax purposes.

The tax basis distributable earnings at August 31, 2019 and the tax character of distributions paid during the year ended August 31, 2019 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended August 31, 2019
Fund	Ordinary Income	Long- term Capital Gains and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$14,400,845	$31,582,812	$(8,499,934)	$11,408,394	$50,153,748
Capital Appreciation	391,903	3,362,489	14,325,514	4,246,215	22,301,727
Conservative Growth Lifestyle	8,185,706	4,727,595	1,695,930	10,490,382	12,250,183
Core Bond	48,241,701	—	67,744,592	36,081,103	—
Government Money Market II	8,290	(6,655)	—	2,078,495	—
High Yield Bond	32,918,358	(11,157,153)	6,484,193	29,483,669	—
International Opportunities	3,889,011	9,589,309	72,306,034	5,797,758	22,610,854
Large Cap Value	5,706,876	11,741,047	8,689,775	7,371,579	18,911,646
Mid Cap Growth	77,627	9,498,511	31,669,936	2,608,627	5,581,715
Mid Cap Value	6,164,408	42,658,754	41,627,829	9,993,849	132,095,114
Moderate Growth Lifestyle	22,793,531	41,673,422	3,399,206	20,315,546	64,453,213
Small Cap Growth	1,685,214	21,485,041	10,347,175	6,684,170	38,489,464
Small Cap Value	4,533,901	8,997,808	(1,749,145)	11,730,674	47,245,970
Strategic Bond	37,301,485	(27,049,113)	15,146,025	29,934,832	—
U.S. Socially Responsible	12,085,797	122,069,476	184,271,597	12,183,211	50,307,518

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

141

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The tax character of distributions paid during the year ended August 31, 2018 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$9,804,295	$18,613,877
Capital Appreciation	434,154	4,650,345
Conservative Growth Lifestyle	8,269,513	1,304,182
Core Bond	29,745,347	—
Government Money Market II	1,175,017	3
High Yield Bond	32,204,893	—
International Opportunities	5,841,813	—
Large Cap Value	2,959,420	8,272,969
Mid Cap Growth	3,368,041	23,021,560
Mid Cap Value	3,732,456	68,024,640
Moderate Growth Lifestyle	16,737,065	18,327,088
Small Cap Growth	—	6,146,636
Small Cap Value	17,762,025	23,149,536
Strategic Bond	30,340,988	—
U.S. Socially Responsible	13,352,654	12,605,065

As of August 31, 2019, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Unlimited
Fund	ST	LT
Aggressive Growth Lifestyle	$—	$—
Capital Appreciation	—	—
Conservative Growth Lifestyle	—	—
Core Bond	—	—
Government Money Market II	6,655	—
High Yield Bond	2,191,954	8,965,199
International Opportunities	—	—
Large Cap Value	—	—
Mid Cap Growth	—	—
Mid Cap Value	—	—
Moderate Growth Lifestyle	—	—
Small Cap Growth	—	—
Small Cap Value	—	—
Strategic Bond	11,916,922	15,132,191
U.S. Socially Responsible	—	—

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized
Aggressive Growth Lifestyle	$—
Capital Appreciation	—
Conservative Growth Lifestyle	—
Core Bond	471,632
Government Money Market II	—
High Yield Bond	145,499
International Opportunities	—
Large Cap Value	—
Mid Cap Growth	—
Mid Cap Value	—
Moderate Growth Lifestyle	—
Small Cap Growth	—
Small Cap Value	—
Strategic Bond	—
U.S. Socially Responsible	—

142

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2019, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$2,431,299	$—
Capital Appreciation	—	846,005	—
Conservative Growth Lifestyle	—	2,625,014	—
Core Bond	—	—	2,247,296
Government Money Market II	—	—	—
High Yield Bond	—	(536,733)	5,478,316
International Opportunities	—	24,460,479	(20,117,685)
Large Cap Value	—	5,970,575	—
Mid Cap Growth	287,207	1,328,365	—
Mid Cap Value	63	7,780,151	—
Moderate Growth Lifestyle	—	5,876,894	—
Small Cap Growth	656,984	—	—
Small Cap Value	—	13,720,164	(11,539,632)
Strategic Bond	—	(2,459,155)	5,014,186
U.S. Socially Responsible	—	—	—

For the period ended August 31, 2019, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, partnership adjustments, disposition of passive foreign investment companies securities, swaps, and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Aggressive Growth Lifestyle	$5,393,613	$(5,393,613)	$—
Capital Appreciation	200	(200)	—
Conservative Growth Lifestyle	1,519,959	(1,519,959)	—
Core Bond	2,450,307	(2,450,307)	—
Government Money Market II	—	—	—
High Yield Bond	1,027,860	(1,027,860)	—
International Opportunities	(91,166)	91,166	—
Large Cap Value	—	—	—
Mid Cap Growth	126,086	(126,086)	—
Mid Cap Value	547,509	(547,509)	—
Moderate Growth Lifestyle	7,125,672	(7,125,672)	—
Small Cap Growth	1,177,454	(1,177,454)	—
Small Cap Value	315,070	(315,070)	—
Strategic Bond	2,335,840	(2,335,840)	—
U.S. Socially Responsible	3,496	(3,496)	—

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the year ended August 31, 2019		For the year ended August 31, 2018		For the year ended August 31, 2019		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,109,924	$22,475,544	2,261,629	$25,539,244	394,188	$7,322,698	333,830	$6,131,430
Reinvested dividends	6,137,801	61,562,142	2,530,559	28,418,172	1,825,856	26,547,942	270,452	5,084,499
Shares redeemed	(4,530,285)	(48,321,386)	(4,299,771)	(48,657,119)	(746,236)	(13,395,307)	(689,625)	(12,617,620)

Net increase (decrease)	3,717,440	$35,716,300	492,417	$5,300,297	1,473,808	$20,475,333	(85,343)	$(1,401,691)

143

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Conservative Growth Lifestyle				Core Bond
	For the year ended August 31, 2019		For the year ended August 31, 2018		For the year ended August 31, 2019		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,120,264	$13,470,335	2,377,368	$29,437,020	57,112,744	$625,559,507	29,511,097	$323,398,151
Reinvested dividends	1,953,657	22,740,565	784,086	9,573,695	3,247,624	36,081,103	2,798,245	29,745,347
Shares redeemed	(3,221,687)	(38,553,203)	(3,319,276)	(41,064,118)	(41,982,996)	(469,220,482)	(12,929,573)	(140,882,086)

Net increase (decrease)	(147,766)	$(2,342,303)	(157,822)	$(2,053,403)	18,377,372	$192,420,128	19,379,769	$212,261,412

	Government Money Market II				High Yield Bond
	For the year ended August 31, 2019		For the year ended August 31, 2018		For the year ended August 31, 2019		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	46,210,098	$46,210,098	68,624,800	$68,624,800	21,616,604	$164,112,365	11,100,701	$86,814,583
Reinvested dividends	2,078,495	2,078,495	1,175,020	1,175,020	3,936,404	29,483,669	4,322,804	32,204,893
Shares redeemed	(65,909,878)	(65,909,878)	(65,749,606)	(65,749,606)	(16,236,613)	(122,971,220)	(11,359,541)	(88,505,311)

Net increase (decrease)	(17,621,285)	$(17,621,285)	4,050,214	$4,050,214	9,316,395	$70,624,814	4,063,964	$30,514,165

	International Opportunities				Large Cap Value
	For the year ended August 31, 2019		For the year ended August 31, 2018		For the year ended August 31, 2019		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,535,467	$47,560,772	3,699,729	$76,917,051	1,143,376	$24,532,407	2,543,267	$56,659,816
Reinvested dividends	1,510,293	28,408,612	265,537	5,841,813	1,318,116	26,283,225	505,508	11,232,389
Shares redeemed	(6,776,358)	(130,450,424)	(4,618,761)	(98,052,241)	(1,441,520)	(30,514,718)	(1,537,976)	(34,393,009)

Net increase (decrease)	(2,730,598)	$(54,481,040)	(653,495)	$(15,293,377)	1,019,972	$20,300,914	1,510,799	$33,499,196

	Mid Cap Growth				Mid Cap Value
	For the year ended August 31, 2019		For the year ended August 31, 2018		For the year ended August 31, 2019		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,935,911	$49,258,920	6,349,160	$67,710,409	1,579,237	$31,875,533	2,219,283	$48,598,719
Reinvested dividends	792,103	8,190,342	2,513,295	26,389,601	8,372,950	142,088,963	3,290,101	71,757,096
Shares redeemed	(3,264,086)	(33,412,688)	(1,591,525)	(17,636,947)	(8,107,140)	(163,523,061)	(13,359,809)	(303,976,044)

Net increase (decrease)	2,463,928	$24,036,574	7,270,930	$76,463,063	1,845,047	$10,441,435	(7,850,425)	$(183,620,229)

	Moderate Growth Lifestyle				Small Cap Growth
	For the year ended August 31, 2019		For the year ended August 31, 2018		For the year ended August 31, 2019		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,811,567	$40,461,449	3,727,590	$55,563,392	1,942,186	$39,526,464	3,205,402	$65,066,801
Reinvested dividends	6,196,547	84,768,759	2,364,407	35,064,153	2,705,008	45,173,634	275,881	6,146,636
Shares redeemed	(5,340,558)	(76,543,714)	(4,798,128)	(71,646,941)	(2,500,467)	(50,443,312)	(2,330,204)	(48,215,461)

Net increase (decrease)	3,667,556	$48,686,494	1,293,869	$18,980,604	2,146,727	$34,256,786	1,151,079	$22,997,976

	Small Cap Value				Strategic Bond
	For the year ended August 31, 2019		For the year ended August 31, 2018		For the year ended August 31, 2019		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,328,171	$31,448,250	2,328,908	$35,596,185	13,254,514	$145,988,927	17,840,623	$200,318,993
Reinvested dividends	5,337,253	58,976,644	2,630,969	40,911,561	2,711,488	29,934,832	2,814,563	30,340,988
Shares redeemed	(12,255,616)	(166,756,286)	(7,571,033)	(118,265,313)	(20,647,095)	(228,345,287)	(7,925,949)	(88,522,743)

Net increase (decrease)	(4,590,192)	$(76,331,392)	(2,611,156)	$(41,757,567)	(4,681,093)	$(52,421,528)	12,729,237	$142,137,238

144

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	U.S. Socially Responsible
	For the year ended August 31, 2019		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	664,063	$14,332,859	742,747	$16,277,508
Reinvested dividends	2,899,802	62,490,729	1,164,545	25,957,719
Shares redeemed	(5,062,961)	(112,853,519)	(7,434,125)	(161,992,247)

Net increase (decrease)	(1,499,096)	$(36,029,931)	(5,526,833)	$(119,757,020)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the year ended August 31, 2019, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investments from the U.S. Government. As a result of the Core Bond Fund, Government Money Market II Fund and Strategic Bond Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The International Opportunities Fund invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Fund, except the Government Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest is currently payable under the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted lines of credit made available by State Street to the Series and certain other funds managed by the Adviser, which are also party to the uncommitted lines of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. For the year ended August 31, 2019, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	1	$44	$425,000	3.69%
High Yield Bond	1	97	958,295	3.63
International Opportunities	2	206	1,047,303	3.56
Large Cap Value	20	960	488,501	3.58
Mid Cap Growth	4	119	288,553	3.66
Mid Cap Value	1	14	133,974	3.63
Moderate Growth Lifestyle	5	285	580,165	3.53
Small Cap Growth	2	301	1,520,887	3.61
Small Cap Value	1	10	103,358	3.63
U.S. Socially Responsible	18	7,316	4,175,655	3.48

At August 31, 2019, there were no borrowings outstanding.

145

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended August 31, 2019, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the year ended August 31, 2019, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
International Opportunities	$61,157	$418,824	$43,237
Mid Cap Growth	210,881	309,287	(12,801)
Mid Cap Value	524,566	200,753	(43,172)

Note 12 — Unfunded Loan Commitments

At August 31, 2019, Strategic Bond Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Mavis Tire Express Services Corp., Inc.	Delayed Draw	03/20/2025	$38,131	$37,345

146

VALIC Company II

FINANCIAL HIGHLIGHTS

	Aggressive Growth Lifestyle Fund										Capital Appreciation Fund
	Year Ended August 31,										Year Ended August 31,
	2019		2018		2017		2016		2015		2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$11.34		$10.68		$10.41		$10.67		$12.04		$20.13	$16.55	$15.99	$16.35	$15.88

Income (loss) from investment operations:
Net investment income (loss)(d)	0.17		0.17		0.16		0.19		0.20		0.07	0.04	0.08	0.09	0.06
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.24)		1.04		0.93		0.56		(0.52)		(0.26)	4.51	2.12	1.20	0.46
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	(0.07)		1.21		1.09		0.75		(0.32)		(0.19)	4.55	2.20	1.29	0.52

Distributions from:
Net investment income	(0.21)		(0.16)		(0.21)		(0.23)		(0.19)		(0.05)	(0.08)	(0.08)	(0.06)	(0.05)
Net realized gain on securities	(0.97)		(0.39)		(0.61)		(0.78)		(0.86)		(5.00)	(0.89)	(1.56)	(1.59)	–

Total distributions	(1.18)		(0.55)		(0.82)		(1.01)		(1.05)		(5.05)	(0.97)	(1.64)	(1.65)	(0.05)

Net asset value at end of period	$10.09		$11.34		$10.68		$10.41		$10.67		$14.89	$20.13	$16.55	$15.99	$16.35

TOTAL RETURN(a)	(0.52)%		11.39%		10.61%		7.53%		(3.17)%		(0.35)%	27.94%	14.13%	8.33%	3.28%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.15	%(e)	0.14	%(e)	1.00%	0.99%	0.99%	1.00%	0.98%
Ratio of expense reductions to average net assets	–		–		–		–		–		0.00%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.56	%(e)	1.49	%(e)	1.47	%(e)	1.78	%(e)	1.71	%(e)	0.38%	0.22%	0.50%	0.52%	0.36%
Ratio of net investment income (loss) to average net assets(c)	1.52	%(e)	1.45	%(e)	1.44	%(e)	1.73	%(e)	1.67	%(e)	0.23%	0.08%	0.36%	0.37%	0.23%
Portfolio turnover rate	37%		49%		36%		24%		31%		60%	124%	66%	54%	44%
Number of shares outstanding at end of period (000’s)	57,377		53,660		53,168		51,410		47,707		6,923	5,449	5,535	5,313	5,014
Net assets at the end of period (000’s)	$579,049		$608,709		$567,843		$535,245		$508,890		$103,080	$109,697	$91,579	$84,946	$81,961

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

147

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Conservative Growth Lifestyle Fund										Core Bond Fund
	Year Ended August 31,										Year Ended August 31,
	2019		2018		2017		2016		2015		2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$12.31		$12.07		$11.82		$11.95		$13.12		$10.74	$11.15	$11.30	$10.93	$11.09

Income (loss) from investment operations:
Net investment income (loss)(d)	0.25		0.31		0.28		0.30		0.31		0.33	0.30	0.27	0.24	0.23
Net realized and unrealized gain (loss) on investments and foreign currencies	0.17		0.28		0.39		0.41		(0.62)		0.70	(0.45)	(0.12)	0.38	(0.16)
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.42		0.59		0.67		0.71		(0.31)		1.03	(0.15)	0.15	0.62	0.07

Distributions from:
Net investment income	(0.36)		(0.28)		(0.32)		(0.34)		(0.29)		(0.24)	(0.26)	(0.30)	(0.22)	(0.23)
Net realized gain on securities	(0.52)		(0.07)		(0.10)		(0.50)		(0.57)		–	(0.00)	–	(0.03)	–

Total distributions	(0.88)		(0.35)		(0.42)		(0.84)		(0.86)		(0.24)	(0.26)	(0.30)	(0.25)	(0.23)

Net asset value at end of period	$11.85		$12.31		$12.07		$11.82		$11.95		$11.53	$10.74	$11.15	$11.30	$10.93

TOTAL RETURN(a)	3.52%		4.94%		5.76%		6.19%		(2.65)%		9.64%	(1.32)%	1.37%	5.78%	0.62%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.14	%(e)	0.78%	0.78%	0.80%	0.79%	0.79%
Ratio of expense reductions to average net assets	–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.06	%(e)	2.47	%(e)	2.31	%(e)	2.51	%(e)	2.45	%(e)	2.99%	2.80%	2.40%	2.16%	2.10%
Ratio of net investment income (loss) to average net assets(c)	2.01	%(e)	2.43	%(e)	2.27	%(e)	2.46	%(e)	2.40	%(e)	2.99%	2.78%	2.37%	2.15%	2.08%
Portfolio turnover rate	45%		44%		38%		27%		33%		97%	73%	76%	139%	153%
Number of shares outstanding at end of period (000’s)	27,369		27,516		27,674		27,779		27,270		137,809	119,431	100,052	106,434	97,489
Net assets at the end of period (000’s)	$324,436		$338,793		$333,907		$328,390		$325,797		$1,589,218	$1,282,586	$1,115,936	$1,202,915	$1,065,803

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

148

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Government Money Market II Fund						High Yield Bond Fund
	Year Ended August 31,						Year Ended August 31,
	2019	2018	2017	2016	2015		2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$7.53	$7.75	$7.56	$7.40	$7.93

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02	0.01	0.00	0.00	0.00		0.39	0.40	0.41	0.37	0.38
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00	(0.00)	0.00	0.00	0.00		0.09	(0.18)	0.15	0.13	(0.53)
Net increase from payments by affiliates	–	–	–	–	0.00		–	–	–	–	–

Total income (loss) from investment operations	0.02	0.01	0.00	0.00	0.00		0.48	0.22	0.56	0.50	(0.15)

Distributions from:
Net investment income	(0.02)	(0.01)	(0.00)	(0.00)	(0.00)		(0.35)	(0.44)	(0.37)	(0.34)	(0.38)
Net realized gain on securities	–	–	–	–	–		–	–	–	–	–

Total distributions	(0.02)	(0.01)	(0.00)	(0.00)	(0.00)		(0.35)	(0.44)	(0.37)	(0.34)	(0.38)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$7.66	$7.53	$7.75	$7.56	$7.40

TOTAL RETURN(a)	1.75%	0.91%	0.16%	0.01%	0.01	%(e)	6.47%	2.89%	7.54%	7.07%	(2.02)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.55%	0.55%	0.50%	0.32%	0.15%		0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets(c)	0.67%	0.65%	0.70%	0.66%	0.64%		0.97%	0.97%	0.97%	0.99%	0.98%
Ratio of expense reductions to average net assets	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.73%	0.91%	0.16%	0.01%	0.01%		5.25%	5.16%	5.27%	5.16%	5.00%
Ratio of net investment income (loss) to average net assets(c)	1.61%	0.81%	(0.04)%	(0.33)%	(0.48)%		5.24%	5.15%	5.26%	5.13%	4.97%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A		34%	26%	52%	36%	36%
Number of shares outstanding at end of period (000’s)	119,345	136,966	132,916	141,263	159,882		85,841	76,525	72,461	78,148	63,332
Net assets at the end of period (000’s)	$119,366	$136,987	$132,944	$141,291	$159,905		$657,364	$576,553	$561,480	$590,679	$468,855

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

149

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	International Opportunities Fund					Large Cap Value Fund
	Year Ended August 31,					Year Ended August 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$21.31	$19.38	$16.00	$15.08	$15.50	$22.76	$20.66	$18.41	$17.08	$17.58

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16	0.13	0.14	0.14	0.16	0.36	0.30	0.24	0.27	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.10)	1.97	3.49	0.94	(0.38)	(0.92)	2.80	2.27	1.27	(0.46)
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	(1.94)	2.10	3.63	1.08	(0.22)	(0.56)	3.10	2.51	1.54	(0.26)

Distributions from:
Net investment income	(0.19)	(0.17)	(0.25)	(0.16)	(0.20)	(0.27)	(0.26)	(0.26)	(0.21)	(0.24)
Net realized gain on securities	(0.74)	–	–	–	–	(1.82)	(0.74)	–	–	–

Total distributions	(0.93)	(0.17)	(0.25)	(0.16)	(0.20)	(2.09)	(1.00)	(0.26)	(0.21)	(0.24)

Net asset value at end of period	$18.44	$21.31	$19.38	$16.00	$15.08	$20.11	$22.76	$20.66	$18.41	$17.08

TOTAL RETURN(a)	(9.20)%	10.81%	22.81%	7.23%	(1.50)%	(2.39)%	15.12%	13.66%	9.09%	(1.56)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00%	1.00%	1.00%	1.00%	1.00%	0.81%	0.81%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets(c)	1.22%	1.20%	1.22%	1.21%	1.21%	0.89%	0.88%	0.88%	0.89%	0.88%
Ratio of expense reductions to average net assets	0.00%	–	–	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.83%	0.61%	0.82%	0.91%	1.02%	1.68%	1.35%	1.21%	1.59%	1.11%
Ratio of net investment income (loss) to average net assets(c)	0.60%	0.41%	0.60%	0.70%	0.81%	1.60%	1.27%	1.14%	1.51%	1.04%
Portfolio turnover rate	41%	46%	62%	58%	59%	81%	90%	77%	71%	72%
Number of shares outstanding at end of period (000’s)	31,253	33,984	34,637	37,260	39,548	13,500	12,480	10,969	12,540	11,333
Net assets at the end of period (000’s)	$576,197	$724,027	$671,097	$596,055	$596,301	$271,487	$284,086	$226,626	$230,844	$193,602

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

150

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Growth Fund					Mid Cap Value Fund
	Year Ended August 31,					Year Ended August 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$10.71	$10.06	$8.42	$8.81	$10.13	$22.13	$21.23	$20.45	$21.82	$25.15

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)	(0.02)	0.00	(0.02)	(0.02)	0.14	0.09	0.07	0.14	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	0.19	2.56	1.64	0.24	0.27	(1.11)	2.62	2.17	1.73	(0.82)
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	0.18	2.54	1.64	0.22	0.25	(0.97)	2.71	2.24	1.87	(0.75)

Distributions from:
Net investment income	–	(0.02)	–	–	–	(0.11)	(0.09)	(0.13)	(0.06)	(0.05)
Net realized gain on securities	(0.37)	(1.87)	–	(0.61)	(1.57)	(3.86)	(1.72)	(1.33)	(3.18)	(2.53)

Total distributions	(0.37)	(1.89)	–	(0.61)	(1.57)	(3.97)	(1.81)	(1.46)	(3.24)	(2.58)

Net asset value at end of period	$10.52	$10.71	$10.06	$8.42	$8.81	$17.19	$22.13	$21.23	$20.45	$21.82

TOTAL RETURN(a)	1.72%	25.54%	19.48%	3.01%	1.66%	(4.14)%	12.90%	11.02%	9.62%	(3.61)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets(c)	1.12%	1.15%	1.17%	1.17%	1.14%	1.06%	1.05%	1.05%	1.06%	1.06%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.08)%	(0.18)%	0.04%	(0.27)%	(0.26)%	0.73%	0.40%	0.32%	0.65%	0.28%
Ratio of net investment income (loss) to average net assets(c)	(0.35)%	(0.49)%	(0.28)%	(0.59)%	(0.54)%	0.72%	0.40%	0.32%	0.64%	0.27%
Portfolio turnover rate	32%	35%	162%	92%	102%	44%	44%	44%	44%	56%
Number of shares outstanding at end of period (000’s)	23,048	20,584	13,313	14,338	17,507	43,256	41,411	49,262	48,776	42,460
Net assets at the end of period (000’s)	$242,512	$220,444	$133,988	$120,774	$154,291	$743,460	$916,284	$1,046,046	$997,576	$926,580

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

151

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Moderate Growth Lifestyle Fund										Small Cap Growth Fund
	Year Ended August 31,										Year Ended August 31,
	2019		2018		2017		2016		2015		2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$15.00		$14.23		$13.98		$14.09		$15.61		$23.31	$16.98	$14.20	$15.31	$16.27

Income (loss) from investment operations:
Net investment income (loss)(d)	0.24		0.26		0.24		0.30		0.29		(0.11)	(0.12)	(0.08)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.00)		1.08		0.92		0.70		(0.65)		(1.22)	7.14	3.72	0.42	0.97
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.24		1.34		1.16		1.00		(0.36)		(1.33)	7.02	3.64	0.39	0.93

Distributions from:
Net investment income	(0.32)		(0.24)		(0.32)		(0.32)		(0.28)		–	–	–	–	–
Net realized gain on securities	(1.04)		(0.33)		(0.59)		(0.79)		(0.88)		(5.09)	(0.69)	(0.86)	(1.50)	(1.89)

Total distributions	(1.36)		(0.57)		(0.91)		(1.11)		(1.16)		(5.09)	(0.69)	(0.86)	(1.50)	(1.89)

Net asset value at end of period	$13.88		$15.00		$14.23		$13.98		$14.09		$16.89	$23.31	$16.98	$14.20	$15.31

TOTAL RETURN(a)	1.71%		9.44%		8.42%		7.48%		(2.68)%		(5.47)%	41.51%	26.05%	4.40%	5.26%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.13	%(e)	0.13	%(e)	0.14	%(e)	0.14	%(e)	0.13	%(e)	1.23%	1.22%	1.25%	1.29%	1.25%
Ratio of expense reduction to average net assets	–		–		–		–		–		0.01%	0.00%	0.00%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.69	%(e)	1.75	%(e)	1.68	%(e)	2.15	%(e)	1.92	%(e)	(0.54)%	(0.61)%	(0.53)%	(0.22)%	(0.25)%
Ratio of net investment income (loss) to average net assets(c)	1.66	%(e)	1.72	%(e)	1.65	%(e)	2.11	%(e)	1.89	%(e)	(0.61)%	(0.67)%	(0.62)%	(0.35)%	(0.34)%
Portfolio turnover rate	39%		47%		36%		33%		30%		60%	63%	40%	39%	49%
Number of shares outstanding at end of period (000’s)	67,965		64,297		63,003		60,581		56,655		11,386	9,239	8,088	7,035	7,185
Net assets at the end of period (000’s)	$943,311		$964,607		$896,346		$846,974		$798,444		$192,341	$215,384	$137,330	$99,884	$110,029

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

152

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Value Fund					Strategic Bond Fund
	Year Ended August 31,					Year Ended August 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$15.74	$14.47	$13.57	$14.01	$16.65	$10.86	$11.38	$11.28	$11.00	$11.77

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15	0.15	0.11	0.13	0.17	0.43	0.42	0.39	0.38	0.42
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.80)	2.36	1.48	1.27	(0.56)	0.46	(0.53)	0.13	0.39	(0.68)
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	(2.65)	2.51	1.59	1.40	(0.39)	0.89	(0.11)	0.52	0.77	(0.26)

Distributions from:
Net investment income	(0.21)	(0.13)	(0.14)	(0.17)	(0.10)	(0.40)	(0.41)	(0.42)	(0.45)	(0.41)
Net realized gain on securities	(2.12)	(1.11)	(0.55)	(1.67)	(2.15)	–	–	–	(0.04)	(0.10)

Total distributions	(2.33)	(1.24)	(0.69)	(1.84)	(2.25)	(0.40)	(0.41)	(0.42)	(0.49)	(0.51)

Net asset value at end of period	$10.76	$15.74	$14.47	$13.57	$14.01	$11.35	$10.86	$11.38	$11.28	$11.00

TOTAL RETURN(a)	(17.24)%	17.40%	11.61%	11.27%	(3.38)%	8.27%	(0.96)%	4.75%	7.15%	(2.32)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95%	0.95%	0.95%	0.95%	0.95%	0.87%	0.87%	0.88%	0.88%	0.87%
Ratio of expenses to average net assets(c)	1.06%	1.03%	1.03%	1.04%	1.03%	0.87%	0.87%	0.88%	0.88%	0.87%
Ratio of expense reductions to average net assets	0.01%	0.00%	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.07%	0.96%	0.71%	0.98%	1.02%	3.92%	3.73%	3.48%	3.51%	3.67%
Ratio of net investment income (loss) to average net assets(c)	0.96%	0.88%	0.62%	0.89%	0.95%	3.92%	3.73%	3.48%	3.51%	3.67%
Portfolio turnover rate	55%	46%	79%	59%	50%	95%	133%	118%	162%	132%
Number of shares outstanding at end of period (000’s)	29,381	33,971	36,582	37,866	34,784	73,893	78,574	65,845	72,983	71,428
Net assets at the end of period (000’s)	$316,042	$534,548	$529,505	$513,783	$487,157	$838,559	$853,401	$749,055	$823,464	$785,635

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

153

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	U.S. Socially Responsible Fund*
	Year Ended August 31,
	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$23.09	$20.15	$19.23	$18.55	$18.56

Income (loss) from investment operations:
Net investment income (loss)(d)	0.27	0.30	0.29	0.28	0.26
Net realized and unrealized gain (loss) on investments and foreign currencies	0.72	3.39	2.33	1.89	(0.05)
Net increase from payments by affiliates	–	–	–	–	–

Total income (loss) from investment operations	0.99	3.69	2.62	2.17	0.21

Distributions from:
Net investment income	(0.34)	(0.35)	(0.29)	(0.28)	(0.22)
Net realized gain on securities	(1.71)	(0.40)	(1.41)	(1.21)	–

Total distributions	(2.05)	(0.75)	(1.70)	(1.49)	(0.22)

Net asset value at end of period	$22.03	$23.09	$20.15	$19.23	$18.55

TOTAL RETURN(a)	4.46%	18.49%	13.90%	12.16%	1.06%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expense reductions to average net assets	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.22%	1.37%	1.46%	1.47%	1.35%
Ratio of net investment income (loss) to average net assets(c)	1.17%	1.33%	1.41%	1.42%	1.31%
Portfolio turnover rate	36%	5%	0%	25%	31%
Number of shares outstanding at end of period (000’s)	32,675	34,175	39,701	39,360	39,153
Net assets at the end of period (000’s)	$719,784	$789,118	$799,898	$756,821	$726,460

*	See Note 1
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

154

VALIC Company II

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VALIC Company II and

Shareholders of each of the fifteen funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (fifteen funds constituting VALIC Company II, hereafter collectively referred to as the “Funds”) as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

VALIC Company II

Aggressive Growth Lifestyle Fund	Mid Cap Growth Fund
Capital Appreciation Fund	Mid Cap Value Fund
Conservative Growth Lifestyle Fund	Moderate Growth Lifestyle Fund
Core Bond Fund	Small Cap Growth Fund
Government Money Market II Fund	Small Cap Value Fund
High Yield Bond Fund	Strategic Bond Fund
International Opportunities Fund	U.S. Socially Responsible Fund (formerly Socially Responsible Fund)
Large Cap Value Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

October 25, 2019

We have served as the auditor of one or more investment companies in the VALIC family of funds since 2008.

155

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

[1]

Effective June 7, 2010, Perkins became a sub-sub-adviser pursuant to a Sub-Sub-Advisory Agreement between Janus and Perkins. The Board’s consideration and approval of VALIC’s Investment Sub-Advisory Agreement with Janus included a consideration and approval of this Sub-Sub-Advisory Agreement.

At an in-person meeting held on August 5-6, 2019, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the Investment Advisory Agreement with respect to each series of VC II (each a “Fund,” and collectively, the “Funds”) between The Variable Annuity Life Insurance Company (“VALIC”) and VC II (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC II (collectively, the “Sub-advisory Agreements”): BMO Asset Management Corp. (“BMO AM”), BNY Mellon Asset Management North America Corporation (“BNY”), Boston Partners Global Investors, Inc. (“Boston Partners”), Delaware Investments Fund Advisers (“Delaware”), Janus Capital Management, LLC (“Janus”), J.P. Morgan Investment Management, Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Perkins Investment Management, LLC (“Perkins”),1 PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SunAmerica”) and Wellington Management Company LLP (“Wellington Management”) (collectively referred to as the “Sub-advisers”). The Advisory Agreement and Sub-advisory Agreements are collectively referred to as the “Advisory Contracts.” Prior to the August 5-6, 2019 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at an in-person meeting held on July 8-9, 2019.

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvisory Expense Group/Universe”), as selected by an independent third-party provider of mutual fund data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC, the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SunAmerica, an affiliated Sub-adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in an executive session at an in-person special meeting held on July 8-9, 2019 and executive sessions held during the August 2019 meeting during which such independent counsel provided guidance to the Independent Trustees. Following the July 8-9, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto at the August 2019 meeting. The continuation of all Advisory Contracts was approved at the August 2019 meeting for a one-year term beginning September 1, 2019 and ending August 31, 2020.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC II. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC II, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC II is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC II’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-adviser changes and/or other changes intended to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC II, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à -vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes. The Board also considered the significant risks assumed by VALIC in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including operational, compliance, reputational, litigation, regulatory and liquidity risks with respect to all Funds.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Trustees of VC II concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment, compliance and other personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also reviewed each Sub-adviser’s brokerage practices and considered each Sub-adviser’s risk management processes.

The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel. The Board noted that SunAmerica is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VALIC Company I and VC II Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

156

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group/Universe and Subadvisory Expense Universe and, in some cases as noted below, the Subadvisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of each of the Funds.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated February 28, 2019.

The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2019, and that the benchmark information provided by management was for the period ended May 31, 2019. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•

Aggressive Growth Lifestyle Fund (PineBridge). The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s total net expenses were equal to the medians of its Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2020.

The Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Fund equaled the median of the Performance Group for the one-year period and outperformed the median of the Performance Group for the three- and five-year periods. The Fund outperformed the median of the Performance Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Capital Appreciation Fund (BMO AM). The Fund’s total net expenses, actual management fees and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board noted that the expense limitation on total expenses was also extended contractually through December 31, 2020.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-year period and underperformed its Lipper peer index and the median of its Performance Universe for the three- and five-year periods. The Fund equaled the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Conservative Growth Lifestyle Fund (PineBridge). The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s total net expenses were equal to the median of its Expense Group and above the median of its Expense Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted the expense limitation on total expenses was extended contractually through December 31, 2020.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-year period and outperformed its Lipper peer index and the median of its Performance Universe for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Core Bond Fund (PineBridge). The Fund’s actual management fees were below the median of its Expense Group and above the median of its Expense Universe. The Fund’s total net expenses were below the median of its Expense Group and equal to the median of its Expense Universe. The Fund’s actual sub-advisory fees were above the medians of its Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2020.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-year period and outperformed its Lipper peer index and the median of its Performance Universe for the three- and five-year periods. The Fund equaled the median of its Performance Group for the one- and five-year periods and outperformed the median of its Performance Group for the three-year period. The Fund underperformed its benchmark for the one- and five-year periods and outperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance.

157

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Government Money Market II Fund (SunAmerica). The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2020.

The Fund underperformed its Lipper peer index and Performance Universe for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

High Yield Bond Fund (Wellington Management). The Fund’s actual management fees and total net expenses were above the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of its Sub-advisory Expense Group and above the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the limitation on total expenses was lowered contractually for the one-year period ended December 31, 2020.

The Fund outperformed its Lipper peer index and the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one- and five-year periods and equaled the median of its Performance Universe for the three-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

International Opportunities Fund (MFS/Delaware). The Fund’s actual management fees were above the median of its Expense Group and equal to the median of its Expense Universe. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of its Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted the contractual limitation on total expenses that was instituted for the one-year period ended December 31, 2020.

The Fund outperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Large-Cap Value Fund (Janus/Perkins/BNY). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and outperformed its Lipper peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Mid-Cap Growth Fund (Wellington Management). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted the contractual limitation on total expenses that was instituted for the one-year period ended December 31, 2020.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one- and five-year periods and outperformed its Lipper peer index and the median of its Performance Universe for the three-year period. The Fund underperformed the median of its Performance Group for the one-year period and equaled the median of its Performance Group for the three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Mid-Cap Value Fund (Wellington Management/Boston Partners). The Fund’s actual management fees were equal to the median of its Expense Group and below the median of its Expense Universe. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the medians of its Sub-advisory Expense Group/Universe. The expense limitation on total expenses was also extended contractually through December 31, 2020.

The Fund underperformed its Lipper peer index and the median of its Peer Universe for the one- and five-year periods and outperformed its Lipper peer index and the median of its Peer Universe for the three-year period. The Fund outperformed the median of its Performance Group for the one- and three-year periods and underperformed the median of its Performance Group for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Moderate Growth Lifestyle Fund (PineBridge). The Fund’s actual management fees were equal to the median of its Expense Group and above the median of its Expense Universe. The Fund’s total net expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2020.

The Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Fund outperformed the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Small-Cap Growth Fund (JPMIM). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers. The Board noted that the limitation on total expenses was lowered contractually for the one-year period ended December 31, 2020.

158

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Small-Cap Value Fund (JPMIM). The Fund’s actual management fees were below the median of its Expense Group and above the median of its Expense Universe. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of its Sub-advisory Expense Group and below the median of its Sub-advisory Expense Universe. The Board noted the contractual limitation on total expenses that was instituted for the one-year period ended December 31, 2020.

The Fund underperformed its Lipper peer index for the one- and three-year periods and outperformed its Lipper peer index for the five-year period. The Fund underperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Strategic Bond Fund (PineBridge). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2020.

The Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Fund outperformed the median of its Performance Group for the one- and five-year periods and underperformed the median of its Performance Group for the three-year period. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

U.S. Socially Responsible Fund (formerly, Socially Responsible Fund) (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board further concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average monthly net assets of the respective Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided for a flat fee based on the estimated cost of providing such services, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also noted that VC II pays SunAmerica, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services, and the Funds’ custodian, State Street Bank and Trust Company, for calculation of the daily net asset value. The Board also noted that SunAmerica receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VC II pays VALIC an annual fee of 0.25% on average daily net assets of each Fund (other than the Lifestyle Funds) pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material. The Board also noted that VALIC and its affiliates may receive revenue sharing payments from certain sub-advisers to the Funds in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Funds, including sales through variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by VALIC, as well as occasional gifts, entertainment or other compensation as incentives. In addition, the Board considered that, because shares of the Funds are offered as investment options through Variable Contracts issued by VALIC and its affiliated life insurers (collectively, the “Life Companies”), the investment objectives, strategies and performance of the Funds may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services, and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge, noting that VALIC’s profitability was generally in the range of the profitability of

159

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

companies contained in the report. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. The Board further considered the amount of sub-advisory fees paid out by VALIC and the amount of the advisory fees that it retained and determined that these amounts were reasonable in light of the services performed by VALIC and the sub-advisers, respectively. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Trustees noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Trustees determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allow the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board further noted that VALIC has agreed to cap the total annual operating expenses of certain Funds. The Board also observed that expense caps and fee waivers benefitted shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

160

VALIC Company II

TRUSTEE AND OFFICER INFORMATION — August 31, 2019 (unaudited)

Name, Age and Address at August 31, 2019*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Thomas J. Brown Age: 73	Trustee	2005- Present	Retired	49	Trustee, Virtus Funds (2011-Present).
Dr. Judith L. Craven Age: 73	Trustee	1998- Present	Retired	73	Director, A.G. Belo Corporation, a media company (1992-2014); Director, SYSCO Corporation, a food marketing and distribution company (1996-2017); Director, Luby’s Inc. (1998-Present).
Dr. Timothy J. Ebner Age: 70	Trustee	1998- Present	Professor and Head, Department of Neuroscience Medical School (1980-Present), and University of Minnesota, Pickworth Chair (2000-Present); Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	49	Trustee, Minnesota Medical Foundation (2003-2013).
Judge Gustavo E. Gonzales, Jr. Age: 79	Trustee	1998- Present	Semi-Retired. Attorney At Law, Criminal Defense and General Practice (2004-2014). Retired Municipal Court Judge, Dallas, TX (since 2004).	49	None.
Kenneth J. Lavery Age: 69	Chairman and Trustee(5)	2001- Present	Retired, Vice President, Massachusetts Capital Resources Co. (1982-2013).	49	None.
Dr. John E. Maupin, Jr. Age: 72	Trustee	1998- Present	Retired, President, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	49	Director, LifePoint Hospitals, Inc., hospital management (1999-Present); Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-Present).
Interested Trustees
Peter A. Harbeck(1) Age: 65	Trustee	2001- Present	Retired June 2019; formerly President, CEO (1997-2019) and Director (1992-2019), SunAmerica (1995-2019); Director, AIG Capital Services, Inc. (“ACS”) (1993-2019); Chairman, President and CEO, Advisor Group, Inc. (2004-2016)	73	None.
Eric S. Levy Age: 54(1)	Trustee	2017- Present	Executive Vice President, VALIC (2015-Present); Executive Vice President, Group Retirement, AIG (2015-Present); and Senior Vice President, Lincoln Financial Group (2010-2015).	49	None
Officers
John T. Genoy Age: 50	President and Principal Executive Officer	2014- Present	Chief Financial Officer (2002-Present), Senior Vice President, (2004-Present), Chief Operating Officer (2006-Present) and Director (2014-Present), SunAmerica.	N/A	N/A

161

VALIC Company II

TRUSTEE AND OFFICER INFORMATION — August 31, 2019 (unaudited) — (continued)

Name, Age and Address at August 31, 2019*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Officers
John Packs Age: 63	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-2013); Senior Vice President, SunAmerica (2008-Present).	N/A	N/A
Gregory R. Kingston Age: 53	Treasurer and Principal Financial Officer	2000- Present	Vice President (2001-Present) and Head of Mutual Fund Administration (2014-Present), SunAmerica.	N/A	N/A
Gregory N. Bressler Age: 52	Vice President	2005- Present	Senior Vice President, General Counsel (2005-Present) and Assistant Secretary (2013-Present), SunAmerica.	N/A	N/A
Christopher C. Joe Age: 50	Chief Compliance Officer	2017 to Present

Chief Compliance Officer, SunAmerica Fund Complex (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco Ltd. (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014-2015).

				N/A	N/A
Matthew J. Hackethal Age: 47	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer (2006-Present), Vice President (2011-Present) and Acting Chief Compliance Officer (2016-2017) SunAmerica; AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Thomas M. Ward Age: 52	Vice President	2008- Present	Vice President (2009-Present), VALIC and VALIC Financial Advisors, Inc.	N/A	N/A
Kathleen D. Fuentes Age: 50	Chief Legal Officer, Vice President and Secretary	2015- Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).	N/A	N/A
Shawn Parry Age: 47	Vice President and Assistant Treasurer	2014- Present	Vice President (2014-Present) and Assistant Vice President (2005-2014), SunAmerica.	N/A	N/A
Donna McManus Age: 58	Vice President and Assistant Treasurer	2014- Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
*	The business address for each Trustee and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)

Mr. Harbeck is considered to be an “interested trustee,” because Mr. Harbeck owns shares of American International Group, Inc., the ultimate parent of the Adviser. Until his retirement on June 28, 2019, he served as President, CEO and Director of SunAmerica and Director of ACS. Mr. Levy is considered to be an interested trustee because he serves as an officer of the Advisor and AIG, the Advisor’s ultimate parent company.

(2)

The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the Series (15 funds), SunAmerica Speciality Series (6 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 funds), Anchor Series Trust (5 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (59 portfolios), and VALIC Company I (34 funds).

(3)

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.

(4)	Trustees serve until their successors are duly elected and qualified.
(5)	Effective January 1, 2019, Mr. Lavery became Chairman of the Board.

Additional Information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

162

VALIC Company II

SHAREHOLDERS TAX INFORMATION — August 31, 2019 (unaudited)

Certain tax information regarding the VALIC Company II is required to be provided to the shareholders based upon each Fund’s income and capital gain distributions for the taxable year ended August 31, 2019.

During the year ended August 31, 2019, the Funds paid the following long-term capital gains along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

Fund	Net Long-Term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the Dividends Received Deduction
Aggressive Growth Lifestyle	$50,153,748	$265,554	$2,554,462	22.68%
Capital Appreciation	22,301,727	—	—	22.64
Conservative Growth Lifestyle	12,250,183	76,788	708,820	7.69
Core Bond	—	—	—	—
Government Money Market II	—	—	—	—
High Yield Bond	—	—	—	0.02
International Opportunities	22,610,854	698,990	10,319,529	0.44
Large Cap Value	18,911,646	—	—	61.71
Mid Cap Growth	5,581,715	—	—	31.62
Mid Cap Value	132,095,114	—	—	94.31
Moderate Growth Lifestyle	64,453,213	245,531	2,299,398	16.22
Small Cap Growth	38,489,464	—	—	7.22
Small Cap Value	47,245,970	—	—	45.78
Strategic Bond	—	—	—	—
U.S. Socially Responsible	50,307,518	—	—	93.99

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to the shareholders.

163

VALIC Company II

COMPARISONS: FUNDS VS. INDEXES (unaudited)

In the following pages, we have included graphs that compare each Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC II Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contracts or variable life insurance policies (collectively, the “Contracts”), qualifying employer-sponsored retirement plans (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

164

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ended August 31, 2019, the Aggressive Growth Lifestyle Fund returned -0.52%, compared to 2.92% for the S&P 500® Index and 3.85% for the blended index. The blended index is comprised of 54% Russell 3000® Index, 13% MSCI EAFE Index (net), 25% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% FTSE EPRA/NAREIT Developed Index.

The Aggressive Growth Lifestyle Fund invests in a combination of affiliated funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

During the Period:

•	In aggregate, asset allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

•	In aggregate, manager selection detracted from Fund return relative to Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	VC I Global Real Estate Fund (overweight); VC I Stock Index Fund (overweight); VC II Strategic Bond Fund (overweight)

•	The following detracted from Fund return relative to Benchmark return:

O	VC II Small Cap Value Fund (overweight); VC I Small Cap Special Values Fund (overweight); VC I International Value Fund (overweight)

165

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2019, the Aggressive Growth Lifestyle Fund returned -0.52% compared to 2.92% for the S&P 500® Index and 3.85% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (54%), MSCI EAFE Index (net) (13%), the Bloomberg Barclays U.S. Aggregate Bond Index (25%) and the FTSE/EPRA NAREIT Developed Index (8%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
-0.52%	5.00%	9.17%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

166

VALIC Company II Capital Appreciation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with BMO Asset Management, LLC (“BMO AM”).

The Capital Appreciation Fund posted a return of -0.35% for the twelve-month period ending August 31, 2019, compared to a return of 4.27% for the Russell 1000® Growth Index.

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to the Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Sector allocation(s): real estate (overweight); health care (underweight); financials (overweight)

O	Security selection in the following sector(s): health care

O	Position weighting(s): Essex Property Trust, Inc.; Mastercard, Inc.; Hershey Co.

•	The following detracted from Fund return relative to Benchmark return:

O	Sector allocation(s): energy (overweight); consumer staples (underweight)

O	Security selection in the following sector(s): information technology; consumer discretionary; materials

O	Position weighting(s): ConocoPhillips; TripAdvisor, Inc.; F5 Networks, Inc.

For the year ended August 31, 2019, the Capital Appreciation Fund returned -0.35% compared to 4.27% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
-0.35%	10.24%	13.48%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

167

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ended August 31, 2019, the Conservative Growth Lifestyle Fund returned 3.52%, compared to 2.92% for the S&P 500® Index and 7.25% for the blended index. The blended index is comprised of 24% Russell 3000® Index, 8% MSCI EAFE Index (net), 65% Bloomberg Barclays U.S. Aggregate Bond Index, and 3% FTSE EPRA/NAREIT Developed Index.

The Conservative Growth Lifestyle Fund invests in a combination of affiliated funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

During the Period:

•	In aggregate, asset allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

•	In aggregate, manager selection detracted from Fund return relative to Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	VC II Strategic Bond Fund (overweight); VC II Core Bond Fund (overweight); VC II High Yield Bond Fund (overweight)

•	The following detracted from Fund return relative to Benchmark return:

O	VC II Small Cap Value Fund (overweight); VC I Small Cap Special Values Fund (overweight); VC I International Value Fund (overweight)

168

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2019, the Conservative Growth Lifestyle Fund returned 3.52% compared to 2.92% for the S&P 500® Index and 7.25% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (24%), MSCI EAFE Index (net) (8%), the Bloomberg Barclays U.S. Aggregate Bond Index (65%) and the FTSE EPRA/NAREIT Developed Index (3%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
3.52%	3.50%	6.81%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

169

VALIC Company II Core Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC.

The Core Bond Fund posted a return of 9.64% for the twelve-month period ending August 31, 2019, compared to a return of 10.17% for the Bloomberg Barclays U.S. Aggregate Bond Index.

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to the Benchmark return.

•	Yield curve positioning detracted from Fund return.

•	The following contributed to Fund return relative to Benchmark return:

O	Sector allocation(s): U.S. Treasuries (underweight); industrials (overweight); financials (overweight)

O	Security selection in the following sector(s): utilities; financials; sovereigns

O	Position weighting(s): UniCredit SpA; Republic of Turkey; South Carolina Electric & Gas Co.

•	The following detracted from Fund return relative to Benchmark return:

O	Sector allocation(s): utilities (overweight); MBS (Conventional 30-year) (overweight)

O	Security selection in the following sector(s): Industrials; U.S. Treasuries

O	Position weighting(s): Hi-Crush Partners LP; Pioneer Energy Services Corp.

For the year ended August 31, 2019, the Core Bond Fund returned 9.64% compared to 10.17% for the Bloomberg Barclays U.S. Aggregate Bond Index.

*

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
9.64%	3.14%	4.55%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

170

VALIC Company II Government Money Market II Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Government Money Market II Fund posted a return of 1.75% for the twelve-month period ending August 31, 2019, compared to a return of 2.36% for the FTSE Treasury Bill 3 Month Index.

During the Period:

•	The following contributed to Fund return relative to Benchmark return:

O	Sector allocation(s): U.S. Agencies (overweight)

O	Security selection in the following sector(s): U.S. Agencies

O	Position weighting(s): FHLB (Federal Home Loan Bank)

•	The following detracted from Fund return relative to Benchmark return:

O	Sector allocation(s): U.S. Treasuries (underweight)

O	Position weighting(s): FNMA (Federal National Mtg. Assoc.); FFCB (Federal Farm Credit Bank)

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
1.75%	0.57%	0.29%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

171

VALIC Company II High Yield Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company LLP.

The High Yield Bond Fund posted a return of 6.47% for the twelve-month period ending August 31, 2019, compared to its benchmark, the FTSE US High-Yield Market Index, which returned 6.10%.

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to the Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Sector allocation(s): energy (underweight); gaming (overweight); financials (overweight)

O	Security selection in the following sector(s): energy; wireless; wirelines

O	Position weighting(s): Weatherford International, Ltd.; EP Energy/Everest Acquisition Finance, Inc.; Frontier Communications Corp.

•	The following detracted from Fund return relative to Benchmark return:

O	Sector allocation(s): utilities (underweight); supermarkets (underweight)

O	Security selection in the following sector(s): metals & mining; consumer products

O	Position weighting(s): Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.; Foresight Energy LLC/Foresight Energy Finance Corp.; Chesapeake Energy Corp.

For the year ended August 31, 2019, the High Yield Bond Fund returned 6.47% compared to 6.10% for the FTSE US High-Yield Market Index.

*

The FTSE US High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the U.S or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
6.47%	4.33%	7.37%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

172

VALIC Company II International Opportunities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Opportunities Fund posted a return of -9.20% for the twelve-month period ending August 31, 2019, compared to a return of -9.16% for the MSCI EAFE Small Cap Index (net).

A discussion with Massachusetts Financial Services Company – regarding their portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark detracted from portfolio return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed portfolio return relative to the Benchmark return.

•	Holdings of cash and/or cash equivalents contributed to portfolio return.

•	The following contributed to portfolio return relative to Benchmark return:

O	Sector allocation(s): consumer staples (overweight); healthcare (underweight); industrials (underweight)

O	Security selection in the following sector(s): consumer discretionary; industrials; financials; communication services

O	Position weighting(s): OBIC Co., Ltd.; China Resources Beer Holdings Co., Ltd.; Cellnex Telecom SA; Greggs PLC

•	The following detracted from portfolio return relative to Benchmark return:

O	Sector allocation(s): real estate (underweight); energy (underweight)

O	Security selection in the following sector(s): real estate; consumer discretionary; materials

O	Position weighting(s): Yamato Holdings Co., Ltd.; Amadeus IT Group SA; Fuchs Petrolub SE; LS Industrial Systems Co., Ltd.

A discussion with Delaware Investments Fund Advisers – regarding their portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark did not meaningfully impact portfolio return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from portfolio return relative to the Benchmark return.

•	In aggregate, regional or country exposures relative to those of the Benchmark detracted from portfolio return relative to Benchmark return.

•	Holdings of cash and/or cash equivalents contributed to portfolio return.

•	The following contributed to portfolio return relative to Benchmark return:

O	Sector allocation(s): information technology (overweight); financials (underweight); materials (underweight)

O	Security selection in the following sector(s): communication services; industrials

O	Position weighting(s): Afterpay Touch Group Ltd.; Evolution Gaming Group AB; GMO Payment Gateway Inc.

O	Country allocation(s): China (overweight); Brazil (overweight)

•	The following detracted from portfolio return relative to Benchmark return:

O	Sector allocation(s): real estate (underweight); energy (overweight)

O	Security selection in the following sector(s): healthcare; consumer staples; real estate

O	Position weighting(s): Fevertree Drinks PLC; Burford Capital Ltd.; Keywords Studios PLC

O	Country allocation(s): Norway (overweight); South Korea (overweight); Japan (underweight)

173

VALIC Company II International Opportunities Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2019, the International Opportunities Fund returned -9.20% compared to -9.16% for the MSCI EAFE Small Cap Index (net).

*

The MSCI EAFE Small Cap Index (net) is an unmanaged index considered representative of small-cap stocks of Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
-9.20%	5.47%	7.15%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

174

VALIC Company II Large Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Large Cap Value Fund posted a return of -2.39% for the twelve-month period ending August 31, 2019, compared to a return of 0.62% for the Russell 1000® Value Index.

A discussion with Perkins Investment Management, LLC a Janus Henderson Global Investors plc Company – regarding their portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark detracted from portfolio return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to portfolio return relative to the Benchmark return.

•	In aggregate, country exposures relative to those of the Benchmark detracted from portfolio return relative to Benchmark return.

•	The following contributed to portfolio return relative to Benchmark return:

O	Sector allocation(s): consumer staples (overweight); energy (underweight)

O	Security selection in the following sector(s): materials; financials; industrials

•	The following detracted from portfolio return relative to Benchmark return:

O	Sector allocation(s): communication services; financials; utilities

O	Security selection in the following sector(s): energy (underweight); consumer discretionary (underweight); communication services (underweight)

O	Country allocation(s): UK (overweight)

A discussion with BNY Mellon Asset Management North America Corporation – regarding their portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark detracted from portfolio return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from portfolio return relative to the Benchmark return.

•	The following contributed to portfolio return relative to Benchmark return:

O	Sector allocation(s): information technology (overweight)

O	Security selection in the following sector(s): materials; financials

•	The following detracted from portfolio return relative to Benchmark return:

O	Sector allocation(s): energy (underweight); health care (underweight); consumer staples (underweight)

O	Security selection in the following sector(s): materials; utilities; real estate

175

VALIC Company II Large Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2019, the Large Cap Value Fund returned -2.39% as compared to 0.62% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
-2.39%	6.52%	10.64%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

176

VALIC Company II Mid Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company LLP.

The Mid Cap Growth Fund posted a return of 1.72% for the twelve-month period ending August 31, 2019, compared to a return of -6.43% for the S&P Mid Cap 400® Index.

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to the Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Sector allocation(s): information technology (overweight); energy (underweight)

O	Security selection in the following sector(s): industrials; consumer discretionary; health care; materials

O	Position weighting(s): Ball Corp.; Genpact, Ltd.; Roku, Inc.

•	The following detracted from Fund return relative to Benchmark return:

O	Sector allocation(s): real Estate (underweight); utilities (underweight); health care (overweight)

O	Security selection in the following sector(s): communications services; utilities

O	Position weighting(s): CommScope Holding Co., Inc.; 2U, Inc.; Aerie Pharmaceuticals, Inc.

For the year ended August 31, 2019, the Mid Cap Growth Fund returned 1.72% compared to -6.43% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
1.72%	9.82%	12.01%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

177

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Value Fund posted a return of -4.14% for the twelve-month period ending August 31, 2019, compared to a return of -3.13% for the Russell Midcap® Value Index.

A discussion with Wellington Management Company LLP – regarding their portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark detracted from portfolio return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from portfolio return relative to the Benchmark return.

•	Holdings of cash and/or cash equivalents contributed to portfolio return.

•	The following contributed to portfolio return relative to Benchmark return:

O	Sector allocation(s): consumer discretionary (underweight); information technology (overweight)

O	Security selection in the following sector(s): consumer staples; real estate; health care

O	Position weighting(s): STORE Capital Corp.; Leidos Holdings, Inc.; Jardine Lloyd Thompson Group

•	The following detracted from portfolio return relative to Benchmark return:

O	Sector allocation(s): utilities (underweight); materials (overweight); real estate (underweight)

O	Security selection in the following sector(s): financials; consumer discretionary; industrials; information technology

O	Position weighting(s): Encana Corp.; Silicon Motor Technology; Caleras, Inc.; Cabot Corp.

A discussion with Boston Partners – regarding their portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark detracted from portfolio return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to portfolio return relative to the Benchmark return.

•	The following contributed to portfolio return relative to Benchmark return:

O	Sector allocation(s): consumer discretionary (underweight); industrials (overweight); information technology (overweight)

O	Security selection in the following sector(s): consumer discretionary; financials; utilities

O	Position weighting(s): Aon PLC; Alleghany Corp.; PG&E Corp.

•	The following detracted from portfolio return relative to Benchmark return:

O	Sector allocation(s): real estate (underweight); utilities (underweight); financials (overweight)

O	Security selection in the following sector(s): industrials; real estate

O	Position weighting(s): Marathon Petroleum Corp.; East West Bancorp, Inc.; Cimarex Energy Co.

178

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2019, the Mid Cap Value Fund returned -4.14% compared to -3.13% for the Russell Midcap® Value Index.

*

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
-4.14%	4.89%	10.66%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

179

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-month period ended August 31, 2019, the Moderate Growth Lifestyle Fund returned 1.71%, compared to 2.92% for the S&P 500® Index and 5.59% for the Fund’s Blended Index. The blended index is comprised of 40% Russell 3000® Index, 10% MSCI EAFE Index (net), 45% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% FTSE EPRA/NAREIT Developed Index.

The Moderate Growth Lifestyle Fund invests in a combination of affiliated funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

During the Period:

•	In aggregate, asset allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

•	In aggregate, manager selection detracted from Fund return relative to Benchmark return.

•	The following detracted from Fund return relative to Benchmark return:

O	VC II Small Cap Value Fund (overweight); VC I Small Cap Special Values Fund (overweight); VC I International Value Fund (overweight)

180

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2019, the Moderate Growth Lifestyle Fund returned 1.71% compared to 2.92% for the S&P 500® Index and 5.59% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the Russell 3000® Index (40%), MSCI EAFE Index (net) (10%), the Bloomberg Barclays U.S. Aggregate Bond Index (45%) and the FTSE EPRA/NAREIT Developed Index (5%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
1.71%	4.77%	8.36%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

181

VALIC Company II Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management Inc.

The Small Cap Growth Fund posted a return of -5.47% for the twelve-month period ending August 31, 2019, compared to a return of -11.02% for the Russell 2000® Growth Index.

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to the Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Sector allocation(s): information technology (overweight); energy (underweight); materials (underweight)

O	Security selection in the following sector(s): health care; information technology; industrials

O	Position weighting(s): Inphi Corp.; Anaplan, Inc.

•	The following detracted from Fund return relative to Benchmark return:

O	Sector allocation(s): utilities (underweight); real estate (underweight)

O	Security selection in the following sector(s): consumer discretionary; financials; materials

O	Position weighting(s): Centennial Resource Development, Inc.; Evolent Health, Inc.

For the year ended August 31, 2019, the Small Cap Growth Fund returned -5.47% compared to -11.02% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
-5.47%	13.13%	15.42%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

182

VALIC Company II Small Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Value Fund posted a return of -17.24% for the twelve-month period ending August 31, 2019, compared to a return of -14.89% for the Russell 2000® Value Index.

A discussion with J.P. Morgan Investment Management Inc. – regarding the Quality/Development of capital prudently/Valuation strategy portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark detracted from portfolio return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to portfolio return relative to the Benchmark return.

•	The following contributed to portfolio return relative to Benchmark return:

O	Sector allocation(s): semiconductors (overweight); software & services (overweight)

O	Security selection in the following sector(s): finance; consumer cyclical; pharmaceutical

O	Position weighting(s): Medicines Co.; FTI Consulting Inc.; KB Home

•	The following detracted from portfolio return relative to Benchmark return:

O	Sector allocation(s): pharmaceutical (overweight); energy (overweight)

O	Security selection in the following sector(s): REITs; telecommunications; insurance

O	Position weighting(s): Consolidated Communications Holdings Inc.; Geo Group Inc.; Gamestop Corp.

A discussion with J.P. Morgan Investment Management Inc. – regarding the Trends/Momentum/Valuation strategy portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark detracted from portfolio return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from portfolio return relative to the Benchmark return.

•	The following contributed to portfolio return relative to Benchmark return:

O	Sector allocation(s): energy (overweight); systems hardware (overweight)

O	Security selection in the following sector(s): systems hardware; finance

O	Position weighting(s): SemGroup Corp.; Portland General Electric Co.; IDACORP, Inc.

•	The following detracted from portfolio return relative to Benchmark return:

O	Sector allocation(s): pharmaceutical (overweight); utilities (underweight); retail (overweight)

O	Security selection in the following sector(s): consumer cyclical; REITs; health services & systems

O	Position weighting(s): CoreCivic, Inc.; GEO Group, Inc.; Ashford Hospitality Trust, Inc.

183

VALIC Company II Small Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2019, the Small Cap Value Fund returned -17.24% compared to -14.89% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures t
he	performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
-17.24%	3.12%	9.19%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

184

VALIC Company II Strategic Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Strategic Bond Fund posted a return of 8.27% for the twelve-month period ending August 31, 2019, compared to its benchmark, the Bloomberg Barclays Capital U.S. Aggregate Bond Index, which returned 10.17%.

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to the Benchmark return.

•	Yield curve positioning detracted from Fund return.

•	The following contributed to Fund return relative to Benchmark return:

O	Sector allocation(s): sovereigns (overweight); communication (overweight); U.S. Treasuries (underweight)

O	Security selection in the following sector(s): sovereigns; technology; U.S. Agencies

•	The following detracted from Fund return relative to Benchmark return:

O	Sector allocation(s): energy (overweight); MBS (Conventional 30-year) (underweight)

O	Security selection in the following sector(s): energy; basic industry; consumer cyclical

O	Position weighting(s): Chaparral Energy, Inc.; Republic of Argentina; Rentpath LLC

For the year ended August 31, 2019, the Strategic Bond Fund returned 8.27% compared to 10.17% for the Bloomberg Barclays U.S. Aggregate Bond Index.

*

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
8.27%	3.29%	5.63%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

185

VALIC Company II U.S. Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC.

The U.S. Socially Responsible Fund posted a return of 4.46% for the twelve-month period ending August 31, 2019, compared to its benchmark, the S&P 500® Index, which returned 2.92%.

The Fund is an optimized portfolio which seeks to track the S&P 500® Index while investing in socially responsive companies. The Fund’s criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, or production of weaponry. Furthermore, companies deemed to have poor labor/employee relations or environmental records are also screened out of the investable universe. These criteria may create differences in Fund performance relative to that of the Benchmark.

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to the Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Sector allocation(s): information technology (overweight); industrials (overweight); energy (underweight)

O	Security selection in the following sector(s): healthcare; financials; industrials

O	Position weighting(s): Berkshire Hathaway, Inc; Procter & Gamble Co.; Zoetis, Inc.

•	The following detracted from Fund return relative to Benchmark return:

O	Sector allocation(s): financials (overweight); real estate (overweight); healthcare (underweight)

O	Security selection in the following sector(s): energy; telecom

O	Position weighting(s): Kraft Heinz Co.; Schlumberger, Ltd.; EOG Resources, Inc.

For the year ended August 31, 2019, the U.S. Socially Responsible Fund returned 4.46% compared to 2.92% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Return as of August 31, 2019
1 Year	5 Years	10 Years
4.46%	9.83%	13.55%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

186

VALIC Company II

SUPPLEMENTS TO THE PROSPECTUS

THE SUPPLEMENTS ARE NOT PART OF ANNUAL REPORT.

Filed under Rule 497(e) and 497(k)

Registration No. 333-53589

VALIC Company II

Small Cap Growth Fund

(the “Fund”)

Supplement dated September 25, 2019, to the Fund’s Summary Prospectus and Prospectus

dated January 1, 2019, as supplemented and amended to date

At an in-person meeting held on August 5-6, 2019, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”) approved an amendment to the Investment Sub-Advisory Agreement (the “Subadvisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and J.P. Morgan Investment Management Inc. with respect to the Fund. The amendment reduces the fees payable by VALIC under the Subadvisory Agreement.

At the meeting, the Board also approved an Advisory Fee Waiver Agreement (the “Fee Waiver Agreement”) with respect to the Fund. Pursuant to the Fee Waiver Agreement, VALIC is contractually obligated to waive a portion of its advisory fee with respect to the Fund so that the advisory fee rate payable by the Fund to VALIC under the Investment Advisory Agreement with VC II (the “Advisory Agreement”) is 0.82% on the first $100 million and 0.77% on assets over $100 million. This Fee Waiver Agreement will become effective on January 1, 2020, and will continue in effect through December 31, 2020. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Investment Advisory Agreement. VALIC may not recoup any advisory fees waived with respect to the Fund pursuant to the Fee Waiver Agreement.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e) and 497(k)

Registration No. 333-53589

VALIC Company II

Socially Responsible Fund

(the “Fund”)

Supplement dated May 14, 2019, to the Fund’s

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated January 1, 2019, as supplemented and amended to date

At a meeting held on April 29-30, 2019, the Board of Trustees of VALIC Company II approved a change of the Fund’s name from the Socially Responsible Fund to the U.S. Socially Responsible Fund. Accordingly, effective on or about June 4, 2019, all references to “Socially Responsible Fund” will be deleted and replaced by “U.S. Socially Responsible Fund.”

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus or SAI, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

187

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

BMO Asset Management Corp.

115 S. LaSalle Street

Chicago, Illinois 60603

BNY Mellon Asset Management North America Corporation

One Boston Place

Boston, Massachusetts 02108

Delaware Investments Fund Advisers

2005 Market Street

Philadelphia, PA 19103

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

PineBridge Investments, LLC

399 Park Avenue

New York, New York 10022

Boston Partners Global Investors, Inc. d/b/a Boston Partners

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management, LLC

Haborside 5

185 Hudson Street, Suite 3300

Jersey City, New Jersey 07311

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

Christopher J. Tafone,

Assistant Secretary

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

The Series is required to file its complete schedule of portfolio holdings quarterly with the U.S. Securities and Exchange Commission on Form N-PORT. The Series’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

188

aig.com/RetirementServices — Account access

You will need to create an online security profile with a unique user ID and password. With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

Manage your account online

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Initiate account transactions including: • Change allocation • Transfer money among investment options • Rebalance account to your desired allocation mix • Change contributions
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• Visit aig.com/RetirementServices • Register for online access • Follow steps to create a security profile
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Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (VFA), member FINRA, SIPC and an SEC-registered investment adviser.

Annuities are issued by The Variable Annuity Life Insurance Company (VALIC), Houston, TX. Variable annuities are distributed by its affiliate, AIG Capital Services, Inc. (ACS), member FINRA.

AIG Retirement Services represents AIG member companies — The Variable Annuity Life Insurance Company (VALIC) and its subsidiaries, VALIC Financial Advisors, Inc. (VFA) and VALIC Retirement Services Company (VRSCO). All are members of American International Group, Inc. (AIG).

© American International Group, Inc. All rights reserved. VC 23800 (09/2019) J359703 EE

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 11288 (09/2019) J102713

Item 2.	Code of Ethics.

VALIC Company II (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the Code”). During the fiscal year ended August 31, 2019, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Thomas J. Brown, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2018	2019
(a) Audit Fees	$434,275	$447,305
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2018	2019
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$269,506	$267,667

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE16 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)

No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2018 and 2019 were $295,961 and $402,408, respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 08, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 08, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: November 08, 2019